UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4681

Name of Registrant: Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008–June 30, 2008

Item 1: Reports to Shareholders

Vanguard® Bond Index Funds Semiannual Report

June 30, 2008

Vanguard Total Bond Market Index Fund

Vanguard Short-Term Bond Index Fund

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

>	For the six months ended June 30, 2008, the Vanguard Bond Index Funds posted returns that ranged from –0.3% to 1.9% for Investor Shares.

>	The funds’ returns were in line with, or a bit above, those of their target indexes. All four funds outperformed the average returns of their respective peer groups.

>	U.S. Treasuries outperformed other investment-grade bonds during the fiscal half-year.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
Total Bond Market Index Fund	10
Short-Term Bond Index Fund	29
Intermediate-Term Bond Index Fund	45
Long-Term Bond Index Fund	62
About Your Fund’s Expenses	76
Trustees Approve Advisory Arrangement	79
Glossary	80

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Total Bond Market Index Fund
Investor Shares	VBMFX	1.1%
Admiral™ Shares[1]	VBTLX	1.1
Signal® Shares[2]	VBTSX	1.1
Institutional Shares[3]	VBTIX	1.1
ETF Shares[4]	BND
Market Price		0.9
Net Asset Value		1.1
Lehman U.S. Aggregate Bond Index		1.1
Average Intermediate-Term Investment Grade Debt Fund[5]		–0.8

Vanguard Short-Term Bond Index Fund
Investor Shares	VBISX	1.9%
Admiral Shares[1]	VBIRX	2.0
Signal Shares[2]	VBSSX	2.0
ETF Shares[4]	BSV
Market Price		2.1
Net Asset Value		1.9
Lehman 1–5 Year U.S. Government/Credit Index		1.8
Average 1–5 Year Investment Grade Debt Fund[5]		–0.6

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares also carries low expenses and is available for a minimum investment of $5 million for the Total Bond Market Index Fund.

4 Vanguard ETF™ Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

Your Fund’s Total Returns

Six Months Ended June 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	VBIIX	0.9%
Admiral Shares[1]	VBILX	1.0
Signal Shares[2]	VIBSX	1.0
Institutional Shares[3]	VBIMX	1.0
ETF Shares[4]	BIV
Market Price		1.1
Net Asset Value		1.0
Lehman 5–10 Year U.S. Government/Credit Index		0.8
Average Intermediate-Term Investment Grade Debt Fund[5]		–0.8

Vanguard Long-Term Bond Index Fund
Investor Shares	VBLTX	–0.3%
Institutional Shares[3]	VBLLX	–0.2
ETF Shares[4]	BLV
Market Price		–0.5
Net Asset Value		–0.3
Lehman U.S. Long Government/Credit Index		–0.7
Average Corporate A-Rated Debt Fund[5]		–0.7

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares also carries low expenses and is available for a minimum investment of $25 million for the Intermediate-Term and Long-Term Bond Index Funds.

4 Vanguard ETF Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance

December 31, 2007–June 30, 2008

	Starting	Ending	Distributions Per Share		30-Day
	Share	Share	Income	Capital	SEC
Index Fund	Price	Price	Dividends	Gains	Yield
Total Bond Market
Investor Shares	$10.16	$10.03	$0.240	$0.000	4.72%
Admiral Shares	10.16	10.03	0.244	0.000	4.81
Signal Shares	10.16	10.03	0.244	0.000	4.81
Institutional Shares	10.16	10.03	0.246	0.000	4.84
ETF Shares	76.61	75.98	1.477	0.000	4.81
Short-Term Bond
Investor Shares	$10.13	$10.12	$0.205	$0.000	3.63%
Admiral Shares	10.13	10.12	0.209	0.000	3.71
Signal Shares	10.13	10.12	0.209	0.000	3.71
ETF Shares	76.88	77.09	1.263	0.000	3.71
Intermediate-Term Bond
Investor Shares	$10.50	$10.35	$0.249	$0.000	4.94%
Admiral Shares	10.50	10.35	0.254	0.000	5.02
Signal Shares	10.50	10.35	0.254	0.000	5.02
Institutional Shares	10.50	10.35	0.255	0.000	5.05
ETF Shares	76.96	76.28	1.444	0.000	5.02
Long-Term Bond
Investor Shares	$11.65	$11.31	$0.307	$0.000	5.62%
Institutional Shares	11.65	11.31	0.314	0.000	5.73
ETF Shares	76.38	74.45	1.692	0.000	5.70

Chairman’s Letter

Dear Shareholder,

During the first six months of 2008, the corporate bond market remained under pressure as investors’ risk tolerance fluctuated amid the unfolding credit crisis. Intermediate- and long-term bond prices fell during the period, which drove up the bonds’ yields (bond yields and prices move in opposite directions). Short-term bonds produced the best returns, as their yields fell.

For the fiscal half-year, the Investor Shares of the four Vanguard Bond Index Funds posted returns that ranged from –0.3% for the Long-Term Bond Index Fund to 1.9% for the Short-Term Bond Index Fund. Each of the funds matched or outpaced the performance of its target index and reported a return that was higher—sometimes substantially so—than the average return of peer mutual funds.

Bond investors continued to prefer short-term, high-quality issues

Bonds fared better than stocks during the six months, but managed only modest returns. Fixed income investors showed a marked preference for the safety of short-term, high-quality issues, most notably U.S. Treasury securities. The broad taxable bond market returned 1.1%. The tax-exempt bond market experienced unusual turbulence en route to a flat return for the period.

At its June meeting, the Federal Reserve Board voted to leave its target for the federal funds rate unchanged at 2.00%,

marking the end of an aggressive rate-cutting campaign that began in September 2007. The central bank’s decision to hold rates steady signaled its growing concern about near-term inflation.

Stocks worldwide struggled in downbeat economic environment

The broad U.S. stock market faltered during the half-year as investors digested a series of dispiriting economic developments. Prices for oil and other commodities soared to new highs, the housing market further deteriorated, consumer confidence wavered, and unresolved problems in the credit markets haunted the financial sector.

Against that backdrop, U.S. stocks grew increasingly volatile, falling in the first three months, then rallying in April and May before falling again (sharply) in June. For the six months ended June 30, the broad U.S. stock market returned –10.9%. Small-capitalization stocks performed better than large-caps, and growth stocks outpaced their value-oriented counterparts.

International stocks traced a similar path, and only a handful of major foreign markets posted positive results for the period.

Short-term bonds posted highest returns

During the fiscal six months, the Federal Reserve slashed its target for the federal funds rate four times to increase liquidity and stimulate the slowing U.S. economy.

Market Barometer
			Total Returns
		Periods Ended June 30, 2008
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.1%	7.1%	3.9%
Lehman Municipal Bond Index	0.0	3.2	3.5
Citigroup 3-Month Treasury Bill Index	1.1	3.3	3.1

Stocks
Russell 1000 Index (Large-caps)	–11.2%	–12.4%	8.2%
Russell 2000 Index (Small-caps)	–9.4	–16.2	10.3
Dow Jones Wilshire 5000 Index (Entire market)	–10.9	–12.5	8.8
MSCI All Country World Index ex USA (International)	–9.8	–6.2	19.4

CPI
Consumer Price Index	4.2%	5.0%	3.6%

1 Annualized.

In this volatile market, investors flocked to the most secure investments, such as U.S. Treasuries. This “flight to quality,” which was most pronounced at the beginning and end of the period, proved challenging for higher-yielding and riskier corporate bonds.

Each of the Bond Index Funds invests in a mixture of securities, including U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds. The six-month return of each Bond Index Fund was higher than that of corporate bond indexes with similar maturities, but was below that of comparable Treasury indexes.

In general, shorter-term bonds outperformed longer-term securities. As short-term yields declined, the bonds’ prices rose, enhancing the relative performance of shorter-term securities. In contrast, the yields of long-term securities rose modestly on inflation concerns, pushing down prices and returns.

Despite fluctuations during the six months, the Short-Term Bond Index Fund posted the highest return of the four funds, and its share price sustained the smallest decline. The Long-Term Bond Index, whose share price is more sensitive to declining interest rates, ended the period with a moderately negative result.

Funds met their objectives in a difficult market

Each of the funds succeeded in meeting its objective of closely tracking its target benchmark; in fact, because of some

Components of Total Returns
Six Months Ended June 30, 2008

Index Fund (Investor Shares)	Capital	Income	Total
Total Bond Market	–1.3%	2.4%	1.1%
Short-Term Bond	–0.1	2.0	1.9
Intermediate-Term Bond	–1.4	2.3	0.9
Long-Term Bond	–2.9	2.6	–0.3

unusual market circumstances, three of the four funds modestly outperformed their respective indexes for the period. This performance is a testament to the skills of the funds’ managers.

Your funds’ advisor, Vanguard Fixed Income Group, has developed proprietary trading and portfolio-construction methods to seek to capture each fund’s benchmark returns. The funds also benefit from their low operating costs, which are critical as the funds seek to track the returns of indexes that do not incur operating and transaction costs.

A diversified portfolio is best in any market environment

The market’s volatility during the fiscal six months created a challenging environment for bond investors. As seasoned investors realize, no one can accurately predict when the current credit-market turmoil will end. However, an effective response to short-term uncertainty is to hold a diversified mix of stocks, bonds, and short-term reserves that can help shield your portfolio from the worst of the market’s occasional downturns while allowing you to participate in its long-term potential for growth. The Bond Index Funds offer you an opportunity to invest in the broad U.S. taxable bond market or in discrete maturity segments of the market—at very low cost.

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group

	Investor	Admiral	Signal	Institutional	ETF	Peer
Index Fund	Shares	Shares	Shares	Shares	Shares	Group
Total Bond Market	0.19%	0.10%	0.10%	0.07%	0.10%	0.96%
Short-Term Bond	0.18	0.10	0.10	—	0.10	0.92
Intermediate-Term Bond	0.18	0.10	0.10	0.07	0.10	0.96
Long-Term Bond	0.18	—	—	0.07	0.10	1.12

1 Fund expense ratios reflect the six months ended June 30, 2008. Peer groups are: for the Total Bond Market Index Fund and Intermediate-Term Bond Index Fund, the Average Intermediate-Term Investment Grade Debt Fund; for the Short-Term Bond Index Fund, the Average 1–5 Year Investment Grade Debt Fund; and for the Long-Term Bond Index Fund, the Average Corporate A-Rated Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

As I close this report to you, it’s my pleasure to introduce the funds’ new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for our clients.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the funds’ board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume later this year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 21, 2008

Total Bond Market ETF
Premium/Discount: April 3, 2007[1]–June 30, 2008
	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	166	52.87%	4	1.27%
25–49.9	125	39.81	0	0.00
50–74.9	19	6.05	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	310	98.73%	4	1.27%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

Short-Term Bond ETF
Premium/Discount: April 3, 2007[1]–June 30, 2008
	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	222	70.70%	4	1.27%
25–49.9	75	23.89	1	0.32
50–74.9	11	3.50	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	1	0.32	0	0.00
Total	309	98.41%	5	1.59%

Intermediate-Term Bond ETF
Premium/Discount: April 3, 2007[1]–June 30, 2008
	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	129	41.07%	2	0.64%
25–49.9	120	38.22	0	0.00
50–74.9	53	16.88	0	0.00
75–100.0	9	2.87	0	0.00
>100.0	0	0.00	1	0.32
Total	311	99.04%	3	0.96%

Long-Term Bond ETF
Premium/Discount: April 3, 2007[1]–June 30, 2008
	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	107	34.08%	13	4.14%
25–49.9	143	45.53	2	0.64
50–74.9	45	14.33	0	0.00
75–100.0	3	0.96	0	0.00
>100.0	0	0.00	1	0.32
Total	298	94.90%	16	5.10%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

Total Bond Market Index Fund

Fund Profile

As of June 30, 2008

Financial Attributes
		Target
	Fund	Index[1]
Number of Issues	3,410	9,457
Yield[2]		5.1%
Investor Shares	4.7%
Admiral Shares	4.8%
Signal Shares	4.8%
Institutional Shares	4.8%
ETF Shares	4.8%
Yield to Maturity	5.1%[3]	5.1%
Average Coupon	5.5%	5.4%
Average Effective Maturity	7.5 years	7.5 years
Average Quality[4]	Aa1	Aa1
Average Duration	4.7 years	4.7 years
Expense Ratio[5]		—
Investor Shares	0.19%
Admiral Shares	0.10%
Signal Shares	0.10%
Institutional Shares	0.07%
ETF Shares	0.10%
Short-Term Reserves	0.8%	—

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	5.4%
Finance	8.5
Foreign	3.0
Government Mortgage-Backed	39.3
Industrial	9.4
Treasury/Agency	31.6
Utilities	2.0
Other	0.8

Volatility Measures[7]
Fund Versus
Target Index[1]
R-Squared	0.99
Beta	1.02

Distribution by Maturity (% of portfolio)

Under 1 Year	1.6%
1–5 Years	38.0
5–10 Years	46.0
10–20 Years	8.1
20–30 Years	6.2
Over 30 Years	0.1

Distribution by Credit Quality[4] (% of portfolio)

Aaa	78.5%
Aa	5.7
A	8.4
Baa	7.4

Investment Focus

1 Lehman U.S. Aggregate Bond Index.

2 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary on pages 80–81.

3 Before expenses.

4 Moody’s Investors Service.

5 Annualized.

6 The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

7 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 80–81.

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1997–June 30, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	2.2%	6.4%	8.6%	8.7%
1999	–6.8	6.0	–0.8	–0.8
2000	4.2	7.2	11.4	11.6
2001	1.9	6.5	8.4	8.4
2002	2.4	5.9	8.3	10.3
2003	–0.7	4.7	4.0	4.1
2004	–0.2	4.4	4.2	4.3
2005	–2.0	4.4	2.4	2.4
2006	–0.7	5.0	4.3	4.3
2007	1.7	5.2	6.9	7.0
2008[2]	–1.3	2.4	1.1	1.1

Average Annual Total Returns: Periods Ended June 30, 2008

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	12/11/1986	7.23%	3.77%	–0.05%	5.47%	5.42%
Admiral Shares	11/12/2001	7.33	3.87	–0.55[4]	4.99[4]	4.44[4]
Signal Shares	9/1/2006	7.33	5.64[4]	—	—	—
Institutional Shares	9/18/1995	7.35	3.90	–0.05	5.59	5.54
ETF Shares	4/3/2007
Market Price		7.33	5.52[4]	—	—	—
Net Asset Value		7.23	5.28[4]	—	—	—

1 Lehman U.S. Aggregate Bond Index.

2 Six months ended June 30, 2008.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables on pages 18–22 for dividend and capital gains information.

Total Bond Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2008

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Bond	8.750%	5/15/17	472,765	636,975	1.0%
	U.S. Treasury Bond	6.750%	8/15/26	421,980	534,003	0.8%
	U.S. Treasury Bond	9.875%	11/15/15	339,475	472,559	0.7%
	U.S. Treasury Bond	8.750%	8/15/20	294,125	414,763	0.7%
	U.S. Treasury Bond	7.875%	2/15/21	268,357	357,921	0.6%
	U.S. Treasury Bond	8.875%	2/15/19	230,900	321,854	0.5%
	U.S. Treasury Bond	8.125%	8/15/21	192,215	262,673	0.4%
	U.S. Treasury Bond	6.125%	8/15/29	184,640	222,810	0.4%
	U.S. Treasury Bond	8.125%	8/15/19	132,945	177,689	0.3%
	U.S. Treasury Bond	6.000%	2/15/26	145,725	170,657	0.3%
	U.S. Treasury Bond	4.750%	2/15/37	147,800	152,765	0.3%
	U.S. Treasury Bond	5.250%	2/15/29	139,000	150,858	0.3%
	U.S. Treasury Bond	7.500%	11/15/16	112,144	140,110	0.2%
	U.S. Treasury Bond	12.000%	8/15/13	131,800	133,324	0.2%
	U.S. Treasury Bond	11.250%	2/15/15	91,575	132,512	0.2%
	U.S. Treasury Bond	4.250%–13.250%	5/15/14–2/15/38	608,630	742,508	1.2%
	U.S. Treasury Note	3.125%	11/30/09	1,465,825	1,480,719	2.3%
	U.S. Treasury Note	4.625%	7/31/12	916,275	965,955	1.5%
1	U.S. Treasury Note	6.500%	2/15/10	827,615	880,632	1.4%
	U.S. Treasury Note	4.750%	5/31/12	770,755	815,073	1.3%
	U.S. Treasury Note	3.500%	12/15/09	528,470	536,973	0.9%
	U.S. Treasury Note	4.500%	11/30/11	377,200	394,585	0.6%
	U.S. Treasury Note	4.875%	6/30/12	327,950	348,499	0.6%
	U.S. Treasury Note	4.750%	2/15/10	333,875	345,874	0.5%
	U.S. Treasury Note	5.125%	5/15/16	316,175	344,779	0.5%
	U.S. Treasury Note	4.500%	9/30/11	298,945	312,445	0.5%
	U.S. Treasury Note	3.250%	12/31/09	301,300	304,925	0.5%
	U.S. Treasury Note	4.500%	4/30/12	248,010	259,984	0.4%
	U.S. Treasury Note	4.625%	10/31/11	209,195	219,621	0.3%
	U.S. Treasury Note	4.125%	5/15/15	156,355	161,584	0.3%
	U.S. Treasury Note	4.000%	8/31/09	154,475	157,371	0.2%

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	U.S. Treasury Note	3.875%	10/31/12	131,225	134,567	0.2%
	U.S. Treasury Note	4.625%	2/29/12	125,145	131,617	0.2%
	U.S. Treasury Note	2.500%–6.000%	9/30/08–2/15/18	1,500,431	1,537,089	2.4%
					14,356,273	22.7%
Agency Bonds and Notes
2	Federal Home Loan Bank	2.750%–7.625%	4/27/09–7/15/36	1,391,125	1,426,150	2.2%
2	Federal Home Loan
	Mortgage Corp.	4.125%	7/12/10	127,947	130,173	0.2%
2	Federal Home Loan
	Mortgage Corp.	5.250%	4/18/16	125,000	129,679	0.2%
2	Federal Home Loan
	Mortgage Corp.	5.250%	7/18/11	115,000	120,183	0.2%
2	Federal Home Loan
	Mortgage Corp.	4.875%	11/15/13	114,925	118,295	0.2%
2	Federal Home Loan
	Mortgage Corp.	0.000%–7.000%	5/12/09–3/15/31	1,196,274	1,246,954	2.0%
2	Federal National Mortgage Assn.	6.625%	9/15/09	174,315	181,706	0.3%
2	Federal National Mortgage Assn.	7.250%	5/15/30	105,201	133,158	0.2%
2	Federal National
	Mortgage Assn.	3.000%–8.200%	7/13/09–7/15/37	1,478,370	1,522,416	2.4%
†	Other—Agency Bonds and Notes				341,400	0.5%
					5,350,114	8.4%
Mortgage-Backed Securities
	Conventional Mortgage-Backed Securities
[2,3]	Federal Home Loan Mortgage Corp.	5.500%	1/1/38	211,599	208,751	0.3%
[2,3]	Federal Home Loan Mortgage Corp.	5.500%	3/1/37	178,785	176,379	0.3%
[2,3]	Federal Home Loan Mortgage Corp.	5.000%	5/1/37	144,928	139,066	0.2%
[2,3]	Federal Home Loan Mortgage Corp.	5.000%	7/1/38	131,775	126,298	0.2%
[2,3]	Federal Home Loan Mortgage Corp.	5.500%	1/1/37	120,488	118,866	0.2%
[2,3]	Federal Home Loan Mortgage Corp.	5.500%	11/1/37	119,846	118,233	0.2%
[2,3]	Federal Home Loan Mortgage Corp.	5.500%	7/1/38	118,550	116,809	0.2%
[2,3]	Federal Home Loan
	Mortgage Corp.	4.000%–10.500%	7/1/08–1/1/38	7,341,362	7,265,506	11.5%
[2,3]	Federal National Mortgage Assn.	6.000%	10/1/37	153,657	155,256	0.2%
[2,3]	Federal National
	Mortgage Assn.	4.000%–11.000%	7/1/08–7/1/38	11,771,066	11,681,568	18.5%
3	Government National
	Mortgage Assn.	4.000%–11.500%	7/15/08–7/1/38	2,346,184	2,351,950	3.7%

	Nonconventional Mortgage-Backed Securities
[2,3]	Federal Home Loan
	Mortgage Corp.	4.085%–6.522%	9/1/34–3/1/38	761,857	773,582	1.2%
[2,3]	Federal National
	Mortgage Assn.	4.008%–6.619%	11/1/33–3/1/38	1,221,518	1,236,010	2.0%
3	Government National
	Mortgage Assn.	6.375%–7.900%	2/15/21–6/20/29	534	540	0.0%
					24,468,814	38.7%
Total U.S. Government and Agency Obligations (Cost $43,936,726)					44,175,201	69.8%
Corporate Bonds
Asset-Backed/Commercial Mortgage-Backed Securities
[3,4]	American Express Credit
	Account Master Trust	2.561%	3/15/12	132,100	130,894	0.2%
[3,4]	Gracechurch Card Funding PLC	2.481%	9/15/10	143,000	142,653	0.2%
[3,4]	MBNA Credit Card
	Master Note Trust	2.471%	12/15/10	186,219	186,158	0.3%

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	[3,4] MBNA Credit Card
	Master Note Trust	2.601%	2/15/11	161,525	161,302	0.3%
†	Other—Asset-Backed/Commercial Mortgage-Backed Securities				3,423,730	5.4%
					4,044,737	6.4%
	Finance
†	Banking				2,342,312	3.7%
†	Brokerage				1,104,125	1.7%
†	Finance Companies				1,033,605	1.6%
†	Insurance				727,973	1.2%
†	Real Estate Investment Trusts				239,829	0.4%
†	Finance—Other				15,323	0.0%
					5,463,167	8.6%
	Industrial
†	Basic Industry				403,335	0.6%
†	Capital Goods				593,391	0.9%
†	Communication				1,360,263	2.2%
†	Consumer Cyclical				820,494	1.3%
†	Consumer Noncyclical				1,342,214	2.1%
†	Energy				616,681	1.0%
†	Technology				398,361	0.6%
†	Transportation				251,761	0.4%
†	Industrial—Other				34,288	0.1%
					5,820,788	9.2%
	Utilities
†	Electric				923,396	1.5%
†	Natural Gas				334,141	0.5%
†	Utilities—Other				127	0.0%
					1,257,664	2.0%
	Total Corporate Bonds (Cost $17,061,430)				16,586,356	26.2%
†	Sovereign Bonds (U.S. Dollar-Denominated) (Cost $1,783,130)				1,790,661	2.8%
†	Taxable Municipal Bonds (Cost $102,594)				102,487	0.2%

				Shares
	Temporary Cash Investments
[5]	Vanguard Market Liquidity Fund	2.405%		517,695,185	517,695	0.8%
[5]	Vanguard Market
	Liquidity Fund—Note E	2.405%		40,081,850	40,082	0.1%
[6]	Total Temporary Cash Investments (Cost $557,777)				557,777	0.9%
	Total Investments (Cost $63,441,657)				63,212,482	99.9%
	Other Assets and Liabilities
	Other Assets—Note B				1,846,806	2.9%
	Liabilities—Note E				(1,812,155)	(2.8%)
					34,651	0.1%
	Net Assets				63,247,133	100.0%

Total Bond Market Index Fund

At June 30, 2008, net assets consisted of:[7]
Amount
($000)
Paid-in Capital	63,472,966
Undistributed Net Investment Income	7,069
Accumulated Net Realized Gains	16,466
Unrealized Depreciation
Investment Securities	(229,175)
Swap Contracts	(20,193)
Net Assets	63,247,133

Investor Shares—Net Assets
Applicable to 3,151,374,019 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	31,598,816
Net Asset Value Per Share—Investor Shares	$10.03

Admiral Shares—Net Assets
Applicable to 1,200,629,297 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	12,038,714
Net Asset Value Per Share—Admiral Shares	$10.03

Signal Shares—Net Assets
Applicable to 660,894,013 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	6,626,788
Net Asset Value Per Share—Signal Shares	$10.03

Institutional Shares—Net Assets
Applicable to 1,113,682,858 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	11,166,930
Net Asset Value Per Share—Institutional Shares	$10.03

ETF Shares—Net Assets
Applicable to 23,900,000 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	1,815,885
Net Asset Value Per Share—ETF Shares	$75.98

•	See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 Securities with a value of $14,269,000 have been segregated as collateral for open swap contracts.

2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 Adjustable-rate note.

5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

6 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $458,306,000, representing 0.7% of net assets.

7 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Total Bond Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Interest[1]	1,474,435
Security Lending	238
Total Income	1,474,673
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,715
Management and Administrative—Investor Shares	23,536
Management and Administrative—Admiral Shares	3,847
Management and Administrative—Signal Shares	2,048
Management and Administrative—Institutional Shares	1,770
Management and Administrative—ETF Shares	477
Marketing and Distribution—Investor Shares	3,887
Marketing and Distribution—Admiral Shares	1,180
Marketing and Distribution—Signal Shares	595
Marketing and Distribution—Institutional Shares	1,286
Marketing and Distribution—ETF Shares	163
Custodian Fees	168
Shareholders’ Reports—Investor Shares	165
Shareholders’ Reports—Admiral Shares	9
Shareholders’ Reports—Signal Shares	28
Shareholders’ Reports—Institutional Shares	27
Shareholders’ Reports—ETF Shares	39
Trustees’ Fees and Expenses	41
Total Expenses	41,981
Net Investment Income	1,432,692
Realized Net Gain (Loss)
Investment Securities Sold	242,088
Swap Contracts	(26,787)
Realized Net Gain (Loss)	215,301
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,022,583)
Swap Contracts	(45,844)
Change in Unrealized Appreciation (Depreciation)	(1,068,427)
Net Increase (Decrease) in Net Assets Resulting from Operations	579,566

1 Interest income from an affiliated company of the fund was $12,343,000.

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,432,692	2,415,593
Realized Net Gain (Loss)	215,301	67,955
Change in Unrealized Appreciation (Depreciation)	(1,068,427)	879,638
Net Increase (Decrease) in Net Assets Resulting from Operations	579,566	3,363,186
Distributions
Net Investment Income
Investor Shares	(728,741)	(1,354,024)
Admiral Shares	(271,563)	(497,840)
Signal Shares	(144,261)	(109,165)
Institutional Shares	(251,856)	(438,102)
ETF Shares	(29,298)	(14,984)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,425,719)	(2,414,115)
Capital Share Transactions—Note F
Investor Shares	2,493,620	5,275,869
Admiral Shares	1,970,367	2,162,803
Signal Shares	1,300,750	4,673,272
Institutional Shares	1,824,166	1,067,474
ETF Shares	738,391	1,079,283
Net Increase (Decrease) from Capital Share Transactions	8,327,294	14,258,701
Total Increase (Decrease)	7,481,141	15,207,772
Net Assets
Beginning of Period	55,765,992	40,558,220
End of Period[1]	63,247,133	55,765,992

1 Net Assets—End of Period includes undistributed net investment income of $7,069,000 and $0.

Total Bond Market Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.16	$9.99	$10.06	$10.27	$10.31	$10.38
Investment Operations
Net Investment Income	.240	.501	.485	.446	.441	.465
Net Realized and Unrealized Gain (Loss)
on Investments	(.130)	.170	(.070)	(.205)	(.014)	(.060)
Total from Investment Operations	.110	.671	.415	.241	.427	.405
Distributions
Dividends from Net Investment Income	(.240)	(.501)	(.485)	(.449)	(.446)	(.475)
Distributions from Realized Capital Gains	—	—	—	(.002)	(.021)	—
Total Distributions	(.240)	(.501)	(.485)	(.451)	(.467)	(.475)
Net Asset Value, End of Period	$10.03	$10.16	$9.99	$10.06	$10.27	$10.31

Total Return[1]	1.07%	6.92%	4.27%	2.40%	4.24%	3.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,599	$29,532	$23,769	$21,643	$19,479	$17,032
Ratio of Total Expenses to
Average Net Assets	0.19%*	0.19%	0.20%	0.20%	0.20%	0.22%
Ratio of Net Investment Income to
Average Net Assets	4.73%*	5.02%	4.88%	4.40%	4.29%	4.46%
Portfolio Turnover Rate[2]	52%*	54%	63%	59%	59%	89%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Total Bond Market Index Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.16	$9.99	$10.06	$10.27	$10.31	$10.38
Investment Operations
Net Investment Income	.244	.510	.494	.455	.450	.472
Net Realized and Unrealized Gain (Loss)
on Investments	(.130)	.170	(.070)	(.205)	(.014)	(.060)
Total from Investment Operations	.114	.680	.424	.250	.436	.412
Distributions
Dividends from Net Investment Income	(.244)	(.510)	(.494)	(.458)	(.455)	(.482)
Distributions from Realized Capital Gains	—	—	—	(.002)	(.021)	—
Total Distributions	(.244)	(.510)	(.494)	(.460)	(.476)	(.482)
Net Asset Value, End of Period	$10.03	$10.16	$9.99	$10.06	$10.27	$10.31

Total Return	1.11%	7.02%	4.36%	2.49%	4.33%	4.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,039	$10,232	$7,900	$4,529	$2,502	$2,092
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.10%	0.11%	0.11%	0.11%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.82%*	5.11%	4.97%	4.49%	4.38%	4.52%
Portfolio Turnover Rate[1]	52%*	54%	63%	59%	59%	89%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Total Bond Market Index Fund

Signal Shares
	Six Months	Year	Sept. 1,
	Ended	Ended	2006[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$10.16	$9.99	$9.94
Investment Operations
Net Investment Income	.244	.510	.166
Net Realized and Unrealized Gain (Loss) on Investments	(.130)	.170	.050
Total from Investment Operations	.114	.680	.216
Distributions
Dividends from Net Investment Income	(.244)	(.510)	(.166)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.244)	(.510)	(.166)
Net Asset Value, End of Period	$10.03	$10.16	$9.99

Total Return	1.11%	7.02%	2.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,627	$5,414	$632
Ratio of Total Expenses to Average Net Assets	0.10%*	0.10%	0.11%*
Ratio of Net Investment Income to Average Net Assets	4.82%*	5.11%	4.97%*
Portfolio Turnover Rate[2]	52%*	54%	63%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Total Bond Market Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.16	$9.99	$10.06	$10.27	$10.31	$10.38
Investment Operations
Net Investment Income	.246	.513	.498	.459	.453	.477
Net Realized and Unrealized Gain (Loss)
on Investments	(.130)	.170	(.070)	(.205)	(.014)	(.060)
Total from Investment Operations	.116	.683	.428	.254	.439	.417
Distributions
Dividends from Net Investment Income	(.246)	(.513)	(.498)	(.462)	(.458)	(.487)
Distributions from Realized Capital Gains	—	—	—	(.002)	(.021)	—
Total Distributions	(.246)	(.513)	(.498)	(.464)	(.479)	(.487)
Net Asset Value, End of Period	$10.03	$10.16	$9.99	$10.06	$10.27	$10.31

Total Return	1.13%	7.05%	4.40%	2.53%	4.36%	4.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,167	$9,492	$8,257	$7,325	$7,444	$6,593
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.07%	0.07%	0.07%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	4.85%*	5.14%	5.01%	4.53%	4.41%	4.60%
Portfolio Turnover Rate[1]	52%*	54%	63%	59%	59%	89%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Total Bond Market Index Fund

ETF Shares
	Six Months	April 3,
	Ended	2007[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$76.61	$74.95
Investment Operations
Net Investment Income	1.773	2.351
Net Realized and Unrealized Gain (Loss) on Investments	(.926)	1.660
Total from Investment Operations	.847	4.011
Distributions
Dividends from Net Investment Income	(1.477)	(2.351)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.477)	(2.351)
Net Asset Value, End of Period	$75.98	$76.61

Total Return	1.09%	5.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,816	$1,095
Ratio of Total Expenses to Average Net Assets	0.10%*	0.11%*
Ratio of Net Investment Income to Average Net Assets	4.82%*	5.10%*
Portfolio Turnover Rate[2]	52%*	54%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Swap Contracts: The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with interest rate swaps and total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

Total Bond Market Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $5,157,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 5.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Total Bond Market Index Fund

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the six months ended June 30, 2008, the fund realized $1,035,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains of $96,000 on swap contracts have been reclassified from accumulated net realized gains to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $196,000,000 to offset future net capital gains of $15,516,000 through December 31, 2013, and $180,484,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $63,441,657,000. Net unrealized depreciation of investment securities for tax purposes was $229,175,000, consisting of unrealized gains of $649,231,000 on securities that had risen in value since their purchase and $878,406,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2008, the fund had the following open swap contracts:

Interest Rate Swaps
			Fixed	Floating	Unrealized
		Notional	Interest Rate	Interest Rate	Appreciation
		Amount	Received	Received	(Depreciation)
Termination Date	Dealer[1]	($000)	(Paid)	(Paid)[2]	($000)
6/3/13	LEH	90,725	4.183%	(2.681%)	(285)
7/2/13	LEH	216,300	4.263%	(2.783%)	—
					(285)

1 LEH—Lehman Brothers Special Financing Inc.

2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Total Bond Market Index Fund

Total Return Swaps
			Floating	Unrealized
		Notional	Interest	Appreciation
		Amount	Rate	(Depreciation)
Reference Entity/Termination Date	Dealer[1]	($000)	Paid[2]	($000)
Commercial Mortgage-Backed Securities Index
7/31/08	BA	64,000	2.713%	(912)
7/31/08	LEH	212,000	2.671%	(11,434)
9/30/08	BA	70,000	2.813%	4,319
9/30/08	BA	100,000	3.063%	834
9/30/08	BA	100,000	3.013%	846
10/31/08	BA	100,000	2.963%	(2,327)
10/31/08	BA	50,000	3.213%	(1,183)
10/31/08	LEH	100,000	2.821%	(1,462)
11/30/08	LEH	203,000	2.721%	(7,026)
4/30/09	BA	65,000	3.463%	(1,563)
				(19,908)

D. During the six months ended June 30, 2008, the fund purchased $5,467,626,000 of investment securities and sold $1,856,699,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $17,559,612,000 and $13,339,044,000, respectively.

E. The market value of securities on loan to broker-dealers at June 30, 2008, was $39,132,000, for which the fund received cash collateral of $40,082,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	6,767,079	664,124	11,073,088	1,108,824
Issued in Lieu of Cash Distributions	708,255	69,563	1,315,967	131,724
Redeemed	(4,981,714)	(489,717)	(7,113,186)	(712,850)
Net Increase (Decrease)—Investor Shares	2,493,620	243,970	5,275,869	527,698

1 BA—Bank of America, N.A.

LEH—Lehman Brothers Special Financing Inc.

2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Total Bond Market Index Fund

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	2,520,348	247,395	5,695,941	571,118
Issued in Lieu of Cash Distributions	245,430	24,108	444,643	44,521
Redeemed	(795,411)	(78,212)	(3,977,781)	(399,204)
Net Increase (Decrease)—Admiral Shares	1,970,367	193,291	2,162,803	216,435
Signal Shares
Issued	1,890,186	185,816	4,960,950	498,330
Issued in Lieu of Cash Distributions	133,373	13,102	104,471	10,404
Redeemed	(722,809)	(71,000)	(392,149)	(39,082)
Net Increase (Decrease)—Signal Shares	1,300,750	127,918	4,673,272	469,652
Institutional Shares
Issued	3,056,546	300,146	3,954,371	396,843
Issued in Lieu of Cash Distributions	233,802	22,966	401,200	40,156
Redeemed	(1,466,182)	(143,934)	(3,288,097)	(329,110)
Net Increase (Decrease)—Institutional Shares	1,824,166	179,178	1,067,474	107,889
ETF Shares
Issued	769,221	10,000	1,079,283	14,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(30,830)	(400)	—	—
Net Increase (Decrease)—ETF Shares	738,391	9,600	1,079,283	14,300

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”),“Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Total Bond Market Index Fund

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

	Investments	Swap
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	557,777	—
Level 2—Other significant observable inputs	62,653,757	(20,193)
Level 3—Significant unobservable inputs	948	—
Total	63,212,482	(20,193)

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2008.

Amount Valued	Investments in
Based on Level 3 Inputs	Securities ($000)
Balance as of December 31, 2007	—
Transfers in and/or out of Level 3	948
Balance as of June 30, 2008	948

Short-Term Bond Index Fund

Fund Profile

As of June 30, 2008

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	933	1,951	9,457
Yield[3]		3.8%	5.1%
Investor Shares	3.6%
Admiral Shares	3.7%
Signal Shares	3.7%
ETF Shares	3.7%
Yield to Maturity	3.8%[4]	3.9%	5.1%
Average Coupon	4.9%	4.7%	5.4%
Average Effective
Maturity	2.8 years	2.9 years	7.5 years
Average Quality[5]	Aa1	Aa1	Aa1
Average Duration	2.5 years	2.5 years	4.7 years
Expense Ratio[6]		—	—
Investor Shares	0.18%
Admiral Shares	0.10%
Signal Shares	0.10%
ETF Shares	0.10%
Short-Term Reserves	0.1%	—	—

Sector Diversification[7] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0.2%
Finance	13.6
Foreign	5.6
Government Mortgage-Backed	0.1
Industrial	12.4
Treasury/Agency	66.0
Utilities	2.0
Other	0.1

Volatility Measures[8]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.75
Beta	1.02	0.65

Distribution by Maturity (% of portfolio)

Under 1 Year	2.3%
1–3 Years	55.7
3–5 Years	39.1
Over 5 Years	2.9

Distribution by Credit Quality[5] (% of portfolio)

Aaa	72.0%
Aa	8.5
A	11.3
Baa	8.2

Investment Focus

1 Lehman 1–5 Year U.S. Government/Credit Index.

2 Lehman U.S. Aggregate Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary on pages 80–81.

4 Before expenses.

5 Moody’s Investors Service.

6 Annualized.

7 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

8 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 80–81.

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal Year Total Returns(%) December 31, 1997–June 30, 2008
	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	1.7%	5.9%	7.6%	7.6%
1999	–3.3	5.4	2.1	2.1
2000	2.4	6.4	8.8	8.9
2001	3.0	5.9	8.9	9.0
2002	1.5	4.6	6.1	8.1
2003	0.1	3.3	3.4	3.4
2004	–1.3	3.0	1.7	1.8
2005	–2.2	3.5	1.3	1.4
2006	–0.3	4.4	4.1	4.2
2007	2.4	4.8	7.2	7.3
2008[2]	–0.1	2.0	1.9	1.8

Average Annual Total Returns: Periods Ended June 30, 2008
						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	3/1/1994	7.25%	3.31%	0.35%	4.60%	4.95%
Admiral Shares	11/12/2001	7.33	3.38	–0.24[4]	4.00[4]	3.76[4]
Signal Shares	3/30/2007	7.33	6.12[4]	—	—	—
ETF Shares	4/3/2007
Market Price		7.35	6.40[4]	—	—	—
Net Asset Value		7.26	6.14[4]	—	—	—

1 Lehman 1–5 Year U.S. Government/Credit Index.

2 Six months ended June 30, 2008.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables on pages 37–40 for dividend and capital gains information.

Short-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2008

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	13.250%	5/15/14	35,000	38,205	0.5%
U.S. Treasury Note	3.125%	11/30/09	408,275	412,422	5.3%
U.S. Treasury Note	4.750%	5/31/12	179,080	189,375	2.4%
U.S. Treasury Note	4.625%	7/31/12	176,450	186,017	2.4%
U.S. Treasury Note	4.000%	4/15/10	178,315	182,856	2.3%
U.S. Treasury Note	6.500%	2/15/10	165,640	176,251	2.3%
U.S. Treasury Note	4.250%	8/15/13	155,125	161,815	2.1%
U.S. Treasury Note	4.000%	3/15/10	152,855	156,747	2.0%
U.S. Treasury Note	4.125%	8/15/10	111,720	115,106	1.5%
U.S. Treasury Note	4.500%	4/30/12	107,090	112,260	1.5%
U.S. Treasury Note	4.500%	11/30/11	92,685	96,957	1.2%
U.S. Treasury Note	4.500%	3/31/12	90,465	94,748	1.2%
U.S. Treasury Note	4.125%	8/31/12	85,760	88,748	1.1%
U.S. Treasury Note	3.500%	2/15/10	83,220	84,625	1.1%
U.S. Treasury Note	2.750%	2/28/13	79,425	77,539	1.0%
U.S. Treasury Note	4.875%	6/30/12	71,300	75,768	1.0%
U.S. Treasury Note	4.625%	7/31/09	68,985	70,612	0.9%
U.S. Treasury Note	3.250%	12/31/09	68,500	69,324	0.9%
U.S. Treasury Note	6.000%	8/15/09	63,615	66,090	0.8%
U.S. Treasury Note	4.000%	9/30/09	64,225	65,520	0.8%
U.S. Treasury Note	4.750%	1/31/12	60,740	64,109	0.8%
U.S. Treasury Note	3.625%	6/30/13	64,000	64,080	0.8%
U.S. Treasury Note	4.500%	5/15/10	60,965	63,109	0.8%
U.S. Treasury Note	3.625%	10/31/09	60,525	61,547	0.8%
U.S. Treasury Note	4.500%	2/28/11	57,450	59,901	0.8%
U.S. Treasury Note	3.500%	12/15/09	56,035	56,937	0.7%
U.S. Treasury Note	4.875%	8/15/09	52,825	54,245	0.7%
U.S. Treasury Note	3.875%	10/31/12	41,100	42,147	0.5%
U.S. Treasury Note	5.125%	6/30/11	36,580	38,883	0.5%

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	U.S. Treasury Note	4.625%	8/31/11	33,975	35,626	0.5%
	U.S. Treasury Note	2.875%–5.750%	9/15/08–11/15/13	254,335	260,698	3.3%
					3,322,267	42.5%
Agency Bonds and Notes
[1]	Federal Home Loan Bank	4.875%	11/18/11	62,750	64,964	0.8%
[1]	Federal Home Loan Bank	5.375%	7/17/09	61,600	63,065	0.8%
[1]	Federal Home Loan Bank	3.875%	1/15/10	46,375	46,888	0.6%
[1]	Federal Home Loan Bank	2.750%	6/18/10	46,650	46,198	0.6%
[1]	Federal Home Loan Bank	5.000%	9/18/09	41,000	41,962	0.5%
[1]	Federal Home Loan Bank	4.625%	10/10/12	40,000	40,833	0.5%
[1]	Federal Home Loan Bank	4.875%	5/14/10	30,350	31,257	0.4%
[1]	Federal Home Loan Bank	2.750%–5.750%	8/5/09–5/29/13	190,825	194,175	2.5%
[1]	Federal Home Loan
	Mortgage Corp.	5.125%	8/23/10	56,600	58,704	0.8%
[1]	Federal Home Loan
	Mortgage Corp.	6.875%	9/15/10	50,000	53,722	0.7%
[1]	Federal Home Loan
	Mortgage Corp.	4.125%	7/12/10	45,600	46,393	0.6%
[1]	Federal Home Loan
	Mortgage Corp.	6.625%	9/15/09	41,250	43,039	0.6%
[1]	Federal Home Loan
	Mortgage Corp.	4.625%	10/25/12	32,900	33,631	0.4%
[1]	Federal Home Loan
	Mortgage Corp.	2.875%–6.000%	6/11/09–7/15/13	334,825	342,366	4.4%
[1]	Federal National
	Mortgage Assn.	7.250%	1/15/10	60,250	63,957	0.8%
[1]	Federal National
	Mortgage Assn.	6.000%	5/15/11	55,700	59,232	0.8%
[1]	Federal National
	Mortgage Assn.	6.625%	9/15/09	56,000	58,374	0.7%
[1]	Federal National
	Mortgage Assn.	2.500%	4/9/10	50,000	49,416	0.6%
[1]	Federal National
	Mortgage Assn.	4.750%	3/12/10	35,575	36,506	0.5%
[1]	Federal National
	Mortgage Assn.	6.625%	11/15/10	33,850	36,322	0.5%
[1]	Federal National
	Mortgage Assn.	3.625%	2/12/13	35,750	35,001	0.4%
[1]	Federal National
	Mortgage Assn.	3.875%	2/15/10	31,975	32,392	0.4%
[1]	Federal National
	Mortgage Assn.	3.000%–6.125%	7/13/09–7/12/13	236,875	243,025	3.1%
†	Other—Agency Bonds and Notes				71,543	0.9%
					1,792,965	22.9%
Total U.S. Government and Agency Obligations (Cost $5,075,139)					5,115,232	65.4%
Corporate Bonds
† Asset-Backed/Commercial Mortgage-Backed Securities					21,391	0.3%

Finance
†	Banking				454,753	5.8%
†	Brokerage				198,157	2.5%
	Finance Companies

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	General Electric
	Capital Corp.	3.250%–6.125%	6/15/09–5/1/13	102,660	104,835	1.4%
	Heller Financial, Inc.	7.375%	11/1/09	3,200	3,349	0.0%
†	Other—Finance Companies				162,254	2.1%
†	Insurance				100,309	1.3%
†	Real Estate Investment Trusts				36,183	0.5%
					1,059,840	13.6%
Industrial
†	Basic Industry				55,887	0.7%
	Capital Goods
	General Electric Co.	5.000%	2/1/13	13,500	13,560	0.2%
†	Other—Capital Goods				107,225	1.3%
†	Communication				239,575	3.1%
†	Consumer Cyclical				152,371	2.0%
†	Consumer Noncyclical				190,076	2.4%
†	Energy				79,382	1.0%
†	Technology				76,042	1.0%
†	Transportation				33,405	0.4%
†	Industrial—Other				3,487	0.0%
					951,010	12.1%
Utilities
†	Electric				114,876	1.5%
†	Natural Gas				43,050	0.5%
					157,926	2.0%
Total Corporate Bonds (Cost $2,211,810)					2,190,167	28.0%
Sovereign Bonds (U.S. Dollar-Denominated)
	European
	Investment Bank	2.625%–5.250%	2/8/10–7/15/13	90,250	91,670	1.2%
	KFW International
	Finance Inc.	4.500%–4.875%	9/21/09–10/19/09	13,975	14,229	0.2%
	Kreditanstalt fur
	Wiederaufbau	3.250%–4.750%	6/15/10–5/16/13	74,125	74,757	0.9%
†	Other—Sovereign Bonds				253,943	3.2%
Total Sovereign Bonds (Cost $430,225)					434,599	5.5%

				Shares
Temporary Cash Investment
2	Vanguard Market
	Liquidity Fund (Cost $44,983)	2.405%		44,983,120	44,983	0.6%
[3]	Total Investments (Cost $7,762,157)				7,784,981	99.5%
Other Assets and Liabilities
Receivables for Investment Securities Sold					213,995	2.7%
Other Assets—Note B					145,948	1.9%
Payables for Investment Securities Purchased					(298,834)	(3.8%)
Other Liabilities					(25,155)	(0.3%)
					35,954	0.5%
Net Assets					7,820,935	100.0%

Short-Term Bond Index Fund

At June 30, 2008, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	7,850,933
Undistributed Net Investment Income	2,365
Accumulated Net Realized Losses	(55,187)
Unrealized Appreciation	22,824
Net Assets	7,820,935

Investor Shares—Net Assets
Applicable to 314,974,538 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,186,252
Net Asset Value Per Share—Investor Shares	$10.12

Admiral Shares—Net Assets
Applicable to 156,706,749 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,585,234
Net Asset Value Per Share—Admiral Shares	$10.12

Signal Shares—Net Assets
Applicable to 224,481,555 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,270,840
Net Asset Value Per Share—Signal Shares	$10.12

ETF Shares—Net Assets
Applicable to 10,100,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	778,609
Net Asset Value Per Share—ETF Shares	$77.09

•	See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $22,509,000, representing 0.3% of net assets.

4 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Short-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Interest[1]	151,570
Security Lending	3
Total Income	151,573
Expenses
The Vanguard Group—Note B
Investment Advisory Services	326
Management and Administrative
Investor Shares	2,132
Admiral Shares	504
Signal Shares	716
ETF Shares	189
Marketing and Distribution
Investor Shares	375
Admiral Shares	201
Signal Shares	215
ETF Shares	62
Custodian Fees	32
Shareholders’ Reports
Investor Shares	27
Admiral Shares	1
Signal Shares	5
ETF Shares	8
Trustees’ Fees and Expenses	5
Total Expenses	4,798
Expenses Paid Indirectly—Note C	(15)
Net Expenses	4,783
Net Investment Income	146,790
Realized Net Gain (Loss) on Investment Securities Sold	54,263
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(80,897)
Net Increase (Decrease) in Net Assets Resulting from Operations	120,156

1 Interest income from an affiliated company of the fund was $510,000.

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) In Net Assets
Operations
Net Investment Income	146,790	267,962
Realized Net Gain (Loss)	54,263	4,746
Change in Unrealized Appreciation (Depreciation)	(80,897)	141,069
Net Increase (Decrease) in Net Assets Resulting from Operations	120,156	413,777
Distributions
Net Investment Income
Investor Shares	(60,038)	(123,681)
Admiral Shares	(32,027)	(112,785)
Signal Shares	(43,016)	(23,692)
ETF Shares	(9,344)	(7,804)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
ETF Shares	—	—
Total Distributions	(144,425)	(267,962)
Capital Share Transactions—Note F
Investor Shares	421,961	(22,312)
Admiral Shares	86,290	(1,070,477)
Signal Shares	429,301	1,820,749
ETF Shares	373,585	400,609
Net Increase (Decrease) from Capital Share Transactions	1,311,137	1,128,569
Total Increase (Decrease)	1,286,868	1,274,384
Net Assets
Beginning of Period	6,534,067	5,259,683
End of Period[1]	7,820,935	6,534,067

1 Net Assets—End of Period includes undistributed net investment income of $2,365,000 and $0.

Short-Term Bond Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.13	$9.89	$9.92	$10.14	$10.28	$10.32
Investment Operations
Net Investment Income	.205	.456	.426	.350	.303	.329
Net Realized and Unrealized Gain (Loss)
on Investments	(.010)	.240	(.030)	(.220)	(.131)	.015
Total from Investment Operations	.195	.696	.396	.130	.172	.344
Distributions
Dividends from Net Investment Income	(.205)	(.456)	(.426)	(.350)	(.303)	(.329)
Distributions from Realized Capital Gains	—	—	—	—	(.009)	(.055)
Total Distributions	(.205)	(.456)	(.426)	(.350)	(.312)	(.384)
Net Asset Value, End of Period	$10.12	$10.13	$9.89	$9.92	$10.14	$10.28

Total Return[1]	1.91%	7.22%	4.09%	1.31%	1.70%	3.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,186	$2,773	$2,731	$2,951	$3,795	$3,041
Ratio of Total Expenses to
Average Net Assets	0.18%*	0.18%	0.18%	0.18%	0.18%	0.20%
Ratio of Net Investment Income to
Average Net Assets	4.01%*	4.58%	4.32%	3.50%	2.97%	3.17%
Portfolio Turnover Rate[2]	96%*	79%	106%	106%	92%	111%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Short-Term Bond Index Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.13	$9.89	$9.92	$10.14	$10.28	$10.32
Investment Operations
Net Investment Income	.209	.464	.433	.357	.310	.334
Net Realized and Unrealized Gain (Loss)
on Investments	(.010)	.240	(.030)	(.220)	(.131)	.015
Total from Investment Operations	.199	.704	.403	.137	.179	.349
Distributions
Dividends from Net Investment Income	(.209)	(.464)	(.433)	(.357)	(.310)	(.334)
Distributions from Realized Capital Gains	—	—	—	—	(.009)	(.055)
Total Distributions	(.209)	(.464)	(.433)	(.357)	(.319)	(.389)
Net Asset Value, End of Period	$10.12	$10.13	$9.89	$9.92	$10.14	$10.28

Total Return	1.95%	7.31%	4.16%	1.38%	1.77%	3.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,585	$1,502	$2,528	$2,326	$1,469	$1,177
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.10%	0.11%	0.11%	0.10%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.09%*	4.66%	4.39%	3.57%	3.05%	3.21%
Portfolio Turnover Rate[1]	96%*	79%	106%	106%	92%	111%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Short-Term Bond Index Fund

Signal Shares
	Six Months	March 30,
	Ended	2007[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$10.13	$9.93
Investment Operations
Net Investment Income	.209	.352
Net Realized and Unrealized Gain (Loss) on Investments	(.010)	.200
Total from Investment Operations	.199	.552
Distributions
Dividends from Net Investment Income	(.209)	(.352)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.209)	(.352)
Net Asset Value, End of Period	$10.12	$10.13

Total Return	1.95%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,271	$1,851
Ratio of Total Expenses to Average Net Assets	0.10%*	0.10%*
Ratio of Net Investment Income to Average Net Assets	4.09%*	4.66%*
Portfolio Turnover Rate[2]	96%*	79%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Short-Term Bond Index Fund

ETF Shares
	Six Months	April 3,
	Ended	2007[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$76.88	$74.95
Investment Operations
Net Investment Income	1.497	2.249
Net Realized and Unrealized Gain (Loss) on Investments	(.024)	1.930
Total from Investment Operations	1.473	4.179
Distributions
Dividends from Net Investment Income	(1.263)	(2.249)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.263)	(2.249)
Net Asset Value, End of Period	$77.09	$76.88

Total Return	1.91%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$779	$407
Ratio of Total Expenses to Average Net Assets	0.10%*	0.11%*
Ratio of Net Investment Income to Average Net Assets	4.09%*	4.65%*
Portfolio Turnover Rate[2]	96%*	79%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Short-Term Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $624,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.62% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2008, custodian fee offset arrangements reduced the fund’s expenses by $15,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $109,115,000 to offset future net capital gains of $36,454,000 through December 31, 2013, and $72,661,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $7,762,157,000. Net unrealized appreciation of investment securities for tax purposes was $22,824,000, consisting of unrealized gains of $80,155,000 on securities that had risen in value since their purchase and $57,331,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2008, the fund purchased $1,140,485,000 of investment securities and sold $328,494,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,548,308,000 and $3,064,546,000, respectively.

Short-Term Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	916,750	89,541	967,475	97,217
Issued in Lieu of Cash Distributions	55,082	5,379	109,716	11,019
Redeemed	(549,871)	(53,703)	(1,099,503)	(110,511)
Net Increase (Decrease)—Investor Shares	421,961	41,217	(22,312)	(2,275)
Admiral Shares
Issued	304,847	29,782	839,149	84,482
Issued in Lieu of Cash Distributions	28,458	2,778	97,753	9,833
Redeemed	(247,015)	(24,146)	(2,007,379)	(201,569)
Net Increase (Decrease)—Admiral Shares	86,290	8,414	(1,070,477)	(107,254)
Signal Shares
Issued	738,011	71,930	1,947,326	195,338
Issued in Lieu of Cash Distributions	39,062	3,815	21,187	2,105
Redeemed	(347,772)	(34,023)	(147,764)	(14,683)
Net Increase (Decrease)—Signal Shares	429,301	41,722	1,820,749	182,760
ETF Shares
Issued	373,585	4,800	400,609	5,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	373,585	4,800	400,609	5,300

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”),“Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Short-Term Bond Index Fund

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

Investments in
Valuation Inputs	Securities ($000)
Level 1—Quoted prices	44,983
Level 2—Other significant observable inputs	7,739,863
Level 3—Significant unobservable inputs	135
Total	7,784,981

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2008.

Amount Valued	Investments in
Based on Level 3 Inputs	Securities ($000)
Balance as of December 31, 2007	—
Transfers in and/or out of Level 3	135
Balance as of June 30, 2008	135

Intermediate-Term Bond Index Fund

Fund Profile

As of June 30, 2008

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	996	1,489	9,457
Yield[3]		5.1%	5.1%
Investor Shares	4.9%
Admiral Shares	5.0%
Signal Shares	5.0%
Institutional Shares	5.1%
ETF Shares	5.0%
Yield to Maturity	5.1%[4]	5.3%	5.1%
Average Coupon	5.9%	5.5%	5.4%
Average Effective
Maturity	7.6 years	7.7 years	7.5 years
Average Quality[5]	Aa2	Aa2	Aa1
Average Duration	6.1 years	6.1 years	4.7 years
Expense Ratio[6]		—	—
Investor Shares	0.18%
Admiral Shares	0.10%
Signal Shares	0.10%
Institutional Shares	0.07%
ETF Shares	0.10%
Short-Term Reserves	0.2%	—	—

Sector Diversification[7] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0.0%
Finance	20.9
Foreign	6.8
Government Mortgage-Backed	0.2
Industrial	18.0
Treasury/Agency	50.0
Utilities	3.9
Other	0.2

Volatility Measures[8]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.97
Beta	1.01	1.37

Distribution by Maturity (% of portfolio)

Under 1 Year	1.4%
1–5 Years	3.4
5–10 Years	94.3
10–20 Years	0.9

Distribution by Credit Quality[5] (% of portfolio)

Aaa	54.4%
Aa	11.0
A	18.1
Baa	16.5

Investment Focus

1 Lehman 5–10 Year U.S. Government/Credit Index.

2 Lehman U.S. Aggregate Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary on pages 80–81.

4 Before expenses.

5 Moody’s Investors Service.

6 Annualized.

7 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

8 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 80–81.

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1997–June 30, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	3.5%	6.6%	10.1%	10.1%
1999	–9.0	6.0	–3.0	–2.9
2000	5.4	7.4	12.8	12.4
2001	2.6	6.7	9.3	8.8
2002	4.7	6.2	10.9	13.0
2003	0.6	5.0	5.6	6.0
2004	0.4	4.8	5.2	5.3
2005	–2.9	4.7	1.8	1.8
2006	–1.1	5.0	3.9	3.8
2007	2.4	5.2	7.6	7.6
2008[2]	–1.4	2.3	0.9	0.8

Average Annual Total Returns: Periods Ended June 30, 2008
						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	3/1/1994	8.07%	3.69%	0.34%	5.65%	5.99%
Admiral Shares	11/12/2001	8.16	3.77	–0.16[4]	5.17[4]	5.01[4]
Signal Shares	6/4/2007	8.16	7.26[4]	—	—	—
Institutional Shares	1/26/2006	8.20	5.37[4]	—	—	—
ETF Shares	4/3/2007
Market Price		8.50	6.04[4]	—	—	—
Net Asset Value		8.18	5.66[4]	—	—	—

1 Lehman 5–10 Year U.S. Government/Credit Index.

2 Six months ended June 30, 2008.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables on pages 53–57 for dividend and capital gains information.

Intermediate-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2008

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Bond	8.750%	5/15/17	180,970	243,828	3.0%
	U.S. Treasury Bond	7.500%	11/15/16	164,345	205,329	2.5%
	U.S. Treasury Bond	9.250%	2/15/16	141,870	193,077	2.4%
	U.S. Treasury Bond	9.125%	5/15/18	130,595	183,261	2.2%
	U.S. Treasury Bond	8.875%	8/15/17	116,510	158,655	2.0%
	U.S. Treasury Bond	9.875%	11/15/15	102,200	142,265	1.7%
	U.S. Treasury Bond	10.625%	8/15/15	98,410	140,758	1.7%
	U.S. Treasury Bond	11.250%	2/15/15	83,115	120,270	1.5%
	U.S. Treasury Bond	4.250%	11/15/17	117,045	119,532	1.5%
	U.S. Treasury Bond	7.250%	5/15/16	73,125	89,830	1.1%
	U.S. Treasury Bond	8.875%	2/15/19	22,325	31,119	0.4%
	U.S. Treasury Note	4.250%	8/15/14	171,345	178,975	2.2%
	U.S. Treasury Note	4.625%	2/15/17	157,515	165,785	2.0%
	U.S. Treasury Note	4.750%	8/15/17	115,775	122,650	1.5%
	U.S. Treasury Note	4.250%	8/15/13	113,975	118,891	1.5%
	U.S. Treasury Note	4.250%	8/15/15	102,900	106,937	1.3%
	U.S. Treasury Note	4.875%	8/15/16	87,530	93,835	1.2%
	U.S. Treasury Note	4.625%	11/15/16	65,075	68,644	0.8%
	U.S. Treasury Note	4.500%	2/15/16	53,825	56,600	0.7%
	U.S. Treasury Note	5.125%	5/15/16	49,250	53,706	0.7%
	U.S. Treasury Note	4.000%	6/15/09	48,200	48,931	0.6%
	U.S. Treasury Note	4.750%	5/15/14	42,730	45,801	0.6%
	U.S. Treasury Note	2.750%–4.625%	4/30/09–2/15/18	171,625	174,678	2.1%
					2,863,357	35.2%
Agency Bonds and Notes
1	Federal Home Loan Bank	5.500%	8/13/14	49,925	52,983	0.7%
1	Federal Home Loan Bank	5.125%	8/14/13	46,250	48,205	0.6%
1	Federal Home Loan Bank	4.500%	9/16/13	47,400	48,039	0.6%
1	Federal Home Loan Bank	4.750%	12/16/16	28,100	28,273	0.3%
1	Federal Home Loan Bank	5.375%	5/18/16	26,450	27,718	0.3%

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
1	Federal Home Loan Bank	4.875%	5/17/17	24,225	24,562	0.3%
1	Federal Home Loan Bank	5.000%–5.625%	6/18/14–11/17/17	17,275	17,509	0.2%
1	Federal Home Loan
	Mortgage Corp.	5.250%	4/18/16	64,000	66,396	0.8%
1	Federal Home Loan
	Mortgage Corp.	5.000%	7/15/14	52,700	54,536	0.7%
1	Federal Home Loan
	Mortgage Corp.	4.875%	11/15/13	52,250	53,782	0.7%
1	Federal Home Loan
	Mortgage Corp.	4.500%	7/15/13	45,675	46,337	0.6%
1	Federal Home Loan
	Mortgage Corp.	5.500%	7/18/16	42,500	44,753	0.6%
1	Federal Home Loan
	Mortgage Corp.	5.125%	11/17/17	39,500	40,546	0.5%
1	Federal Home Loan
	Mortgage Corp.	4.500%	1/15/14	35,000	35,397	0.4%
1	Federal Home Loan
	Mortgage Corp.	4.750%	1/19/16	25,925	26,152	0.3%
1	Federal Home Loan
	Mortgage Corp.	4.500%–5.125%	12/19/08–2/16/17	68,850	69,699	0.9%
1	Federal National Mortgage Assn.	4.625%	10/15/13	74,550	75,902	0.9%
1	Federal National Mortgage Assn.	4.125%	4/15/14	52,400	51,938	0.6%
1	Federal National Mortgage Assn.	5.250%	9/15/16	32,925	34,142	0.4%
1	Federal National Mortgage Assn.	4.625%	10/15/14	32,225	32,639	0.4%
1	Federal National Mortgage Assn.	5.000%	2/13/17	30,175	30,722	0.4%
1	Federal National Mortgage Assn.	4.875%	12/15/16	29,900	30,239	0.4%
1	Federal National Mortgage Assn.	5.000%	4/15/15	25,000	25,741	0.3%
1	Federal National
	Mortgage Assn.	3.250%–5.375%	2/15/09–6/12/17	88,550	89,740	1.1%
†	Other—Agency Bonds and Notes				65,278	0.8%
					1,121,228	13.8%
Total U.S. Government and Agency Obligations (Cost $3,888,774)					3,984,585	49.0%
Corporate Bonds
† Asset-Backed/Commercial Mortgage-Backed Securities					2,704	0.0%

Finance
	Banking
	Bank of America Corp.	5.125%–6.100%	6/15/14–5/1/18	96,800	91,428	1.1%
[2,3]	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	2,100	2,248	0.0%
	Citigroup, Inc.	5.000%	9/15/14	28,194	25,618	0.3%
	Citigroup, Inc.	4.700%–6.125%	5/5/14–5/15/18	67,700	64,615	0.8%
	MBNA Corp.	5.000%	6/15/15	1,300	1,255	0.0%
	NationsBank Corp.	7.750%	8/15/15	1,000	1,100	0.0%
†	Other—Banking				490,189	6.1%
	Brokerage
	Goldman Sachs Group, Inc.	6.150%	4/1/18	29,425	28,603	0.3%
	Goldman Sachs Group, Inc.	4.750%–6.250%	7/15/13–1/18/18	98,400	95,603	1.2%
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	30,925	29,388	0.4%
	Morgan Stanley Dean Witter	6.625%	4/1/18	26,850	25,561	0.3%
	Morgan Stanley Dean Witter	4.750%–6.250%	4/1/14–12/28/17	89,525	82,142	1.0%
†	Other--Brokerage				158,720	2.0%
	Finance Companies
	General Electric Capital Corp.	5.375%–6.375%	6/4/14–11/15/67	85,375	84,418	1.0%
	HSBC Finance Corp.	5.000%	6/30/15	27,150	26,020	0.3%
†	Other—Finance Companies				159,351	2.0%

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
†	Insurance				233,601	2.9%
	Real Estate Investment Trusts
	Arden Realty LP	5.250%	3/1/15	1,250	1,227	0.0%
†	Other—Real Estate Investment Trusts				102,040	1.3%
†	Financial—Other				1,592	0.0%
					1,704,719	21.0%
Industrial
†	Basic Industry				138,232	1.7%
	Capital Goods
	General Electric Co.	5.250%	12/6/17	19,825	19,165	0.2%
†	Other—Capital Goods				111,085	1.4%
†	Communication				313,962	3.9%
†	Consumer Cyclical				184,708	2.3%
†	Consumer Noncyclical				367,709	4.5%
†	Energy				127,898	1.6%
†	Technology				128,967	1.6%
†	Transportation				52,345	0.6%
†	Industrial—Other				11,088	0.1%
					1,455,159	17.9%
Utilities
†	Electric				218,603	2.7%
†	Natural Gas				101,064	1.2%
					319,667	3.9%
Total Corporate Bonds (Cost $3,612,939)					3,482,249	42.8%
Sovereign Bonds (U.S. Dollar-Denominated)
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	30,975	32,281	0.4%
	Republic of Italy	5.250%	9/20/16	30,800	32,388	0.4%
†	Other—Sovereign Bonds				483,698	6.0%
Total Sovereign Bonds (Cost $539,363)					548,367	6.8%
† Taxable Municipal Bonds (Cost $1,347)					1,352	0.0%

				Shares
Temporary Cash Investments
4	Vanguard Market Liquidity Fund	2.405%		90,045,308	90,045	1.1%
4	Vanguard Market
	Liquidity Fund—Note E	2.405%		2,744,000	2,744	0.1%
Total Temporary Cash Investments (Cost $92,789)					92,789	1.2%
Total Investments (Cost $8,135,212)					8,109,342	99.8%
Other Assets and Liabilities
Other Assets—Note B					201,091	2.4%
Liabilities—Note E					(181,332)	(2.2%)
					19,759	0.2%
Net Assets					8,129,101	100.0%

Intermediate-Term Bond Index Fund

At June 30, 2008, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	8,194,472
Undistributed Net Investment Income	1,496
Accumulated Net Realized Losses	(40,997)
Unrealized Depreciation	(25,870)
Net Assets	8,129,101

Investor Shares—Net Assets
Applicable to 310,926,782 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,217,822
Net Asset Value Per Share—Investor Shares	$10.35

Admiral Shares—Net Assets
Applicable to 237,176,756 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,454,573
Net Asset Value Per Share—Admiral Shares	$10.35

Signal Shares—Net Assets
Applicable to 153,866,703 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,592,385
Net Asset Value Per Share—Signal Shares	$10.35

Institutional Shares—Net Assets
Applicable to 46,661,160 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	482,903
Net Asset Value Per Share—Institutional Shares	$10.35

ETF Shares—Net Assets
Applicable to 5,000,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	381,418
Net Asset Value Per Share—ETF Shares	$76.28

•	See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in to total for any issuer, represent 1% or less of net assets.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $68,281,000, representing 0.8% of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Intermediate-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Interest[1]	192,341
Security Lending	11
Total Income	192,352
Expenses
The Vanguard Group—Note B
Investment Advisory Services	356
Management and Administrative
Investor Shares	2,252
Admiral Shares	771
Signal Shares	553
Institutional Shares	75
ETF Shares	98
Marketing and Distribution
Investor Shares	404
Admiral Shares	305
Signal Shares	148
Institutional Shares	37
ETF Shares	29
Custodian Fees	22
Shareholders’ Reports
Investor Shares	26
Admiral Shares	2
Signal Shares	4
Institutional Shares	—
ETF Shares	5
Trustees’ Fees and Expenses	5
Total Expenses	5,092
Net Investment Income	187,260
Realized Net Gain (Loss) on Investment Securities Sold	56,377
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(184,308)
Net Increase (Decrease) in Net Assets Resulting from Operations	59,329

1 Interest income from an affiliated company of the fund was $1,421,000.

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	187,260	325,533
Realized Net Gain (Loss)	56,377	(11,939)
Change in Unrealized Appreciation (Depreciation)	(184,308)	181,051
Net Increase (Decrease) in Net Assets Resulting from Operations	59,329	494,645
Distributions
Net Investment Income
Investor Shares	(75,057)	(145,450)
Admiral Shares	(58,203)	(147,649)
Signal Shares	(37,951)	(16,843)
Institutional Shares	(9,029)	(12,780)
ETF Shares	(5,524)	(2,811)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(185,764)	(325,533)
Capital Share Transactions—Note F
Investor Shares	247,364	18,303
Admiral Shares	183,073	(862,632)
Signal Shares	175,246	1,409,058
Institutional Shares	220,923	83,678
ETF Shares	218,105	165,478
Net Increase (Decrease) from Capital Share Transactions	1,044,711	813,885
Total Increase (Decrease)	918,276	982,997
Net Assets
Beginning of Period	7,210,825	6,227,828
End of Period[1]	8,129,101	7,210,825

1 Net Assets—End of Period includes undistributed net investment income of $1,496,000 and $0.

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.50	$10.25	$10.36	$10.68	$10.69	$10.75
Investment Operations
Net Investment Income	.249	.507	.499	.492	.506	.532
Net Realized and Unrealized Gain (Loss)
on Investments	(.150)	.250	(.110)	(.309)	.038	.064
Total from Investment Operations	.099	.757	.389	.183	.544	.596
Distributions
Dividends from Net Investment Income	(.249)	(.507)	(.499)	(.492)	(.506)	(.532)
Distributions from Realized Capital Gains	—	—	—	(.011)	(.048)	(.124)
Total Distributions	(.249)	(.507)	(.499)	(.503)	(.554)	(.656)
Net Asset Value, End of Period	$10.35	$10.50	$10.25	$10.36	$10.68	$10.69

Total Return[1]	0.92%	7.61%	3.91%	1.75%	5.22%	5.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,218	$3,020	$2,929	$3,009	$3,501	$2,749
Ratio of Total Expenses to
Average Net Assets	0.18%*	0.18%	0.18%	0.18%	0.18%	0.20%
Ratio of Net Investment Income to
Average Net Assets	4.74%*	4.74%	4.91%	4.68%	4.75%	4.91%
Portfolio Turnover Rate[2]	90%*	72%	86%	76%	84%	98%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Intermediate-Term Bond Index Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.50	$10.25	$10.36	$10.68	$10.69	$10.75
Investment Operations
Net Investment Income	.254	.515	.506	.499	.514	.538
Net Realized and Unrealized Gain (Loss)
on Investments	(.150)	.250	(.110)	(.309)	.038	.064
Total from Investment Operations	.104	.765	.396	.190	.552	.602
Distributions
Dividends from Net Investment Income	(.254)	(.515)	(.506)	(.499)	(.514)	(.538)
Distributions from Realized Capital Gains	—	—	—	(.011)	(.048)	(.124)
Total Distributions	(.254)	(.515)	(.506)	(.510)	(.562)	(.662)
Net Asset Value, End of Period	$10.35	$10.50	$10.25	$10.36	$10.68	$10.69

Total Return	0.96%	7.70%	3.98%	1.82%	5.30%	5.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,455	$2,308	$3,118	$2,949	$1,127	$756
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.10%	0.11%	0.11%	0.11%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.82%*	4.82%	4.98%	4.75%	4.82%	4.96%
Portfolio Turnover Rate[1]	90%*	72%	86%	76%	84%	98%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Intermediate-Term Bond Index Fund

Signal Shares
	Six Months	June 4,
	Ended	2007[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$10.50	$10.12
Investment Operations
Net Investment Income	.254	.297
Net Realized and Unrealized Gain (Loss) on Investments	(.150)	.380
Total from Investment Operations	.104	.677
Distributions
Dividends from Net Investment Income	(.254)	(.297)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.254)	(.297)
Net Asset Value, End of Period	$10.35	$10.50

Total Return	0.96%	6.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,592	$1,443
Ratio of Total Expenses to Average Net Assets	0.10%*	0.10%*
Ratio of Net Investment Income to Average Net Assets	4.82%*	4.82%*
Portfolio Turnover Rate[2]	90%*	72%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Intermediate-Term Bond Index Fund

Institutional Shares
	Six Months	Year	Jan. 26,
	Ended	Ended	2006[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$10.50	$10.25	$10.29
Investment Operations
Net Investment Income	.255	.518	.473
Net Realized and Unrealized Gain (Loss) on Investments	(.150)	.250	(.040)
Total from Investment Operations	.105	.768	.433
Distributions
Dividends from Net Investment Income	(.255)	(.518)	(.473)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.255)	(.518)	(.473)
Net Asset Value, End of Period	$10.35	$10.50	$10.25

Total Return	0.97%	7.73%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$483	$271	$181
Ratio of Total Expenses to Average Net Assets	0.07%*	0.07%	0.08%*
Ratio of Net Investment Income to Average Net Assets	4.85%*	4.85%	5.01%*
Portfolio Turnover Rate[2]	90%*	72%	86%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Intermediate-Term Bond Index Fund

ETF Shares
	Six Months	April 3,
	Ended	2007[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$76.96	$74.90
Investment Operations
Net Investment Income	1.743	2.389
Net Realized and Unrealized Gain (Loss) on Investments	(.979)	2.060
Total from Investment Operations	.764	4.449
Distributions
Dividends from Net Investment Income	(1.444)	(2.389)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.444)	(2.389)
Net Asset Value, End of Period	$76.28	$76.96

Total Return	0.96%	6.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$381	$169
Ratio of Total Expenses to Average Net Assets	0.10%*	0.11%*
Ratio of Net Investment Income to Average Net Assets	4.82%*	4.81%*
Portfolio Turnover Rate[2]	90%*	72%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $25 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Intermediate-Term Bond Index Fund

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $663,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.66% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $96,135,000 to offset future net capital gains of $866,000 through December 31, 2013, $80,479,000 through December 31, 2014, $13,822,000 through December 31, 2015, and $968,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $8,135,212,000. Net unrealized depreciation of investment securities for tax purposes was $25,870,000, consisting of unrealized gains of $130,401,000 on securities that had risen in value since their purchase and $156,271,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2008, the fund purchased $1,459,127,000 of investment securities and sold $656,469,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,971,936,000 and $2,782,019,000, respectively.

Intermediate-Term Bond Index Fund

E. The market value of securities on loan to broker-dealers at June 30, 2008, was $2,738,000, for which the fund received cash collateral of $2,744,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	691,256	65,101	841,805	82,113
Issued in Lieu of Cash Distributions	66,708	6,306	128,561	12,519
Redeemed	(510,600)	(48,185)	(952,063)	(92,763)
Net Increase (Decrease)—Investor Shares	247,364	23,222	18,303	1,869
Admiral Shares
Issued	390,034	36,802	857,674	83,767
Issued in Lieu of Cash Distributions	50,481	4,772	120,421	11,741
Redeemed	(257,442)	(24,324)	(1,840,727)	(179,897)
Net Increase (Decrease)—Admiral Shares	183,073	17,250	(862,632)	(84,389)
Signal Shares
Issued	381,149	35,915	1,465,314	142,845
Issued in Lieu of Cash Distributions	27,488	2,598	11,583	1,109
Redeemed	(233,391)	(22,084)	(67,839)	(6,517)
Net Increase (Decrease)—Signal Shares	175,246	16,429	1,409,058	137,437
Institutional Shares
Issued	234,439	22,157	163,863	15,953
Issued in Lieu of Cash Distributions	7,796	739	10,348	1,008
Redeemed	(21,312)	(2,008)	(90,533)	(8,826)
Net Increase (Decrease)—Institutional Shares	220,923	20,888	83,678	8,135
ETF Shares
Issued	218,105	2,800	165,478	2,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	218,105	2,800	165,478	2,200

Intermediate-Term Bond Index Fund

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”),“Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

Investments in
Valuation Inputs	Securities ($000)
Level 1—Quoted prices	92,789
Level 2—Other significant observable inputs	8,016,553
Level 3—Significant unobservable inputs	—
Total	8,109,342

Long-Term Bond Index Fund

Fund Profile

As of June 30, 2008

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	824	1,162	9,457
Yield[3]		5.8%	5.1%
Investor Shares	5.6%
Institutional Shares	5.7%
ETF Shares	5.7%
Yield to Maturity	5.7%[4]	5.8%	5.1%
Average Coupon	6.6%	6.6%	5.4%
Average Effective
Maturity	21.0 years	21.4 years	7.5 years
Average Quality[5]	Aa2	Aa2	Aa1
Average Duration	11.1 years	11.1 years	4.7 years
Expense Ratio[6]		—	—
Investor Shares	0.18%
Institutional Shares	0.07%
ETF Shares	0.10%
Short-Term Reserves	0.3%	—	—

Sector Diversification[7] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0.1%
Finance	12.0
Foreign	7.1
Government Mortgage-Backed	0.0
Industrial	26.7
Treasury/Agency	47.1
Utilities	6.7
Other	0.3

Volatility Measures[8]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.87
Beta	1.02	2.07

Distribution by Maturity (% of portfolio)

Under 1 Year	0.6%
1–5 Years	0.4
5–10 Years	3.0
10–20 Years	41.1
20–30 Years	53.6
Over 30 Years	1.3

Distribution by Credit Quality[5] (% of portfolio)

Aaa	49.5%
Aa	8.2
A	21.0
Baa	21.3

Investment Focus

1 Lehman U.S. Long Government/Credit Index.

2 Lehman U.S. Aggregate Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary on pages 80–81.

4 Before expenses.

5 Moody’s Investors Service.

6 Annualized.

7 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

8 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 80–81.

Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1997–June 30, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	5.5%	6.5%	12.0%	11.8%
1999	–13.5	5.6	–7.9	–7.7
2000	9.1	7.5	16.6	16.2
2001	1.6	6.6	8.2	7.3
2002	7.8	6.6	14.4	14.8
2003	0.0	5.5	5.5	5.9
2004	2.8	5.6	8.4	8.6
2005	0.2	5.1	5.3	5.3
2006	–2.6	5.3	2.7	2.7
2007	1.0	5.6	6.6	6.6
2008[2]	–2.9	2.6	–0.3	–0.7

Average Annual Total Returns: Periods Ended June 30, 2008
						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	3/1/1994	7.30%	3.99%	0.43%	5.90%	6.33%
Institutional Shares	2/2/2006	7.42	4.26[4]	—	—	—
ETF Shares	4/3/2007
Market Price		7.54	4.60[4]	—	—	—
Net Asset Value		7.35	4.34[4]	—	—	—

1 Lehman U.S. Long Government/Credit Index.

2 Six months ended June 30, 2008.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables on pages 70–72 for dividend and capital gains information.

Long-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2008

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	8.000%	11/15/21	83,020	112,674	3.9%
U.S. Treasury Bond	4.500%	2/15/36	95,130	94,506	3.3%
U.S. Treasury Bond	8.750%	8/15/20	60,475	85,279	3.0%
U.S. Treasury Bond	8.125%	8/15/21	57,610	78,728	2.7%
U.S. Treasury Bond	6.750%	8/15/26	55,390	70,094	2.4%
U.S. Treasury Bond	5.500%	8/15/28	60,830	67,911	2.4%
U.S. Treasury Bond	6.625%	2/15/27	49,530	62,090	2.1%
U.S. Treasury Bond	7.875%	2/15/21	39,280	52,390	1.8%
U.S. Treasury Bond	6.375%	8/15/27	42,280	51,806	1.8%
U.S. Treasury Bond	7.625%	11/15/22	36,745	48,923	1.7%
U.S. Treasury Bond	8.750%	5/15/20	28,730	40,410	1.4%
U.S. Treasury Bond	7.125%	2/15/23	28,440	36,408	1.3%
U.S. Treasury Bond	4.375%	2/15/38	35,575	34,675	1.2%
U.S. Treasury Bond	6.875%	8/15/25	25,200	32,114	1.1%
U.S. Treasury Bond	6.000%	2/15/26	26,975	31,590	1.1%
U.S. Treasury Bond	6.125%	8/15/29	26,055	31,441	1.1%
U.S. Treasury Bond	6.250%	8/15/23	24,275	28,868	1.0%
U.S. Treasury Bond	4.750%	2/15/37	24,025	24,832	0.9%
U.S. Treasury Bond	8.875%	2/15/19	15,840	22,080	0.8%
U.S. Treasury Bond	9.000%	11/15/18	14,450	20,246	0.7%
U.S. Treasury Bond	7.250%	8/15/22	12,870	16,584	0.6%
U.S. Treasury Bond	6.125%	11/15/27	12,250	14,654	0.5%
U.S. Treasury Bond	5.375%	2/15/31	8,095	9,003	0.3%
U.S. Treasury Bond	5.250%–9.125%	5/15/17–2/15/30	17,420	22,767	0.8%
U.S. Treasury Note	3.500%	2/15/18	29,600	28,485	1.0%
U.S. Treasury Note	4.500%	2/15/09	7,900	8,009	0.3%
U.S. Treasury Note	3.250%-6.500%	1/15/09-2/15/10	9,050	9,500	0.3%
				1,136,067	39.5%

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Agency Bonds and Notes
1	Federal Home
	Loan Mortgage Corp.	6.750%	3/15/31	10,800	13,013	0.5%
1	Federal Home
	Loan Mortgage Corp.	6.250%	7/15/32	8,175	9,344	0.3%
1	Federal Home
	Loan Mortgage Corp.	6.750%	9/15/29	7,700	9,176	0.3%
1	Federal Home
	Loan Mortgage Corp.	5.000%–5.500%	8/23/17–2/14/18	13,150	13,000	0.4%
1	Federal National
	Mortgage Assn.	7.250%	5/15/30	14,435	18,271	0.6%
1	Federal National
	Mortgage Assn.	6.625%	11/15/30	15,100	17,923	0.6%
1	Federal National
	Mortgage Assn.	7.125%	1/15/30	13,475	16,790	0.6%
1	Federal National
	Mortgage Assn.	6.250%	5/15/29	9,450	10,690	0.4%
1	Federal National
	Mortgage Assn.	0.000%–6.210%	6/12/17–8/6/38	14,625	11,194	0.4%
†	Other—Agency
	Bonds and Notes				62,055	2.2%
					181,456	6.3%
Total U.S. Government and Agency Obligations (Cost $1,261,918)					1,317,523	45.8%
Corporate Bonds
† Asset-Backed Securities					2,696	0.1%

Finance
	Banking
	Associates Corp. of North America	6.950%	11/1/18	1,150	1,179	0.0%
[2,3]	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	450	481	0.0%
2	Citigroup Capital XXI	8.300%	12/21/37	8,375	7,871	0.3%
	Citigroup, Inc.	5.850%–6.875%	6/15/32–3/5/38	24,350	21,394	0.7%
†	Other—Banking				120,504	4.2%
	Brokerage
	Goldman Sachs Group, Inc.	6.750%	10/1/37	13,375	12,382	0.4%
†	Other—Brokerage				49,994	1.8%
	Finance Companies
	General Electric Capital Corp.	6.750%	3/15/32	16,175	16,364	0.6%
	General Electric Capital Corp.	5.875%	1/14/38	13,975	12,651	0.4%
	General Electric Capital Corp.	6.150%	8/7/37	4,925	4,634	0.2%
†	Other—Finance Companies				8,359	0.3%
	Insurance
[2,3]	American International Group, Inc.	8.175%	5/15/58	9,900	9,679	0.3%
†	Other—Insurance				77,620	2.7%
†	Real Estate Investment Trusts				1,257	0.0%
					344,369	11.9%
Industrial
†	Basic Industry				51,067	1.8%
†	Capital Goods				55,418	1.9%
	Communication
	Ameritech Capital Funding	6.550%	1/15/28	1,000	981	0.0%
	AT&T Inc.	6.300%–8.000%	11/15/31–5/15/38	28,200	28,485	1.0%
	AT&T Wireless	8.750%	3/1/31	5,850	7,028	0.2%
	BellSouth Capital Funding	7.875%	2/15/30	4,250	4,712	0.2%
	BellSouth Corp.	6.000%–6.875%	10/15/31–11/15/34	5,230	5,145	0.2%

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	BellSouth Telecommunications	6.375%	6/1/28	4,140	4,115	0.2%
	Cingular Wireless LLC	7.125%	12/15/31	2,425	2,508	0.1%
	Deutsche Telekom
	International Finance	8.750%	6/15/30	9,825	11,278	0.4%
	France Telecom	8.500%	3/1/31	7,000	8,515	0.3%
	Michigan Bell Telephone Co.	7.850%	1/15/22	1,522	1,616	0.1%
	News America Inc.	6.200%	12/15/34	9,350	8,732	0.3%
	Pacific Bell	7.125%	3/15/26	550	561	0.0%
	Time Warner Cable Inc.	6.550%–7.300%	7/1/18–7/1/38	12,400	12,116	0.4%
	Time Warner Entertainment	8.375%	3/15/23–7/15/33	4,683	5,039	0.2%
†	Other—Communication				111,019	3.8%
	Consumer Cyclical
	Time Warner, Inc.	6.500%–9.150%	2/1/23–11/15/36	19,855	19,682	0.7%
†	Other—Consumer Cyclical				80,013	2.8%
	Consumer Noncyclical
	AstraZeneca PLC	6.450%	9/15/37	8,000	8,149	0.3%
†	Other—Consumer Noncyclical				153,484	5.3%
	Energy
	Tosco Corp.	8.125%	2/15/30	7,500	9,228	0.3%
†	Other—Energy				105,994	3.7%
†	Technology				24,536	0.8%
†	Transportation				49,028	1.7%
†	Industrial—Other				2,159	0.1%
					770,608	26.8%
Utilities
	Electric
	Pacific Gas & Electric Co.	6.050%	3/1/34	8,075	7,791	0.3%
†	Other—Electric				131,224	4.5%
†	Natural Gas				51,606	1.8%
†	Utilities—Other				1,782	0.1%
					192,403	6.7%
Total Corporate Bonds (Cost $1,392,611)					1,310,076	45.5%
Sovereign Bonds (U.S. Dollar-Denominated)
	Federative Republic of Brazil	11.000%	8/17/40	13,000	17,192	0.6%
	Federative Republic of Brazil	10.125%	5/15/27	6,700	9,481	0.3%
	Federative Republic of Brazil	7.125%	1/20/37	7,500	8,269	0.3%
	Federative Republic of Brazil	8.250%	1/20/34	6,500	8,001	0.3%
	Federative Republic of Brazil	8.750%–8.875%	4/15/24–2/4/25	8,200	10,239	0.3%
	Republic of Italy	6.875%	9/27/23	6,600	7,885	0.3%
	United Mexican States	6.750%	9/27/34	16,425	17,411	0.6%
	United Mexican States	6.050%–8.300%	12/30/19–1/11/40	11,725	13,348	0.5%
†	Other—Sovereign Bonds				68,870	2.4%
Total Sovereign Bonds (Cost $161,444)					160,696	5.6%
Taxable Municipal Bonds
	Illinois (Taxable Pension) GO	5.100%	6/1/33	22,125	20,830	0.7%
†	Other—Taxable Municipal Bonds				18,574	0.7%
Total Taxable Municipal Bonds (Cost $39,848)					39,404	1.4%

				Shares
Temporary Cash Investments
4	Vanguard Market Liquidity Fund
	(Cost $19,689)	2.405%		19,688,695	19,689	0.7%
Total Investments (Cost $2,875,510)					2,847,388	99.0%

Long-Term Bond Index Fund

	Market	Percentage
	Value•	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets—Note B	75,066	2.6%
Liabilities	(45,724)	–1.6%
	29,342	1.0%
Net Assets	2,876,730	100.0%

At June 30, 2008, net assets consisted of:[5]
		Amount
		($000)
Paid-in Capital		2,907,972
Undistributed Net Investment Income		442
Accumulated Net Realized Losses		(3,562)
Unrealized Depreciation		(28,122)
Net Assets		2,876,730

Investor Shares—Net Assets
Applicable to 207,913,365 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,351,152
Net Asset Value Per Share—Investor Shares		$11.31

Institutional Shares—Net Assets
Applicable to 37,917,756 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		428,789
Net Asset Value Per Share—Institutional Shares		$11.31

ETF Shares—Net Assets
Applicable to 1,300,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		96,789
Net Asset Value Per Share—ETF Shares		$74.45

•	See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 Certain of the fund’s securities are exempt from registration under Rule 144a of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified buyers. At June 30, 2008, the aggregate value of these securities was $20,805,000, representing 0.7% of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

GO—General Obligation Bond.

Long-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Interest[1]	78,281
Total Income	78,281
Expenses
The Vanguard Group—Note B
Investment Advisory Services	131
Management and Administrative
Investor Shares	1,659
Institutional Shares	70
ETF Shares	28
Marketing and Distribution
Investor Shares	260
Institutional Shares	53
ETF Shares	11
Custodian Fees	28
Shareholders’ Reports
Investor Shares	16
Institutional Shares	—
ETF Shares	2
Trustees’ Fees and Expenses	2
Total Expenses	2,260
Net Investment Income	76,021
Realized Net Gain (Loss) on Investment Securities Sold	10,319
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(97,511)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,171)

1 Interest income from an affiliated company of the fund was $362,000.

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	76,021	129,316
Realized Net Gain (Loss)	10,319	5,859
Change in Unrealized Appreciation (Depreciation)	(97,511)	31,059
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,171)	166,234
Distributions
Net Investment Income
Investor Shares	(61,804)	(108,892)
Institutional Shares	(11,677)	(18,670)
ETF Shares	(2,098)	(1,754)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(75,579)	(129,316)
Capital Share Transactions—Note E
Investor Shares	145,132	350,915
Institutional Shares	27,306	99,345
ETF Shares	15,314	81,728
Net Increase (Decrease) from Capital Share Transactions	187,752	531,988
Total Increase (Decrease)	101,002	568,906
Net Assets
Beginning of Period	2,775,728	2,206,822
End of Period[1]	2,876,730	2,775,728

1 Net Assets—End of Period includes undistributed net investment income of $442,000 and $0.

Long-Term Bond Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.65	$11.53	$11.84	$11.82	$11.50	$11.67
Investment Operations
Net Investment Income	.307	.613	.603	.601	.617	.627
Net Realized and Unrealized Gain (Loss)
on Investments	(.340)	.120	(.310)	.020	.320	.004
Total from Investment Operations	(.033)	.733	.293	.621	.937	.631
Distributions
Dividends from Net Investment Income	(.307)	(.613)	(.603)	(.601)	(.617)	(.627)
Distributions from Realized Capital Gains	—	—	—	—	—	(.174)
Total Distributions	(.307)	(.613)	(.603)	(.601)	(.617)	(.801)
Net Asset Value, End of Period	$11.31	$11.65	$11.53	$11.84	$11.82	$11.50

Total Return[1]	–0.30%	6.59%	2.67%	5.32%	8.40%	5.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,351	$2,277	$1,898	$1,893	$1,310	$951
Ratio of Total Expenses to
Average Net Assets	0.18%*	0.18%	0.18%	0.18%	0.18%	0.20%
Ratio of Net Investment Income to
Average Net Assets	5.38%*	5.34%	5.30%	5.03%	5.34%	5.34%
Portfolio Turnover Rate[2]	73%*	62%	55%	52%	62%	76%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Long-Term Bond Index Fund

Institutional Shares
	Six Months	Year	Feb. 2,
	Ended	Ended	2006[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$11.65	$11.53	$11.66
Investment Operations
Net Investment Income	.314	.626	.559
Net Realized and Unrealized Gain (Loss) on Investments	(.340)	.120	(.130)
Total from Investment Operations	(.026)	.746	.429
Distributions
Dividends from Net Investment Income	(.314)	(.626)	(.559)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.314)	(.626)	(.559)
Net Asset Value, End of Period	$11.31	$11.65	$11.53

Total Return	–0.25%	6.71%	3.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$429	$415	$309
Ratio of Total Expenses to Average Net Assets	0.07%*	0.07%	0.08%*
Ratio of Net Investment Income to Average Net Assets	5.49%*	5.45%	5.40%*
Portfolio Turnover Rate[2]	73%*	62%	55%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Long-Term Bond Index Fund

ETF Shares
	Six Months	April 3,
	Ended	2007[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$76.38	$74.90
Investment Operations
Net Investment Income	2.032	2.740
Net Realized and Unrealized Gain (Loss) on Investments	(2.270)	1.480
Total from Investment Operations	(.238)	4.220
Distributions
Dividends from Net Investment Income	(1.692)	(2.740)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.692)	(2.740)
Net Asset Value, End of Period	$74.45	$76.38

Total Return	–0.33%	5.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$97	$84
Ratio of Total Expenses to Average Net Assets	0.10%*	0.11%*
Ratio of Net Investment Income to Average Net Assets	5.46%*	5.41%*
Portfolio Turnover Rate[2]	73%*	62%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $25 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $234,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Long-Term Bond Index Fund

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $13,775,000 to offset future net capital gains through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2008, the cost of investment securities for tax purposes was $2,875,510,000. Net unrealized depreciation of investment securities for tax purposes was $28,122,000, consisting of unrealized gains of $66,956,000 on securities that had risen in value since their purchase and $95,078,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2008, the fund purchased $415,290,000 of investment securities and sold $211,352,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $788,158,000 and $804,992,000, respectively.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	353,226	30,602	684,159	59,919
Issued in Lieu of Cash Distributions	54,502	4,727	95,877	8,381
Redeemed	(262,596)	(22,777)	(429,121)	(37,621)
Net Increase (Decrease)—Investor Shares	145,132	12,552	350,915	30,679
Institutional Shares
Issued	67,947	5,854	113,686	10,067
Issued in Lieu of Cash Distributions	10,973	952	17,272	1,510
Redeemed	(51,614)	(4,489)	(31,613)	(2,759)
Net Increase (Decrease)—Institutional Shares	27,306	2,317	99,345	8,818
ETF Shares
Issued	15,314	200	81,728	1,100
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	15,314	200	81,728	1,100

Long-Term Bond Index Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”),“Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

Investments in
Valuation Inputs	Securities ($000)
Level 1—Quoted prices	19,689
Level 2—Other significant observable inputs	2,827,699
Level 3—Significant unobservable inputs	—
Total	2,847,388

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables on pages 77 and 78 illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	12/31/2007	6/30/2008	Period[1]
Based on Actual Fund Return
Total Bond Market
Investor Shares	$1,000.00	$1,010.69	$0.95
Admiral Shares	1,000.00	1,011.14	0.50
Signal Shares	1,000.00	1,011.14	0.50
Institutional Shares	1,000.00	1,011.29	0.35
ETF Shares	1,000.00	1,010.93	0.50
Short-Term Bond
Investor Shares	$1,000.00	$1,019.14	$0.90
Admiral Shares	1,000.00	1,019.55	0.50
Signal Shares	1,000.00	1,019.55	0.50
ETF Shares	1,000.00	1,019.07	0.50
Intermediate-Term Bond
Investor Shares	$1,000.00	$1,009.17	$0.90
Admiral Shares	1,000.00	1,009.57	0.50
Signal Shares	1,000.00	1,009.57	0.50
Institutional Shares	1,000.00	1,009.72	0.35
ETF Shares	1,000.00	1,009.64	0.50
Long-Term Bond
Investor Shares	$1,000.00	$996.98	$0.89
Institutional Shares	1,000.00	997.52	0.35
ETF Shares	1,000.00	996.68	0.50

1 These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.19% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.10% for ETF Shares; for the Short-Term Bond Index Fund, 0.18% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.10% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.18% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.10% for ETF Shares; and for the Long-Term Bond Index Fund, 0.18% for Investor Shares, 0.07% for Institutional Shares, 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Six Months Ended June 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	12/31/2007	6/30/2008	Period[1]
Based on Hypothetical 5% Yearly Return
Total Bond Market
Investor Shares	$1,000.00	$1,023.92	$0.96
Admiral Shares	1,000.00	1,024.37	0.50
Signal Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.52	0.35
ETF Shares	1,000.00	1,024.37	0.50
Short-Term Bond
Investor Shares	$1,000.00	$1,023.97	$0.91
Admiral Shares	1,000.00	1,024.37	0.50
Signal Shares	1,000.00	1,024.37	0.50
ETF Shares	1,000.00	1,024.37	0.50
Intermediate-Term Bond
Investor Shares	$1,000.00	$1,023.97	$0.91
Admiral Shares	1,000.00	1,024.37	0.50
Signal Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.52	0.35
ETF Shares	1,000.00	1,024.37	0.50
Long-Term Bond
Investor Shares	$1,000.00	$1,023.97	$0.91
Institutional Shares	1,000.00	1,024.52	0.35
ETF Shares	1,000.00	1,024.37	0.50

1 These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.19% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.10% for ETF Shares; for the Short-Term Bond Index Fund, 0.18% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.10% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.18% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.10% for ETF Shares; and for the Long-Term Bond Index Fund, 0.18% for Investor Shares, 0.07% for Institutional Shares, 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of the Vanguard Short-Term Bond Index Fund, Intermediate-Term Bond Index Fund, Long-Term Bond Index Fund, and Total Bond Market Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, head of fixed income portfolio management and principal of Vanguard, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee Since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
156 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee Since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
156 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee Since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
156 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee Since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
156 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee Since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
156 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee Since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
156 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee Since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
156 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee Since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
156 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee Since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
156 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer Since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
156 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President Since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
156 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary Since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
156 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Vanguard ETF, Vanguard ETFs,
Admiral, Signal, Connect with Vanguard, and the ship
Direct Investor Account Services > 800-662-2739	logo are trademarks of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by
the fund’s current prospectus.	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
Vanguard ETFs™ are not sponsored, endorsed, sold, or	fund voted the proxies for securities it owned during
promoted by Lehman Brothers. Lehman makes no	the 12 months ended June 30. To get the report, visit
representation or warranty, express or implied, to the	either www.vanguard.com or www.sec.gov.
owners of Vanguard ETFs or any member of the public
regarding the advisability of investing in securities	You can review and copy information about your fund
generally or in Vanguard ETFs particularly or the ability	at the SEC’s Public Reference Room in Washington, D.C.
of the Lehman Index to track general bond market	To find out more about this public service, call the SEC
performance. Lehman hereby expressly disclaims all	at 202-551-8090. Information about your fund is also
warranties of merchantability and fitness for a particular	available on the SEC’s website, and you can receive
purpose with respect to the Lehman Index and any data	copies of this information, for a fee, by sending a
included therein. Lehman’s only relationship to Vanguard	request in either of two ways: via e-mail addressed to
and Vanguard ETFs is the licensing of the Lehman Index,	publicinfo@sec.gov or via regular mail addressed to the
which is determined, composed, and calculated by	Public Reference Section, Securities and Exchange
Lehman without regard to Vanguard or the Vanguard	Commission, Washington, DC 20549-0102.
ETFs. Lehman is not responsible for and has not
participated in the determination of the timing of,
prices of, or quantities of Vanguard ETFs to be issued.
© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q842 082008

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (69.8%)
U.S. Government Securities (22.7%)
U.S. Treasury Bond	12.000%	8/15/13	131,800	133,324
U.S. Treasury Bond	13.250%	5/15/14	7,000	7,641
U.S. Treasury Bond	11.250%	2/15/15	91,575	132,512
U.S. Treasury Bond	10.625%	8/15/15	7,350	10,513
U.S. Treasury Bond	9.875%	11/15/15	339,475	472,559
U.S. Treasury Bond	9.250%	2/15/16	8,525	11,602
U.S. Treasury Bond	7.250%	5/15/16	74,940	92,059
U.S. Treasury Bond	7.500%	11/15/16	112,144	140,110
U.S. Treasury Bond	8.750%	5/15/17	472,765	636,975
U.S. Treasury Bond	8.875%	8/15/17	30,110	41,001
U.S. Treasury Bond	4.250%	11/15/17	250	255
U.S. Treasury Bond	9.125%	5/15/18	5,710	8,013
U.S. Treasury Bond	8.875%	2/15/19	230,900	321,854
U.S. Treasury Bond	8.125%	8/15/19	132,945	177,689
U.S. Treasury Bond	8.500%	2/15/20	2,165	2,985
U.S. Treasury Bond	8.750%	8/15/20	294,125	414,763
U.S. Treasury Bond	7.875%	2/15/21	268,357	357,921
U.S. Treasury Bond	8.125%	5/15/21	15,125	20,608
U.S. Treasury Bond	8.125%	8/15/21	192,215	262,673
U.S. Treasury Bond	8.000%	11/15/21	81,920	111,181
U.S. Treasury Bond	7.625%	11/15/22	76,855	102,326
U.S. Treasury Bond	7.125%	2/15/23	46,535	59,572
U.S. Treasury Bond	6.250%	8/15/23	13,300	15,817
U.S. Treasury Bond	6.875%	8/15/25	7,920	10,093
U.S. Treasury Bond	6.000%	2/15/26	145,725	170,657
U.S. Treasury Bond	6.750%	8/15/26	421,980	534,003
U.S. Treasury Bond	6.500%	11/15/26	775	958
U.S. Treasury Bond	6.625%	2/15/27	39,585	49,623
U.S. Treasury Bond	6.375%	8/15/27	31,445	38,530
U.S. Treasury Bond	6.125%	11/15/27	2,095	2,506
U.S. Treasury Bond	5.500%	8/15/28	8,145	9,093
U.S. Treasury Bond	5.250%	11/15/28	5,410	5,868
U.S. Treasury Bond	5.250%	2/15/29	139,000	150,858
U.S. Treasury Bond	6.125%	8/15/29	184,640	222,810
U.S. Treasury Bond	6.250%	5/15/30	2,525	3,110
U.S. Treasury Bond	4.500%	2/15/36	87,620	87,045
U.S. Treasury Bond	4.750%	2/15/37	147,800	152,765
U.S. Treasury Bond	5.000%	5/15/37	1,325	1,425
U.S. Treasury Bond	4.375%	2/15/38	52,000	50,684
U.S. Treasury Note	4.625%	9/30/08	29,375	29,582
U.S. Treasury Note	3.375%	11/15/08	33,935	34,099
U.S. Treasury Note	4.750%	11/15/08	10,060	10,159
U.S. Treasury Note	4.750%	12/31/08	410	415
U.S. Treasury Note	4.875%	1/31/09	7,120	7,232
U.S. Treasury Note	4.750%	2/28/09	840	854
U.S. Treasury Note	2.625%	3/15/09	12,730	12,764
U.S. Treasury Note	4.500%	3/31/09	63,580	64,593
U.S. Treasury Note	3.125%	4/15/09	78,515	78,993
U.S. Treasury Note	4.500%	4/30/09	38,700	39,389
U.S. Treasury Note	4.875%	5/31/09	71,830	73,446
U.S. Treasury Note	4.000%	6/15/09	5,970	6,061
U.S. Treasury Note	4.625%	7/31/09	520	532
U.S. Treasury Note	3.500%	8/15/09	6,150	6,229

	U.S. Treasury Note	4.875%	8/15/09	86,050	88,363
	U.S. Treasury Note	6.000%	8/15/09	82,650	85,866
	U.S. Treasury Note	4.000%	8/31/09	154,475	157,371
	U.S. Treasury Note	4.000%	9/30/09	84,300	85,999
	U.S. Treasury Note	3.625%	10/31/09	71,575	72,783
	U.S. Treasury Note	4.625%	11/15/09	49,585	51,111
	U.S. Treasury Note	3.125%	11/30/09	1,465,825	1,480,719
	U.S. Treasury Note	3.500%	12/15/09	528,470	536,973
	U.S. Treasury Note	3.250%	12/31/09	301,300	304,925
	U.S. Treasury Note	3.500%	2/15/10	29,270	29,764
	U.S. Treasury Note	4.750%	2/15/10	333,875	345,874
1	U.S. Treasury Note	6.500%	2/15/10	827,615	880,632
	U.S. Treasury Note	4.000%	3/15/10	23,080	23,668
	U.S. Treasury Note	4.000%	4/15/10	9,125	9,357
	U.S. Treasury Note	3.875%	5/15/10	2,200	2,254
	U.S. Treasury Note	4.500%	5/15/10	23,300	24,119
	U.S. Treasury Note	3.625%	6/15/10	25,625	26,142
	U.S. Treasury Note	3.875%	7/15/10	71,350	73,145
	U.S. Treasury Note	4.125%	8/15/10	4,606	4,746
	U.S. Treasury Note	5.750%	8/15/10	1,300	1,383
	U.S. Treasury Note	4.500%	11/15/10	500	521
	U.S. Treasury Note	4.500%	2/28/11	3,190	3,326
	U.S. Treasury Note	4.875%	4/30/11	1,950	2,056
	U.S. Treasury Note	4.875%	7/31/11	18,850	19,916
	U.S. Treasury Note	4.625%	8/31/11	111,250	116,656
	U.S. Treasury Note	4.500%	9/30/11	298,945	312,445
	U.S. Treasury Note	4.625%	10/31/11	209,195	219,621
	U.S. Treasury Note	4.500%	11/30/11	377,200	394,585
	U.S. Treasury Note	4.625%	12/31/11	200	210
	U.S. Treasury Note	4.625%	2/29/12	125,145	131,617
	U.S. Treasury Note	4.500%	3/31/12	29,050	30,425
	U.S. Treasury Note	4.500%	4/30/12	248,010	259,984
	U.S. Treasury Note	4.750%	5/31/12	770,755	815,073
	U.S. Treasury Note	4.875%	6/30/12	327,950	348,499
	U.S. Treasury Note	4.625%	7/31/12	916,275	965,955
	U.S. Treasury Note	4.125%	8/31/12	54,615	56,518
	U.S. Treasury Note	4.250%	9/30/12	50,110	52,162
	U.S. Treasury Note	3.875%	10/31/12	131,225	134,567
	U.S. Treasury Note	3.375%	11/30/12	2,700	2,712
	U.S. Treasury Note	2.875%	1/31/13	60,750	59,706
	U.S. Treasury Note	3.875%	2/15/13	480	492
	U.S. Treasury Note	2.750%	2/28/13	62,995	61,499
	U.S. Treasury Note	2.500%	3/31/13	24,520	23,654
	U.S. Treasury Note	3.125%	4/30/13	150	149
	U.S. Treasury Note	3.625%	5/15/13	9,120	9,251
	U.S. Treasury Note	4.250%	8/15/13	23,850	24,879
	U.S. Treasury Note	4.250%	11/15/13	14,720	15,362
	U.S. Treasury Note	4.000%	2/15/14	11,900	12,274
	U.S. Treasury Note	4.750%	5/15/14	74,450	79,801
	U.S. Treasury Note	4.250%	8/15/14	3,200	3,342
	U.S. Treasury Note	4.250%	11/15/14	3,875	4,045
	U.S. Treasury Note	4.125%	5/15/15	156,355	161,584
	U.S. Treasury Note	4.500%	11/15/15	825	869
	U.S. Treasury Note	4.500%	2/15/16	1,925	2,024
	U.S. Treasury Note	5.125%	5/15/16	316,175	344,779
	U.S. Treasury Note	4.875%	8/15/16	6,880	7,376
	U.S. Treasury Note	4.625%	11/15/16	1,150	1,213
	U.S. Treasury Note	4.625%	2/15/17	2,875	3,026
	U.S. Treasury Note	3.500%	2/15/18	600	577
					14,356,273

Agency Bonds and Notes (8.4%)
	Agency for International Development—
	Egypt (U.S. Government Guaranteed)	4.450%	9/15/15	15,150	15,315
2	Federal Farm Credit Bank	5.250%	8/3/09	13,225	13,529
2	Federal Farm Credit Bank	5.000%	10/23/09	5,000	5,119
2	Federal Farm Credit Bank	5.250%	9/13/10	5,200	5,403
2	Federal Farm Credit Bank	3.750%	12/6/10	14,625	14,715
2	Federal Farm Credit Bank	4.875%	2/18/11	30,000	30,995
2	Federal Farm Credit Bank	2.625%	4/21/11	14,750	14,345
2	Federal Farm Credit Bank	5.375%	7/18/11	28,750	30,106
2	Federal Farm Credit Bank	3.875%	8/25/11	15,200	15,269
2	Federal Farm Credit Bank	4.500%	10/17/12	14,100	14,326
2	Federal Farm Credit Bank	4.875%	12/16/15	1,575	1,596
2	Federal Farm Credit Bank	5.125%	8/25/16	10,325	10,562
2	Federal Farm Credit Bank	4.875%	1/17/17	9,500	9,536
2	Federal Farm Credit Bank	5.150%	11/15/19	20,000	20,395
2	Federal Home Loan Bank	5.790%	4/27/09	900	923
2	Federal Home Loan Bank	5.375%	7/17/09	30,900	31,635
2	Federal Home Loan Bank	5.250%	8/5/09	5,025	5,140
2	Federal Home Loan Bank	5.250%	9/11/09	28,900	29,618
2	Federal Home Loan Bank	5.000%	9/18/09	12,200	12,486
2	Federal Home Loan Bank	4.500%	10/9/09	95,000	96,711
2	Federal Home Loan Bank	5.000%	12/11/09	19,600	20,113
2	Federal Home Loan Bank	3.750%	1/8/10	1,650	1,665
2	Federal Home Loan Bank	3.875%	1/15/10	86,500	87,457
2	Federal Home Loan Bank	2.750%	3/12/10	15,100	14,978
2	Federal Home Loan Bank	4.375%	3/17/10	95,000	96,884
2	Federal Home Loan Bank	4.875%	5/14/10	4,600	4,737
2	Federal Home Loan Bank	7.625%	5/14/10	71,925	77,526
2	Federal Home Loan Bank	3.000%	6/11/10	16,200	16,098
2	Federal Home Loan Bank	2.750%	6/18/10	14,850	14,706
2	Federal Home Loan Bank	3.500%	7/16/10	55,475	55,690
2	Federal Home Loan Bank	4.750%	12/10/10	5,300	5,456
2	Federal Home Loan Bank	3.625%	12/17/10	10,800	10,854
2	Federal Home Loan Bank	3.125%	6/10/11	9,875	9,719
2	Federal Home Loan Bank	3.375%	6/24/11	75,000	74,438
2	Federal Home Loan Bank	5.375%	8/19/11	81,550	85,694
2	Federal Home Loan Bank	4.875%	11/18/11	25,750	26,659
2	Federal Home Loan Bank	4.625%	10/10/12	41,875	42,747
2	Federal Home Loan Bank	3.375%	2/27/13	12,500	12,120
2	Federal Home Loan Bank	3.625%	5/29/13	11,050	10,805
2	Federal Home Loan Bank	3.875%	6/14/13	30,625	30,254
2	Federal Home Loan Bank	5.375%	6/14/13	15,000	15,748
2	Federal Home Loan Bank	5.125%	8/14/13	82,100	85,571
2	Federal Home Loan Bank	5.250%	9/13/13	2,500	2,606
2	Federal Home Loan Bank	4.500%	9/16/13	82,350	83,461
2	Federal Home Loan Bank	5.500%	8/13/14	96,925	102,863
2	Federal Home Loan Bank	5.375%	5/18/16	93,850	98,350
2	Federal Home Loan Bank	5.625%	6/13/16	2,950	2,921
2	Federal Home Loan Bank	5.125%	10/19/16	12,600	12,893
2	Federal Home Loan Bank	4.750%	12/16/16	86,575	87,109
2	Federal Home Loan Bank	4.875%	5/17/17	29,600	30,012
2	Federal Home Loan Bank	5.250%	12/11/20	16,150	16,610
2	Federal Home Loan Bank	5.625%	6/11/21	1,375	1,460
2	Federal Home Loan Bank	5.500%	7/15/36	11,000	11,433
2	Federal Home Loan Mortgage Corp.	3.750%	5/12/09	3,130	3,158
2	Federal Home Loan Mortgage Corp.	6.625%	9/15/09	36,065	37,629
2	Federal Home Loan Mortgage Corp.	4.750%	11/3/09	35,000	35,805
2	Federal Home Loan Mortgage Corp.	7.000%	3/15/10	81,425	86,526
2	Federal Home Loan Mortgage Corp.	2.875%	4/30/10	22,200	22,074
2	Federal Home Loan Mortgage Corp.	2.875%	6/28/10	23,400	23,239

2	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	127,947	130,173
2	Federal Home Loan Mortgage Corp.	5.125%	8/23/10	75,000	77,789
2	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	38,683	41,563
2	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	40,900	42,193
2	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	18,500	18,386
2	Federal Home Loan Mortgage Corp.	5.625%	3/15/11	50,000	52,688
2	Federal Home Loan Mortgage Corp.	5.125%	4/18/11	60,000	62,456
2	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	33,800	36,032
2	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	11,225	11,298
2	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	115,000	120,183
2	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	82,000	86,974
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	50,000	52,796
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	38,850	39,713
2	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	17,950	17,962
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	81,325	82,633
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	8,850	8,978
2	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	114,925	118,295
2	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	90,650	93,808
2	Federal Home Loan Mortgage Corp.	0.000%	11/24/14	9,500	7,370
2	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	73,500	74,145
2	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	125,000	129,679
2	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	30,000	30,544
2	Federal Home Loan Mortgage Corp.	5.000%	4/18/17	10,000	10,177
2	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	40,000	42,139
2	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	24,050	24,189
2	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	29,521	27,577
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	14,000	16,684
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	66,750	80,429
2	Federal National Mortgage Assn.	5.125%	7/13/09	97,000	99,039
2	Federal National Mortgage Assn.	6.625%	9/15/09	174,315	181,706
2	Federal National Mortgage Assn.	7.250%	1/15/10	89,090	94,572
2	Federal National Mortgage Assn.	3.250%	2/10/10	21,800	21,846
2	Federal National Mortgage Assn.	3.875%	2/15/10	38,500	39,002
2	Federal National Mortgage Assn.	4.750%	3/12/10	34,350	35,249
2	Federal National Mortgage Assn.	4.125%	5/15/10	20,000	20,343
2	Federal National Mortgage Assn.	7.125%	6/15/10	25	27
2	Federal National Mortgage Assn.	3.000%	7/12/10	61,000	60,688
2	Federal National Mortgage Assn.	4.750%	12/15/10	16,100	16,611
2	Federal National Mortgage Assn.	6.250%	2/1/11	16,665	17,479
2	Federal National Mortgage Assn.	5.125%	4/15/11	37,900	39,406
2	Federal National Mortgage Assn.	6.000%	5/15/11	44,580	47,407
2	Federal National Mortgage Assn.	3.375%	5/19/11	50,000	49,702
2	Federal National Mortgage Assn.	5.000%	10/15/11	86,925	90,246
2	Federal National Mortgage Assn.	6.125%	3/15/12	87,705	94,254
2	Federal National Mortgage Assn.	4.875%	5/18/12	18,425	19,027
2	Federal National Mortgage Assn.	4.375%	9/15/12	35,225	35,774
2	Federal National Mortgage Assn.	3.625%	2/12/13	22,225	21,759
2	Federal National Mortgage Assn.	4.750%	2/21/13	5,000	5,119
2	Federal National Mortgage Assn.	4.375%	3/15/13	90,240	91,181
2	Federal National Mortgage Assn.	4.625%	5/1/13	15,850	15,505
2	Federal National Mortgage Assn.	4.625%	10/15/13	90,625	92,268
2	Federal National Mortgage Assn.	5.125%	1/2/14	3,925	3,919
2	Federal National Mortgage Assn.	4.125%	4/15/14	75,000	74,339
2	Federal National Mortgage Assn.	4.625%	10/15/14	50,000	50,643
2	Federal National Mortgage Assn.	5.000%	4/15/15	20,000	20,593
2	Federal National Mortgage Assn.	4.375%	10/15/15	70,000	69,382
2	Federal National Mortgage Assn.	8.200%	3/10/16	50	61
2	Federal National Mortgage Assn.	5.375%	7/15/16	20,000	20,907
2	Federal National Mortgage Assn.	5.250%	9/15/16	54,975	57,007
2	Federal National Mortgage Assn.	4.875%	12/15/16	6,475	6,548

2	Federal National Mortgage Assn.	5.000%	2/13/17	93,425	95,118
2	Federal National Mortgage Assn.	5.000%	5/11/17	50,000	50,890
2	Federal National Mortgage Assn.	6.250%	5/15/29	1,375	1,555
2	Federal National Mortgage Assn.	7.125%	1/15/30	30,805	38,383
2	Federal National Mortgage Assn.	7.250%	5/15/30	105,201	133,158
2	Federal National Mortgage Assn.	6.625%	11/15/30	17,460	20,724
2	Federal National Mortgage Assn.	5.625%	7/15/37	5,650	5,843
	Financing Corp.	9.800%	4/6/18	1,650	2,271
	Private Export Funding Corp.	7.200%	1/15/10	31,825	33,718
	Resolution Funding Corp. (U.S. Government Guaranteed)	8.125%	10/15/19	550	701
	Resolution Funding Corp. (U.S. Government Guaranteed)	8.875%	7/15/20	280	379
	Resolution Funding Corp. (U.S. Government Guaranteed)	8.625%	1/15/30	110	157
	Small Business Administration Variable Rate Interest Only
	Custodial Receipts (U.S. Guaranteed)	2.719%	7/15/17	4,449	222
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	5,525	5,981
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	3,900	4,225
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	3,000	3,248
2	Tennessee Valley Auth.	5.625%	1/18/11	275	289
2	Tennessee Valley Auth.	5.500%	7/18/17	19,800	20,747
2	Tennessee Valley Auth.	4.500%	4/1/18	5,850	5,678
2	Tennessee Valley Auth.	7.125%	5/1/30	32,625	40,315
2	Tennessee Valley Auth.	4.650%	6/15/35	4,400	3,997
2	Tennessee Valley Auth.	5.500%	6/15/38	3,025	3,101
2	Tennessee Valley Auth.	4.875%	1/15/48	8,600	7,956
2	Tennessee Valley Auth.	5.375%	4/1/56	7,150	7,204
					5,350,114
Mortgage-Backed Securities (38.7%)
	Conventional Mortgage-Backed Securities (35.5%)
2,3	Federal Home Loan Mortgage Corp.	4.000%	7/1/08–2/1/21	164,775	157,764
2,3	Federal Home Loan Mortgage Corp.	4.500%	8/1/08–9/1/35	597,399	575,532
2,3	Federal Home Loan Mortgage Corp.	5.000%	7/1/09–7/1/38	2,212,495	2,138,096
2,3	Federal Home Loan Mortgage Corp.	5.500%	11/1/08–7/1/38	3,049,831	3,014,413
2,3	Federal Home Loan Mortgage Corp.	6.000%	7/1/08–7/1/38	1,934,954	1,960,325
2,3	Federal Home Loan Mortgage Corp.	6.500%	7/1/08–12/1/37	335,763	347,258
2,3	Federal Home Loan Mortgage Corp.	7.000%	9/1/08–1/1/37	50,611	53,454
2,3	Federal Home Loan Mortgage Corp.	7.500%	8/1/08–2/1/32	10,877	11,582
2,3	Federal Home Loan Mortgage Corp.	8.000%	11/1/09–1/1/32	8,055	8,679
2,3	Federal Home Loan Mortgage Corp.	8.500%	4/1/10–7/1/31	1,376	1,499
2,3	Federal Home Loan Mortgage Corp.	9.000%	7/1/16–3/1/31	921	1,008
2,3	Federal Home Loan Mortgage Corp.	9.500%	4/1/16–6/1/25	209	226
2,3	Federal Home Loan Mortgage Corp.	10.000%	7/1/09–4/1/25	66	71
2,3	Federal Home Loan Mortgage Corp.	10.500%	12/1/15	1	1
2,3	Federal National Mortgage Assn.	4.000%	9/1/10–6/1/19	92,433	88,548
2,3	Federal National Mortgage Assn.	4.500%	2/1/10–4/1/37	891,819	859,799
2,3	Federal National Mortgage Assn.	5.000%	9/1/09–7/1/38	3,155,397	3,055,170
2,3	Federal National Mortgage Assn.	5.500%	11/1/08–7/1/38	3,743,185	3,707,340
2,3	Federal National Mortgage Assn.	6.000%	7/1/08–6/1/38	2,662,445	2,696,277
2,3	Federal National Mortgage Assn.	6.500%	7/1/08–7/1/38	1,044,397	1,077,313
2,3	Federal National Mortgage Assn.	7.000%	8/1/08–1/1/38	312,987	328,758
2,3	Federal National Mortgage Assn.	7.500%	5/1/10–12/1/32	14,898	15,885
2,3	Federal National Mortgage Assn.	8.000%	1/1/10–9/1/31	4,416	4,751
2,3	Federal National Mortgage Assn.	8.500%	7/1/10–5/1/32	1,709	1,851
2,3	Federal National Mortgage Assn.	9.000%	2/1/17–8/1/30	391	429
2,3	Federal National Mortgage Assn.	9.500%	7/1/10–11/1/25	514	562
2,3	Federal National Mortgage Assn.	10.000%	10/1/14–11/1/19	117	125
2,3	Federal National Mortgage Assn.	10.500%	3/1/11–8/1/20	8	8
2,3	Federal National Mortgage Assn.	11.000%	9/1/19	7	8

3	Government National Mortgage Assn.	4.000%	8/15/18–9/15/18	1,799	1,727
3	Government National Mortgage Assn.	4.500%	6/15/18–3/15/36	33,470	31,811
3	Government National Mortgage Assn.	5.000%	11/15/17–7/1/38	427,226	414,659
3	Government National Mortgage Assn.	5.500%	3/15/15–7/1/38	833,264	829,542
3	Government National Mortgage Assn.	6.000%	3/15/09–7/1/38	711,579	722,207
3	Government National Mortgage Assn.	6.500%	8/15/08–12//37	287,931	297,568
3	Government National Mortgage Assn.	7.000%	7/15/08–9/15/36	27,783	29,517
3	Government National Mortgage Assn.	7.250%	9/15/25	51	55
3	Government National Mortgage Assn.	7.500%	7/15/08–6/15/32	10,168	10,901
3	Government National Mortgage Assn.	7.750%	2/15/30	6	6
3	Government National Mortgage Assn.	8.000%	7/15/09–12/15/30	6,857	7,400
3	Government National Mortgage Assn.	8.500%	5/15/10–3/15/31	1,483	1,608
3	Government National Mortgage Assn.	9.000%	10/15/08–2/15/31	3,243	3,499
3	Government National Mortgage Assn.	9.500%	5/15/16–9/15/25	735	799
3	Government National Mortgage Assn.	10.000%	2/15/18–2/15/25	298	330
3	Government National Mortgage Assn.	10.500%	7/15/15–4/15/25	228	251
3	Government National Mortgage Assn.	11.000%	1/15/10–11/15/15	29	32
3	Government National Mortgage Assn.	11.500%	3/15/10–4/15/16	34	38

	Nonconventional Mortgage-Backed Securities (3.2%)
2,3	Federal Home Loan Mortgage Corp.	4.085%	4/1/35	1,081	1,079
2,3	Federal Home Loan Mortgage Corp.	4.305%	4/1/36	19,696	19,680
2,3	Federal Home Loan Mortgage Corp.	4.390%	12/1/34	22,528	22,634
2,3	Federal Home Loan Mortgage Corp.	4.572%	9/1/34	11,230	11,293
2,3	Federal Home Loan Mortgage Corp.	4.590%	11/1/34	16,445	16,531
2,3	Federal Home Loan Mortgage Corp.	4.606%	4/1/35	11,505	11,561
2,3	Federal Home Loan Mortgage Corp.	4.634%	12/1/35	15,417	15,498
2,3	Federal Home Loan Mortgage Corp.	4.656%	7/1/35	14,484	14,560
2,3	Federal Home Loan Mortgage Corp.	4.681%	12/1/34	7,367	7,411
2,3	Federal Home Loan Mortgage Corp.	4.793%	7/1/35	27,651	27,849
2,3	Federal Home Loan Mortgage Corp.	4.812%	3/1/36	25,606	25,792
2,3	Federal Home Loan Mortgage Corp.	4.981%	5/1/35	18,780	18,998
2,3	Federal Home Loan Mortgage Corp.	5.255%	3/1/37	13,190	13,355
2,3	Federal Home Loan Mortgage Corp.	5.262%	3/1/36	20,087	20,378
2,3	Federal Home Loan Mortgage Corp.	5.288%	12/1/36	12,311	12,468
2,3	Federal Home Loan Mortgage Corp.	5.293%	3/1/38	19,804	19,668
2,3	Federal Home Loan Mortgage Corp.	5.327%	12/1/35	12,120	12,258
2,3	Federal Home Loan Mortgage Corp.	5.424%	3/1/37	12,627	12,813
2,3	Federal Home Loan Mortgage Corp.	5.437%	4/1/37	23,437	23,789
2,3	Federal Home Loan Mortgage Corp.	5.481%	1/1/37	10,473	10,629
2,3	Federal Home Loan Mortgage Corp.	5.488%	2/1/36	16,511	16,722
2,3	Federal Home Loan Mortgage Corp.	5.547%	7/1/36	14,527	14,805
2,3	Federal Home Loan Mortgage Corp.	5.577%	5/1/36	23,615	24,117
2,3	Federal Home Loan Mortgage Corp.	5.580%	6/1/37	9,569	9,718
2,3	Federal Home Loan Mortgage Corp.	5.606%	4/1/37	17,562	17,971
2,3	Federal Home Loan Mortgage Corp.	5.684%	12/1/36	24,231	24,714
2,3	Federal Home Loan Mortgage Corp.	5.699%	3/1/37	33,522	34,186
2,3	Federal Home Loan Mortgage Corp.	5.709%	9/1/36	36,975	37,652
2,3	Federal Home Loan Mortgage Corp.	5.767%	5/1/36	19,994	20,491
2,3	Federal Home Loan Mortgage Corp.	5.801%	3/1/37	7,514	7,663
2,3	Federal Home Loan Mortgage Corp.	5.824%	10/1/37	31,092	31,726
2,3	Federal Home Loan Mortgage Corp.	5.829%	6/1/37	12,865	13,129
2,3	Federal Home Loan Mortgage Corp.	5.845%	4/1/37	186	190
2,3	Federal Home Loan Mortgage Corp.	5.846%	4/1/37	45,475	46,477
2,3	Federal Home Loan Mortgage Corp.	5.873%	5/1/37	27,674	28,108
2,3	Federal Home Loan Mortgage Corp.	5.877%	12/1/36	9,420	9,624
2,3	Federal Home Loan Mortgage Corp.	5.899%	6/1/37	19,213	19,639
2,3	Federal Home Loan Mortgage Corp.	5.968%	10/1/37	4,972	5,090
2,3	Federal Home Loan Mortgage Corp.	6.067%	3/1/37	1,050	1,076
2,3	Federal Home Loan Mortgage Corp.	6.072%	3/1/37	1,385	1,418

2,3	Federal Home Loan Mortgage Corp.	6.114%	12/1/36	19,759	20,181
2,3	Federal Home Loan Mortgage Corp.	6.126%	8/1/37	8,084	8,248
2,3	Federal Home Loan Mortgage Corp.	6.135%	8/1/37	24,766	25,363
2,3	Federal Home Loan Mortgage Corp.	6.405%	6/1/37	20,447	20,989
2,3	Federal Home Loan Mortgage Corp.	6.522%	2/1/37	15,610	16,041
2,3	Federal National Mortgage Assn.	4.008%	7/1/35	11,324	11,172
2,3	Federal National Mortgage Assn.	4.138%	5/1/34	10,854	10,817
2,3	Federal National Mortgage Assn.	4.418%	8/1/35	31,918	31,979
2,3	Federal National Mortgage Assn.	4.438%	7/1/35	11,376	11,405
2,3	Federal National Mortgage Assn.	4.543%	4/1/36	14,842	14,933
2,3	Federal National Mortgage Assn.	4.571%	1/1/35	12,977	13,062
2,3	Federal National Mortgage Assn.	4.576%	12/1/34	17,678	17,701
2,3	Federal National Mortgage Assn.	4.585%	11/1/34	28,365	28,127
2,3	Federal National Mortgage Assn.	4.586%	10/1/36	9,799	9,852
2,3	Federal National Mortgage Assn.	4.629%	9/1/34	7,812	7,861
2,3	Federal National Mortgage Assn.	4.633%	8/1/35	18,779	18,748
2,3	Federal National Mortgage Assn.	4.636%	11/1/33	10,389	10,443
2,3	Federal National Mortgage Assn.	4.681%	10/1/34	12,837	12,873
2,3	Federal National Mortgage Assn.	4.692%	11/1/34	16,394	16,485
2,3	Federal National Mortgage Assn.	4.728%	8/1/35	10,510	10,555
2,3	Federal National Mortgage Assn.	4.744%	9/1/34	5,603	5,651
2,3	Federal National Mortgage Assn.	4.750%	6/1/34	9,973	10,039
2,3	Federal National Mortgage Assn.	4.750%	9/1/35	12,628	12,714
2,3	Federal National Mortgage Assn.	4.754%	5/1/35	6,516	6,560
2,3	Federal National Mortgage Assn.	4.755%	10/1/34	18,145	18,268
2,3	Federal National Mortgage Assn.	4.774%	4/1/36	32,913	33,136
2,3	Federal National Mortgage Assn.	4.827%	4/1/37	14,326	14,435
2,3	Federal National Mortgage Assn.	4.850%	11/1/35	37,507	37,808
2,3	Federal National Mortgage Assn.	4.869%	12/1/35	25,185	25,435
2,3	Federal National Mortgage Assn.	4.872%	7/1/35	16,854	16,995
2,3	Federal National Mortgage Assn.	4.944%	7/1/35	7,543	7,610
2,3	Federal National Mortgage Assn.	4.950%	5/1/37	26,968	27,079
2,3	Federal National Mortgage Assn.	4.968%	10/1/35	25,637	25,891
2,3	Federal National Mortgage Assn.	4.968%	11/1/34	5,601	5,648
2,3	Federal National Mortgage Assn.	4.969%	11/1/33	4,959	4,964
2,3	Federal National Mortgage Assn.	5.008%	12/1/33	6,713	6,724
2,3	Federal National Mortgage Assn.	5.034%	8/1/37	43,806	44,143
2,3	Federal National Mortgage Assn.	5.059%	11/1/35	25,884	26,178
2,3	Federal National Mortgage Assn.	5.068%	2/1/36	12,037	12,174
2,3	Federal National Mortgage Assn.	5.075%	12/1/35	30,710	31,069

2,3	Federal National Mortgage Assn.	5.105%	1/1/36	15,462	15,646
2,3	Federal National Mortgage Assn.	5.128%	12/1/35	32,587	32,992
2,3	Federal National Mortgage Assn.	5.194%	3/1/38	19,728	19,535
2,3	Federal National Mortgage Assn.	5.278%	3/1/37	18,251	18,439
2,3	Federal National Mortgage Assn.	5.380%	2/1/36	18,313	18,606
2,3	Federal National Mortgage Assn.	5.443%	5/1/37	7,385	7,495
2,3	Federal National Mortgage Assn.	5.462%	2/1/36	20,302	20,652
2,3	Federal National Mortgage Assn.	5.597%	1/1/37	16,458	16,766
2,3	Federal National Mortgage Assn.	5.602%	7/1/36	13,634	13,937
2,3	Federal National Mortgage Assn.	5.641%	3/1/37	15,160	15,444
2,3	Federal National Mortgage Assn.	5.662%	6/1/36	17,987	18,338
2,3	Federal National Mortgage Assn.	5.672%	6/1/37	10,955	11,229
2,3	Federal National Mortgage Assn.	5.680%	3/1/37	41,702	42,499
2,3	Federal National Mortgage Assn.	5.691%	2/1/37	32,308	32,946
2,3	Federal National Mortgage Assn.	5.700%	2/1/37	19,046	19,516
2,3	Federal National Mortgage Assn.	5.711%	9/1/36	13,642	13,927
2,3	Federal National Mortgage Assn.	5.739%	12/1/36	45,733	46,672
2,3	Federal National Mortgage Assn.	5.739%	3/1/37	31,328	31,956
2,3	Federal National Mortgage Assn.	5.759%	4/1/36	14,634	14,928

2,3	Federal National Mortgage Assn.	5.771%	12/1/37	35,665	36,063
2,3	Federal National Mortgage Assn.	5.787%	4/1/37	21,527	21,824
2,3	Federal National Mortgage Assn.	5.790%	4/1/37	12,810	13,076
2,3	Federal National Mortgage Assn.	5.798%	1/1/36	9,029	9,200
2,3	Federal National Mortgage Assn.	5.815%	6/1/37	31,430	32,066
2,3	Federal National Mortgage Assn.	5.890%	9/1/36	16,003	16,363
2,3	Federal National Mortgage Assn.	5.962%	11/1/36	15,055	15,405
2,3	Federal National Mortgage Assn.	6.018%	10/1/37	24,683	25,151
2,3	Federal National Mortgage Assn.	6.085%	8/1/37	21,032	21,552
2,3	Federal National Mortgage Assn.	6.095%	6/1/36	4,217	4,320
2,3	Federal National Mortgage Assn.	6.619%	9/1/37	30,090	30,933
3	Government National Mortgage Assn.	6.375%	6/20/29	528	533
3	Government National Mortgage Assn.	7.900%	2/15/21	6	7
					24,468,814
Total U.S. Government and Agency Obligations (Cost $43,936,726)					44,175,201
Corporate Bonds (26.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (6.4%)
3,4,5	American Express Credit Account Master Trust	2.461%	8/15/11	17,350	17,274
3,4	American Express Credit Account Master Trust	2.471%	3/15/11	1,500	1,498
3,4	American Express Credit Account Master Trust	2.551%	9/15/11	40,000	39,821
3,4	American Express Credit Account Master Trust	2.561%	3/15/12	132,100	130,894
5	BA Covered Bond Issuer	5.500%	6/14/12	47,250	48,614
3,4,5	BMW Floorplan Master Owner Trust	2.482%	9/17/11	28,000	27,005
3	Banc of America Commercial Mortgage, Inc.	5.787%	5/11/35	18,474	18,901
3	Banc of America Commercial Mortgage, Inc.	6.503%	4/15/36	7,630	7,498
3	Banc of America Commercial Mortgage, Inc.	4.050%	11/10/38	5,500	5,426
3	Banc of America Commercial Mortgage, Inc.	4.153%	11/10/38	5,000	4,825
3	Banc of America Commercial Mortgage, Inc.	4.877%	7/10/42	33,100	31,179
3	Banc of America Commercial Mortgage, Inc.	5.118%	7/11/43	2,690	2,609
3	Banc of America Commercial Mortgage, Inc.	5.115%	10/10/45	16,200	15,280
3	Banc of America Commercial Mortgage, Inc.	5.634%	7/10/46	13,725	13,217
3	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	9,700	9,217
3,4	Banc of America Commercial Mortgage, Inc.	6.158%	2/10/51	32,900	32,315
3,4	Bank of America Credit Card Trust	2.691%	4/16/12	23,886	23,681
3,4	Bank One Issuance Trust	2.581%	6/15/11	12,300	12,275
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	9,900	9,412
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.630%	4/12/38	20,000	19,295
3	Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/38	20,000	19,706
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.623%	3/11/39	42,000	40,407
3	Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/39	10,000	9,486
3	Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/40	9,000	8,595
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.849%	6/11/40	32,425	32,098
3	Bear Stearns Commercial Mortgage Securities, Inc.	4.521%	11/11/41	4,950	4,766
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/42	16,125	15,292
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	11,750	11,515

3	Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/50	50,000	47,280
3	CIT Group Home Equity Loan Trust	6.200%	2/25/30	1,433	1,334
3,4	CWCapital Cobalt	6.015%	5/15/46	31,125	29,863
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	21,400	21,454
3,4	Capital One Master Trust	2.661%	6/15/11	14,000	13,987
3	Capital One Multi-Asset Execution Trust	3.650%	7/15/11	45,247	45,238
3,4	Capital One Multi-Asset Execution Trust	2.651%	9/15/11	75,630	75,452
3,4	Capital One Multi-Asset Execution Trust	2.561%	1/17/12	50,000	49,780
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	5,525	5,605
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	43,450	41,988
3,4	Capital One Prime Auto Receivables Trust	2.491%	4/15/11	25,651	25,477
3	Chase Commercial Mortgage Securities Corp.	6.390%	11/18/30	8,216	8,252
3,4	Chase Credit Card Master Trust	2.591%	1/17/11	48,350	48,282
3,4	Chase Credit Card Master Trust	2.581%	2/15/11	11,875	11,851
3,4	Chase Credit Card Master Trust	2.641%	9/15/11	7,000	6,961
3,4	Chase Issuance Trust	2.481%	2/15/11	30,500	30,369
3,4	Chase Issuance Trust	2.491%	11/15/11	30,820	30,531
3,4	Chase Issuance Trust	2.491%	2/15/12	23,678	23,500
3,4	Chase Issuance Trust	2.471%	7/16/12	4,955	4,880
3	Chase Issuance Trust	4.650%	12/17/12	39,225	39,547
3	Chase Issuance Trust	4.650%	3/15/15	38,500	38,025
3	Citibank Credit Card Issuance Trust	3.500%	8/16/10	5,000	5,000
3,4	Citibank Credit Card Issuance Trust	2.481%	12/15/10	21,820	21,741
3	Citibank Credit Card Issuance Trust	4.850%	2/10/11	775	778
3,4	Citibank Credit Card Issuance Trust	2.638%	11/7/11	71,900	71,167
3	Citibank Credit Card Master Trust	5.875%	3/10/11	1,250	1,262
3	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	4,100	3,895
3,4	Citigroup Commercial Mortgage Trust	5.915%	3/15/49	31,175	30,420
3,4	Citigroup Commercial Mortgage Trust	5.889%	12/10/49	11,675	11,130
3,4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.400%	7/15/44	6,400	5,951
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	22,750	21,788
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	40,075	39,132
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	35,925	33,314
3,5	Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/31	11,882	11,479
3	Commercial Mortgage Pass-Through Certificates	5.248%	12/10/46	3,425	3,375
3,4	Commercial Mortgage Pass-Through Certificates	6.010%	12/10/49	25,175	24,173
3	Countrywide Home Loans	4.802%	5/25/33	6,627	6,427
3	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	9,130	8,411
3	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	36,000	33,962
3	Credit Suisse First Boston Mortgage Securities Corp.	7.290%	9/15/41	14,108	14,453
3	Credit Suisse Mortgage Capital Certificates	6.021%	6/15/38	24,375	23,903
3	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	55,100	53,053
3,4	Credit Suisse Mortgage Capital Certificates	5.913%	6/15/39	25,275	24,107
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	34,410	32,332
3	DaimlerChrysler Auto Trust	4.200%	7/8/10	7,344	7,349
3	DaimlerChrysler Auto Trust	5.330%	8/8/10	15,821	15,890
3	DaimlerChrysler Auto Trust	3.700%	6/8/12	9,500	9,371
3,4	DaimlerChrysler Master Owner Trust	2.496%	12/15/10	57,000	56,720
3,4	Discover Card Master Trust	5.650%	12/15/15	27,800	27,921
3,4	Discover Card Master Trust I	2.491%	5/15/11	96,400	96,116
3,4	Discover Card Master Trust I	2.581%	5/15/11	13,650	13,614
3	Federal Housing Administration	7.430%	10/1/20	4	5
3	Fifth Third Auto Trust	4.070%	1/17/12	24,000	23,751
3	First Union National Bank Commercial Mortgage Trust	6.223%	12/12/33	12,550	12,124
3	Ford Credit Auto Owner Trust	4.300%	8/15/09	534	534
3	Ford Credit Auto Owner Trust	4.370%	10/15/12	18,800	18,445
3	GE Capital Commercial Mortgage Corp.	6.531%	5/15/33	17,000	17,361
3	GE Capital Commercial Mortgage Corp.	6.290%	8/11/33	3,000	2,918
3	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	1,908	1,888
3	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	12,200	12,266

3	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	1,340	1,298
3	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	20,000	18,126
3,4	GE Capital Commercial Mortgage Corp.	5.518%	3/10/44	36,300	34,629
3	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	43,350	43,662
3	GMAC Commercial Mortgage Securities, Inc.	6.175%	5/15/33	11,829	11,899
3	GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/33	10,540	10,577
3	GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/34	13,918	13,628
3	GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/34	16,500	16,918
3	GMAC Commercial Mortgage Securities, Inc.	6.420%	5/15/35	1,515	1,512
3	GMAC Commercial Mortgage Securities, Inc.	4.908%	3/10/38	2,000	1,893
3	GMAC Commercial Mortgage Securities, Inc.	4.646%	4/10/40	4,100	4,027
3	GS Mortgage Securities Corp. II	4.608%	1/10/40	20,000	19,067
3	GS Mortgage Securities Corp. II	5.993%	8/10/45	19,545	18,774
3,4	Gracechurch Card Funding PLC	2.481%	9/15/10	143,000	142,653
3,4	Gracechurch Card Funding PLC	2.481%	11/15/10	16,700	16,613
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	8,250	8,118
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	15,995	15,552
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	6,375	6,405
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	28,200	26,780
3	Honda Auto Receivables Owner Trust	4.610%	8/17/09	4,348	4,349
3	Honda Auto Receivables Owner Trust	5.300%	7/21/10	7,265	7,308
3	Honda Auto Receivables Owner Trust	5.120%	10/15/10	37,145	37,224
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	9,375	9,432
3	JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/33	18,859	19,457
3	JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/34	11,000	9,958
3	JPMorgan Chase Commercial Mortgage Securities	4.985%	1/12/37	15,000	14,519
3	JPMorgan Chase Commercial Mortgage Securities	5.255%	7/12/37	1,790	1,739
3	JPMorgan Chase Commercial Mortgage Securities	5.376%	7/12/37	12,180	12,370
3	JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/43	32,873	33,048
3	JPMorgan Chase Commercial Mortgage Securities	6.065%	4/15/45	28,900	28,442
3	JPMorgan Chase Commercial Mortgage Securities	5.992%	6/15/49	43,450	43,184
3	JPMorgan Chase Commercial Mortgage Securities	6.007%	6/15/49	32,575	31,259
3	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	40,860	38,894
3	JPMorgan Chase Commercial Mortgage Securities	5.855%	2/12/51	10,650	10,523
3,4	JPMorgan Chase Commercial Mortgage Securities	5.882%	2/15/51	26,620	25,500
3	LB Commerical Conduit Mortgage Trust	6.780%	6/15/31	23,026	23,329
3	LB-UBS Commercial Mortgage Trust	7.370%	8/15/26	17,560	17,635
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	6,350	5,889
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	1,625	1,621
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	20,925	19,887
3	LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	8,190	7,884
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	18,700	18,476
3,4	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	8,700	8,430
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	17,500	16,323
3,4	LB-UBS Commercial Mortgage Trust	6.317%	4/15/41	29,400	28,783
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	40,150	38,431
3,4	MBNA Credit Card Master Note Trust	2.471%	12/15/10	186,219	186,158
3,4	MBNA Credit Card Master Note Trust	2.601%	2/15/11	161,525	161,302
3	MBNA Credit Card Master Note Trust	4.300%	2/15/11	28,262	28,307
3,4	MBNA Credit Card Master Note Trust	2.863%	12/15/11	4,500	4,462
3,4	MBNA Credit Card Master Note Trust	2.491%	2/15/12	72,000	71,495
3,4	MBNA Credit Card Master Note Trust	2.551%	3/15/12	100,000	99,073
3	MBNA Master Credit Card Trust	7.000%	2/15/12	62,654	64,654
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	7,125	6,892
3	Merrill Lynch Mortgage Trust	5.841%	5/12/39	11,050	10,749
3,4	Merrill Lynch Mortgage Trust	6.023%	6/12/50	20,683	19,889
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	4,200	4,086
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	14,000	13,179

3	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.104%	6/12/46	41,100	40,506
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	22,600	21,006
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	12,350	12,132
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	33,800	31,974
3	Morgan Stanley Capital I	6.480%	11/15/30	277	277
3	Morgan Stanley Capital I	4.970%	12/15/41	4,400	4,198
3	Morgan Stanley Capital I	5.168%	1/14/42	4,600	4,366
3	Morgan Stanley Capital I	5.230%	9/15/42	21,650	20,590
3	Morgan Stanley Capital I	5.943%	10/15/42	4,150	4,055
3	Morgan Stanley Capital I	6.457%	1/11/43	20,150	19,881
3	Morgan Stanley Capital I	5.809%	12/12/49	18,800	17,908
3	Morgan Stanley Capital I	5.090%	10/12/52	9,300	9,226
3	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	4,742	4,679
3	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	4,811	4,977
3	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	20,000	19,259
3	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	5,000	4,849
3	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	1,340	1,287
3	Nissan Auto Receivables Owner Trust	4.190%	7/15/09	2,048	2,049
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	7,875	7,899
3	Oncor Electric Delivery Transition Bond Co.	4.030%	2/15/12	1,732	1,728
3	PECO Energy Transition Trust	6.130%	3/1/09	141	141
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	8,625	8,627
3	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	13,650	13,753
3	PP&L Transition Bond Co. LLC	7.150%	6/25/09	272	275
3	PSE&G Transition Funding LLC	6.890%	12/15/17	19,800	21,355
3	Prudential Securities Secured Financing	7.193%	6/16/31	3,406	3,448
3	Public Service New Hampshire Funding LLC	5.730%	11/1/10	106	106
3	Residential Asset Securities Corp.	6.489%	10/25/30	427	384
3	Salomon Brothers Mortgage Securities VII	4.112%	9/25/33	23,142	22,251
3	USAA Auto Owner Trust	4.550%	2/16/10	5,732	5,736
3	USAA Auto Owner Trust	5.360%	2/15/11	13,385	13,464
3	Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/09	1,711	1,712
3	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	2,048	1,959
3	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	900	813
3	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	900	866
3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	4,100	4,080
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	4,275	4,290
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	2,825	2,667
3,4	Wachovia Bank Commercial Mortgage Trust	5.928%	5/15/43	14,800	14,446
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	17,104	15,776
3,4	Wachovia Bank Commercial Mortgage Trust	5.384%	10/15/44	16,866	16,155
3,4	Wachovia Bank Commercial Mortgage Trust	5.440%	12/15/44	36,750	35,069
3	World Omni Auto Receivables Trust	3.940%	10/15/12	19,200	18,964
					4,044,737
Finance (8.6%)
	Banking (3.7%)
	Abbey National PLC	7.950%	10/26/29	11,965	12,175
	AmSouth Bank NA	5.200%	4/1/15	6,200	5,461
	Associates Corp. of North America	6.950%	11/1/18	350	359
	BAC Capital Trust XI	6.625%	5/23/36	6,325	5,941
3	BB&T Capital Trust IV	6.820%	6/12/57	4,825	4,270
	BB&T Corp.	6.500%	8/1/11	2,990	3,056
	BB&T Corp.	4.750%	10/1/12	7,025	6,776
	BB&T Corp.	5.200%	12/23/15	5,550	5,012
	BB&T Corp.	5.625%	9/15/16	6,950	6,368

	BB&T Corp.	4.900%	6/30/17	625	538
	BB&T Corp.	5.250%	11/1/19	4,275	3,687
	BB&T Corp.	6.750%	6/7/36	9,475	8,468
	Banc One Corp.	7.625%	10/15/26	1,475	1,541
5	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	23,425	24,783
	Bank One Corp.	7.875%	8/1/10	21,180	22,395
	Bank One Corp.	5.250%	1/30/13	4,725	4,689
	Bank One Corp.	4.900%	4/30/15	2,475	2,340
3	Bank of America Capital Trust XIV	5.630%	12/31/49	7,880	6,187
	Bank of America Corp.	4.500%	8/1/10	9,850	9,874
	Bank of America Corp.	4.250%	10/1/10	9,625	9,579
	Bank of America Corp.	4.375%	12/1/10	2,500	2,494
	Bank of America Corp.	5.375%	8/15/11	4,900	4,955
	Bank of America Corp.	6.250%	4/15/12	5,925	6,150
	Bank of America Corp.	4.875%	9/15/12	4,525	4,480
	Bank of America Corp.	4.875%	1/15/13	1,940	1,884
	Bank of America Corp.	4.900%	5/1/13	29,550	29,200
	Bank of America Corp.	5.375%	6/15/14	3,750	3,641
	Bank of America Corp.	5.125%	11/15/14	27,725	27,273
	Bank of America Corp.	5.250%	12/1/15	4,900	4,739
	Bank of America Corp.	5.750%	8/15/16	13,925	13,598
	Bank of America Corp.	5.625%	10/14/16	15,300	14,545
	Bank of America Corp.	5.300%	3/15/17	30,650	28,851
	Bank of America Corp.	5.420%	3/15/17	24,275	22,293
	Bank of America Corp.	6.100%	6/15/17	6,650	6,449
	Bank of America Corp.	6.000%	9/1/17	1,225	1,173
	Bank of America Corp.	5.750%	12/1/17	5,100	4,823
	Bank of America Corp.	5.650%	5/1/18	20,000	18,680
	Bank of America Corp.	5.625%	3/8/35	7,700	6,326
	Bank of America Corp.	6.000%	10/15/36	17,150	15,981
	Bank of America Corp.	6.500%	9/15/37	2,950	2,774
	Bank of New York Mellon	4.950%	1/14/11	2,550	2,575
	Bank of New York Mellon	6.375%	4/1/12	400	420
	Bank of New York Mellon	4.950%	11/1/12	23,400	23,444
	Bank of New York Mellon	4.500%	4/1/13	2,650	2,596
	Bank of New York Mellon	4.950%	3/15/15	7,400	7,141
	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	8,525	9,060
	BankAmerica Capital II	8.000%	12/15/26	100	101
	Barclays Bank PLC	5.450%	9/12/12	6,100	6,179
3	Barclays Bank PLC	6.278%	12/29/49	3,295	2,693
	Charter One Bank N.A.	5.500%	4/26/11	13,150	13,326
3,5	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	18,025	19,292
3	Citigroup Capital XXI	8.300%	12/21/57	19,325	18,162
	Citigroup, Inc.	4.250%	7/29/09	11,105	11,150
	Citigroup, Inc.	4.125%	2/22/10	4,175	4,136
	Citigroup, Inc.	4.625%	8/3/10	7,900	7,817
	Citigroup, Inc.	6.500%	1/18/11	16,870	17,511
	Citigroup, Inc.	5.125%	2/14/11	3,500	3,491
	Citigroup, Inc.	5.100%	9/29/11	41,120	40,839
	Citigroup, Inc.	6.000%	2/21/12	7,450	7,378
	Citigroup, Inc.	5.250%	2/27/12	11,850	11,756
	Citigroup, Inc.	5.500%	8/27/12	2,925	2,883
	Citigroup, Inc.	5.625%	8/27/12	8,090	8,011
	Citigroup, Inc.	5.300%	10/17/12	27,950	27,331
	Citigroup, Inc.	5.500%	4/11/13	26,575	25,665
	Citigroup, Inc.	5.125%	5/5/14	1,675	1,577
	Citigroup, Inc.	5.000%	9/15/14	20,293	18,439
	Citigroup, Inc.	4.875%	5/7/15	1,075	981
	Citigroup, Inc.	4.700%	5/29/15	4,075	3,742
	Citigroup, Inc.	5.300%	1/7/16	24,600	23,173

	Citigroup, Inc.	5.500%	2/15/17	4,000	3,635
	Citigroup, Inc.	6.000%	8/15/17	18,300	17,724
	Citigroup, Inc.	6.125%	11/21/17	10,550	10,260
	Citigroup, Inc.	6.125%	5/15/18	7,725	7,472
	Citigroup, Inc.	6.625%	6/15/32	1,525	1,390
	Citigroup, Inc.	5.875%	2/22/33	13,800	11,455
	Citigroup, Inc.	6.000%	10/31/33	2,575	2,170
	Citigroup, Inc.	5.850%	12/11/34	2,000	1,697
	Citigroup, Inc.	6.125%	8/25/36	9,475	8,071
	Citigroup, Inc.	5.875%	5/29/37	3,875	3,324
	Citigroup, Inc.	6.875%	3/5/38	22,925	22,202
	Colonial Bank NA	6.375%	12/1/15	1,425	1,200
	Comerica Bank	5.750%	11/21/16	12,700	11,458
	Comerica Bank	5.200%	8/22/17	5,450	4,573
3	Comerica Capital Trust II	6.576%	2/20/37	4,350	3,029
	Compass Bank	6.400%	10/1/17	2,700	2,621
	Compass Bank	5.900%	4/1/26	2,400	2,022
	Credit Suisse First Boston USA, Inc.	4.700%	6/1/09	1,900	1,914
	Credit Suisse First Boston USA, Inc.	4.125%	1/15/10	6,975	6,990
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	24,600	24,881
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	9,275	9,415
	Credit Suisse First Boston USA, Inc.	5.500%	8/16/11	10,125	10,384
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	11,750	12,030
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	3,950	4,096
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	5,110	5,112
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	19,700	18,587
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	14,815	13,683
	Credit Suisse First Boston USA, Inc.	5.375%	3/2/16	1,175	1,132
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	2,825	3,082
3	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	9,250	7,815
	Credit Suisse New York	5.000%	5/15/13	17,325	17,074
	Credit Suisse New York	6.000%	2/15/18	5,200	5,023
	Deutsche Bank AG London	5.375%	10/12/12	15,875	16,094
	Deutsche Bank AG London	6.000%	9/1/17	26,925	27,376
	Deutsche Bank Financial	4.875%	5/20/13	13,200	13,022
	Deutsche Bank Financial LLC	5.375%	3/2/15	5,400	5,251
	Fifth Third Bank	4.200%	2/23/10	4,275	4,108
	Fifth Third Bank	6.250%	5/1/13	5,950	5,463
	Fifth Third Bank	4.750%	2/1/15	10,950	9,216
	Fifth Third Bank	4.500%	6/1/18	1,550	1,194
	Fifth Third Bank	8.250%	3/1/38	5,450	4,411
3	Fifth Third Cap Trust IV	6.500%	4/15/67	4,350	2,813
	First Tennessee Bank	5.050%	1/15/15	1,825	1,565
	First Union Institutional Capital I	8.040%	12/1/26	1,825	1,764
	FirstStar Bank	7.125%	12/1/09	2,685	2,800
	Fleet Capital Trust II	7.920%	12/11/26	2,315	2,381
	Golden West Financial Corp.	4.750%	10/1/12	3,315	3,211
5	HBOS Treasury Services PLC	5.250%	2/21/17	21,125	20,792
5	HBOS Treasury Services PLC	6.750%	5/21/18	7,250	6,788
	HSBC Bank PLC	6.950%	3/15/11	11,350	11,817
	HSBC Bank USA	3.875%	9/15/09	925	923
	HSBC Bank USA	4.625%	4/1/14	4,125	3,963
	HSBC Bank USA	5.875%	11/1/34	2,475	2,215
	HSBC Bank USA	5.625%	8/15/35	4,825	4,121
	HSBC Holdings PLC	7.500%	7/15/09	2,040	2,090
	HSBC Holdings PLC	7.625%	5/17/32	1,250	1,311
	HSBC Holdings PLC	7.350%	11/27/32	2,515	2,514
	HSBC Holdings PLC	6.500%	5/2/36	22,475	21,023
	HSBC Holdings PLC	6.500%	9/15/37	16,575	15,411

	HSBC Holdings PLC	6.800%	6/1/38	7,200	6,821
5	ICICI Bank Ltd.	6.625%	10/3/12	6,425	6,316
	JPM Capital Trust	6.550%	9/29/36	8,725	7,639
	JPMorgan Capital Trust	5.875%	3/15/35	4,225	3,488
	JPMorgan Chase & Co.	6.750%	2/1/11	14,862	15,476
	JPMorgan Chase & Co.	5.600%	6/1/11	37,400	38,376
	JPMorgan Chase & Co.	4.850%	6/16/11	13,925	14,014
	JPMorgan Chase & Co.	4.500%	1/15/12	9,400	9,315
	JPMorgan Chase & Co.	6.625%	3/15/12	12,575	13,157
	JPMorgan Chase & Co.	5.375%	10/1/12	26,725	27,000
	JPMorgan Chase & Co.	5.750%	1/2/13	7,150	7,215
	JPMorgan Chase & Co.	4.750%	5/1/13	8,575	8,256
	JPMorgan Chase & Co.	5.375%	1/15/14	2,575	2,600
	JPMorgan Chase & Co.	4.875%	3/15/14	19,540	19,286
	JPMorgan Chase & Co.	5.125%	9/15/14	12,960	12,174
	JPMorgan Chase & Co.	4.750%	3/1/15	2,800	2,658
	JPMorgan Chase & Co.	5.250%	5/1/15	9,250	9,108
	JPMorgan Chase & Co.	5.150%	10/1/15	3,860	3,695
	JPMorgan Chase & Co.	5.875%	6/13/16	5,075	4,985
	JPMorgan Chase & Co.	6.125%	6/27/17	14,975	14,726
	JPMorgan Chase & Co.	6.000%	10/1/17	2,950	2,913
	JPMorgan Chase & Co.	6.000%	1/15/18	4,275	4,154
	JPMorgan Chase & Co.	5.850%	8/1/35	825	666
	JPMorgan Chase & Co.	6.400%	5/15/38	13,575	12,751
	JPMorgan Chase Capital XXII	6.450%	2/2/37	12,275	10,525
	JPMorgan Chase Capital XXV	6.800%	10/1/37	9,650	8,575
	Key Bank NA	7.000%	2/1/11	725	727
	Key Bank NA	5.500%	9/17/12	6,800	6,182
	Key Bank NA	5.800%	7/1/14	1,175	1,057
	Key Bank NA	4.950%	9/15/15	7,175	6,088
	Key Bank NA	5.450%	3/3/16	7,175	6,002
	KeyCorp	6.500%	5/14/13	6,750	5,951
	MBNA America Bank NA	4.625%	8/3/09	3,450	3,468
	MBNA America Bank NA	6.625%	6/15/12	3,465	3,666
	MBNA Corp.	7.500%	3/15/12	3,245	3,490
	MBNA Corp.	6.125%	3/1/13	4,900	5,069
	MBNA Corp.	5.000%	6/15/15	4,375	4,223
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	8,350	8,091
3	Manufacturers & Traders Trust Co.	5.585%	12/28/20	550	476
	Marshall & Ilsley Bank	5.250%	9/4/12	1,150	1,083
	Marshall & Ilsley Bank	4.850%	6/16/15	700	569
	Marshall & Ilsley Bank	5.000%	1/17/17	250	219
	Marshall & Ilsley Corp.	4.375%	8/1/09	2,675	2,600
	Mellon Bank NA	4.750%	12/15/14	3,650	3,507
3	Mellon Capital IV	6.244%	6/29/49	200	167
	Mellon Funding Corp.	6.400%	5/14/11	450	463
	Mellon Funding Corp.	5.000%	12/1/14	1,100	1,065
	NB Capital Trust II	7.830%	12/15/26	5,000	4,952
	NB Capital Trust IV	8.250%	4/15/27	3,400	3,413
	National City Bank	4.150%	8/1/09	6,675	6,409
	National City Bank	4.500%	3/15/10	7,525	6,849
	National City Bank	6.250%	3/15/11	575	510
	National City Bank	4.625%	5/1/13	3,225	2,614
	National City Corp.	4.900%	1/15/15	1,700	1,301
	National City Corp.	6.875%	5/15/19	850	636
3	National City Preferred Capital Trust I	12.000%	12/31/49	7,025	6,314
	National Westminster Bank PLC	7.375%	10/1/09	450	464
	NationsBank Corp.	6.800%	3/15/28	725	729
5	Nationwide Building Society	5.500%	7/18/12	24,775	25,141
	North Fork Bancorp., Inc.	5.875%	8/15/12	250	239

5	Northern Rock PLC	5.625%	6/22/17	46,200	46,504
	PNC Bank NA	4.875%	9/21/17	9,750	8,613
	PNC Bank NA	6.000%	12/7/17	1,425	1,363
	PNC Bank NA	6.875%	4/1/18	175	176
	PNC Funding Corp.	4.500%	3/10/10	500	499
	PNC Funding Corp.	5.125%	12/14/10	5,750	5,762
	PNC Funding Corp.	5.250%	11/15/15	10,250	9,559
	PNC Funding Corp.	5.625%	2/1/17	1,075	1,002
	Regions Bank	7.500%	5/15/18	5,275	5,191
	Regions Financial Corp.	4.375%	12/1/10	1,000	981
	Regions Financial Corp.	7.000%	3/1/11	4,275	4,364
	Regions Financial Corp.	6.375%	5/15/12	13,100	12,938
	Regions Financial Corp.	7.375%	12/10/37	4,950	4,243
3	Regions Financial Corp.	6.625%	5/15/47	5,075	3,511
	Royal Bank of Canada	4.125%	1/26/10	13,450	13,548
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	1,675	1,717
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	13,125	12,829
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	9,925	9,484
3	Royal Bank of Scotland Group PLC	7.640%	3/31/49	4,975	4,534
3	Royal Bank of Scotland Group PLC	7.648%	8/29/49	22,895	22,208
3	Royal Bank of Scotland Group PLC	5.512%	9/29/49	6,774	5,793
	Santander Central Hispano Issuances	7.625%	9/14/10	12,500	13,223
	Santander Finance Issuances	6.375%	2/15/11	1,400	1,443
	Sanwa Bank Ltd.	8.350%	7/15/09	5,600	5,813
	Sanwa Bank Ltd.	7.400%	6/15/11	12,800	13,597
	Southtrust Corp.	5.800%	6/15/14	3,075	3,025
	Sovereign Bancorp, Inc.	4.800%	9/1/10	8,275	7,298
	Sovereign Bancorp, Inc.	8.750%	5/30/18	1,650	1,663
	Sovereign Bank	5.125%	3/15/13	2,900	2,260
3,5	Standard Chartered PLC	6.409%	12/31/49	7,100	5,838
	State Street Capital Trust	5.300%	1/15/16	3,425	3,245
	Sumitomo Bank International Finance NV	8.500%	6/15/09	6,475	6,724
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	16,075	17,460
	SunTrust Banks, Inc.	6.375%	4/1/11	8,455	8,784
	SunTrust Banks, Inc.	5.250%	11/5/12	8,150	8,013
	SunTrust Banks, Inc.	5.000%	9/1/15	350	320
	SunTrust Banks, Inc.	6.000%	9/11/17	7,075	6,818
	SunTrust Banks, Inc.	5.450%	12/1/17	500	449
	SunTrust Banks, Inc.	7.250%	3/15/18	1,100	1,098
	SunTrust Banks, Inc.	6.000%	2/15/26	3,925	3,313
3	SunTrust Banks, Inc.	5.853%	12/31/49	2,875	2,137
3	SunTrust Capital VIII	6.100%	12/1/66	3,635	2,940
	Swiss Bank Corp.	7.000%	10/15/15	2,825	2,976
	Swiss Bank Corp.	7.375%	6/15/17	4,175	4,499
	Synovus Financial Corp.	5.125%	6/15/17	4,925	4,163
	The Chase Manhattan Corp.	7.875%	6/15/10	450	476
	UBS AG	5.875%	7/15/16	2,800	2,764
	UBS AG	5.875%	12/20/17	32,534	32,057
	UBS AG	5.750%	4/25/18	9,475	9,245
	UFJ Finance Aruba AEC	6.750%	7/15/13	18,250	18,885
	US Bank NA	6.375%	8/1/11	6,975	7,330
	US Bank NA	6.300%	2/4/14	9,150	9,560
	US Bank NA	4.950%	10/30/14	6,575	6,456
3	USB Capital IX	6.189%	4/15/49	10,040	7,513
	Union Bank of California NA	5.950%	5/11/16	4,700	4,478
	Union Planters Corp.	7.750%	3/1/11	7,525	7,819
	UnionBanCal Corp.	5.250%	12/16/13	1,475	1,418
	Wachovia Bank NA	4.800%	11/1/14	4,250	4,019

	Wachovia Bank NA	4.875%	2/1/15	17,300	15,787
	Wachovia Bank NA	5.000%	8/15/15	1,110	1,003
	Wachovia Bank NA	5.600%	3/15/16	2,175	2,074
	Wachovia Bank NA	6.000%	11/15/17	9,825	9,331
	Wachovia Bank NA	5.850%	2/1/37	18,225	14,829
	Wachovia Bank NA	6.600%	1/15/38	14,625	13,036
3	Wachovia Capital Trust III	5.800%	3/15/42	12,925	8,918
	Wachovia Corp.	7.875%	2/15/10	3,700	3,879
	Wachovia Corp.	4.375%	6/1/10	6,875	6,796
	Wachovia Corp.	7.800%	8/18/10	12,905	13,615
	Wachovia Corp.	5.300%	10/15/11	17,775	17,490
	Wachovia Corp.	5.500%	5/1/13	14,975	14,499
	Wachovia Corp.	4.875%	2/15/14	6,150	5,562
	Wachovia Corp.	5.250%	8/1/14	1,120	1,044
	Wachovia Corp.	5.625%	10/15/16	4,900	4,545
	Wachovia Corp.	5.750%	6/15/17	29,200	26,966
	Wachovia Corp.	5.750%	2/1/18	2,200	2,026
	Wachovia Corp.	6.605%	10/1/25	275	248
5	Wachovia Corp.	8.000%	12/15/26	5,125	5,286
	Wachovia Corp.	7.500%	4/15/35	1,100	1,102
	Wachovia Corp.	5.500%	8/1/35	3,600	2,777
	Wachovia Corp.	6.550%	10/15/35	775	682
	Washington Mutual Bank	6.875%	6/15/11	19,345	16,632
	Washington Mutual Bank	5.500%	1/15/13	7,075	5,858
	Washington Mutual Bank	5.650%	8/15/14	6,800	5,594
	Washington Mutual Bank	5.125%	1/15/15	6,050	4,582
	Washington Mutual Bank	6.750%	5/20/36	575	420
	Washington Mutual, Inc.	4.200%	1/15/10	1,900	1,731
	Washington Mutual, Inc.	5.500%	8/24/11	750	664
	Washington Mutual, Inc.	5.000%	3/22/12	4,000	3,353
	Washington Mutual, Inc.	5.250%	9/15/17	2,900	2,261
	Wells Fargo & Co.	4.200%	1/15/10	29,379	29,477
	Wells Fargo & Co.	4.875%	1/12/11	15,575	15,787
	Wells Fargo & Co.	6.375%	8/1/11	2,000	2,098
	Wells Fargo & Co.	5.300%	8/26/11	4,800	4,838
	Wells Fargo & Co.	5.125%	9/1/12	4,000	3,967
	Wells Fargo & Co.	5.250%	10/23/12	19,850	19,705
	Wells Fargo & Co.	4.375%	1/31/13	9,175	8,753
	Wells Fargo & Co.	4.950%	10/16/13	10,350	10,064
	Wells Fargo & Co.	4.625%	4/15/14	275	269
	Wells Fargo & Co.	5.625%	12/11/17	22,850	21,967
	Wells Fargo & Co.	5.375%	2/7/35	5,625	4,680
	Wells Fargo Bank NA	6.450%	2/1/11	15,800	16,565
	Wells Fargo Bank NA	4.750%	2/9/15	12,875	12,366
	Wells Fargo Bank NA	5.750%	5/16/16	7,925	8,059
	Wells Fargo Bank NA	5.950%	8/26/36	10,275	9,828
	Wells Fargo Capital X	5.950%	12/15/36	3,075	2,752
3	Wells Fargo Capital XIII	7.700%	12/29/49	8,050	8,121
	Wells Fargo Financial	5.500%	8/1/12	3,975	4,036
	World Savings Bank, FSB	4.125%	12/15/09	3,500	3,470
	Zions Bancorp.	5.500%	11/16/15	6,950	5,524
	Brokerage (1.7%)
	Ameriprise Financial Inc.	5.350%	11/15/10	5,900	5,808
	Ameriprise Financial Inc.	5.650%	11/15/15	4,925	4,674
3	Ameriprise Financial Inc.	7.518%	6/1/66	1,250	1,072
	Bear Stearns Co., Inc.	4.550%	6/23/10	7,850	7,781
	Bear Stearns Co., Inc.	4.500%	10/28/10	3,100	3,065
	Bear Stearns Co., Inc.	5.500%	8/15/11	350	347
	Bear Stearns Co., Inc.	5.350%	2/1/12	28,625	28,386
	Bear Stearns Co., Inc.	6.950%	8/10/12	10,000	10,410

	Bear Stearns Co., Inc.	5.700%	11/15/14	18,240	17,560
	Bear Stearns Co., Inc.	5.300%	10/30/15	7,715	7,147
	Bear Stearns Co., Inc.	5.550%	1/22/17	5,150	4,759
	Bear Stearns Co., Inc.	6.400%	10/2/17	4,975	4,930
	Bear Stearns Co., Inc.	7.250%	2/1/18	13,450	14,062
	Bear Stearns Co., Inc.	4.650%	7/2/18	500	417
	BlackRock, Inc.	6.250%	9/15/17	4,000	4,033
	Dean Witter, Discover & Co.	6.750%	10/15/13	800	807
5	Fidelity Investments	7.490%	6/15/19	1,000	1,107
3	Goldman Sachs Capital II	5.793%	6/1/49	8,625	6,100
	Goldman Sachs Group, Inc.	4.500%	6/15/10	5,945	5,951
	Goldman Sachs Group, Inc.	6.875%	1/15/11	7,750	8,065
	Goldman Sachs Group, Inc.	6.600%	1/15/12	33,600	35,056
	Goldman Sachs Group, Inc.	5.450%	11/1/12	15,800	15,896
	Goldman Sachs Group, Inc.	5.250%	4/1/13	12,415	12,322
	Goldman Sachs Group, Inc.	4.750%	7/15/13	1,950	1,886
	Goldman Sachs Group, Inc.	5.250%	10/15/13	13,675	13,556
	Goldman Sachs Group, Inc.	5.150%	1/15/14	3,015	3,016
	Goldman Sachs Group, Inc.	5.000%	10/1/14	15,550	15,328
	Goldman Sachs Group, Inc.	5.125%	1/15/15	14,735	14,223
	Goldman Sachs Group, Inc.	5.350%	1/15/16	17,250	16,679
	Goldman Sachs Group, Inc.	5.750%	10/1/16	5,475	5,362
	Goldman Sachs Group, Inc.	5.625%	1/15/17	14,750	13,722
	Goldman Sachs Group, Inc.	6.250%	9/1/17	30,500	30,328
	Goldman Sachs Group, Inc.	5.950%	1/18/18	22,500	21,582
	Goldman Sachs Group, Inc.	6.150%	4/1/18	18,725	18,202
	Goldman Sachs Group, Inc.	5.950%	1/15/27	11,250	9,689
	Goldman Sachs Group, Inc.	6.125%	2/15/33	11,825	10,330
	Goldman Sachs Group, Inc.	6.345%	2/15/34	19,225	16,387
	Goldman Sachs Group, Inc.	6.450%	5/1/36	3,200	2,867
	Goldman Sachs Group, Inc.	6.750%	10/1/37	46,175	42,747
	Janus Capital Group	5.875%	9/15/11	3,375	3,264
	Janus Capital Group	6.700%	6/15/17	2,575	2,387
	Jefferies Group Inc.	6.450%	6/8/27	14,325	11,214
	Jefferies Group Inc.	6.250%	1/15/36	7,700	5,603
	Lazard Group	6.850%	6/15/17	7,775	6,818
3	Lehman Brothers Capital Trust VII	5.857%	11/29/49	6,575	4,208
	Lehman Brothers Holdings, Inc.	3.950%	11/10/09	6,925	6,737
	Lehman Brothers Holdings, Inc.	4.250%	1/27/10	5,875	5,695
	Lehman Brothers Holdings, Inc.	4.500%	7/26/10	6,275	6,032
	Lehman Brothers Holdings, Inc.	7.875%	8/15/10	7,000	7,116
	Lehman Brothers Holdings, Inc.	5.000%	1/14/11	8,400	8,131
	Lehman Brothers Holdings, Inc.	5.750%	7/18/11	2,200	2,166
	Lehman Brothers Holdings, Inc.	6.625%	1/18/12	11,325	11,246
	Lehman Brothers Holdings, Inc.	5.250%	2/6/12	9,625	9,165
	Lehman Brothers Holdings, Inc.	6.000%	7/19/12	8,800	8,512
	Lehman Brothers Holdings, Inc.	5.625%	1/24/13	13,500	12,816
	Lehman Brothers Holdings, Inc.	5.750%	5/17/13	16,575	15,855
	Lehman Brothers Holdings, Inc.	6.200%	9/26/14	3,445	3,212
	Lehman Brothers Holdings, Inc.	5.500%	4/4/16	18,925	17,161
	Lehman Brothers Holdings, Inc.	5.750%	1/3/17	700	619
	Lehman Brothers Holdings, Inc.	6.500%	7/19/17	19,975	18,592
	Lehman Brothers Holdings, Inc.	5.875%	11/15/17	575	516
	Lehman Brothers Holdings, Inc.	6.750%	12/28/17	19,650	18,534
	Lehman Brothers Holdings, Inc.	6.875%	5/2/18	13,175	12,802
	Lehman Brothers Holdings, Inc.	7.000%	9/27/27	11,475	10,738
3	Lehman Brothers Holdings, Inc.	6.000%	5/3/32	7,200	5,950
	Lehman Brothers Holdings, Inc.	7.500%	5/11/38	11,575	10,710
	Merrill Lynch & Co., Inc.	4.125%	9/10/09	7,775	7,765
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	10,955	10,797

	Merrill Lynch & Co., Inc.	4.790%	8/4/10	1,775	1,754
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	4,325	4,345
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	10,650	10,285
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	18,500	17,362
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	28,000	27,305
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	6,675	6,107
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	3,750	3,567
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	18,775	16,579
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	3,550	3,260
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	20,600	18,270
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	13,750	12,742
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	15,075	14,326
	Merrill Lynch & Co., Inc.	6.500%	7/15/18	425	393
	Merrill Lynch & Co., Inc.	6.875%	11/15/18	19	18
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	19,050	16,561
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	5,625	4,580
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	13,275	12,781
	Morgan Stanley Dean Witter	4.000%	1/15/10	19,250	19,108
	Morgan Stanley Dean Witter	4.250%	5/15/10	25,980	25,351
	Morgan Stanley Dean Witter	6.750%	4/15/11	17,110	17,635
	Morgan Stanley Dean Witter	5.625%	1/9/12	6,525	6,499
	Morgan Stanley Dean Witter	6.600%	4/1/12	12,995	13,273
	Morgan Stanley Dean Witter	5.750%	8/31/12	9,400	9,334
	Morgan Stanley Dean Witter	5.300%	3/1/13	17,950	17,345
	Morgan Stanley Dean Witter	4.750%	4/1/14	26,250	23,677
	Morgan Stanley Dean Witter	6.000%	4/28/15	15,575	15,000
	Morgan Stanley Dean Witter	5.375%	10/15/15	7,100	6,533
	Morgan Stanley Dean Witter	5.750%	10/18/16	17,025	15,570
	Morgan Stanley Dean Witter	5.450%	1/9/17	11,125	9,953
	Morgan Stanley Dean Witter	5.550%	4/27/17	3,575	3,199
	Morgan Stanley Dean Witter	5.950%	12/28/17	22,050	20,135
	Morgan Stanley Dean Witter	6.625%	4/1/18	24,575	23,395
	Morgan Stanley Dean Witter	6.250%	8/9/26	18,525	16,366
	Morgan Stanley Dean Witter	7.250%	4/1/32	9,415	9,552
3	Schwab Capital Trust I	7.500%	11/15/37	2,150	1,945
	Finance Companies (1.6%)
	Allied Capital Corp.	6.000%	4/1/12	3,125	2,917
	American Exoress Co.	7.000%	3/19/18	12,775	12,943
	American Express Bank, FSB	5.550%	10/17/12	4,225	4,157
	American Express Bank, FSB	5.500%	4/16/13	10,000	9,941
	American Express Bank, FSB	6.000%	9/13/17	5,200	4,942
	American Express Centurion Bank	4.375%	7/30/09	2,300	2,313
	American Express Centurion Bank	5.200%	11/26/10	1,975	1,993
	American Express Centurion Bank	5.550%	10/17/12	3,100	3,095
	American Express Centurion Bank	6.000%	9/13/17	4,650	4,640
	American Express Co.	4.750%	6/17/09	2,150	2,164
	American Express Co.	4.875%	7/15/13	1,500	1,438
	American Express Co.	5.500%	9/12/16	3,600	3,356
	American Express Co.	6.150%	8/28/17	8,525	8,140
	American Express Co.	8.150%	3/19/38	2,500	2,721
3	American Express Co.	6.800%	9/1/66	7,565	7,174
	American Express Credit Corp.	5.000%	12/2/10	6,075	6,174
	American Express Credit Corp.	5.875%	5/2/13	15,450	15,383
5	American Express Travel	5.250%	11/21/11	7,750	7,705
	American General Finance Corp.	3.875%	10/1/09	4,000	3,904
	American General Finance Corp.	4.875%	5/15/10	5,100	4,961
	American General Finance Corp.	5.625%	8/17/11	7,625	7,378
	American General Finance Corp.	4.875%	7/15/12	1,650	1,529
	American General Finance Corp.	5.850%	6/1/13	17,870	16,614
	American General Finance Corp.	5.750%	9/15/16	4,925	4,286
	American General Finance Corp.	6.900%	12/15/17	20,725	18,438
	Block Financial LLC	7.875%	1/15/13	2,000	2,144
	CIT Group Co. of Canada	4.650%	7/1/10	7,550	6,484

	CIT Group Co. of Canada	5.600%	11/2/11	5,300	4,240
	CIT Group Co. of Canada	5.200%	6/1/15	8,575	6,003
	CIT Group, Inc.	4.250%	2/1/10	3,475	3,054
	CIT Group, Inc.	5.200%	11/3/10	3,525	2,992
	CIT Group, Inc.	4.750%	12/15/10	3,525	3,005
	CIT Group, Inc.	5.600%	4/27/11	6,375	5,220
	CIT Group, Inc.	5.800%	7/28/11	5,325	4,380
	CIT Group, Inc.	7.625%	11/30/12	7,325	6,373
	CIT Group, Inc.	5.400%	3/7/13	7,450	5,988
	CIT Group, Inc.	5.000%	2/13/14	125	97
	CIT Group, Inc.	5.125%	9/30/14	5,625	4,043
	CIT Group, Inc.	5.000%	2/1/15	4,175	3,084
	CIT Group, Inc.	5.400%	1/30/16	2,750	2,032
	CIT Group, Inc.	5.850%	9/15/16	6,450	4,813
	CIT Group, Inc.	5.650%	2/13/17	8,825	6,431
	CIT Group, Inc.	6.000%	4/1/36	2,150	1,610
3	CIT Group, Inc.	6.100%	3/15/67	225	111
	Capital One Bank	5.000%	6/15/09	4,075	4,017
	Capital One Bank	5.750%	9/15/10	1,975	1,960
	Capital One Bank	6.500%	6/13/13	1,725	1,708
	Capital One Capital III	7.686%	8/15/36	7,650	6,335
	Capital One Capital IV	6.745%	2/17/37	3,100	2,341
	Capital One Financial	5.700%	9/15/11	4,025	3,787
	Capital One Financial	4.800%	2/21/12	2,125	1,971
	Capital One Financial	5.500%	6/1/15	6,075	5,443
	Capital One Financial	6.150%	9/1/16	6,525	5,676
	Capital One Financial	5.250%	2/21/17	1,775	1,562
	Capital One Financial	6.750%	9/15/17	7,225	7,190
	Capmark Financial Group	5.875%	5/10/12	1,775	1,243
	Capmark Financial Group	6.300%	5/10/17	3,625	2,320
	Countrywide Financial Corp.	5.800%	6/7/12	8,175	7,685
	Countrywide Home Loan	5.625%	7/15/09	340	332
	Countrywide Home Loan	4.125%	9/15/09	15,535	14,836
	Countrywide Home Loan	4.000%	3/22/11	4,900	4,453
	Discover Financial Services	6.450%	6/12/17	1,250	1,038
	General Electric Capital Corp.	3.250%	6/15/09	4,225	4,231
	General Electric Capital Corp.	4.625%	9/15/09	5,525	5,627
	General Electric Capital Corp.	8.300%	9/20/09	275	290
	General Electric Capital Corp.	5.250%	10/27/09	9,725	9,962
	General Electric Capital Corp.	4.250%	9/13/10	5,250	5,314
	General Electric Capital Corp.	4.875%	10/21/10	11,450	11,662
	General Electric Capital Corp.	5.000%	12/1/10	2,650	2,708
	General Electric Capital Corp.	6.125%	2/22/11	13,705	14,360
	General Electric Capital Corp.	5.500%	4/28/11	15,300	15,769
	General Electric Capital Corp.	5.875%	2/15/12	35,040	36,228
	General Electric Capital Corp.	4.375%	3/3/12	11,200	11,063
	General Electric Capital Corp.	5.000%	4/10/12	250	253
	General Electric Capital Corp.	6.000%	6/15/12	18,175	18,792
	General Electric Capital Corp.	5.250%	10/19/12	48,375	48,611
	General Electric Capital Corp.	5.450%	1/15/13	7,675	7,724
	General Electric Capital Corp.	4.800%	5/1/13	16,600	16,277
	General Electric Capital Corp.	5.500%	6/4/14	15,725	16,147
	General Electric Capital Corp.	5.650%	6/9/14	13,750	14,075
	General Electric Capital Corp.	5.375%	10/20/16	4,450	4,410
	General Electric Capital Corp.	5.400%	2/15/17	24,400	24,002
	General Electric Capital Corp.	5.625%	9/15/17	9,650	9,557
	General Electric Capital Corp.	5.625%	5/1/18	31,550	30,951
	General Electric Capital Corp.	6.750%	3/15/32	38,585	39,037
	General Electric Capital Corp.	6.150%	8/7/37	11,775	11,080

	General Electric Capital Corp.	5.875%	1/14/38	63,375	57,370
3	General Electric Capital Corp.	6.375%	11/15/67	12,800	12,272
3	HSBC Finance Capital Trust IX	5.911%	11/30/35	2,700	2,183
	HSBC Finance Corp.	4.125%	11/16/09	6,300	6,282
	HSBC Finance Corp.	4.625%	9/15/10	16,600	16,645
	HSBC Finance Corp.	5.250%	1/14/11	21,850	21,988
	HSBC Finance Corp.	5.700%	6/1/11	12,300	12,440
	HSBC Finance Corp.	6.375%	10/15/11	15,900	16,340
	HSBC Finance Corp.	7.000%	5/15/12	10,375	10,803
	HSBC Finance Corp.	5.900%	6/19/12	5,500	5,569
	HSBC Finance Corp.	6.375%	11/27/12	12,190	12,486
	HSBC Finance Corp.	4.750%	7/15/13	1,750	1,712
	HSBC Finance Corp.	5.250%	1/15/14	5,600	5,552
	HSBC Finance Corp.	5.000%	6/30/15	33,225	31,842
	HSBC Finance Corp.	5.500%	1/19/16	1,850	1,786
	Heller Financial, Inc.	7.375%	11/1/09	4,500	4,710
	International Lease Finance Corp.	4.875%	9/1/10	1,625	1,538
	International Lease Finance Corp.	5.125%	11/1/10	2,850	2,702
	International Lease Finance Corp.	4.950%	2/1/11	13,350	12,465
	International Lease Finance Corp.	5.450%	3/24/11	6,250	5,867
	International Lease Finance Corp.	5.750%	6/15/11	21,325	20,064
	International Lease Finance Corp.	5.300%	5/1/12	6,075	5,480
	International Lease Finance Corp.	5.000%	9/15/12	9,350	8,261
	International Lease Finance Corp.	6.375%	3/25/13	10,225	9,433
	International Lease Finance Corp.	5.625%	9/20/13	8,465	7,492
	International Lease Finance Corp.	5.650%	6/1/14	11,525	10,056
	iStar Financial Inc.	5.800%	3/15/11	5,000	4,250
	iStar Financial Inc.	5.650%	9/15/11	5,750	4,844
	iStar Financial Inc.	5.150%	3/1/12	5,775	4,678
	iStar Financial Inc.	8.625%	6/1/13	5,000	4,550
	iStar Financial Inc.	5.950%	10/15/13	4,550	3,595
	iStar Financial Inc.	5.875%	3/15/16	3,725	2,906
	iStar Financial Inc.	5.850%	3/15/17	600	462
	SLM Corp.	4.500%	7/26/10	3,175	2,908
	SLM Corp.	5.400%	10/25/11	21,550	19,204
	SLM Corp.	5.375%	1/15/13	5,325	4,448
	SLM Corp.	5.000%	10/1/13	2,800	2,325
	SLM Corp.	5.050%	11/14/14	2,400	1,980
	SLM Corp.	8.450%	6/15/18	7,350	7,015
	SLM Corp.	5.625%	8/1/33	6,200	4,665
	Insurance (1.2%)
	ACE Capital Trust II	9.700%	4/1/30	2,200	2,406
	ACE INA Holdings, Inc.	5.600%	5/15/15	7,375	7,283
	ACE INA Holdings, Inc.	5.700%	2/15/17	3,150	3,050
	ACE INA Holdings, Inc.	5.800%	3/15/18	2,125	2,059
	AEGON Funding Corp.	5.750%	12/15/20	1,350	1,267
	AEGON NV	4.750%	6/1/13	2,225	2,124
	AXA Financial, Inc.	7.750%	8/1/10	1,075	1,126
	AXA SA	8.600%	12/15/30	10,550	11,172
	Aetna, Inc.	7.875%	3/1/11	1,700	1,803
	Aetna, Inc.	5.750%	6/15/11	1,400	1,435
	Aetna, Inc.	6.000%	6/15/16	11,150	11,093
	Aetna, Inc.	6.625%	6/15/36	9,350	8,945
	Aetna, Inc.	6.750%	12/15/37	225	213
	Allied World Assurance	7.500%	8/1/16	6,100	5,772
	Allstate Corp.	7.200%	12/1/09	8,740	9,142
	Allstate Corp.	6.125%	2/15/12	2,950	3,025
	Allstate Corp.	5.000%	8/15/14	2,475	2,477
	Allstate Corp.	6.125%	12/15/32	2,850	2,710
	Allstate Corp.	5.350%	6/1/33	1,120	952

Allstate Corp.		5.550%	5/9/35	1,625	1,388
3	Allstate Corp.	6.125%	5/15/37	2,700	2,493
3	Allstate Corp.	6.500%	5/15/57	6,525	5,808
Allstate Life Global Funding		5.375%	4/30/13	4,550	4,528
Ambac, Inc.		5.950%	12/5/35	9,000	3,195
Ambac, Inc.		6.150%	2/7/87	925	143
American General Capital II		8.500%	7/1/30	8,590	8,959
American International Group, Inc.		4.700%	10/1/10	1,450	1,425
American International Group, Inc.		5.375%	10/18/11	4,200	4,160
American International Group, Inc.		4.950%	3/20/12	13,125	12,696
American International Group, Inc.		5.050%	10/1/15	2,800	2,548
American International Group, Inc.		5.600%	10/18/16	1,875	1,747
American International Group, Inc.		5.450%	5/18/17	9,475	8,644
	American International Group, Inc.	5.850%	1/16/18	19,000	17,521
	American International Group, Inc.	6.250%	5/1/36	10,775	9,459
	American International Group, Inc.	6.250%	3/15/37	935	736
3,5	American International Group, Inc.	8.175%	5/15/58	24,500	23,953
	Aon Capital Trust	8.205%	1/1/27	1,200	1,197
	Arch Capital Group Ltd.	7.350%	5/1/34	3,250	3,373
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	3,300	3,117
	Assurant, Inc.	5.625%	2/15/14	1,450	1,369
	Assurant, Inc.	6.750%	2/15/34	4,100	3,805
	Axis Capital Holdings	5.750%	12/1/14	2,700	2,617
	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	7,900	7,992
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	4,150	4,224
	Berkshire Hathaway Finance Corp.	4.750%	5/15/12	3,500	3,563
5	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	8,375	8,271
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	4,475	4,461
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	550	556
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	13,400	13,318
5	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	6,325	6,310
	CIGNA Corp.	6.350%	3/15/18	1,450	1,465
	CIGNA Corp.	7.875%	5/15/27	1,300	1,342
	CIGNA Corp.	6.150%	11/15/36	7,100	6,258
	CNA Financial Corp.	6.000%	8/15/11	3,225	3,217
	CNA Financial Corp.	5.850%	12/15/14	4,225	3,991
	CNA Financial Corp.	6.500%	8/15/16	6,950	6,766
	Chubb Corp.	5.750%	5/15/18	2,450	2,373
	Chubb Corp.	6.000%	5/11/37	8,600	7,857
	Chubb Corp.	6.500%	5/15/38	2,625	2,548
3	Chubb Corp.	6.375%	3/29/67	7,000	6,465
	Cincinnati Financial Corp.	6.920%	5/15/28	550	555
	Cincinnati Financial Corp.	6.125%	11/1/34	4,300	3,932
	Commerce Group, Inc.	5.950%	12/9/13	1,750	1,690
	Coventry Health Care Inc.	6.300%	8/15/14	4,725	4,463
3	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	2,775	1,996
	Fidelity National Financial, Inc.	7.300%	8/15/11	4,850	4,844
	Fund American Cos., Inc.	5.875%	5/15/13	1,925	1,868
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	1,425	1,376
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	4,200	4,113
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	1,650	1,698
	Genworth Financial, Inc.	4.750%	6/15/09	1,600	1,596
	Genworth Financial, Inc.	5.125%	3/15/11	750	738
	Genworth Financial, Inc.	5.650%	6/15/12	5,000	4,847
	Genworth Financial, Inc.	5.750%	6/15/14	1,025	988
	Genworth Financial, Inc.	4.950%	10/1/15	1,225	1,085
	Genworth Financial, Inc.	6.500%	6/15/34	3,975	3,595
3	Genworth Financial, Inc.	6.150%	11/15/66	3,505	2,755
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	4,675	4,628

	Hartford Financial Services Group, Inc.	4.625%	7/15/13	1,800	1,713
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	3,250	3,068
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	3,200	2,977
	Hartford Financial Services Group, Inc.	6.300%	3/15/18	350	345
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	1,550	1,488
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	3,600	3,106
3	Hartford Financial Services Group, Inc.	8.125%	6/15/38	2,200	2,154
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	4,075	3,619
	Humana Inc.	6.450%	6/1/16	6,025	5,868
	Humana Inc.	7.200%	6/15/18	7,850	7,794
	Humana Inc.	6.300%	8/1/18	250	233
	Humana Inc.	8.150%	6/15/38	9,650	9,836
3	ING Capital Funding Trust III	5.775%	12/8/49	12,700	10,744
	ING Capital Funding Trust III	8.439%	12/31/10	600	603
	ING USA Global	4.500%	10/1/10	13,000	13,106
	Lincoln National Corp.	6.200%	12/15/11	1,225	1,248
	Lincoln National Corp.	5.650%	8/27/12	3,975	3,969
	Lincoln National Corp.	6.150%	4/7/36	7,250	6,873
3	Lincoln National Corp.	7.000%	5/17/66	650	587
3	Lincoln National Corp.	6.050%	4/20/67	7,150	5,989
	Loews Corp.	5.250%	3/15/16	3,650	3,520
	Loews Corp.	6.000%	2/1/35	650	574
	Marsh & McLennan Cos., Inc.	5.150%	9/15/10	3,075	3,041
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	6,225	6,339
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	550	531
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	8,850	8,605
	Marsh & McLennan Cos., Inc.	5.875%	8/1/33	1,400	1,188
	MetLife, Inc.	6.125%	12/1/11	850	876
	MetLife, Inc.	5.375%	12/15/12	7,475	7,500
	MetLife, Inc.	5.000%	11/24/13	4,900	4,778
	MetLife, Inc.	5.500%	6/15/14	650	652
	MetLife, Inc.	5.000%	6/15/15	2,725	2,590
	MetLife, Inc.	6.500%	12/15/32	3,450	3,459
	MetLife, Inc.	6.375%	6/15/34	2,150	2,070
	MetLife, Inc.	5.700%	6/15/35	975	856
	MetLife, Inc.	6.400%	12/15/36	7,960	6,861
	Nationwide Financial Services	6.750%	5/15/37	750	611
	Principal Financial Group, Inc.	6.050%	10/15/36	3,000	2,621
	Principal Life Income Funding	5.125%	3/1/11	4,675	4,696
	Principal Life Income Funding	5.300%	12/14/12	6,675	6,677
	Principal Life Income Funding	5.300%	4/24/13	6,750	6,752
	Principal Life Income Funding	5.100%	4/15/14	4,825	4,644
	Progressive Corp.	6.375%	1/15/12	1,950	1,992
	Progressive Corp.	6.625%	3/1/29	5,175	5,225
	Progressive Corp.	6.250%	12/1/32	325	294
3	Progressive Corp.	6.700%	6/15/37	8,500	7,296
	Protective Life Secured Trust	4.850%	8/16/10	2,225	2,241
	Prudential Financial, Inc.	5.100%	12/14/11	450	448
	Prudential Financial, Inc.	5.800%	6/15/12	2,400	2,451
	Prudential Financial, Inc.	5.150%	1/15/13	2,325	2,285
	Prudential Financial, Inc.	4.500%	7/15/13	3,325	3,140
	Prudential Financial, Inc.	4.750%	4/1/14	2,125	1,991
	Prudential Financial, Inc.	5.100%	9/20/14	5,650	5,324
	Prudential Financial, Inc.	5.500%	3/15/16	725	682
	Prudential Financial, Inc.	6.100%	6/15/17	4,225	4,245
	Prudential Financial, Inc.	6.000%	12/1/17	4,350	4,219
	Prudential Financial, Inc.	5.750%	7/15/33	1,800	1,578
	Prudential Financial, Inc.	5.400%	6/13/35	2,300	1,898
	Prudential Financial, Inc.	5.900%	3/17/36	4,400	3,894

	Prudential Financial, Inc.	5.700%	12/14/36	23,950	19,556
	St. Paul Travelers Cos., Inc.	5.500%	12/1/15	1,700	1,692
	St. Paul Travelers Cos., Inc.	6.250%	6/20/16	2,875	2,951
	Torchmark Corp.	6.375%	6/15/16	4,225	4,302
	Travelers Cos. Inc.	5.375%	6/15/12	300	298
	Travelers Cos. Inc.	5.750%	12/15/17	4,450	4,377
	Travelers Cos. Inc.	5.800%	5/15/18	250	243
3	Travelers Cos. Inc.	6.250%	3/15/37	2,975	2,531
	Travelers Cos. Inc.	6.250%	6/15/37	16,350	15,066
	Travelers Property Casualty Corp.	6.375%	3/15/33	475	448
	UnitedHealth Group, Inc.	4.125%	8/15/09	6,775	6,739
	UnitedHealth Group, Inc.	5.250%	3/15/11	225	225
	UnitedHealth Group, Inc.	5.500%	11/15/12	11,375	11,224
	UnitedHealth Group, Inc.	4.875%	2/15/13	2,700	2,619
	UnitedHealth Group, Inc.	4.875%	4/1/13	2,725	2,627
	UnitedHealth Group, Inc.	5.000%	8/15/14	4,925	4,659
	UnitedHealth Group, Inc.	4.875%	3/15/15	2,500	2,324
	UnitedHealth Group, Inc.	6.000%	6/15/17	1,300	1,265
	UnitedHealth Group, Inc.	6.000%	11/15/17	1,250	1,227
	UnitedHealth Group, Inc.	6.000%	2/15/18	12,050	11,598
	UnitedHealth Group, Inc.	5.800%	3/15/36	1,500	1,253
	UnitedHealth Group, Inc.	6.500%	6/15/37	2,125	1,945
	UnitedHealth Group, Inc.	6.625%	11/15/37	4,725	4,405
	UnitedHealth Group, Inc.	6.875%	2/15/38	5,525	5,286
	WellPoint Inc.	4.250%	12/15/09	1,750	1,733
	WellPoint Inc.	5.000%	1/15/11	5,700	5,655
	WellPoint Inc.	6.375%	1/15/12	3,815	3,879
	WellPoint Inc.	6.800%	8/1/12	2,710	2,803
	WellPoint Inc.	5.000%	12/15/14	5,400	5,134
	WellPoint Inc.	5.250%	1/15/16	750	700
	WellPoint Inc.	5.875%	6/15/17	5,200	5,054
	WellPoint Inc.	5.950%	12/15/34	7,250	6,316
	WellPoint Inc.	5.850%	1/15/36	4,400	3,767
	WellPoint Inc.	6.375%	6/15/37	7,450	6,699
	Willis North America Inc.	5.125%	7/15/10	1,100	1,080
	Willis North America Inc.	5.625%	7/15/15	4,550	4,284
	Willis North America Inc.	6.200%	3/28/17	2,500	2,209
	XL Capital Ltd.	5.250%	9/15/14	4,950	4,117
	XL Capital Ltd.	6.375%	11/15/24	575	485
	XL Capital Ltd.	6.250%	5/15/27	8,625	7,074
3	XL Capital Ltd.	6.500%	12/15/49	5,150	3,481
	Real Estate Investment Trusts (0.4%)
	AMB Property LP	6.300%	6/1/13	2,450	2,453
	Arden Realty LP	5.250%	3/1/15	1,075	1,055
	AvalonBay Communities, Inc.	5.500%	1/15/12	2,450	2,408
	AvalonBay Communities, Inc.	6.125%	11/1/12	1,000	1,003
	AvalonBay Communities, Inc.	5.750%	9/15/16	975	930
	Boston Properties, Inc.	6.250%	1/15/13	4,890	4,938
	Boston Properties, Inc.	5.625%	4/15/15	5,250	5,006
	Brandywine Operating Partnership	4.500%	11/1/09	4,475	4,328
	Brandywine Operating Partnership	5.625%	12/15/10	2,925	2,848
	Brandywine Operating Partnership	5.750%	4/1/12	4,875	4,594
	Brandywine Operating Partnership	5.400%	11/1/14	1,175	1,040
	Camden Property Trust	5.700%	5/15/17	7,700	7,055
	Colonial Realty LP	5.500%	10/1/15	5,465	4,756
	Developers Diversified Realty Corp.	5.250%	4/15/11	500	478
	Developers Diversified Realty Corp.	5.375%	10/15/12	4,675	4,375
	Duke Realty LP	5.625%	8/15/11	2,000	1,954
	Duke Realty LP	5.950%	2/15/17	5,250	4,852
	ERP Operating LP	6.625%	3/15/12	5,020	5,124

	ERP Operating LP	5.500%	10/1/12	3,500	3,430
	ERP Operating LP	5.250%	9/15/14	725	671
	ERP Operating LP	5.125%	3/15/16	3,200	2,877
	ERP Operating LP	5.375%	8/1/16	3,725	3,447
	ERP Operating LP	5.750%	6/15/17	1,375	1,272
	HCP Inc.	6.700%	1/30/18	6,650	5,976
	HRPT Properties Trust	6.250%	8/15/16	1,750	1,592
	HRPT Properties Trust	6.250%	6/15/17	6,175	5,685
	Health Care Property Investors, Inc.	6.450%	6/25/12	4,800	4,599
	Health Care Property Investors, Inc.	5.650%	12/15/13	9,750	8,857
	Health Care Property Investors, Inc.	6.300%	9/15/16	3,200	2,889
	Health Care Property Investors, Inc.	6.000%	1/30/17	2,125	1,820
	Health Care Property Investors, Inc.	5.625%	5/1/17	100	81
	Health Care REIT, Inc.	6.000%	11/15/13	250	233
	Health Care REIT, Inc.	6.200%	6/1/16	10,675	9,662
	Hospitality Properties	5.125%	2/15/15	6,245	5,063
	Kimco Realty Corp.	5.783%	3/15/16	1,350	1,251
	Liberty Property LP	5.125%	3/2/15	9,625	8,639
	Liberty Property LP	5.500%	12/15/16	2,425	2,149
	National Retail Properties	6.875%	10/15/17	11,275	10,397
	Nationwide Health Properties, Inc.	6.250%	2/1/13	4,900	4,797
	ProLogis	5.250%	11/15/10	2,475	2,446
	ProLogis	5.500%	3/1/13	2,575	2,509
	ProLogis	5.625%	11/15/15	3,525	3,253
	ProLogis	5.750%	4/1/16	3,225	2,999
	ProLogis	5.625%	11/15/16	3,925	3,592
	Realty Income Corp.	6.750%	8/15/19	6,925	6,448
	Regency Centers LP	6.750%	1/15/12	7,225	7,223
	Regency Centers LP	5.250%	8/1/15	2,800	2,539
	Simon Property Group Inc.	4.875%	8/15/10	7,850	7,800
	Simon Property Group Inc.	5.600%	9/1/11	3,250	3,218
	Simon Property Group Inc.	5.000%	3/1/12	3,975	3,860
	Simon Property Group Inc.	6.350%	8/28/12	55	56
	Simon Property Group Inc.	5.300%	5/30/13	2,725	2,645
	Simon Property Group Inc.	5.625%	8/15/14	150	144
	Simon Property Group Inc.	5.750%	12/1/15	16,025	15,343
	Simon Property Group Inc.	5.250%	12/1/16	16,200	14,775
	Simon Property Group Inc.	5.875%	3/1/17	3,675	3,510
	Simon Property Group Inc.	6.125%	5/30/18	5,250	5,040
	Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	4,250	3,911
	Vornado Realty	5.600%	2/15/11	4,000	3,934
	Other (0.0%)
	XTRA Finance Corp.	5.150%	4/1/17	15,400	15,323
					5,463,167
Industrial (9.2%)
	Basic Industry (0.6%)
	Alcan, Inc.	6.450%	3/15/11	950	986
	Alcan, Inc.	4.875%	9/15/12	1,050	1,016
	Alcan, Inc.	4.500%	5/15/13	7,225	6,959
	Alcan, Inc.	5.200%	1/15/14	875	857
	Alcan, Inc.	5.000%	6/1/15	1,050	999
	Alcan, Inc.	6.125%	12/15/33	8,000	7,253
	Alcoa, Inc.	6.000%	1/15/12	4,225	4,244
	Alcoa, Inc.	5.375%	1/15/13	5,150	5,042
	Alcoa, Inc.	5.720%	2/23/19	5,773	5,397
	Alcoa, Inc.	5.870%	2/23/22	1,577	1,437
	Alcoa, Inc.	5.900%	2/1/27	3,200	2,862
	Aluminum Co. of America	6.750%	1/15/28	750	740
5	ArcelorMittal	5.375%	6/1/13	13,650	13,467
5	ArcelorMittal	6.125%	6/1/18	11,600	11,301

BHP Billiton Finance	4.800%	4/15/13	9,090	8,817
BHP Billiton Finance	5.250%	12/15/15	5,150	4,959
BHP Finance USA Ltd.	5.125%	3/29/12	4,300	4,267
BHP Finance USA Ltd.	5.400%	3/29/17	940	888
Barrick Gold Finance Inc.	4.875%	11/15/14	3,325	3,124
Celulosa Arauco Constitution SA	8.625%	8/15/10	7,825	8,392
Celulosa Arauco Constitution SA	5.625%	4/20/15	2,625	2,550
Commercial Metals Co.	6.500%	7/15/17	2,750	2,802
Dow Chemical Co.	6.125%	2/1/11	12,500	12,890
Dow Chemical Co.	6.000%	10/1/12	2,025	2,080
Dow Chemical Co.	5.700%	5/15/18	1,225	1,200
Dow Chemical Co.	7.375%	11/1/29	3,900	4,160
E.I. du Pont de Nemours & Co.	6.875%	10/15/09	6,200	6,465
E.I. du Pont de Nemours & Co.	4.125%	4/30/10	5,350	5,405
E.I. du Pont de Nemours & Co.	4.750%	11/15/12	3,745	3,770
E.I. du Pont de Nemours & Co.	5.000%	1/15/13	2,225	2,244
E.I. du Pont de Nemours & Co.	4.125%	3/6/13	350	341
E.I. du Pont de Nemours & Co.	5.250%	12/15/16	800	806
E.I. du Pont de Nemours & Co.	6.500%	1/15/28	2,050	2,136
Eastman Chemical Co.	7.250%	1/15/24	675	658
Eastman Chemical Co.	7.600%	2/1/27	2,563	2,713
Falconbridge Ltd.	7.350%	6/5/12	1,275	1,346
Falconbridge Ltd.	5.375%	6/1/15	450	423
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	11,375	11,745
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	14,750	15,598
ICI Wilmington	5.625%	12/1/13	900	906
Inco Ltd.	7.750%	5/15/12	60	64
Inco Ltd.	5.700%	10/15/15	4,300	4,168
Inco Ltd.	7.200%	9/15/32	1,500	1,547
International Paper Co.	4.000%	4/1/10	500	487
International Paper Co.	5.850%	10/30/12	2,893	2,792
International Paper Co.	5.300%	4/1/15	5,650	5,017
International Paper Co.	7.950%	6/15/18	8,650	8,613
Lubrizol Corp.	5.500%	10/1/14	9,650	9,217
Lubrizol Corp.	6.500%	10/1/34	4,835	4,530
Monsanto Co.	7.375%	8/15/12	1,025	1,119
Monsanto Co.	5.125%	4/15/18	3,950	3,862
Newmont Mining	5.875%	4/1/35	3,125	2,669
Noranda, Inc.	7.250%	7/15/12	3,750	3,895
Noranda, Inc.	6.000%	10/15/15	1,450	1,415
Noranda, Inc.	5.500%	6/15/17	6,650	6,255
Nucor Corp.	5.000%	12/1/12	1,000	1,005
Nucor Corp.	5.000%	6/1/13	2,325	2,332
Nucor Corp.	5.750%	12/1/17	1,325	1,323
Nucor Corp.	5.850%	6/1/18	5,250	5,289
Nucor Corp.	6.400%	12/1/37	4,300	4,352
PPG Industries, Inc.	5.750%	3/15/13	4,900	4,964
PPG Industries, Inc.	6.650%	3/15/18	4,350	4,421
Placer Dome, Inc.	6.450%	10/15/35	2,275	2,196
Plum Creek Timber Co.	5.875%	11/15/15	4,275	3,780
Potash Corp. of Saskatchewan	7.750%	5/31/11	10,425	11,230
Potash Corp. of Saskatchewan	4.875%	3/1/13	5,000	4,974
Potash Corp. of Saskatchewan	5.875%	12/1/36	975	919
Praxair, Inc.	6.375%	4/1/12	2,250	2,392
Praxair, Inc.	3.950%	6/1/13	600	575
Praxair, Inc.	5.250%	11/15/14	7,200	7,203
Praxair, Inc.	4.625%	3/30/15	425	408
Praxair, Inc.	5.200%	3/15/17	1,400	1,359
Reliance Steel & Aluminum	6.200%	11/15/16	350	338

	Reliance Steel & Aluminum	6.850%	11/15/36	650	601
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	12,375	12,441
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	11,150	11,165
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	5,425	5,510
	Rohm & Haas Co.	5.600%	3/15/13	150	149
	Rohm & Haas Co.	6.000%	9/15/17	4,900	4,774
3	Rohm & Haas Co.	9.800%	4/15/20	2,381	2,778
	Rohm & Haas Co.	7.850%	7/15/29	2,425	2,611
	Southern Copper Corp.	7.500%	7/27/35	9,050	8,767
	Teck Cominco Ltd.	6.125%	10/1/35	6,525	5,777
	US Steel Corp.	6.050%	6/1/17	4,775	4,465
	US Steel Corp.	7.000%	2/1/18	2,900	2,884
	US Steel Corp.	6.650%	6/1/37	275	247
	Vale Overseas Ltd.	6.250%	1/11/16	2,525	2,468
	Vale Overseas Ltd.	6.250%	1/23/17	5,500	5,349
	Vale Overseas Ltd.	8.250%	1/17/34	2,925	3,151
	Vale Overseas Ltd.	6.875%	11/21/36	16,237	15,263
	Westvaco Corp.	8.200%	1/15/30	1,050	1,011
	Weyerhaeuser Co.	6.750%	3/15/12	16,710	17,180
	Weyerhaeuser Co.	7.375%	3/15/32	8,755	8,789
	Capital Goods (0.9%)
3,5	BAE Systems Asset Trust	7.156%	12/15/11	2,046	2,131
5	BAE Systems Holdings Inc.	5.200%	8/15/15	700	671
	Bemis Co. Inc.	4.875%	4/1/12	1,500	1,475
	Boeing Capital Corp.	7.375%	9/27/10	3,250	3,497
	Boeing Capital Corp.	6.500%	2/15/12	15,175	16,083
	Boeing Capital Corp.	5.800%	1/15/13	6,540	6,899
	Boeing Co.	8.750%	8/15/21	1,450	1,802
	Boeing Co.	7.250%	6/15/25	2,275	2,567
	Boeing Co.	8.750%	9/15/31	975	1,312
	Boeing Co.	6.125%	2/15/33	950	973
	Boeing Co.	6.625%	2/15/38	5,045	5,356
	CRH America Inc.	5.625%	9/30/11	4,375	4,284
	CRH America Inc.	6.950%	3/15/12	6,210	6,191
	CRH America Inc.	5.300%	10/15/13	875	813
	CRH America Inc.	6.000%	9/30/16	15,375	14,231
	CRH America Inc.	6.400%	10/15/33	2,670	2,227
	Caterpillar Financial Services Corp.	4.150%	1/15/10	10,000	10,090
	Caterpillar Financial Services Corp.	4.300%	6/1/10	7,625	7,737
	Caterpillar Financial Services Corp.	5.125%	10/12/11	700	718
	Caterpillar Financial Services Corp.	4.850%	12/7/12	400	402
	Caterpillar Financial Services Corp.	4.250%	2/8/13	4,725	4,611
	Caterpillar Financial Services Corp.	4.750%	2/17/15	5,775	5,656
	Caterpillar Financial Services Corp.	4.625%	6/1/15	3,125	3,029
	Caterpillar, Inc.	6.625%	7/15/28	850	905

Caterpillar, Inc.	7.300%	5/1/31	700	801
Caterpillar, Inc.	6.050%	8/15/36	27,725	27,543
Caterpillar, Inc.	6.950%	5/1/42	1,275	1,394
Caterpillar, Inc.	7.375%	3/1/97	6,150	6,802
Deere & Co.	6.950%	4/25/14	6,595	7,260
Deere & Co.	8.100%	5/15/30	3,755	4,603
Deere & Co.	7.125%	3/3/31	725	813
Dover Corp.	4.875%	10/15/15	2,050	1,992
Dover Corp.	5.450%	3/15/18	8,100	7,950
Dover Corp.	5.375%	10/15/35	650	579
Dover Corp.	6.600%	3/15/38	3,275	3,388
Embraer Overseas Ltd.	6.375%	1/24/17	5,775	5,660
Emerson Electric Co.	7.125%	8/15/10	3,600	3,846
Emerson Electric Co.	4.625%	10/15/12	8,850	8,916
Emerson Electric Co.	4.500%	5/1/13	4,900	4,868
Emerson Electric Co.	5.250%	10/15/18	7,925	7,819
General Dynamics Corp.	4.500%	8/15/10	25	25
General Dynamics Corp.	4.250%	5/15/13	8,615	8,507
General Electric Co.	5.000%	2/1/13	40,815	40,996
General Electric Co.	5.250%	12/6/17	8,125	7,855
Hanson PLC	7.875%	9/27/10	1,425	1,508
Hanson PLC	5.250%	3/15/13	2,250	2,197
Hanson PLC	6.125%	8/15/16	2,250	2,196
Harsco Corp.	5.750%	5/15/18	6,125	6,115
Honeywell International, Inc.	7.500%	3/1/10	1,500	1,589
Honeywell International, Inc.	6.125%	11/1/11	3,125	3,304
Honeywell International, Inc.	5.625%	8/1/12	4,200	4,361
Honeywell International, Inc.	4.250%	3/1/13	1,400	1,382
Honeywell International, Inc.	5.400%	3/15/16	2,400	2,440
Honeywell International, Inc.	5.300%	3/15/17	6,475	6,470
Honeywell International, Inc.	5.300%	3/1/18	700	689
Honeywell International, Inc.	5.700%	3/15/36	2,775	2,649
John Deere Capital Corp	4.950%	12/17/12	3,525	3,546
John Deere Capital Corp.	5.400%	10/17/11	5,675	5,784
John Deere Capital Corp.	5.350%	1/17/12	4,400	4,505
John Deere Capital Corp.	7.000%	3/15/12	14,070	15,161
Joy Global, Inc.	6.000%	11/15/16	2,175	2,164
Lafarge SA	6.150%	7/15/11	675	678
Lafarge SA	6.500%	7/15/16	7,925	7,694
Lafarge SA	7.125%	7/15/36	14,925	13,834
Lockheed Martin Corp.	4.121%	3/14/13	2,875	2,770
Lockheed Martin Corp.	7.650%	5/1/16	5,325	6,023
Lockheed Martin Corp.	7.750%	5/1/26	600	676
Lockheed Martin Corp.	6.150%	9/1/36	12,225	12,097
Martin Marietta Material	6.600%	4/15/18	6,450	6,417
Masco Corp.	5.875%	7/15/12	3,185	3,042
Masco Corp.	4.800%	6/15/15	7,650	6,618
Masco Corp.	6.125%	10/3/16	100	90
Masco Corp.	7.750%	8/1/29	450	423
Masco Corp.	6.500%	8/15/32	2,450	1,993
Minnesota Mining & Manufacturing Corp.	5.125%	11/6/09	1,650	1,698
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	4,325	4,743
Minnesota Mining & Manufacturing Corp.	5.700%	3/15/37	4,050	4,091
Mohawk Industries Inc.	5.750%	1/15/11	7,275	7,239
Mohawk Industries Inc.	6.125%	1/15/16	13,975	13,315
Northrop Grumman Corp.	7.125%	2/15/11	10,850	11,506
Northrop Grumman Corp.	7.750%	3/1/16	700	797
Northrop Grumman Corp.	7.875%	3/1/26	2,600	3,076

	Northrop Grumman Corp.	7.750%	2/15/31	3,365	3,949
	Raytheon Co.	4.850%	1/15/11	250	252
	Raytheon Co.	5.500%	11/15/12	2,600	2,661
	Raytheon Co.	5.375%	4/1/13	2,940	2,992
	Raytheon Co.	6.400%	12/15/18	500	528
	Raytheon Co.	7.200%	8/15/27	4,550	4,948
	Republic Services, Inc.	6.750%	8/15/11	1,875	1,917
	Republic Services, Inc.	6.086%	3/15/35	2,850	2,691
	TRW, Inc.	7.750%	6/1/29	5,850	6,875
	Textron Financial Corp.	4.600%	5/3/10	4,200	4,186
	Textron Financial Corp.	5.125%	11/1/10	12,925	12,990
	Textron Financial Corp.	5.400%	4/28/13	5,925	5,868
	Textron, Inc.	6.500%	6/1/12	8,125	8,506
	Textron, Inc.	5.600%	12/1/17	1,300	1,296
	Tyco International Group SA	6.125%	11/1/08	1,100	1,103
	Tyco International Group SA	6.750%	2/15/11	9,875	10,205
	Tyco International Group SA	6.375%	10/15/11	12,725	13,147
	Tyco International Group SA	6.000%	11/15/13	5,850	5,644
5	Tyco International Group SA	7.000%	12/15/19	2,350	2,419
	United Technologies Corp.	4.375%	5/1/10	1,275	1,297
	United Technologies Corp.	7.125%	11/15/10	250	269
	United Technologies Corp.	6.350%	3/1/11	8,175	8,653
	United Technologies Corp.	4.875%	5/1/15	5,975	5,938
	United Technologies Corp.	5.375%	12/15/17	15,150	15,066
	United Technologies Corp.	8.875%	11/15/19	3,150	4,045
	United Technologies Corp.	6.700%	8/1/28	1,642	1,738
	United Technologies Corp.	7.500%	9/15/29	2,800	3,234
	United Technologies Corp.	5.400%	5/1/35	3,450	3,189
	United Technologies Corp.	6.050%	6/1/36	11,175	11,132
	United Technologies Corp.	6.125%	7/15/38	3,450	3,452
	Vulcan Materials Co.	6.300%	6/15/13	3,200	3,230
	Vulcan Materials Co.	7.000%	6/15/18	5,550	5,641
	WMX Technologies Inc.	7.100%	8/1/26	1,375	1,389
	Waste Management, Inc.	7.375%	8/1/10	875	912
	Waste Management, Inc.	6.375%	11/15/12	800	816
	Waste Management, Inc.	5.000%	3/15/14	500	480
	Waste Management, Inc.	7.750%	5/15/32	525	576
	Communication (2.2%)
	AT&T Inc.	4.125%	9/15/09	10,725	10,735
	AT&T Inc.	5.300%	11/15/10	4,550	4,678
	AT&T Inc.	6.250%	3/15/11	14,890	15,433
	AT&T Inc.	7.300%	11/15/11	10,300	10,914
	AT&T Inc.	5.875%	2/1/12	7,230	7,444
	AT&T Inc.	5.875%	8/15/12	4,995	5,156
	AT&T Inc.	4.950%	1/15/13	6,025	6,003
	AT&T Inc.	5.100%	9/15/14	11,425	11,269
	AT&T Inc.	5.625%	6/15/16	38,400	38,028
	AT&T Inc.	5.500%	2/1/18	9,025	8,744
	AT&T Inc.	5.600%	5/15/18	6,375	6,228
	AT&T Inc.	8.000%	11/15/31	23,755	27,131
	AT&T Inc.	6.450%	6/15/34	6,675	6,659
	AT&T Inc.	6.800%	5/15/36	1,675	1,690
	AT&T Inc.	6.500%	9/1/37	19,925	19,344
	AT&T Inc.	6.300%	1/15/38	19,875	18,787
	AT&T Inc.	6.400%	5/15/38	150	144
	AT&T Wireless	7.875%	3/1/11	24,830	26,433
	AT&T Wireless	8.125%	5/1/12	17,305	18,952
	AT&T Wireless	8.750%	3/1/31	5,030	6,043
	America Movil SA de C.V.	5.500%	3/1/14	2,575	2,533

America Movil SA de C.V.	5.750%	1/15/15	2,625	2,605
America Movil SA de C.V.	6.375%	3/1/35	10,125	9,720
America Movil SA de C.V.	6.125%	11/15/37	5,125	4,766
BellSouth Capital Funding	7.875%	2/15/30	12,950	14,358
BellSouth Corp.	4.200%	9/15/09	2,425	2,440
BellSouth Corp.	4.750%	11/15/12	4,845	4,800
BellSouth Corp.	6.875%	10/15/31	6,275	6,456
BellSouth Corp.	6.550%	6/15/34	6,800	6,734
BellSouth Corp.	6.000%	11/15/34	3,835	3,581
BellSouth Telecommunications	6.375%	6/1/28	8,365	8,314
Belo Corp.	7.250%	9/15/27	340	296
British Sky Broadcasting Corp.	8.200%	7/15/09	1,675	1,729
British Telecommunications PLC	8.625%	12/15/10	8,735	9,389
British Telecommunications PLC	5.150%	1/15/13	2,000	1,952
British Telecommunications PLC	5.950%	1/15/18	7,100	6,786
British Telecommunications PLC	9.125%	12/15/30	13,135	16,015
CBS Corp.	7.875%	7/30/30	575	549
CenturyTel Enterprises	6.875%	1/15/28	925	790
CenturyTel, Inc.	7.875%	8/15/12	2,375	2,488
CenturyTel, Inc.	6.000%	4/1/17	425	383
Cingular Wireless LLC	6.500%	12/15/11	2,850	2,962
Cingular Wireless LLC	7.125%	12/15/31	12,370	12,795
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	6,900	7,636
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	8,861	10,765
Comcast Cable Communications, Inc.	6.875%	6/15/09	1,400	1,429
Comcast Cable Communications, Inc.	6.750%	1/30/11	15,865	16,473
Comcast Cable Communications, Inc.	8.875%	5/1/17	2,825	3,274
Comcast Corp.	5.850%	1/15/10	1,925	1,955
Comcast Corp.	5.500%	3/15/11	1,925	1,935
Comcast Corp.	5.300%	1/15/14	7,825	7,635
Comcast Corp.	6.500%	1/15/15	5,640	5,754
Comcast Corp.	5.850%	11/15/15	1,000	983
Comcast Corp.	5.900%	3/15/16	17,625	17,324
Comcast Corp.	6.300%	11/15/17	16,225	16,246
Comcast Corp.	5.875%	2/15/18	26,925	26,181
Comcast Corp.	7.050%	3/15/33	1,690	1,714
Comcast Corp.	6.500%	11/15/35	10,400	9,978
Comcast Corp.	6.450%	3/15/37	1,875	1,750
Comcast Corp.	6.950%	8/15/37	10,900	10,820
Comcast Corp.	6.400%	5/15/38	150	139
Cox Communications, Inc.	4.625%	1/15/10	1,300	1,286
Cox Communications, Inc.	6.750%	3/15/11	20,400	21,086
Cox Communications, Inc.	7.125%	10/1/12	5,800	6,087
Cox Communications, Inc.	5.450%	12/15/14	11,825	11,389
Cox Communications, Inc.	5.500%	10/1/15	725	696
Deutsche Telekom International Finance	8.500%	6/15/10	24,335	25,721
Deutsche Telekom International Finance	5.250%	7/22/13	8,075	7,869
Deutsche Telekom International Finance	5.750%	3/23/16	9,225	9,150
Deutsche Telekom International Finance	8.750%	6/15/30	21,580	24,772
Embarq Corp.	6.738%	6/1/13	650	628
Embarq Corp.	7.082%	6/1/16	20,625	19,667
Embarq Corp.	7.995%	6/1/36	3,725	3,610
France Telecom	7.750%	3/1/11	15,475	16,462
France Telecom	8.500%	3/1/31	24,575	29,893
GTE Corp.	8.750%	11/1/21	3,760	4,331
GTE Corp.	6.940%	4/15/28	4,620	4,625
Gannett Co., Inc.	6.375%	4/1/12	5,025	4,876
Grupo Televisa SA	6.625%	3/18/25	4,125	4,063

Grupo Televisa SA	8.500%	3/11/32	750	868
Koninklijke KPN NV	8.000%	10/1/10	780	828
Koninklijke KPN NV	8.375%	10/1/30	5,615	6,709
McGraw-Hill Cos. Inc.	5.375%	11/15/12	1,550	1,547
McGraw-Hill Cos. Inc.	5.900%	11/15/17	5,975	5,860
McGraw-Hill Cos. Inc.	6.550%	11/15/37	7,125	6,762
New England Telephone & Telegraph Co.	7.875%	11/15/29	775	861
News America Holdings, Inc.	9.250%	2/1/13	2,841	3,250
News America Holdings, Inc.	8.000%	10/17/16	4,425	4,940
News America Holdings, Inc.	7.700%	10/30/25	900	988
News America Holdings, Inc.	8.150%	10/17/36	2,625	2,966
News America Holdings, Inc.	7.750%	12/1/45	1,775	1,918
News America Inc.	5.300%	12/15/14	5,925	5,814
News America Inc.	7.250%	5/18/18	150	161
News America Inc.	6.550%	3/15/33	275	268
News America Inc.	6.200%	12/15/34	16,765	15,656
News America Inc.	6.400%	12/15/35	16,110	15,258
News America Inc.	6.650%	11/15/37	1,225	1,199
Omnicom Group Inc.	5.900%	4/15/16	925	903
Pacific Bell	7.125%	3/15/26	1,700	1,734
Qwest Communications International Inc.	7.875%	9/1/11	5,250	5,250
Qwest Communications International Inc.	8.875%	3/15/12	5,800	5,931
Qwest Communications International Inc.	7.500%	10/1/14	10,425	10,217
Qwest Communications International Inc.	6.500%	6/1/17	3,875	3,468
R.R. Donnelley & Sons Co.	4.950%	5/15/10	3,400	3,329
R.R. Donnelley & Sons Co.	5.625%	1/15/12	1,850	1,814
R.R. Donnelley & Sons Co.	4.950%	4/1/14	1,275	1,169
R.R. Donnelley & Sons Co.	5.500%	5/15/15	1,585	1,503
R.R. Donnelley & Sons Co.	6.125%	1/15/17	225	216
Reed Elsevier Capital	4.625%	6/15/12	1,375	1,325
Rogers Cable Inc.	5.500%	3/15/14	750	722
Rogers Communications Inc.	7.250%	12/15/12	3,940	4,147
Rogers Wireless Inc.	6.375%	3/1/14	11,700	11,656
TCI Communications, Inc.	8.750%	8/1/15	16,995	19,002
TCI Communications, Inc.	7.875%	2/15/26	425	470
Tele-Communications, Inc.	7.875%	8/1/13	14,425	15,599
Telecom Italia Capital	4.000%	1/15/10	4,300	4,238
Telecom Italia Capital	4.875%	10/1/10	3,400	3,373
Telecom Italia Capital	6.200%	7/18/11	9,600	9,826
Telecom Italia Capital	5.250%	11/15/13	7,660	7,133
Telecom Italia Capital	4.950%	9/30/14	4,000	3,641
Telecom Italia Capital	5.250%	10/1/15	8,425	7,768
Telecom Italia Capital	6.999%	6/4/18	350	353
Telecom Italia Capital	6.375%	11/15/33	5,920	5,267
Telecom Italia Capital	7.200%	7/18/36	3,285	3,178
Telecom Italia Capital	7.721%	6/4/38	2,525	2,613
Telefonica Emisiones SAU	5.984%	6/20/11	9,825	10,038
Telefonica Emisiones SAU	5.855%	2/4/13	2,500	2,556
Telefonica Emisiones SAU	6.421%	6/20/16	16,350	16,635
Telefonica Emisiones SAU	7.045%	6/20/36	15,100	15,995
Telefonica Europe BV	7.750%	9/15/10	12,775	13,450
Telefonica Europe BV	8.250%	9/15/30	5,775	6,794
Telefonos de Mexico SA	4.750%	1/27/10	2,850	2,854
Telefonos de Mexico SA	5.500%	1/27/15	18,725	18,233
Telus Corp.	8.000%	6/1/11	10,000	10,739
Thomson Corp.	6.200%	1/5/12	5,725	5,835
Thomson Corp.	5.950%	7/15/13	2,325	2,335
Thomson Corp.	5.700%	10/1/14	10,025	9,874
Thomson Corp.	6.500%	7/15/18	100	100

	Thomson Corp.	5.500%	8/15/35	1,150	944
	Time Warner Cable Inc.	5.400%	7/2/12	7,050	6,965
	Time Warner Cable Inc.	6.200%	7/1/13	5,250	5,328
	Time Warner Cable Inc.	5.850%	5/1/17	23,095	21,902
	Time Warner Cable Inc.	6.750%	7/1/18	12,800	12,863
	Time Warner Cable Inc.	6.550%	5/1/37	3,700	3,460
	Time Warner Cable Inc.	7.300%	7/1/38	13,250	13,139
	Time Warner Entertainment	10.150%	5/1/12	1,075	1,214
	Time Warner Entertainment	8.875%	10/1/12	850	937
	Time Warner Entertainment	8.375%	3/15/23	2,815	3,050
	Time Warner Entertainment	8.375%	7/15/33	8,735	9,305
	US Cellular	6.700%	12/15/33	3,800	3,457
	US West Communications Group	7.500%	6/15/23	4,575	4,049
	US West Communications Group	6.875%	9/15/33	6,325	5,123
	Verizon Communications Corp.	5.350%	2/15/11	7,950	8,164
	Verizon Communications Corp.	4.350%	2/15/13	50	48
	Verizon Communications Corp.	5.250%	4/15/13	6,025	5,989
	Verizon Communications Corp.	5.550%	2/15/16	11,325	11,063
	Verizon Communications Corp.	5.500%	2/15/18	12,750	12,127
	Verizon Communications Corp.	6.100%	4/15/18	16,200	16,091
	Verizon Communications Corp.	6.250%	4/1/37	2,575	2,428
	Verizon Communications Corp.	6.400%	2/15/38	6,325	5,906
	Verizon Communications Corp.	6.900%	4/15/38	6,875	6,840
	Verizon Global Funding Corp.	7.250%	12/1/10	8,050	8,535
	Verizon Global Funding Corp.	6.875%	6/15/12	17,400	18,594
	Verizon Global Funding Corp.	7.375%	9/1/12	7,975	8,604
	Verizon Global Funding Corp.	4.375%	6/1/13	560	539
	Verizon Global Funding Corp.	7.750%	12/1/30	2,890	3,072
	Verizon Global Funding Corp.	5.850%	9/15/35	17,300	15,511
	Verizon Maryland, Inc.	6.125%	3/1/12	500	509
	Verizon Maryland, Inc.	5.125%	6/15/33	450	359
	Verizon New England, Inc.	6.500%	9/15/11	4,670	4,810
	Verizon New Jersey, Inc.	5.875%	1/17/12	7,815	7,981
	Verizon New York, Inc.	6.875%	4/1/12	3,350	3,511
	Verizon New York, Inc.	7.375%	4/1/32	2,625	2,729
	Verizon Pennsylvania, Inc.	5.650%	11/15/11	11,125	11,212
	Verizon Virginia, Inc.	4.625%	3/15/13	7,325	7,124
	Viacom Inc.	7.700%	7/30/10	5,375	5,603
	Viacom Inc.	6.625%	5/15/11	2,760	2,816
	Viacom Inc.	5.625%	8/15/12	3,700	3,671
	Viacom Inc.	4.625%	5/15/18	500	425
	Viacom Inc.	5.500%	5/15/33	675	554
	Vodafone AirTouch PLC	7.750%	2/15/10	1,955	2,050
	Vodafone AirTouch PLC	7.875%	2/15/30	4,900	5,445
	Vodafone Group PLC	5.350%	2/27/12	1,575	1,593
	Vodafone Group PLC	5.000%	12/16/13	575	557
	Vodafone Group PLC	5.375%	1/30/15	5,775	5,572
	Vodafone Group PLC	5.000%	9/15/15	2,025	1,904
	Vodafone Group PLC	5.750%	3/15/16	7,025	6,947
	Vodafone Group PLC	5.625%	2/27/17	16,275	15,675
	Vodafone Group PLC	6.250%	11/30/32	9,225	8,751
	Vodafone Group PLC	6.150%	2/27/37	4,175	3,899
	WPP Finance USA Corp.	5.875%	6/15/14	3,875	3,725
	Consumer Cyclical (1.3%)
	Best Buy Co.	6.750%	7/15/13	12,100	12,181
	Brinker International	5.750%	6/1/14	1,925	1,725
	CVS Caremark Corp.	4.000%	9/15/09	1,075	1,069
	CVS Caremark Corp.	5.750%	8/15/11	2,025	2,066
3	CVS Caremark Corp.	6.302%	6/1/37	5,325	4,608
	CVS Corp.	4.875%	9/15/14	2,750	2,642
	CVS Corp.	5.750%	6/1/17	1,950	1,914
	CVS Corp.	6.250%	6/1/27	20,975	20,589
	Costco Wholesale Corp.	5.300%	3/15/12	3,625	3,738

Costco Wholesale Corp.	5.500%	3/15/17	11,200	11,299
DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	75	77
DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	1,700	1,706
DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	1,300	1,367
DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	25,535	25,776
DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	29,450	29,728
DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	27,370	28,780
DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	7,600	7,831
DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	9,005	10,324
Darden Restaurants Inc.	5.625%	10/15/12	5,700	5,518
Darden Restaurants Inc.	6.200%	10/15/17	8,350	7,855
Darden Restaurants Inc.	6.800%	10/15/37	3,300	2,812
Federated Retail Holding	5.350%	3/15/12	3,850	3,576
Federated Retail Holding	5.900%	12/1/16	12,875	11,255
Federated Retail Holding	6.375%	3/15/37	2,650	2,064
Home Depot Inc.	3.750%	9/15/09	6,150	6,094
Home Depot Inc.	4.625%	8/15/10	9,800	9,728
Home Depot Inc.	5.200%	3/1/11	1,675	1,671
Home Depot Inc.	5.250%	12/16/13	10,700	10,360
Home Depot Inc.	5.400%	3/1/16	3,950	3,595
Home Depot Inc.	5.875%	12/16/36	9,325	7,619
ITT Corp.	7.375%	11/15/15	12,800	12,616
J.C. Penney Co., Inc.	8.000%	3/1/10	6,625	6,821
J.C. Penney Co., Inc.	7.950%	4/1/17	4,950	5,093
J.C. Penney Co., Inc.	5.750%	2/15/18	700	633
J.C. Penney Co., Inc.	6.375%	10/15/36	7,850	6,643
J.C. Penney Co., Inc.	7.400%	4/1/37	3,275	2,961
Johnson Controls, Inc.	5.250%	1/15/11	3,875	3,922
Johnson Controls, Inc.	6.000%	1/15/36	325	296
Kohl’s Corp.	6.250%	12/15/17	2,775	2,636
Kohl’s Corp.	6.000%	1/15/33	825	657
Kohl’s Corp.	6.875%	12/15/37	2,450	2,219
Limited Brands Inc.	6.125%	12/1/12	3,525	3,365
Limited Brands Inc.	6.900%	7/15/17	7,350	6,670
Limited Brands Inc.	7.600%	7/15/37	3,850	3,434
Lowe’s Cos., Inc.	8.250%	6/1/10	1,000	1,078
Lowe’s Cos., Inc.	5.600%	9/15/12	3,500	3,597
Lowe’s Cos., Inc.	5.000%	10/15/15	3,800	3,749
Lowe’s Cos., Inc.	5.400%	10/15/16	14,325	13,950
Lowe’s Cos., Inc.	6.100%	9/15/17	2,675	2,714
Lowe’s Cos., Inc.	6.875%	2/15/28	460	468
Lowe’s Cos., Inc.	6.500%	3/15/29	4,726	4,600
Lowe’s Cos., Inc.	5.500%	10/15/35	200	169
Lowe’s Cos., Inc.	5.800%	10/15/36	6,100	5,522
Lowe’s Cos., Inc.	6.650%	9/15/37	1,725	1,682
MDC Holdings Inc.	5.500%	5/15/13	3,625	3,437
Macy’s Retail Holdings Inc.	5.750%	7/15/14	4,325	3,928
Macy’s Retail Holdings Inc.	6.650%	7/15/24	2,600	2,104
Macy’s Retail Holdings Inc.	6.790%	7/15/27	2,805	2,341
Macy’s Retail Holdings Inc.	7.000%	2/15/28	1,625	1,370
Macy’s Retail Holdings Inc.	6.625%	4/1/11	3,225	3,182
Macy’s Retail Holdings Inc.	6.900%	4/1/29	7,200	6,061
Marriott International	4.625%	6/15/12	3,925	3,631
Marriott International	5.625%	2/15/13	2,825	2,657
Marriott International	6.200%	6/15/16	1,650	1,545
Marriott International	6.375%	6/15/17	2,000	1,890

McDonald’s Corp.	6.000%	4/15/11	3,385	3,535
McDonald’s Corp.	5.300%	3/15/17	1,000	981
McDonald’s Corp.	5.800%	10/15/17	6,725	6,830
McDonald’s Corp.	5.350%	3/1/18	6,275	6,145
McDonald’s Corp.	6.300%	10/15/37	2,475	2,465
McDonald’s Corp.	6.300%	3/1/38	850	838
Nordstrom, Inc.	6.250%	1/15/18	1,825	1,778
Nordstrom, Inc.	6.950%	3/15/28	1,325	1,247
Nordstrom, Inc.	7.000%	1/15/38	1,250	1,192
Starwood Hotel Resorts	7.875%	5/1/12	3,875	3,851
Starwood Hotel Resorts	6.250%	2/15/13	4,300	4,148
Target Corp.	7.500%	8/15/10	1,700	1,817
Target Corp.	6.350%	1/15/11	2,645	2,774
Target Corp.	5.875%	3/1/12	6,200	6,434
Target Corp.	5.125%	1/15/13	1,600	1,621
Target Corp.	4.000%	6/15/13	200	193
Target Corp.	5.875%	7/15/16	23,050	23,409
Target Corp.	5.375%	5/1/17	4,950	4,809
Target Corp.	6.000%	1/15/18	7,000	7,010
Target Corp.	7.000%	7/15/31	3,035	3,178
Target Corp.	6.350%	11/1/32	7,425	7,344
Target Corp.	6.500%	10/15/37	7,700	7,380
Target Corp.	7.000%	1/15/38	5,475	5,572
The Walt Disney Co.	5.700%	7/15/11	17,375	18,115
The Walt Disney Co.	6.375%	3/1/12	1,250	1,325
The Walt Disney Co.	4.700%	12/1/12	675	681
The Walt Disney Co.	5.625%	9/15/16	7,500	7,669
The Walt Disney Co.	5.875%	12/15/17	6,325	6,573
Time Warner, Inc.	6.750%	4/15/11	9,100	9,365
Time Warner, Inc.	5.500%	11/15/11	6,825	6,765
Time Warner, Inc.	6.875%	5/1/12	6,975	7,142
Time Warner, Inc.	9.125%	1/15/13	825	919
Time Warner, Inc.	5.875%	11/15/16	11,125	10,522
Time Warner, Inc.	9.150%	2/1/23	11,825	13,503
Time Warner, Inc.	7.570%	2/1/24	1,500	1,514
Time Warner, Inc.	6.625%	5/15/29	9,400	8,908
Time Warner, Inc.	7.625%	4/15/31	14,175	14,828
Time Warner, Inc.	7.700%	5/1/32	4,745	4,903
Time Warner, Inc.	6.500%	11/15/36	9,275	8,311
Toll Brothers, Inc.	6.875%	11/15/12	750	731
Toll Brothers, Inc.	5.150%	5/15/15	3,900	3,409
Toyota Motor Credit Corp.	4.250%	3/15/10	16,875	17,172
Toyota Motor Credit Corp.	4.350%	12/15/10	5,475	5,591
Toyota Motor Credit Corp.	5.450%	5/18/11	3,675	3,813
VF Corp.	5.950%	11/1/17	3,125	3,072
VF Corp.	6.450%	11/1/37	2,850	2,700
Viacom Inc.	5.750%	4/30/11	2,175	2,173
Viacom Inc.	6.250%	4/30/16	7,275	7,021
Viacom Inc.	6.125%	10/5/17	2,300	2,228
Viacom Inc.	6.875%	4/30/36	7,600	7,124
Wal-Mart Stores, Inc.	6.875%	8/10/09	1,295	1,344
Wal-Mart Stores, Inc.	4.000%	1/15/10	7,050	7,115
Wal-Mart Stores, Inc.	4.125%	7/1/10	18,700	18,948
Wal-Mart Stores, Inc.	4.125%	2/15/11	35,475	35,626
Wal-Mart Stores, Inc.	4.250%	4/15/13	1,950	1,937
Wal-Mart Stores, Inc.	4.550%	5/1/13	1,700	1,707
Wal-Mart Stores, Inc.	7.250%	6/1/13	800	897
Wal-Mart Stores, Inc.	4.500%	7/1/15	1,050	1,033
Wal-Mart Stores, Inc.	5.375%	4/5/17	2,450	2,480
Wal-Mart Stores, Inc.	5.800%	2/15/18	3,775	3,918

Wal-Mart Stores, Inc.	5.875%	4/5/27	21,675	21,136
Wal-Mart Stores, Inc.	7.550%	2/15/30	14,420	16,422
Wal-Mart Stores, Inc.	5.250%	9/1/35	2,900	2,513
Wal-Mart Stores, Inc.	6.500%	8/15/37	14,125	14,444
Wal-Mart Stores, Inc.	6.200%	4/15/38	5,400	5,321
Western Union Co.	5.400%	11/17/11	4,925	4,898
Western Union Co.	5.930%	10/1/16	5,750	5,625
Western Union Co.	6.200%	11/17/36	3,375	3,087
Yum! Brands, Inc.	6.875%	11/15/37	10,075	9,355
Yum! Brands, Inc.	8.875%	4/15/11	3,475	3,756
Yum! Brands, Inc.	7.700%	7/1/12	3,050	3,276
Yum! Brands, Inc.	6.250%	4/15/16	4,525	4,524
Yum! Brands, Inc.	6.250%	3/15/18	3,400	3,296
Consumer Noncyclical (2.1%)
Abbott Laboratories	3.750%	3/15/11	6,450	6,419
Abbott Laboratories	5.600%	5/15/11	9,000	9,388
Abbott Laboratories	5.150%	11/30/12	8,075	8,253
Abbott Laboratories	4.350%	3/15/14	925	904
Abbott Laboratories	5.875%	5/15/16	19,650	20,341
Abbott Laboratories	5.600%	11/30/17	4,500	4,529
Abbott Laboratories	6.150%	11/30/37	4,400	4,424
Allergan Inc.	5.750%	4/1/16	1,375	1,371
AmerisourceBergen Corp.	5.625%	9/15/12	1,275	1,265
AmerisourceBergen Corp.	5.875%	9/15/15	7,300	7,048
Amgen Inc.	4.000%	11/18/09	6,800	6,832
Amgen Inc.	4.850%	11/18/14	5,975	5,709
Amgen Inc.	5.850%	6/1/17	10,800	10,666
Amgen Inc.	6.375%	6/1/37	4,500	4,320
Amgen Inc.	6.900%	6/1/38	425	435
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	1,500	1,518
Anheuser-Busch Cos., Inc.	4.375%	1/15/13	5,325	5,100
Anheuser-Busch Cos., Inc.	5.600%	3/1/17	6,375	6,067
Anheuser-Busch Cos., Inc.	5.500%	1/15/18	9,825	9,167
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	2,600	2,576
Anheuser-Busch Cos., Inc.	5.750%	4/1/36	5,475	4,690
Anheuser-Busch Cos., Inc.	6.450%	9/1/37	11,625	11,070
Archer-Daniels-Midland Co.	8.375%	4/15/17	625	730
Archer-Daniels-Midland Co.	5.450%	3/15/18	10,725	10,348
Archer-Daniels-Midland Co.	7.000%	2/1/31	3,900	4,173
Archer-Daniels-Midland Co.	5.935%	10/1/32	4,725	4,564
Archer-Daniels-Midland Co.	5.375%	9/15/35	7,775	6,800
Archer-Daniels-Midland Co.	6.450%	1/15/38	1,950	1,917
AstraZeneca PLC	5.400%	9/15/12	17,875	18,277
AstraZeneca PLC	5.400%	6/1/14	3,750	3,839
AstraZeneca PLC	5.900%	9/15/17	15,350	15,731
AstraZeneca PLC	6.450%	9/15/37	20,925	21,315
Baxter Finco, BV	4.750%	10/15/10	6,875	6,986
Baxter International, Inc.	5.900%	9/1/16	2,575	2,633
Baxter International, Inc.	6.250%	12/1/37	4,375	4,387
Biogen Idec Inc.	6.000%	3/1/13	9,775	9,719
Biogen Idec Inc.	6.875%	3/1/18	14,050	14,141
Bottling Group LLC	4.625%	11/15/12	17,010	17,234
Bottling Group LLC	5.000%	11/15/13	2,525	2,539
Bottling Group LLC	5.500%	4/1/16	7,325	7,361
Bristol-Myers Squibb Co.	5.450%	5/1/18	2,725	2,668
Bristol-Myers Squibb Co.	7.150%	6/15/23	750	840
Bristol-Myers Squibb Co.	5.875%	11/15/36	17,450	16,455
Bristol-Myers Squibb Co.	6.125%	5/1/38	2,925	2,819

	Bristol-Myers Squibb Co.	6.875%	8/1/97	1,125	1,129
	Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,950	1,774
	C.R. Bard, Inc.	6.700%	12/1/26	6,300	6,380
	Campbell Soup Co.	6.750%	2/15/11	6,600	6,959
	Cardinal Health, Inc.	5.650%	6/15/12	900	900
	Cardinal Health, Inc.	4.000%	6/15/15	650	588
	Cardinal Health, Inc.	5.800%	10/15/16	2,150	2,125
	Cardinal Health, Inc.	5.850%	12/15/17	1,730	1,693
	Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	4,055	4,684
	Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	3,675	4,190
	Clorox Co.	4.200%	1/15/10	10,600	10,502
	Clorox Co.	5.000%	1/15/15	2,675	2,542
	Coca-Cola Co.	5.350%	11/15/17	13,175	13,231
	Coca-Cola Enterprises Inc.	4.375%	9/15/09	5,100	5,164
	Coca-Cola Enterprises Inc.	4.250%	9/15/10	340	342
	Coca-Cola Enterprises Inc.	6.125%	8/15/11	4,400	4,626
	Coca-Cola Enterprises Inc.	8.500%	2/1/22	3,675	4,500
	Coca-Cola Enterprises Inc.	8.000%	9/15/22	1,550	1,791
	Coca-Cola Enterprises Inc.	7.000%	10/1/26	600	664
	Coca-Cola Enterprises Inc.	6.950%	11/15/26	4,920	5,466
	Coca-Cola HBC Finance	5.125%	9/17/13	670	669
	ConAgra Foods, Inc.	7.875%	9/15/10	5,950	6,299
	ConAgra Foods, Inc.	6.750%	9/15/11	895	936
	ConAgra Foods, Inc.	5.819%	6/15/17	1,176	1,155
	ConAgra Foods, Inc.	9.750%	3/1/21	129	165
	ConAgra Foods, Inc.	7.125%	10/1/26	1,000	1,045
	ConAgra Foods, Inc.	7.000%	10/1/28	875	908
	ConAgra Foods, Inc.	8.250%	9/15/30	1,420	1,640
	Covidien International	5.450%	10/15/12	7,800	7,832
	Covidien International	6.000%	10/15/17	8,025	8,120
	Covidien International	6.550%	10/15/37	5,125	5,145
	Delhaize America Inc.	9.000%	4/15/31	2,800	3,389
	Diageo Capital PLC	7.250%	11/1/09	450	474
	Diageo Capital PLC	4.375%	5/3/10	1,500	1,508
	Diageo Capital PLC	5.200%	1/30/13	10,350	10,416
	Diageo Capital PLC	5.500%	9/30/16	1,700	1,680
	Diageo Capital PLC	5.750%	10/23/17	8,525	8,415
	Diageo Capital PLC	5.875%	9/30/36	1,075	1,025
	Diageo Finance BV	5.300%	10/28/15	7,975	7,860
5	Dr. Pepper Snapple Group	6.120%	5/1/13	2,100	2,112
5	Dr. Pepper Snapple Group	6.820%	5/1/18	5,850	5,924
5	Dr. Pepper Snapple Group	7.450%	5/1/38	1,225	1,279
	Eli Lilly & Co.	6.000%	3/15/12	3,825	4,060
	Eli Lilly & Co.	5.200%	3/15/17	11,900	11,841
	Eli Lilly & Co.	5.500%	3/15/27	6,725	6,504
	Eli Lilly & Co.	5.550%	3/15/37	1,050	986
	Estee Lauder Ace Trust I	6.000%	5/15/37	925	859
	Fortune Brands Inc.	5.125%	1/15/11	3,225	3,182
	Fortune Brands Inc.	5.375%	1/15/16	8,350	7,806
	Fortune Brands Inc.	5.875%	1/15/36	3,625	3,005
	Genentech Inc.	4.400%	7/15/10	1,350	1,371
	Genentech Inc.	4.750%	7/15/15	1,225	1,210
	Genentech Inc.	5.250%	7/15/35	4,100	3,717
	General Mills, Inc.	6.000%	2/15/12	10,907	11,198
	General Mills, Inc.	5.650%	9/10/12	2,975	3,038
	General Mills, Inc.	5.200%	3/17/15	900	889
	General Mills, Inc.	5.700%	2/15/17	16,250	16,107

Gillette Co.	3.800%	9/15/09	1,400	1,410
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	22,550	22,462
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	3,750	3,648
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	22,550	22,312
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	4,450	3,863
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	19,425	19,311
Grand Metropolitan Investment Corp.	9.000%	8/15/11	500	558
Grand Metropolitan Investment Corp.	7.450%	4/15/35	1,075	1,201
H.J. Heinz Co.	6.625%	7/15/11	7,200	7,513
H.J. Heinz Co.	6.750%	3/15/32	3,800	3,678
Hasbro Inc.	6.300%	9/15/17	7,025	6,947
Hershey Foods Corp.	5.450%	9/1/16	1,550	1,551
Hospira, Inc.	4.950%	6/15/09	1,075	1,071
Hospira, Inc.	5.900%	6/15/14	1,925	1,893
Hospira, Inc.	6.050%	3/30/17	250	241
Johnson & Johnson	5.150%	8/15/12	10,250	10,713
Johnson & Johnson	3.800%	5/15/13	5,040	4,993
Johnson & Johnson	5.550%	8/15/17	4,225	4,414
Johnson & Johnson	5.150%	7/15/18	2,000	2,025
Johnson & Johnson	6.950%	9/1/29	1,625	1,900
Johnson & Johnson	4.950%	5/15/33	1,850	1,711
Johnson & Johnson	5.950%	8/15/37	6,500	6,740
Johnson & Johnson	5.850%	7/15/38	5,650	5,764
Kellogg Co.	6.600%	4/1/11	13,775	14,411
Kellogg Co.	5.125%	12/3/12	6,900	6,977
Kellogg Co.	4.250%	3/6/13	5,200	5,062
Kellogg Co.	7.450%	4/1/31	7,065	7,948
Kimberly-Clark Corp.	5.625%	2/15/12	4,950	5,130
Kimberly-Clark Corp.	4.875%	8/15/15	6,250	6,086
Kimberly-Clark Corp.	6.125%	8/1/17	10,450	10,813
Kimberly-Clark Corp.	6.250%	7/15/18	175	185
Kimberly-Clark Corp.	6.625%	8/1/37	1,300	1,378
Kraft Foods, Inc.	4.125%	11/12/09	6,400	6,382
Kraft Foods, Inc.	5.625%	11/1/11	32,325	32,797
Kraft Foods, Inc.	6.250%	6/1/12	5,540	5,670
Kraft Foods, Inc.	5.250%	10/1/13	25	24
Kraft Foods, Inc.	6.500%	8/11/17	15,600	15,620
Kraft Foods, Inc.	6.125%	2/1/18	400	389
Kraft Foods, Inc.	6.125%	8/23/18	8,475	8,195
Kraft Foods, Inc.	6.500%	11/1/31	9,575	9,050
Kraft Foods, Inc.	7.000%	8/11/37	13,700	13,838
Kraft Foods, Inc.	6.875%	1/26/39	3,225	3,154
Kroger Co.	7.250%	6/1/09	4,225	4,334
Kroger Co.	6.800%	4/1/11	2,600	2,718
Kroger Co.	6.750%	4/15/12	10,575	11,068
Kroger Co.	6.200%	6/15/12	3,500	3,622
Kroger Co.	5.500%	2/1/13	2,825	2,841
Kroger Co.	5.000%	4/15/13	4,000	3,921
Kroger Co.	4.950%	1/15/15	3,675	3,482
Kroger Co.	6.400%	8/15/17	4,925	5,079
Kroger Co.	6.800%	12/15/18	4,025	4,218
Kroger Co.	6.150%	1/15/20	4,400	4,389
Kroger Co.	7.700%	6/1/29	9,200	10,195
Kroger Co.	8.000%	9/15/29	1,250	1,410
Kroger Co.	7.500%	4/1/31	3,020	3,148
Kroger Co.	6.900%	4/15/38	3,225	3,325
Laboratory Corp. of America	5.500%	2/1/13	340	330
Laboratory Corp. of America	5.625%	12/15/15	2,975	2,744
McKesson Corp.	7.750%	2/1/12	750	800
Mckesson Corp.	5.250%	3/1/13	12,200	11,890
Medco Health Solutions	6.125%	3/15/13	550	552

	Medco Health Solutions	7.125%	3/15/18	10,325	10,722
	Medtronic Inc.	4.375%	9/15/10	2,775	2,809
	Medtronic Inc.	4.750%	9/15/15	4,750	4,518
	Merck & Co.	5.125%	11/15/11	3,150	3,252
	Merck & Co.	4.375%	2/15/13	4,725	4,743
	Merck & Co.	4.750%	3/1/15	11,925	11,790
	Merck & Co.	6.400%	3/1/28	4,005	4,198
	Merck & Co.	5.950%	12/1/28	2,675	2,632
	Merck & Co.	5.750%	11/15/36	1,300	1,248
	Molson Coors Capital Finance	4.850%	9/22/10	1,975	1,976
	Newell Rubbermaid, Inc.	4.000%	5/1/10	3,225	3,160
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	2,200	2,459
	PepsiAmericas Inc.	5.750%	7/31/12	3,225	3,291
	PepsiAmericas Inc.	4.875%	1/15/15	375	363
	PepsiAmericas Inc.	5.000%	5/15/17	4,600	4,290
	Pepsico, Inc.	5.150%	5/15/12	2,650	2,743
	Pepsico, Inc.	4.650%	2/15/13	6,450	6,538
	Pepsico, Inc.	5.000%	6/1/18	11,525	11,225
	Pfizer, Inc.	4.500%	2/15/14	9,350	9,290
	Pharmacia Corp.	6.500%	12/1/18	750	820
	Pharmacia Corp.	6.600%	12/1/28	775	822
	Philip Morris International Inc	5.650%	5/16/18	16,400	15,975
	Philip Morris International Inc.	4.875%	5/16/13	10,625	10,433
	Philip Morris International Inc.	6.375%	5/16/38	9,150	8,907
	Philips Electronics NV	4.625%	3/11/13	4,750	4,705
	Philips Electronics NV	5.750%	3/11/18	12,275	12,033
	Philips Electronics NV	6.875%	3/11/38	5,900	6,087
	Procter & Gamble Co.	6.875%	9/15/09	19,200	20,032
	Procter & Gamble Co.	4.950%	8/15/14	1,600	1,641
	Procter & Gamble Co.	6.450%	1/15/26	1,825	1,948
	Procter & Gamble Co.	5.800%	8/15/34	3,375	3,384
	Procter & Gamble Co.	5.550%	3/5/37	13,500	12,942
3	Procter & Gamble Co. ESOP	9.360%	1/1/21	13,050	16,295
	Quest Diagnostic, Inc.	5.450%	11/1/15	8,175	7,753
	Quest Diagnostic, Inc.	6.400%	7/1/17	675	668
	Quest Diagnostic, Inc.	6.950%	7/1/37	3,300	3,232
	Reynolds American Inc.	6.500%	7/15/10	2,525	2,576
	Reynolds American Inc.	7.250%	6/1/12	2,525	2,604
	Reynolds American Inc.	7.250%	6/1/13	8,250	8,487
	Reynolds American Inc.	7.625%	6/1/16	4,000	4,165
	Reynolds American Inc.	6.750%	6/15/17	5,800	5,778
	Reynolds American Inc.	7.250%	6/15/37	4,700	4,612
	Safeway, Inc.	4.950%	8/16/10	3,125	3,142
	Safeway, Inc.	6.500%	3/1/11	7,575	7,775
	Safeway, Inc.	5.800%	8/15/12	3,650	3,729
	Safeway, Inc.	6.350%	8/15/17	800	815
	Safeway, Inc.	7.250%	2/1/31	5,700	6,083
	Sara Lee Corp.	6.125%	11/1/32	375	339
	Schering-Plough Corp.	5.550%	12/1/13	14,575	14,683
	Schering-Plough Corp.	6.000%	9/15/17	900	889
	Schering-Plough Corp.	6.750%	12/1/33	9,075	9,254
	Schering-Plough Corp.	6.550%	9/15/37	1,750	1,699
	Sysco Corp.	4.200%	2/12/13	2,225	2,180
	Sysco Corp.	5.250%	2/12/18	1,800	1,796
	Sysco Corp.	5.375%	9/21/35	4,725	4,308
	Teva Pharmaceutical Finance LLC	5.550%	2/1/16	550	537
	Teva Pharmaceutical Finance LLC	6.150%	2/1/36	11,475	11,007
	UST, Inc.	6.625%	7/15/12	800	836
	UST, Inc.	5.750%	3/1/18	3,200	3,181
	Unilever Capital Corp.	7.125%	11/1/10	10,950	11,695

Unilever Capital Corp.	5.900%	11/15/32	3,725	3,595
Whirlpool Corp.	5.500%	3/1/13	14,250	14,071
Wm. Wrigley Jr. Co.	4.300%	7/15/10	5,725	5,730
Wm. Wrigley Jr. Co.	4.650%	7/15/15	5,550	5,378
Wyeth	6.950%	3/15/11	2,450	2,593
Wyeth	5.500%	3/15/13	20,150	20,566
Wyeth	5.500%	2/1/14	7,425	7,285
Wyeth	5.500%	2/15/16	5,750	5,753
Wyeth	5.450%	4/1/17	3,875	3,827
Wyeth	6.450%	2/1/24	1,850	1,902
Wyeth	6.500%	2/1/34	1,975	2,038
Wyeth	6.000%	2/15/36	6,125	5,941
Wyeth	5.950%	4/1/37	23,670	22,760
Energy (1.0%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	975	1,047
Amerada Hess Corp.	6.650%	8/15/11	7,450	7,789
Amerada Hess Corp.	7.875%	10/1/29	6,250	7,169
Amerada Hess Corp.	7.125%	3/15/33	6,475	7,123
Anadarko Finance Co.	6.750%	5/1/11	3,675	3,804
Anadarko Finance Co.	7.500%	5/1/31	985	1,056
Anadarko Petroleum Corp.	5.950%	9/15/16	10,325	10,337
Anadarko Petroleum Corp.	6.450%	9/15/36	17,520	17,431
Apache Corp.	6.250%	4/15/12	1,700	1,775
Apache Corp.	5.250%	4/15/13	1,000	1,010
Apache Corp.	5.625%	1/15/17	1,050	1,065
Apache Corp.	6.000%	1/15/37	6,500	6,431
Apache Finance Canada	7.750%	12/15/29	1,350	1,606
BJ Services Co.	6.000%	6/1/18	3,525	3,517
Baker Hughes, Inc.	6.875%	1/15/29	825	888
Burlington Resources, Inc.	6.680%	2/15/11	4,300	4,539
Burlington Resources, Inc.	6.500%	12/1/11	3,975	4,237
Burlington Resources, Inc.	7.200%	8/15/31	850	967
Burlington Resources, Inc.	7.400%	12/1/31	4,575	5,324
Cameron International Corp.	6.375%	7/15/18	4,250	4,257
Cameron International Corp.	7.000%	7/15/38	5,100	5,075
Canadian Natural Resources	5.450%	10/1/12	5,425	5,455
Canadian Natural Resources	5.150%	2/1/13	1,875	1,880
Canadian Natural Resources	4.900%	12/1/14	5,575	5,390
Canadian Natural Resources	6.000%	8/15/16	5,375	5,412
Canadian Natural Resources	5.700%	5/15/17	6,825	6,671
Canadian Natural Resources	5.900%	2/1/18	5,175	5,126
Canadian Natural Resources	7.200%	1/15/32	5,375	5,799
Canadian Natural Resources	6.450%	6/30/33	6,915	6,815
Canadian Natural Resources	6.500%	2/15/37	9,175	9,070
Canadian Natural Resources	6.250%	3/15/38	5,625	5,342
Canadian Natural Resources	6.750%	2/1/39	1,125	1,132
Conoco Funding Co.	6.350%	10/15/11	24,885	26,359
Conoco Funding Co.	7.250%	10/15/31	350	401
Conoco, Inc.	6.950%	4/15/29	1,230	1,355
ConocoPhillips	8.750%	5/25/10	1,250	1,360
ConocoPhillips	5.900%	10/15/32	1,950	1,928
ConocoPhillips Canada	5.300%	4/15/12	5,025	5,174
ConocoPhillips Canada	5.625%	10/15/16	21,100	21,580
ConocoPhillips Canada	5.950%	10/15/36	3,475	3,490
Devon Energy Corp.	7.950%	4/15/32	5,975	7,074
Devon Financing Corp.	6.875%	9/30/11	10,185	10,783
Devon Financing Corp.	7.875%	9/30/31	8,725	10,236
Diamond Offshore Drilling	4.875%	7/1/15	775	739
EOG Resources Inc.	5.875%	9/15/17	9,250	9,311

	Encana Corp.	4.600%	8/15/09	1,225	1,227
	Encana Corp.	5.900%	12/1/17	9,850	9,828
	Encana Corp.	6.500%	8/15/34	9,025	8,761
	Encana Corp.	6.625%	8/15/37	11,900	12,001
	Encana Corp.	6.500%	2/1/38	1,125	1,109
	Encana Holdings Finance Corp.	5.800%	5/1/14	2,100	2,127
	Halliburton Co.	5.500%	10/15/10	4,100	4,238
	Husky Energy Inc.	6.250%	6/15/12	2,875	2,956
	Husky Energy Inc.	6.150%	6/15/19	1,000	995
	Husky Energy Inc.	6.800%	9/15/37	2,400	2,379
	Kerr McGee Corp.	6.875%	9/15/11	6,850	7,171
	Kerr McGee Corp.	6.950%	7/1/24	11,770	12,270
	Kerr McGee Corp.	7.875%	9/15/31	1,700	2,010
	Lasmo Inc.	7.300%	11/15/27	400	448
	Marathon Oil Corp.	6.125%	3/15/12	9,470	9,716
	Marathon Oil Corp.	6.000%	7/1/12	3,400	3,493
	Marathon Oil Corp.	6.000%	10/1/17	14,500	14,467
	Marathon Oil Corp.	5.900%	3/15/18	1,750	1,727
	Marathon Oil Corp.	6.600%	10/1/37	12,525	12,366
5	Nabors Industries Inc.	6.150%	2/15/18	2,350	2,363
	Nexen, Inc.	5.050%	11/20/13	3,700	3,648
	Nexen, Inc.	5.650%	5/15/17	2,325	2,234
	Nexen, Inc.	7.875%	3/15/32	1,100	1,234
	Nexen, Inc.	5.875%	3/10/35	400	358
	Nexen, Inc.	6.400%	5/15/37	12,975	12,449
	Noble Energy Inc.	8.000%	4/1/27	175	189
	Norsk Hydro	7.250%	9/23/27	6,325	7,220
	Norsk Hydro	7.150%	1/15/29	3,475	3,944
	Occidental Petroleum	6.750%	1/15/12	6,725	7,212
	PanCanadian Energy Corp.	7.200%	11/1/31	7,050	7,429
	Petro-Canada	4.000%	7/15/13	1,675	1,571
	Petro-Canada	7.875%	6/15/26	1,675	1,825
	Petro-Canada	7.000%	11/15/28	1,375	1,354
	Petro-Canada	5.350%	7/15/33	5,975	5,028
	Petro-Canada	5.950%	5/15/35	8,475	7,554
	Petro-Canada	6.800%	5/15/38	2,400	2,343
	Petro-Canada Financial Partnership	5.000%	11/15/14	1,600	1,516
	Petro-Canada Financial Partnership	6.050%	5/15/18	2,400	2,356
	Questar Market Resources	6.050%	9/1/16	3,575	3,467
	Shell International Finance	5.625%	6/27/11	1,000	1,048
	Shell International Finance	4.950%	3/22/12	3,450	3,548
	Shell International Finance	5.200%	3/22/17	3,525	3,622
	Suncor Energy, Inc.	6.100%	6/1/18	3,800	3,839
	Suncor Energy, Inc.	7.150%	2/1/32	1,700	1,784
	Suncor Energy, Inc.	5.950%	12/1/34	150	138
	Suncor Energy, Inc.	6.500%	6/15/38	9,575	9,294
	Suncor Energy, Inc.	6.850%	6/1/39	2,800	2,844
	Sunoco, Inc.	4.875%	10/15/14	1,700	1,608
	Sunoco, Inc.	5.750%	1/15/17	2,300	2,171
	Talisman Energy, Inc.	5.125%	5/15/15	1,400	1,345
	Talisman Energy, Inc.	7.250%	10/15/27	1,050	1,073
	Talisman Energy, Inc.	5.850%	2/1/37	5,500	4,705
	Tosco Corp.	8.125%	2/15/30	18,775	23,100
	Transocean Inc.	5.250%	3/15/13	4,200	4,201
	Transocean Inc.	6.000%	3/15/18	6,325	6,333
	Transocean Inc.	7.500%	4/15/31	2,650	2,903
	Transocean Inc.	6.800%	3/15/38	6,050	6,183
	Valero Energy Corp.	6.875%	4/15/12	17,725	18,399
	Valero Energy Corp.	4.750%	6/15/13	340	324
	Valero Energy Corp.	6.125%	6/15/17	2,000	1,946

	Valero Energy Corp.	7.500%	4/15/32	5,265	5,365
	Valero Energy Corp.	6.625%	6/15/37	5,350	4,900
	Weatherford International Inc.	5.950%	6/15/12	750	771
	Weatherford International Inc.	5.150%	3/15/13	1,550	1,530
	Weatherford International Inc.	6.350%	6/15/17	5,350	5,437
	Weatherford International Inc.	6.000%	3/15/18	2,250	2,227
	Weatherford International Inc.	6.500%	8/1/36	11,125	10,737
	Weatherford International Inc.	6.800%	6/15/37	1,875	1,906
	Weatherford International Inc.	7.000%	3/15/38	1,750	1,795
	XTO Energy, Inc.	5.900%	8/1/12	6,025	6,136
	XTO Energy, Inc.	6.250%	4/15/13	8,575	8,845
	XTO Energy, Inc.	4.900%	2/1/14	525	511
	XTO Energy, Inc.	5.000%	1/31/15	1,725	1,658
	XTO Energy, Inc.	5.300%	6/30/15	1,475	1,430
	XTO Energy, Inc.	6.250%	8/1/17	9,800	9,914
	XTO Energy, Inc.	6.100%	4/1/36	1,300	1,234
	XTO Energy, Inc.	6.750%	8/1/37	10,875	10,904
	XTO Energy, Inc.	6.375%	6/15/38	2,125	2,061
	Technology (0.6%)
	Agilent Technologies Inc.	6.500%	11/1/17	9,300	9,089
	BMC Software Inc.	7.250%	6/1/18	2,775	2,822
	Cisco Systems Inc.	5.250%	2/22/11	36,425	37,441
	Cisco Systems Inc.	5.500%	2/22/16	18,250	18,452
	Computer Sciences Corp.	5.000%	2/15/13	4,575	4,427
5	Computer Sciences Corp.	5.500%	3/15/13	2,075	2,012
5	Computer Sciences Corp.	6.500%	3/15/18	400	400
	Corning Inc.	7.250%	8/15/36	400	403
5	Dell Inc.	4.700%	4/15/13	7,100	6,898
5	Dell Inc.	5.650%	4/15/18	3,875	3,750
5	Dell Inc.	6.500%	4/15/38	3,800	3,712
	Dun & Bradstreet Corp.	6.000%	4/1/13	6,000	5,977
	Electronic Data Systems	7.125%	10/15/09	575	593
	Electronic Data Systems	6.500%	8/1/13	4,650	4,771
	Equifax Inc.	6.300%	7/1/17	1,300	1,250
	Equifax Inc.	7.000%	7/1/37	1,900	1,751
	Fiserv, Inc.	6.125%	11/20/12	11,075	11,026
	Fiserv, Inc.	6.800%	11/20/17	7,075	7,132
	Harris Corp.	5.000%	10/1/15	4,400	4,196
	Harris Corp.	5.950%	12/1/17	225	225
	Hewlett-Packard Co.	5.250%	3/1/12	1,800	1,842
	Hewlett-Packard Co.	6.500%	7/1/12	1,835	1,956
	Hewlett-Packard Co.	4.500%	3/1/13	14,025	13,845
	Hewlett-Packard Co.	5.400%	3/1/17	2,025	1,981
	Hewlett-Packard Co.	5.500%	3/1/18	4,275	4,177
	IBM International Group Capital	5.050%	10/22/12	22,950	23,437
	International Business Machines Corp.	4.950%	3/22/11	5,800	5,949
	International Business Machines Corp.	7.500%	6/15/13	3,575	4,021
	International Business Machines Corp.	5.700%	9/14/17	40,625	41,200
	International Business Machines Corp.	7.000%	10/30/25	720	783
	International Business Machines Corp.	6.220%	8/1/27	6,250	6,264
	International Business Machines Corp.	6.500%	1/15/28	700	719
	International Business Machines Corp.	5.875%	11/29/32	500	486
	International Business Machines Corp.	7.125%	12/1/96	6,735	7,281
	Intuit Inc.	5.400%	3/15/12	2,475	2,423
	Intuit Inc.	5.750%	3/15/17	2,925	2,745
	Lexmark International Inc.	5.900%	6/1/13	3,450	3,362
	Lexmark International Inc.	6.650%	6/1/18	5,575	5,444
	Motorola, Inc.	7.625%	11/15/10	619	641
	Motorola, Inc.	8.000%	11/1/11	725	740

	Motorola, Inc.	5.375%	11/15/12	5,825	5,332
	Motorola, Inc.	6.000%	11/15/17	1,675	1,482
	Motorola, Inc.	7.500%	5/15/25	1,000	932
	Motorola, Inc.	6.500%	9/1/25	1,550	1,157
	Motorola, Inc.	6.500%	11/15/28	500	383
	Motorola, Inc.	6.625%	11/15/37	2,450	1,918
	National Semiconductor	6.150%	6/15/12	750	756
	National Semiconductor	6.600%	6/15/17	7,400	7,414
	Oracle Corp.	5.000%	1/15/11	6,150	6,271
	Oracle Corp.	4.950%	4/15/13	6,350	6,406
	Oracle Corp.	5.250%	1/15/16	9,850	9,717
	Oracle Corp.	5.750%	4/15/18	16,350	16,215
	Oracle Corp.	6.500%	4/15/38	7,100	7,128
	Pitney Bowes, Inc.	4.625%	10/1/12	4,050	4,003
	Pitney Bowes, Inc.	3.875%	6/15/13	3,550	3,410
	Pitney Bowes, Inc.	4.875%	8/15/14	350	343
	Pitney Bowes, Inc.	4.750%	1/15/16	13,750	12,854
	Pitney Bowes, Inc.	5.750%	9/15/17	4,450	4,418
	Pitney Bowes, Inc.	4.750%	5/15/18	375	347
	Pitney Bowes, Inc.	5.250%	1/15/37	550	540
	Science Applications International Corp.	6.250%	7/1/12	1,275	1,323
	Science Applications International Corp.	5.500%	7/1/33	1,775	1,496
	Tyco Electronics Group	6.000%	10/1/12	2,450	2,442
	Tyco Electronics Group	6.550%	10/1/17	9,325	9,472
	Tyco Electronics Group	7.125%	10/1/37	750	782
	Xerox Capital Trust I	8.000%	2/1/27	5,750	5,578
	Xerox Corp.	7.125%	6/15/10	4,000	4,135
	Xerox Corp.	6.875%	8/15/11	2,425	2,506
	Xerox Corp.	5.500%	5/15/12	3,200	3,172
	Xerox Corp.	7.625%	6/15/13	2,400	2,491
	Xerox Corp.	6.400%	3/15/16	5,125	5,127
	Xerox Corp.	6.750%	2/1/17	3,700	3,738
	Xerox Corp.	6.350%	5/15/18	9,625	9,450
	Transportation (0.4%)
3	American Airlines, Inc.	6.855%	4/15/09	1,197	1,173
	American Airlines, Inc.	7.024%	10/15/09	8,250	7,961
	American Airlines, Inc.	7.858%	10/1/11	1,675	1,554
	Burlington Northern Santa Fe Corp.	7.125%	12/15/10	500	529
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	3,720	3,894
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	3,375	3,473
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	2,925	2,879
	Burlington Northern Santa Fe Corp.	5.750%	3/15/18	4,100	4,022
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	6,400	6,643
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	7,275	7,041
	Burlington Northern Santa Fe Corp.	6.150%	5/1/37	5,400	5,076
	CNF, Inc.	6.700%	5/1/34	4,150	3,696
	CSX Corp.	6.750%	3/15/11	2,450	2,537
	CSX Corp.	6.300%	3/15/12	1,775	1,813
	CSX Corp.	5.750%	3/15/13	125	124
	CSX Corp.	6.250%	4/1/15	2,750	2,707
	CSX Corp.	5.600%	5/1/17	1,875	1,747
	CSX Corp.	6.250%	3/15/18	300	290
	CSX Corp.	7.950%	5/1/27	325	335
	CSX Corp.	6.000%	10/1/36	7,550	6,132
	CSX Corp.	6.150%	5/1/37	2,750	2,292
	CSX Corp.	7.450%	4/1/38	2,350	2,300
	Canadian National Railway Co.	6.375%	10/15/11	1,075	1,122
	Canadian National Railway Co.	4.400%	3/15/13	3,175	3,100
	Canadian National Railway Co.	4.950%	1/15/14	700	699
	Canadian National Railway Co.	5.800%	6/1/16	950	960

	Canadian National Railway Co.	5.850%	11/15/17	1,425	1,449
	Canadian National Railway Co.	6.800%	7/15/18	10,750	11,660
	Canadian National Railway Co.	6.900%	7/15/28	700	752
	Canadian National Railway Co.	6.250%	8/1/34	1,925	1,940
	Canadian National Railway Co.	6.200%	6/1/36	3,025	3,029
	Canadian Pacific Rail	6.250%	10/15/11	10,950	11,147
	Canadian Pacific Rail	7.125%	10/15/31	550	540
	Canadian Pacific Rail	5.950%	5/15/37	1,200	1,028
	Continental Airlines, Inc.	6.563%	2/15/12	2,450	2,205
3	Continental Airlines, Inc.	6.648%	9/15/17	8,535	7,724
3	Continental Airlines, Inc.	6.900%	1/2/18	3,513	3,161
3	Continental Airlines, Inc.	6.545%	2/2/19	522	470
3	Continental Airlines, Inc.	5.983%	4/19/22	750	602
	Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/12	4,100	3,670
3	Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/23	3,814	3,127
	Delta Air Lines, Inc.	7.111%	9/18/11	4,100	3,752
3	Delta Air Lines, Inc.	6.821%	8/10/22	5,837	4,932
	FedEx Corp.	5.500%	8/15/09	4,075	4,132
	Norfolk Southern Corp.	6.750%	2/15/11	6,000	6,285
	Norfolk Southern Corp.	5.257%	9/17/14	45	44
	Norfolk Southern Corp.	7.700%	5/15/17	6,375	7,143
5	Norfolk Southern Corp.	5.750%	4/1/18	1,750	1,748
	Norfolk Southern Corp.	9.750%	6/15/20	1,696	2,128
	Norfolk Southern Corp.	5.590%	5/17/25	634	576
	Norfolk Southern Corp.	7.800%	5/15/27	2,495	2,842
	Norfolk Southern Corp.	5.640%	5/17/29	2,205	2,028
	Norfolk Southern Corp.	7.050%	5/1/37	13,325	14,330
	Norfolk Southern Corp.	7.900%	5/15/97	2,075	2,335
	Ryder System Inc.	5.950%	5/2/11	3,375	3,407
	Ryder System Inc.	5.850%	3/1/14	2,000	1,972
	Ryder System Inc.	5.850%	11/1/16	1,950	1,856
	Southwest Airlines Co.	6.500%	3/1/12	7,950	7,738
	Southwest Airlines Co.	5.250%	10/1/14	275	250
	Southwest Airlines Co.	5.750%	12/15/16	3,950	3,527
	Southwest Airlines Co.	5.125%	3/1/17	850	719
3	Southwest Airlines Co.	6.150%	8/1/22	2,064	1,955
	Union Pacific Corp.	3.625%	6/1/10	2,040	2,008
	Union Pacific Corp.	6.650%	1/15/11	6,005	6,264
	Union Pacific Corp.	6.125%	1/15/12	200	206
	Union Pacific Corp.	6.500%	4/15/12	2,383	2,496
	Union Pacific Corp.	5.450%	1/31/13	2,750	2,757
	Union Pacific Corp.	7.000%	2/1/16	450	478
	Union Pacific Corp.	5.650%	5/1/17	5,200	5,100
	Union Pacific Corp.	5.750%	11/15/17	10,325	10,192
	Union Pacific Corp.	5.700%	8/15/18	5,050	4,913
	Union Pacific Corp.	6.625%	2/1/29	1,450	1,475
3	Union Pacific Railroad Co.	6.176%	1/2/31	1,562	1,515
3	United Air Lines Inc.	6.636%	7/2/22	2,602	2,148
	United Parcel Service of America	4.500%	1/15/13	2,750	2,748
	United Parcel Service of America	5.500%	1/15/18	4,175	4,237
	United Parcel Service of America	6.200%	1/15/38	4,875	4,922
	Other (0.1%)
	Black & Decker Corp.	7.125%	6/1/11	500	520
	Black & Decker Corp.	5.750%	11/15/16	2,950	2,812
	Cintas Corp.	6.125%	12/1/17	2,925	2,970
	Cooper Industries, Inc.	5.250%	11/15/12	4,425	4,428
	Cooper Industries, Inc.	5.450%	4/1/15	2,450	2,453
	Danaher Corp.	5.625%	1/15/18	2,850	2,847

Eaton Corp.	4.900%	5/15/13	3,850	3,830
Eaton Corp.	5.600%	5/15/18	2,700	2,674
Parker-Hannifin Corp.	5.500%	5/15/18	1,600	1,599
Parker-Hannifin Corp.	6.250%	5/15/38	1,950	1,979
Rockwell Automation	5.650%	12/1/17	2,100	2,103
Rockwell Automation	6.700%	1/15/28	1,275	1,366
Rockwell Automation	6.250%	12/1/37	4,700	4,707
				5,820,788
Utilities (2.0%)
Electric (1.5%)
AEP Texas Central Co.	6.650%	2/15/33	2,775	2,716
Alabama Power Co.	4.850%	12/15/12	2,400	2,410
Alabama Power Co.	5.500%	10/15/17	3,975	4,009
American Electric Power Co., Inc.	5.375%	3/15/10	925	934
American Electric Power Co., Inc.	5.250%	6/1/15	875	843
American Water Capital Corp.	6.085%	10/15/17	8,800	8,470
American Water Capital Corp.	6.593%	10/15/37	6,300	5,765
Appalachian Power Co.	7.000%	4/1/38	6,900	6,832
Arizona Public Service Co.	6.375%	10/15/11	800	823
Arizona Public Service Co.	5.800%	6/30/14	725	692
Arizona Public Service Co.	4.650%	5/15/15	925	818
Arizona Public Service Co.	5.500%	9/1/35	700	537
Baltimore Gas & Electric Co.	5.900%	10/1/16	4,250	4,094
Baltimore Gas & Electric Co.	6.350%	10/1/36	625	570
Carolina Power & Light Co.	6.500%	7/15/12	1,250	1,318
Carolina Power & Light Co.	5.125%	9/15/13	405	410
Carolina Power & Light Co.	6.300%	4/1/38	2,750	2,776
CenterPoint Energy Houston	5.700%	3/15/13	16,935	17,156
CenterPoint Energy Houston	5.750%	1/15/14	500	506
CenterPoint Energy Houston	6.950%	3/15/33	400	408
Cincinnati Gas & Electric Co.	5.700%	9/15/12	4,925	5,026
Cleveland Electric Illumination Co.	7.880%	11/1/17	1,375	1,513
Columbus Southern Power	5.850%	10/1/35	8,300	7,254
Commonwealth Edison Co.	6.150%	3/15/12	2,025	2,079
Commonwealth Edison Co.	5.950%	8/15/16	14,530	14,409
Commonwealth Edison Co.	6.150%	9/15/17	15,025	15,096
Commonwealth Edison Co.	5.875%	2/1/33	590	550
Commonwealth Edison Co.	5.900%	3/15/36	800	733
Commonwealth Edison Co.	6.450%	1/15/38	3,875	3,810
Connecticut Light & Power Co.	6.350%	6/1/36	6,975	6,644
Consolidated Edison Co. of New York	4.875%	2/1/13	3,715	3,675
Consolidated Edison Co. of New York	5.375%	12/15/15	1,600	1,609
Consolidated Edison Co. of New York	5.500%	9/15/16	6,200	6,211
Consolidated Edison Co. of New York	5.300%	3/1/35	2,450	2,091
Consolidated Edison Co. of New York	5.850%	3/15/36	2,325	2,143
Consolidated Edison Co. of New York	6.200%	6/15/36	3,575	3,456
Consolidated Edison Co. of New York	6.300%	8/15/37	7,000	6,854
Consolidated Edison Co. of New York	6.750%	4/1/38	2,700	2,803
Constellation Energy Group, Inc.	6.125%	9/1/09	875	887
Constellation Energy Group, Inc.	7.000%	4/1/12	1,275	1,333
Constellation Energy Group, Inc.	4.550%	6/15/15	18,050	16,115
Constellation Energy Group, Inc.	7.600%	4/1/32	2,390	2,465
Consumers Energy Co.	5.000%	2/15/12	2,500	2,456
Consumers Energy Co.	5.375%	4/15/13	5,175	5,204
Consumers Energy Co.	5.500%	8/15/16	1,925	1,884
Consumers Energy Co.	5.650%	4/15/20	1,000	956
DTE Energy Co.	7.050%	6/1/11	1,150	1,202
DTE Energy Co.	6.375%	4/15/33	275	259
Detroit Edison Co.	6.125%	10/1/10	2,730	2,857

	Detroit Edison Co.	5.700%	10/1/37	1,000	929
	Dominion Resources, Inc.	4.750%	12/15/10	2,225	2,241
	Dominion Resources, Inc.	6.250%	6/30/12	2,790	2,879
	Dominion Resources, Inc.	5.700%	9/17/12	850	871
	Dominion Resources, Inc.	5.150%	7/15/15	19,050	18,470
	Dominion Resources, Inc.	6.000%	11/30/17	4,475	4,399
	Dominion Resources, Inc.	6.400%	6/15/18	825	833
	Dominion Resources, Inc.	6.300%	3/15/33	1,675	1,595
	Dominion Resources, Inc.	5.250%	8/1/33	3,225	3,163
	Dominion Resources, Inc.	5.950%	6/15/35	9,150	8,332
	Dominion Resources, Inc.	7.000%	6/15/38	550	560
3	Dominion Resources, Inc.	7.500%	6/30/66	4,325	4,044
3	Dominion Resources, Inc.	6.300%	9/30/66	2,750	2,505
	Duke Energy Carolinas LLC	6.100%	6/1/37	10,725	10,237
	Duke Energy Carolinas LLC	6.000%	1/15/38	625	606
	Duke Energy Carolinas LLC	6.050%	4/15/38	3,275	3,222
	Duke Energy Corp.	6.250%	1/15/12	10,107	10,528
	Duke Energy Corp.	6.000%	12/1/28	1,900	1,859
	Duke Energy Corp.	6.450%	10/15/32	1,500	1,541
	El Paso Electric Co.	6.000%	5/15/35	2,200	1,881
	Empresa Nacional Electric	8.350%	8/1/13	775	856
	Energy East Corp.	6.750%	6/15/12	6,050	6,296
	Energy East Corp.	6.750%	7/15/36	4,275	4,100
5	Entergy Gulf States, Inc.	6.000%	5/1/18	10,525	10,424
	Exelon Corp.	6.750%	5/1/11	500	511
	Exelon Corp.	4.900%	6/15/15	5,200	4,773
	Exelon Corp.	5.625%	6/15/35	935	828
	FPL Group Capital, Inc.	7.375%	6/1/09	2,675	2,760
	FPL Group Capital, Inc.	5.625%	9/1/11	3,975	4,100
	FPL Group Capital, Inc.	5.350%	6/15/13	5,625	5,713
3	FPL Group Capital, Inc.	6.350%	10/1/66	2,600	2,290
3	FPL Group Capital, Inc.	6.650%	6/15/67	3,200	2,884
	FirstEnergy Corp.	6.450%	11/15/11	41,855	42,685
	FirstEnergy Corp.	7.375%	11/15/31	11,540	12,411
	Florida Power & Light Co.	4.850%	2/1/13	3,000	3,013
	Florida Power & Light Co.	5.550%	11/1/17	2,275	2,319
	Florida Power & Light Co.	5.950%	10/1/33	50	50
	Florida Power & Light Co.	5.625%	4/1/34	4,450	4,261
	Florida Power & Light Co.	4.950%	6/1/35	4,425	3,846
	Florida Power & Light Co.	5.400%	9/1/35	2,400	2,230
	Florida Power & Light Co.	6.200%	6/1/36	4,700	4,873
	Florida Power & Light Co.	5.650%	2/1/37	4,725	4,452
	Florida Power & Light Co.	5.850%	5/1/37	2,450	2,423
	Florida Power & Light Co.	5.950%	2/1/38	4,075	4,059
	Florida Power Corp.	4.500%	6/1/10	3,825	3,864
	Florida Power Corp.	4.800%	3/1/13	12,175	12,079
	Florida Power Corp.	5.650%	6/15/18	3,725	3,773
	Florida Power Corp.	6.350%	9/15/37	5,300	5,393
	Florida Power Corp.	6.400%	6/15/38	4,200	4,251
	Georgia Power Co.	5.700%	6/1/17	1,575	1,589
	Georgia Power Co.	5.650%	3/1/37	425	400
	Illinois Power	6.125%	11/15/17	1,475	1,418
	Illinois Power	6.250%	4/1/18	5,700	5,526
	Indiana Michigan Power Co.	6.050%	3/15/37	7,475	6,618
3	Integrys Energy Group	6.110%	12/1/66	5,150	4,324
	Jersey Central Power & Light	5.625%	5/1/16	3,575	3,400
	Jersey Central Power & Light	5.650%	6/1/17	2,250	2,151
	Kansas City Power & Light	6.050%	11/15/35	2,075	1,830
	MidAmerican Energy Co.	5.650%	7/15/12	3,200	3,288
	MidAmerican Energy Co.	5.125%	1/15/13	7,875	7,933

	MidAmerican Energy Co.	5.950%	7/15/17	1,675	1,724
	MidAmerican Energy Co.	5.300%	3/15/18	550	533
	MidAmerican Energy Co.	6.750%	12/30/31	5,475	5,721
	MidAmerican Energy Co.	5.750%	11/1/35	1,700	1,587
	MidAmerican Energy Holdings Co.	5.875%	10/1/12	7,020	7,268
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	1,425	1,393
5	MidAmerican Energy Holdings Co.	5.750%	4/1/18	3,750	3,722
	MidAmerican Energy Holdings Co.	8.480%	9/15/28	700	800
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	20,850	20,033
	MidAmerican Energy Holdings Co.	5.950%	5/15/37	7,025	6,568
	MidAmerican Energy Holdings Co.	6.500%	9/15/37	5,075	5,122
	NStar Electric Co.	4.875%	4/15/14	2,200	2,177
	NStar Electric Co.	5.625%	11/15/17	5,650	5,750
	National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	18,810	19,989
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	4,400	4,450
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	2,125	2,056
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	2,725	2,673
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	5,460	5,324
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	4,000	4,677
	Nevada Power Co.	6.750%	7/1/37	1,500	1,485
	NiSource Finance Corp.	7.875%	11/15/10	6,660	6,978
	NiSource Finance Corp.	5.400%	7/15/14	1,350	1,278
	NiSource Finance Corp.	5.250%	9/15/17	1,525	1,367
	NiSource Finance Corp.	6.400%	3/15/18	850	818
	NiSource Finance Corp.	6.800%	1/15/19	150	146
	NiSource Finance Corp.	5.450%	9/15/20	1,675	1,450
	Northern States Power Co.	5.250%	3/1/18	2,325	2,294
	Northern States Power Co.	5.250%	7/15/35	425	383
	Northern States Power Co.	6.250%	6/1/36	2,275	2,358
	Northern States Power Co.	6.200%	7/1/37	3,600	3,699
	Ohio Edison	6.400%	7/15/16	4,650	4,699
	Ohio Power Co.	6.000%	6/1/16	3,975	3,906
	Oncor Electric Delivery Co.	6.375%	5/1/12	3,650	3,698
	Oncor Electric Delivery Co.	6.375%	1/15/15	7,175	7,079
	Oncor Electric Delivery Co.	7.000%	9/1/22	600	585
	Oncor Electric Delivery Co.	7.000%	5/1/32	2,125	2,070
	Oncor Electric Delivery Co.	7.250%	1/15/33	4,475	4,486
	PECO Energy Co.	5.350%	3/1/18	2,000	1,951
	PPL Energy Supply LLC	6.400%	11/1/11	12,350	12,649
	PPL Energy Supply LLC	5.400%	8/15/14	1,000	956
	PPL Energy Supply LLC	6.200%	5/15/16	3,825	3,691
	PPL Energy Supply LLC	6.500%	5/1/18	2,550	2,482
	PPL Energy Supply LLC	6.000%	12/15/36	2,050	1,806
	PSE&G Power LLC	7.750%	4/15/11	1,075	1,145
	PSE&G Power LLC	6.950%	6/1/12	17,025	17,797
	PSE&G Power LLC	5.500%	12/1/15	5,500	5,264
	PSE&G Power LLC	8.625%	4/15/31	400	493
	PSI Energy Inc.	5.000%	9/15/13	200	198
	PSI Energy Inc.	6.050%	6/15/16	425	432
	PSI Energy Inc.	6.120%	10/15/35	1,400	1,319
	PacifiCorp	6.900%	11/15/11	7,600	8,154
	PacifiCorp	7.700%	11/15/31	1,250	1,449
	PacifiCorp	5.250%	6/15/35	50	43
	PacifiCorp	6.250%	10/15/37	800	786
	Pacific Gas & Electric Co.	4.200%	3/1/11	20,575	20,401
	Pacific Gas & Electric Co.	4.800%	3/1/14	5,125	4,976
	Pacific Gas & Electric Co.	5.625%	11/30/17	4,150	4,118

	Pacific Gas & Electric Co.	6.050%	3/1/34	15,055	14,525
	Pacific Gas & Electric Co.	5.800%	3/1/37	8,300	7,826
	Pennsylvania Electric Co.	6.050%	9/1/17	2,775	2,684
	Pepco Holdings, Inc.	6.450%	8/15/12	8,075	8,193
	Pepco Holdings, Inc.	7.450%	8/15/32	1,475	1,575
	Potomac Electric Power	6.500%	11/15/37	1,000	996
	Progress Energy, Inc.	7.100%	3/1/11	6,686	7,033
	Progress Energy, Inc.	6.850%	4/15/12	2,200	2,323
	Progress Energy, Inc.	5.625%	1/15/16	1,375	1,373
	Progress Energy, Inc.	7.750%	3/1/31	1,800	2,070
	Progress Energy, Inc.	7.000%	10/30/31	5,650	5,987
	Public Service Co. of Colorado	7.875%	10/1/12	9,800	10,928
	Public Service Co. of Colorado	5.500%	4/1/14	65	67
	Public Service Co. of Colorado	6.250%	9/1/37	1,850	1,919
	Public Service Co. of Oklahoma	6.625%	11/15/37	5,550	5,373
	Public Service Electric & Gas	5.250%	7/1/35	325	289
	Public Service Electric & Gas	5.800%	5/1/37	7,825	7,633
	Puget Sound Energy Inc.	5.483%	6/1/35	950	799
	Puget Sound Energy Inc.	6.274%	3/15/37	5,275	4,940
	SCANA Corp.	6.875%	5/15/11	7,825	8,178
	Sierra Pacific Power Co.	6.000%	5/15/16	2,925	2,901
	Sierra Pacific Power Co.	6.750%	7/1/37	5,000	4,889
	South Carolina Electric & Gas Co.	6.625%	2/1/32	2,750	2,926
	South Carolina Electric & Gas Co.	5.300%	5/15/33	220	199
	South Carolina Electric & Gas Co.	6.050%	1/15/38	1,475	1,430
	Southern California Edison Co.	5.000%	1/15/14	3,450	3,422
	Southern California Edison Co.	4.650%	4/1/15	1,500	1,453
	Southern California Edison Co.	5.000%	1/15/16	2,025	2,001
	Southern California Edison Co.	6.000%	1/15/34	1,400	1,413
	Southern California Edison Co.	5.750%	4/1/35	1,025	1,000
	Southern California Edison Co.	5.350%	7/15/35	5,450	4,987
	Southern California Edison Co.	5.625%	2/1/36	8,175	7,734
	Southern California Edison Co.	5.550%	1/15/37	9,875	9,235
	Southern Co.	5.300%	1/15/12	2,075	2,109
	Southern Power Co.	6.250%	7/15/12	4,155	4,329
	Southern Power Co.	4.875%	7/15/15	7,925	7,475
	Southwestern Electric Power	5.550%	1/15/17	500	470
	Southwestern Electric Power	6.450%	1/15/19	4,575	4,536
	Tampa Electric Co.	6.550%	5/15/36	3,675	3,592
	Toledo Edison Co.	6.150%	5/15/37	400	354
	Transalta Corp.	6.650%	5/15/18	1,550	1,528
	Union Electric Co.	5.400%	2/1/16	3,950	3,754
	Virginia Electric & Power Co.	5.100%	11/30/12	675	674
	Virginia Electric & Power Co.	5.400%	1/15/16	1,100	1,081
	Virginia Electric & Power Co.	6.000%	1/15/36	8,325	7,867
	Virginia Electric & Power Co.	6.000%	5/15/37	3,125	2,931
	Virginia Electric & Power Co.	6.350%	11/30/37	2,275	2,237
	Wisconsin Electric Power Co.	5.625%	5/15/33	1,175	1,082
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,025	979
	Wisconsin Energy Corp.	6.500%	4/1/11	10,750	11,231
3	Wisconsin Energy Corp.	6.250%	5/15/67	16,950	14,720
	Wisconsin Power & Light Co.	6.375%	8/15/37	5,050	5,081
	Xcel Energy, Inc.	5.613%	4/1/17	736	718
	Xcel Energy, Inc.	6.500%	7/1/36	3,600	3,541
	Natural Gas (0.5%)
	AGL Capital Corp.	7.125%	1/14/11	2,350	2,448
	AGL Capital Corp.	6.000%	10/1/34	150	131
	Atmos Energy Corp.	4.000%	10/15/09	5,175	5,128
	Atmos Energy Corp.	4.950%	10/15/14	2,630	2,490
	Boardwalk Pipelines LLC	5.500%	2/1/17	4,025	3,758

	British Transco Finance	6.625%	6/1/18	1,650	1,655
	Buckeye Partners LP	6.050%	1/15/18	450	443
	CenterPoint Energy Resources	7.875%	4/1/13	4,030	4,317
	CenterPoint Energy Resources	6.150%	5/1/16	1,375	1,364
	Consolidated Natural Gas	6.250%	11/1/11	8,800	9,135
	Consolidated Natural Gas	5.000%	12/1/14	5,650	5,472
	Duke Capital Corp.	7.500%	10/1/09	500	517
	Duke Capital Corp.	6.250%	2/15/13	1,375	1,408
	Duke Capital Corp.	5.500%	3/1/14	3,825	3,729
	Duke Capital Corp.	5.668%	8/15/14	250	245
	Duke Capital Corp.	6.750%	2/15/32	2,800	2,695
	Duke Energy Field Services	7.875%	8/16/10	4,600	4,837
	Duke Energy Field Services	8.125%	8/16/30	225	246
	El Paso Natural Gas Co.	5.950%	4/15/17	2,625	2,516
5	Enbridge Energy Partners	6.500%	4/15/18	2,850	2,847
5	Enbridge Energy Partners	7.500%	4/15/38	6,625	6,926
	Enbridge Inc.	5.600%	4/1/17	375	361
	Energy Transfer Partners LP	5.650%	8/1/12	5,475	5,516
	Energy Transfer Partners LP	5.950%	2/1/15	8,200	8,090
	Energy Transfer Partners LP	6.125%	2/15/17	1,425	1,379
	Energy Transfer Partners LP	6.625%	10/15/36	1,750	1,676
	Energy Transfer Partners LP	7.500%	7/1/38	725	745
*	Enron Corp.	7.625%	9/10/04	2,000	60
*	Enron Corp.	6.625%	11/15/05	1,375	41
*	Enron Corp.	7.125%	5/15/07	8,646	259
*	Enron Corp.	6.875%	10/15/07	8,500	255
*	Enron Corp.	6.750%	8/1/09	6,445	193
	Enterprise Products Operating LP	4.625%	10/15/09	500	499
	Enterprise Products Operating LP	4.950%	6/1/10	4,475	4,488
	Enterprise Products Operating LP	5.650%	4/1/13	4,425	4,417
	Enterprise Products Operating LP	5.600%	10/15/14	4,600	4,485
	Enterprise Products Operating LP	6.300%	9/15/17	11,150	11,148
	Enterprise Products Operating LP	6.500%	1/31/19	3,525	3,538
	Enterprise Products Operating LP	6.875%	3/1/33	1,775	1,727
	Enterprise Products Operating LP	6.650%	10/15/34	150	145
	Equitable Resources Inc.	6.500%	4/1/18	14,650	14,564
*	HNG Internorth	9.625%	3/15/06	4,680	140
	KeySpan Corp.	7.625%	11/15/10	1,400	1,497
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	975	1,005
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	6,885	7,233
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	7,375	7,432
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	4,575	4,408
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	2,050	1,948
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	40	39
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	2,325	2,267
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	250	261
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	650	613
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	7,945	7,966
	Magellan Midstream Partners, LP	5.650%	10/15/16	1,025	973
	National Grid PLC	6.300%	8/1/16	9,800	9,720
	NuStar Energy LP	7.650%	4/15/18	5,775	5,849
	ONEOK Inc.	5.200%	6/15/15	3,500	3,318
	ONEOK Inc.	6.000%	6/15/35	2,800	2,484
	ONEOK Partners, LP	5.900%	4/1/12	3,325	3,353
	ONEOK Partners, LP	6.150%	10/1/16	5,350	5,305
	ONEOK Partners, LP	6.650%	10/1/36	14,700	14,019
	ONEOK Partners, LP	6.850%	10/15/37	5,900	5,783
	Panhandle Eastern Pipeline	6.200%	11/1/17	9,525	8,989
	Panhandle Eastern Pipeline	7.000%	6/15/18	1,375	1,372
	Plains All American Pipeline LP	6.650%	1/15/37	1,325	1,227

	Reliant Energy Resources	7.750%	2/15/11	1,000	1,057
	San Diego Gas & Electric	5.300%	11/15/15	2,525	2,528
	San Diego Gas & Electric	5.350%	5/15/35	950	869
	San Diego Gas & Electric	6.125%	9/15/37	325	325
	Sempra Energy	7.950%	3/1/10	1,075	1,134
	Sempra Energy	6.000%	2/1/13	900	920
	Sempra Energy	6.150%	6/15/18	100	100
	Southern California Gas Co.	5.750%	11/15/35	1,000	969
5	Southern Natural Gas	5.900%	4/1/17	16,785	16,303
	Southern Union Co.	7.600%	2/1/24	1,000	1,011
	Spectra Energy Corp.	6.200%	4/15/18	1,250	1,219
	Teppco Partners, LP	5.900%	4/15/13	2,800	2,810
	Teppco Partners, LP	6.650%	4/15/18	2,825	2,849
	Teppco Partners, LP	7.550%	4/15/38	1,800	1,870
	Texas Eastern Transmission	7.000%	7/15/32	300	301
	Texas Gas Transmission	4.600%	6/1/15	3,175	2,888
	Trans-Canada Pipelines	4.000%	6/15/13	3,725	3,504
	Trans-Canada Pipelines	5.600%	3/31/34	3,230	2,891
	Trans-Canada Pipelines	5.850%	3/15/36	10,250	9,089
	Trans-Canada Pipelines	6.200%	10/15/37	4,225	3,870
3	Trans-Canada Pipelines	6.350%	5/15/67	13,805	12,113
	Transcontinental Gas Pipe Line Corp.	7.000%	8/15/11	4,375	4,574
	Williams Cos., Inc.	7.125%	9/1/11	7,650	7,966
	Williams Cos., Inc.	8.125%	3/15/12	2,600	2,756
	Williams Cos., Inc.	7.625%	7/15/19	11,650	12,305
	Williams Cos., Inc.	7.500%	1/15/31	11,575	11,807
	Williams Cos., Inc.	7.750%	6/15/31	2,825	3,019
	Other (0.0%)
	Veolia Enviroment	6.750%	6/1/38	125	127
					1,257,664
Total Corporate Bonds (Cost $17,061,430)					16,586,356
Sovereign Bonds (U.S. Dollar-Denominated) (2.8%)
	Asian Development Bank	4.125%	9/15/10	500	511
	Asian Development Bank	4.500%	9/4/12	1,375	1,412
	Asian Development Bank	5.250%	6/12/17	700	744
	Asian Development Bank	5.593%	7/16/18	2,100	2,275
	Canadian Mortgage & Housing	4.800%	10/1/10	1,375	1,419
	China Development Bank	4.750%	10/8/14	4,425	4,272
	China Development Bank	5.000%	10/15/15	1,800	1,759
	Corp. Andina de Fomento	5.200%	5/21/13	4,575	4,528
	Corp. Andina de Fomento	5.750%	1/12/17	14,650	14,427
	Development Bank of Japan	4.250%	6/9/15	2,500	2,466
	Eksportfinans	5.500%	5/25/16	10,395	10,937
	Eksportfinans	5.500%	6/26/17	7,975	8,462
	European Investment Bank	5.000%	2/8/10	3,350	3,451
	European Investment Bank	4.000%	3/3/10	25,925	26,324
	European Investment Bank	4.125%	9/15/10	400	404
	European Investment Bank	4.625%	9/15/10	10,975	11,341
	European Investment Bank	3.250%	2/15/11	12,375	12,350
	European Investment Bank	2.625%	5/16/11	6,000	5,866
	European Investment Bank	5.250%	6/15/11	14,425	15,069
	European Investment Bank	3.125%	7/15/11	4,225	4,182
	European Investment Bank	4.625%	3/21/12	35,000	36,064
	European Investment Bank	2.875%	3/15/13	17,350	16,723
	European Investment Bank	3.250%	5/15/13	24,550	23,912
	European Investment Bank	4.250%	7/15/13	31,825	32,229
	European Investment Bank	4.625%	5/15/14	42,900	43,769
	European Investment Bank	4.875%	2/16/16	625	646
	European Investment Bank	5.125%	9/13/16	2,550	2,688

	European Investment Bank	4.875%	1/17/17	18,625	19,248
	European Investment Bank	5.125%	5/30/17	26,350	27,684
	European Investment Bank	4.875%	2/15/36	400	392
	Export Development Canada	3.750%	7/15/11	750	753
	Export-Import Bank of Korea	4.500%	8/12/09	3,900	3,905
	Export-Import Bank of Korea	4.625%	3/16/10	2,450	2,460
	Export-Import Bank of Korea	5.125%	2/14/11	11,900	11,915
	Export-Import Bank of Korea	5.500%	10/17/12	9,325	9,395
	Export-Import Bank of Korea	5.125%	3/16/15	1,075	1,025
	Federation of Malaysia	8.750%	6/1/09	6,500	6,755
	Federation of Malaysia	7.500%	7/15/11	11,100	11,946
	Federative Republic of Brazil	9.250%	10/22/10	4,700	5,208
	Federative Republic of Brazil	11.000%	1/11/12	4,950	5,935
	Federative Republic of Brazil	7.875%	3/7/15	8,100	9,072
	Federative Republic of Brazil	6.000%	1/17/17	18,150	18,468
3	Federative Republic of Brazil	8.000%	1/15/18	26,650	29,595
	Federative Republic of Brazil	8.875%	4/15/24	5,475	6,967
	Federative Republic of Brazil	8.750%	2/4/25	13,100	16,179
	Federative Republic of Brazil	10.125%	5/15/27	14,700	20,801
	Federative Republic of Brazil	8.250%	1/20/34	16,950	20,865
	Federative Republic of Brazil	7.125%	1/20/37	9,825	10,832
	Federative Republic of Brazil	11.000%	8/17/40	29,200	38,617
	Financement Quebec	5.000%	10/25/12	4,450	4,603
	Inter-American Development Bank	8.500%	3/15/11	2,240	2,501
	Inter-American Development Bank	4.750%	10/19/12	4,900	5,094
	Inter-American Development Bank	3.500%	3/15/13	12,000	11,755
	Inter-American Development Bank	4.250%	9/14/15	1,900	1,894
	Inter-American Development Bank	5.125%	9/13/16	300	317
	Inter-American Development Bank	7.000%	6/15/25	3,175	3,925
	International Bank for Reconstruction & Development	4.125%	6/24/09	1,725	1,735
	International Bank for Reconstruction & Development	4.125%	8/12/09	600	603
	International Bank for Reconstruction & Development	5.000%	4/1/16	18,625	19,337
	International Bank for Reconstruction & Development	7.625%	1/19/23	4,200	5,390
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,508
	International Bank for Reconstruction & Development	4.750%	2/15/35	775	755
	Japan Bank International	4.750%	5/25/11	2,275	2,343
	Japan Bank International	4.375%	11/26/12	6,400	6,458
	Japan Bank International	4.250%	6/18/13	28,575	28,778
	Japan Finance Corp.	5.875%	3/14/11	425	449
	Japan Finance Corp.	4.625%	4/21/15	8,400	8,445
	Japan Finance Corp.	5.000%	5/16/17	5,000	5,162
	KFW International Finance Inc.	4.500%	9/21/09	20,225	20,552
	KFW International Finance Inc.	4.875%	10/19/09	11,000	11,262
	Korea Development Bank	4.750%	7/20/09	17,225	17,310
	Korea Development Bank	4.625%	9/16/10	2,675	2,703
	Korea Development Bank	5.300%	1/17/13	2,675	2,671
	Korea Development Bank	5.750%	9/10/13	9,015	9,058
	Korea Electric Power	7.750%	4/1/13	6,950	7,649
	Kreditanstalt fur Wiederaufbau	5.000%	6/1/10	11,750	12,200
	Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	13,350	13,487
	Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	25,925	25,930
	Kreditanstalt fur Wiederaufbau	3.750%	6/27/11	26,450	26,620
	Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	16,000	16,547
^	Kreditanstalt fur Wiederaufbau	3.250%	3/15/13	70,350	68,697

	Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	14,625	14,329
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	1,725	1,701
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	26,635	27,758
	Kreditanstalt fur Wiederaufbau	4.375%	3/15/18	2,650	2,605
	Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	17,400	17,356
	Landeskreditbank Baden-Wuerttemberg—Foerderbank	4.250%	9/15/10	1,925	1,950
	Landeskreditbank Baden-Wuerttemberg—Foerderbank	4.875%	1/13/12	12,000	12,454
	Landwirtschaftliche Rentenbank	3.625%	10/20/09	1,475	1,474
	Landwirtschaftliche Rentenbank	3.875%	3/15/10	750	761
	Landwirtschaftliche Rentenbank	5.250%	7/2/12	5,225	5,504
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	25,050	24,418
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	3,925	4,071
	Landwirtschaftliche Rentenbank	5.125%	2/1/17	4,975	5,183
	Mass Transit Railway Corp.	7.500%	11/8/10	425	455
	Nordic Investment Bank	2.875%	6/15/09	300	300
	Nordic Investment Bank	3.875%	6/15/10	750	752
	Nordic Investment Bank	4.500%	9/13/10	4,000	4,125
	Nordic Investment Bank	4.875%	3/15/11	500	518
	Nordic Investment Bank	5.000%	2/1/17	5,350	5,527
	Oesterreichische Kontrollbank	4.250%	10/6/10	400	412
	Oesterreichische Kontrollbank	2.875%	3/15/11	12,000	11,935
	Oesterreichische Kontrollbank	4.750%	11/8/11	3,250	3,349
	Oesterreichische Kontrollbank	4.750%	10/16/12	5,275	5,476
	Oesterreichische Kontrollbank	5.000%	4/25/17	13,675	14,275
	Ontario Hydro Electric	7.450%	3/31/13	4,700	5,363
	Pemex Project Funding Master Trust	9.125%	10/13/10	395	432
5	Pemex Project Funding Master Trust	5.750%	3/1/18	32,675	32,675
5	Pemex Project Funding Master Trust	6.625%	6/15/35	5,475	5,393
	Pemex Project Funding Master Trust	6.625%	6/15/35	8,524	8,396
5	Pemex Project Funding Master Trust	6.625%	6/15/38	7,200	7,371
	People’s Republic of China	4.750%	10/29/13	2,125	2,136
	Petrobras International Finance	6.125%	10/6/16	16,325	16,307
	Petrobras International Finance	5.875%	3/1/18	6,550	6,304
	Petrobras International Finance	8.375%	12/10/18	4,000	4,590
	Province of Manitoba	7.500%	2/22/10	5,075	5,365
	Province of Nova Scotia	5.750%	2/27/12	1,975	2,102
	Province of Ontario	3.625%	10/21/09	2,000	1,996
	Province of Ontario	2.750%	2/22/11	3,000	2,940
	Province of Ontario	5.000%	10/18/11	19,825	20,541
	Province of Ontario	3.500%	7/15/13	9,800	9,526
	Province of Ontario	4.750%	1/19/16	2,200	2,228
	Province of Ontario	5.450%	4/27/16	37,500	39,695
	Province of Quebec	5.000%	7/17/09	23,145	23,550
	Province of Quebec	6.125%	1/22/11	8,135	8,627
	Province of Quebec	4.875%	5/5/14	750	769
	Province of Quebec	4.600%	5/26/15	3,575	3,548
	Province of Quebec	5.125%	11/14/16	26,875	27,598
	Province of Quebec	4.625%	5/14/18	7,450	7,302
	Province of Quebec	7.125%	2/9/24	1,230	1,482
	Province of Quebec	7.500%	9/15/29	7,280	9,405
	Province of Saskatchewan	7.375%	7/15/13	1,600	1,853
	Quebec Hydro Electric	6.300%	5/11/11	16,350	17,464
	Quebec Hydro Electric	8.000%	2/1/13	7,700	9,034
	Quebec Hydro Electric	7.500%	4/1/16	1,825	2,162
	Quebec Hydro Electric	8.400%	1/15/22	950	1,250
	Quebec Hydro Electric	8.050%	7/7/24	3,000	3,926
	Quebec Hydro Electric	8.500%	12/1/29	500	708

Region of Lombardy, Italy	5.804%	10/25/32	2,750	2,986
Republic of Chile	7.125%	1/11/12	4,075	4,396
Republic of Chile	5.500%	1/15/13	2,990	3,068
Republic of Hungary	4.750%	2/3/15	10,525	10,245
Republic of Italy	6.000%	2/22/11	12,325	12,979
Republic of Italy	3.500%	7/15/11	8,850	8,812
Republic of Italy	5.625%	6/15/12	19,125	20,328
Republic of Italy	4.500%	1/21/15	18,350	18,258
Republic of Italy	4.750%	1/25/16	26,075	26,521
Republic of Italy	5.250%	9/20/16	14,025	14,748
Republic of Italy	6.875%	9/27/23	12,950	15,472
Republic of Italy	5.375%	6/15/33	19,525	19,919
Republic of Korea	4.250%	6/1/13	21,775	21,219
Republic of Korea	5.625%	11/3/25	1,750	1,721
Republic of Poland	6.250%	7/3/12	7,725	8,185
Republic of Poland	5.250%	1/15/14	770	778
Republic of Poland	5.000%	10/19/15	3,625	3,626
Republic of South Africa	7.375%	4/25/12	17,350	18,315
Republic of South Africa	6.500%	6/2/14	1,025	1,051
Republic of South Africa	5.875%	5/30/22	4,100	3,813
State of Israel	4.625%	6/15/13	1,700	1,694
State of Israel (U.S. Government Guaranteed)	5.500%	11/9/16	8,875	9,052
Swedish Export Credit Corp.	4.875%	1/19/10	2,500	2,560
Swedish Export Credit Corp.	4.000%	6/15/10	2,775	2,779
Swedish Export Credit Corp.	4.500%	9/27/10	18,725	19,305
United Mexican States	9.875%	2/1/10	3,055	3,325
United Mexican States	8.375%	1/14/11	11,617	12,633
United Mexican States	7.500%	1/14/12	5,597	6,059
United Mexican States	6.375%	1/16/13	5,605	5,899
United Mexican States	5.875%	1/15/14	8,075	8,358
United Mexican States	6.625%	3/3/15	2,711	2,908
United Mexican States	11.375%	9/15/16	6,000	8,325
United Mexican States	5.625%	1/15/17	46,125	46,609
United Mexican States	8.300%	8/15/31	11,375	14,190
United Mexican States	6.750%	9/27/34	50,813	53,862
United Mexican States	6.050%	1/11/40	6,200	5,952

Total Sovereign Bonds (Cost $1,783,130)				1,790,661
Taxable Municipal Bonds (0.2%)
Connecticut GO	5.850%	3/15/32	9,900	10,213
Illinois (Taxable Pension) GO	4.950%	6/1/23	15,300	14,694
Illinois (Taxable Pension) GO	5.100%	6/1/33	45,850	43,166
Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)	5.501%	5/1/34	5,500	5,500
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	4,150	5,009
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	190	187
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	3,485	3,305
Oregon (Taxable Pension) GO	5.762%	6/1/23	2,375	2,399
Oregon (Taxable Pension) GO	5.892%	6/1/27	3,250	3,290
Oregon School Board Assn.	4.759%	6/30/28	2,475	2,209
Oregon School Board Assn.	5.528%	6/30/28	1,475	1,466
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	5,050	4,622
Wisconsin Public Service Rev.	4.800%	5/1/13	3,025	3,030
Wisconsin Public Service Rev.	5.700%	5/1/26	3,425	3,397
Total Taxable Municipal Bonds (Cost $102,594)				102,487

			Shares
Temporary Cash Investments (0.9%)
6	Vanguard Market Liquidity Fund	2.405%	517,695,185	517,695
6	Vanguard Market Liquidity Fund	2.405%	40,081,850	40,082
Total Temporary Cash Investments (Cost $557,777)				557,777
Total Investments (99.9%) (Cost $63,441,657)				63,212,482
Other Assets and Liabilities—Net (0.1%)				34,651
Net Assets (100%)				63,247,133

*	Non-income-producing security—security in default.
^	Part of security position is on loan to broker-dealers.
1	Securities with a value of $14,269,000 have been segregated as collateral for open swap contracts.
2

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Adjustable-rate note.
5

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $458,306,000, representing 0.7% of net assets.

6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (65.4%)
U.S. Government Securities (42.5%)
U.S. Treasury Bond	13.250%	5/15/14	35,000	38,205
U.S. Treasury Note	3.125%	9/15/08	3,455	3,464
U.S. Treasury Note	3.375%	11/15/08	9,635	9,682
U.S. Treasury Note	3.375%	12/15/08	10,925	10,993
U.S. Treasury Note	3.250%	1/15/09	4,100	4,128
U.S. Treasury Note	4.750%	2/28/09	10,165	10,332
U.S. Treasury Note	4.500%	4/30/09	22,130	22,524
U.S. Treasury Note	4.875%	5/15/09	6,910	7,058
U.S. Treasury Note	4.000%	6/15/09	7,070	7,177
U.S. Treasury Note	4.625%	7/31/09	68,985	70,612
U.S. Treasury Note	3.500%	8/15/09	6,230	6,310
U.S. Treasury Note	4.875%	8/15/09	52,825	54,245
U.S. Treasury Note	6.000%	8/15/09	63,615	66,090
U.S. Treasury Note	3.375%	9/15/09	13,500	13,673
U.S. Treasury Note	4.000%	9/30/09	64,225	65,520
U.S. Treasury Note	3.625%	10/31/09	60,525	61,547
U.S. Treasury Note	3.500%	11/15/09	7,690	7,811
U.S. Treasury Note	3.125%	11/30/09	408,275	412,422
U.S. Treasury Note	3.500%	12/15/09	56,035	56,937
U.S. Treasury Note	3.250%	12/31/09	68,500	69,324
U.S. Treasury Note	3.500%	2/15/10	83,220	84,625
U.S. Treasury Note	4.750%	2/15/10	29,225	30,275
U.S. Treasury Note	6.500%	2/15/10	165,640	176,251
U.S. Treasury Note	4.000%	3/15/10	152,855	156,747
U.S. Treasury Note	4.000%	4/15/10	178,315	182,856
U.S. Treasury Note	3.875%	5/15/10	285	292
U.S. Treasury Note	4.500%	5/15/10	60,965	63,109
U.S. Treasury Note	3.625%	6/15/10	755	770
U.S. Treasury Note	3.875%	7/15/10	9,500	9,739
U.S. Treasury Note	4.125%	8/15/10	111,720	115,106
U.S. Treasury Note	5.750%	8/15/10	3,350	3,564
U.S. Treasury Note	4.500%	11/15/10	300	312
U.S. Treasury Note	4.375%	12/15/10	6,200	6,442
U.S. Treasury Note	4.500%	2/28/11	57,450	59,901
U.S. Treasury Note	4.750%	3/31/11	21,635	22,707
U.S. Treasury Note	4.875%	4/30/11	4,215	4,444
U.S. Treasury Note	5.125%	6/30/11	36,580	38,883
U.S. Treasury Note	4.875%	7/31/11	20,350	21,501
U.S. Treasury Note	4.625%	8/31/11	33,975	35,626
U.S. Treasury Note	4.500%	9/30/11	7,255	7,583
U.S. Treasury Note	4.625%	10/31/11	630	661
U.S. Treasury Note	4.500%	11/30/11	92,685	96,957
U.S. Treasury Note	4.625%	12/31/11	125	131
U.S. Treasury Note	4.750%	1/31/12	60,740	64,109
U.S. Treasury Note	4.625%	2/29/12	11,935	12,552
U.S. Treasury Note	4.500%	3/31/12	90,465	94,748
U.S. Treasury Note	4.500%	4/30/12	107,090	112,260
U.S. Treasury Note	4.750%	5/31/12	179,080	189,375
U.S. Treasury Note	4.875%	6/30/12	71,300	75,768
U.S. Treasury Note	4.625%	7/31/12	176,450	186,017
U.S. Treasury Note	4.375%	8/15/12	25	26
U.S. Treasury Note	4.125%	8/31/12	85,760	88,748

	U.S. Treasury Note	3.875%	10/31/12	41,100	42,147
	U.S. Treasury Note	3.375%	11/30/12	2,400	2,411
	U.S. Treasury Note	2.875%	1/31/13	24,175	23,759
	U.S. Treasury Note	3.875%	2/15/13	4,770	4,889
	U.S. Treasury Note	2.750%	2/28/13	79,425	77,539
	U.S. Treasury Note	3.625%	5/15/13	4,870	4,940
	U.S. Treasury Note	3.375%	6/30/13	64,000	64,080
	U.S. Treasury Note	4.250%	8/15/13	155,125	161,815
	U.S. Treasury Note	4.250%	11/15/13	525	548
					3,322,267
Agency Bonds and Notes (22.9%)
1	Federal Farm Credit Bank	5.250%	8/3/09	14,775	15,115
1	Federal Farm Credit Bank	5.000%	10/23/09	3,000	3,071
1	Federal Farm Credit Bank	5.250%	9/13/10	2,325	2,416
1	Federal Farm Credit Bank	3.750%	12/6/10	24,200	24,349
1	Federal Farm Credit Bank	4.875%	2/18/11	7,000	7,232
1	Federal Farm Credit Bank	2.625%	4/21/11	6,750	6,565
1	Federal Farm Credit Bank	5.375%	7/18/11	2,100	2,199
1	Federal Farm Credit Bank	3.875%	8/25/11	6,300	6,329
1	Federal Farm Credit Bank	4.500%	10/17/12	4,200	4,267
1	Federal Home Loan Bank	5.375%	7/17/09	61,600	63,065
1	Federal Home Loan Bank	5.250%	8/5/09	12,775	13,066
1	Federal Home Loan Bank	5.250%	9/11/09	12,400	12,708
1	Federal Home Loan Bank	5.000%	9/18/09	41,000	41,962
1	Federal Home Loan Bank	5.000%	12/11/09	11,225	11,519
1	Federal Home Loan Bank	3.750%	1/8/10	625	631
1	Federal Home Loan Bank	3.875%	1/15/10	46,375	46,888
1	Federal Home Loan Bank	2.750%	3/12/10	6,575	6,522
1	Federal Home Loan Bank	4.375%	3/17/10	22,025	22,462
1	Federal Home Loan Bank	4.875%	5/14/10	30,350	31,257
1	Federal Home Loan Bank	5.250%	6/11/10	5,450	5,645
1	Federal Home Loan Bank	2.750%	6/18/10	46,650	46,198
1	Federal Home Loan Bank	4.500%	6/22/10	10,000	10,221
1	Federal Home Loan Bank	3.500%	7/16/10	13,000	13,050
1	Federal Home Loan Bank	4.750%	12/10/10	2,325	2,393
1	Federal Home Loan Bank	3.625%	12/17/10	4,700	4,723
1	Federal Home Loan Bank	3.250%	3/11/11	5,000	4,952
1	Federal Home Loan Bank	3.125%	6/10/11	900	886
1	Federal Home Loan Bank	3.375%	6/24/11	30,000	29,775
1	Federal Home Loan Bank	5.375%	8/19/11	7,350	7,724
1	Federal Home Loan Bank	4.875%	11/18/11	62,750	64,964
1	Federal Home Loan Bank	5.750%	5/15/12	14,000	14,892
1	Federal Home Loan Bank	4.625%	10/10/12	40,000	40,833
1	Federal Home Loan Bank	4.500%	11/15/12	30,000	30,586
1	Federal Home Loan Bank	3.625%	5/29/13	2,475	2,420
1	Federal Home Loan Mortgage Corp.	5.000%	6/11/09	30,000	30,636
1	Federal Home Loan Mortgage Corp.	6.625%	9/15/09	41,250	43,039
1	Federal Home Loan Mortgage Corp.	4.750%	11/3/09	25,000	25,575
1	Federal Home Loan Mortgage Corp.	2.875%	4/30/10	31,000	30,824
1	Federal Home Loan Mortgage Corp.	2.875%	6/28/10	30,000	29,793
1	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	45,600	46,393
1	Federal Home Loan Mortgage Corp.	5.125%	8/23/10	56,600	58,704
1	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	50,000	53,722
1	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	12,000	12,379
1	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	28,500	28,325
1	Federal Home Loan Mortgage Corp.	5.625%	3/15/11	20,000	21,075
1	Federal Home Loan Mortgage Corp.	5.125%	4/18/11	26,000	27,064
1	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	12,500	13,326
1	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	4,475	4,504

1	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	22,500	23,514
1	Federal Home Loan Mortgage Corp.	4.750%	3/5/12	25,000	25,714
1	Federal Home Loan Mortgage Corp.	5.125%	7/15/12	10,000	10,435
1	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	20,000	21,118
1	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	32,900	33,631
1	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	22,850	22,866
1	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	15,000	15,218
1	Federal National Mortgage Assn.	5.125%	7/13/09	12,000	12,252
1	Federal National Mortgage Assn.	6.625%	9/15/09	56,000	58,374
1	Federal National Mortgage Assn.	7.250%	1/15/10	60,250	63,957
1	Federal National Mortgage Assn.	3.250%	2/10/10	9,275	9,295
1	Federal National Mortgage Assn.	3.875%	2/15/10	31,975	32,392
1	Federal National Mortgage Assn.	4.750%	3/12/10	35,575	36,506
1	Federal National Mortgage Assn.	2.500%	4/9/10	50,000	49,416
1	Federal National Mortgage Assn.	3.000%	7/12/10	6,675	6,641
1	Federal National Mortgage Assn.	4.375%	9/13/10	25,000	25,564
1	Federal National Mortgage Assn.	6.625%	11/15/10	33,850	36,322
1	Federal National Mortgage Assn.	4.750%	12/15/10	10,750	11,091
1	Federal National Mortgage Assn.	4.500%	2/15/11	14,300	14,665
1	Federal National Mortgage Assn.	5.500%	3/15/11	5,000	5,250
1	Federal National Mortgage Assn.	5.125%	4/15/11	25,250	26,253
1	Federal National Mortgage Assn.	6.000%	5/15/11	55,700	59,232
1	Federal National Mortgage Assn.	3.375%	5/19/11	20,000	19,881
1	Federal National Mortgage Assn.	5.000%	10/15/11	25,000	25,955
1	Federal National Mortgage Assn.	6.125%	3/15/12	25,100	26,974
1	Federal National Mortgage Assn.	4.875%	5/18/12	19,200	19,827
1	Federal National Mortgage Assn.	4.750%	11/19/12	15,000	15,394
1	Federal National Mortgage Assn.	3.625%	2/12/13	35,750	35,001
1	Federal National Mortgage Assn.	3.875%	7/12/13	24,325	23,983
					1,792,965
Total U.S. Government and Agency Obligations (Cost $5,075,139)					5,115,232
Corporate Bonds (28.0%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
3	BA Covered Bond Issuer	5.500%	6/14/12	5,400	5,556
2	Countrywide Home Loans	4.802%	5/25/33	366	355
2	DaimlerChrysler Auto Trust	5.330%	8/8/10	2,637	2,648
2	Honda Auto Receivables Owner Trust	5.300%	7/21/10	4,694	4,721
2	Salomon Brothers Mortgage Securities VII	4.112%	9/25/33	3,091	2,971
2	USAA Auto Owner Trust	5.360%	2/15/11	4,722	4,750
2	Wachovia Auto Owner Trust	4.790%	4/20/10	390	390
					21,391
Finance (13.6%)
	Banking (5.8%)
	BB&T Corp.	6.500%	8/1/11	4,050	4,139
	BB&T Corp.	4.750%	10/1/12	1,500	1,447
	Bank One Corp.	5.900%	11/15/11	1,500	1,514
2	Bank of America Capital Trust XIV	5.630%	12/31/49	2,150	1,688
	Bank of America Corp.	4.500%	8/1/10	7,600	7,619
	Bank of America Corp.	4.250%	10/1/10	9,725	9,679
	Bank of America Corp.	4.375%	12/1/10	3,075	3,068
	Bank of America Corp.	5.375%	8/15/11	5,975	6,042
	Bank of America Corp.	6.250%	4/15/12	2,875	2,984
	Bank of America Corp.	4.875%	9/15/12	3,000	2,970
	Bank of America Corp.	4.875%	1/15/13	3,500	3,400
	Bank of America Corp.	4.900%	5/1/13	4,850	4,792
	Bank of New York Mellon	4.950%	1/14/11	2,825	2,853
	Bank of New York Mellon	6.375%	4/1/12	1,000	1,050
	Bank of New York Mellon	4.950%	11/1/12	5,075	5,084
	Bank of New York Mellon	4.500%	4/1/13	2,200	2,155

	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	5,250	5,580
	Barclays Bank PLC	5.450%	9/12/12	5,375	5,445
	Charter One Bank N.A.	5.500%	4/26/11	1,850	1,875
	Citigroup, Inc.	4.250%	7/29/09	6,245	6,270
	Citigroup, Inc.	4.125%	2/22/10	7,550	7,479
	Citigroup, Inc.	4.625%	8/3/10	7,275	7,198
	Citigroup, Inc.	6.500%	1/18/11	9,000	9,342
	Citigroup, Inc.	5.125%	2/14/11	2,075	2,070
	Citigroup, Inc.	5.100%	9/29/11	5,405	5,368
	Citigroup, Inc.	5.250%	2/27/12	5,800	5,754
	Citigroup, Inc.	5.625%	8/27/12	3,500	3,466
	Citigroup, Inc.	5.300%	10/17/12	6,675	6,527
	Citigroup, Inc.	5.500%	4/11/13	11,625	11,227
	Credit Suisse First Boston USA, Inc.	4.700%	6/1/09	3,000	3,022
	Credit Suisse First Boston USA, Inc.	4.125%	1/15/10	2,025	2,029
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	925	936
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	4,150	4,212
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	8,400	8,600
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	16,700	17,316
	Credit Suisse New York	5.000%	5/15/13	2,600	2,562
	Deutsche Bank AG London	5.375%	10/12/12	10,675	10,823
	Deutsche Bank Financial	4.875%	5/20/13	7,875	7,769
	Fifth Third Bank	4.200%	2/23/10	1,000	961
	Fifth Third Bank	6.250%	5/1/13	1,925	1,767
	FirstStar Bank	7.125%	12/1/09	2,000	2,085
	Golden West Financial Corp.	4.750%	10/1/12	3,575	3,463
	HSBC Bank USA	3.875%	9/15/09	7,875	7,856
3	ICICI Bank Ltd.	6.625%	10/3/12	4,775	4,694
	JPMorgan Chase & Co.	4.500%	11/15/10	2,100	2,106
	JPMorgan Chase & Co.	6.750%	2/1/11	8,850	9,216
	JPMorgan Chase & Co.	5.600%	6/1/11	12,300	12,621
	JPMorgan Chase & Co.	4.850%	6/16/11	2,300	2,315
	JPMorgan Chase & Co.	6.625%	3/15/12	3,725	3,897
	JPMorgan Chase & Co.	5.375%	10/1/12	13,325	13,462
	JPMorgan Chase & Co.	5.750%	1/2/13	1,900	1,917
	JPMorgan Chase & Co.	4.750%	5/1/13	5,325	5,127
	Key Bank NA	7.000%	2/1/11	975	977
	Key Bank NA	5.500%	9/17/12	225	205
	KeyCorp	6.500%	5/14/13	2,975	2,623
	MBNA America Bank NA	4.625%	8/3/09	2,250	2,262
	MBNA America Bank NA	6.625%	6/15/12	1,000	1,058
	MBNA Corp.	7.500%	3/15/12	2,400	2,581
	MBNA Corp.	6.125%	3/1/13	675	698
	Marshall & Ilsley Bank	5.250%	9/4/12	1,850	1,741
	Marshall & Ilsley Corp.	4.375%	8/1/09	4,350	4,228
2	Mellon Capital IV	6.244%	6/29/49	1,750	1,461
	Mellon Financial Co.	6.375%	2/15/10	1,000	1,036
	National Australia Bank	8.600%	5/19/10	2,000	2,139
	National City Bank	4.150%	8/1/09	2,550	2,448
	National City Bank	4.500%	3/15/10	600	546
	National City Bank	6.250%	3/15/11	1,500	1,331
	National City Bank	4.625%	5/1/13	1,525	1,236
2	National City Preferred Capital Trust I	12.000%	12/31/49	2,225	2,000
	National Westminster Bank PLC	7.375%	10/1/09	4,000	4,121
3	Nationwide Building Society	5.500%	7/18/12	2,700	2,740
	PNC Funding Corp.	7.500%	11/1/09	1,875	1,948
	PNC Funding Corp.	5.125%	12/14/10	2,950	2,956
	Regions Financial Corp.	4.375%	12/1/10	500	490
	Regions Financial Corp.	7.000%	3/1/11	1,500	1,531
	Regions Financial Corp.	6.375%	5/15/12	5,050	4,988

	Royal Bank of Canada	4.125%	1/26/10	5,400	5,439
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	1,500	1,538
	Santander Central Hispano Issuances	7.625%	11/3/09	5,000	5,181
	Santander Central Hispano Issuances	7.625%	9/14/10	1,650	1,745
	Sanwa Bank Ltd.	8.350%	7/15/09	3,000	3,114
	Sanwa Bank Ltd.	7.400%	6/15/11	3,825	4,063
	Sovereign Bancorp, Inc.	4.800%	9/1/10	2,600	2,293
	Sovereign Bank	5.125%	3/15/13	1,600	1,247
	Sumitomo Bank International Finance NV	8.500%	6/15/09	6,025	6,257
	SunTrust Banks, Inc.	6.375%	4/1/11	4,500	4,675
	SunTrust Banks, Inc.	5.250%	11/5/12	1,575	1,549
2	SunTrust Banks, Inc.	5.853%	12/31/49	2,125	1,579
	US Bank NA	6.375%	8/1/11	7,200	7,567
2	USB Capital IX	6.189%	4/15/49	2,050	1,534
2,3	Unicredit Luxembourg Finance	5.584%	1/13/12	500	479
2	Wachovia Capital Trust III	5.800%	3/15/42	5,950	4,106
	Wachovia Corp.	4.375%	6/1/10	6,225	6,154
	Wachovia Corp.	7.800%	8/18/10	2,000	2,110
	Wachovia Corp.	5.300%	10/15/11	8,975	8,831
	Wachovia Corp.	5.500%	5/1/13	5,325	5,156
	Washington Mutual Bank	6.875%	6/15/11	1,975	1,698
	Washington Mutual Bank	5.500%	1/15/13	1,500	1,242
	Washington Mutual, Inc.	4.200%	1/15/10	1,400	1,276
	Washington Mutual, Inc.	8.250%	4/1/10	1,500	1,366
	Washington Mutual, Inc.	5.500%	8/24/11	5,000	4,425
	Wells Fargo & Co.	4.200%	1/15/10	19,050	19,114
	Wells Fargo & Co.	4.875%	1/12/11	4,325	4,384
	Wells Fargo & Co.	6.375%	8/1/11	1,500	1,574
	Wells Fargo & Co.	5.300%	8/26/11	5,125	5,166
	Wells Fargo & Co.	5.250%	10/23/12	10,075	10,002
	Wells Fargo & Co.	4.375%	1/31/13	9,000	8,586
2	Wells Fargo Capital XIII	7.700%	12/29/49	5,925	5,978
	World Savings Bank, FSB	4.125%	12/15/09	1,150	1,140
	Brokerage (2.5%)
	Ameriprise Financial Inc.	5.350%	11/15/10	2,150	2,116
	Amvescap PLC	5.375%	2/27/13	975	908
	Bear Stearns Co., Inc.	7.625%	12/7/09	1,000	1,037
	Bear Stearns Co., Inc.	4.550%	6/23/10	4,800	4,758
	Bear Stearns Co., Inc.	4.500%	10/28/10	6,900	6,822
	Bear Stearns Co., Inc.	5.500%	8/15/11	1,425	1,411
	Bear Stearns Co., Inc.	5.350%	2/1/12	7,325	7,264
	Bear Stearns Co., Inc.	6.950%	8/10/12	1,500	1,562
2	Goldman Sachs Capital II	5.793%	6/1/12	6,250	4,421
	Goldman Sachs Group, Inc.	7.350%	10/1/09	1,500	1,566
	Goldman Sachs Group, Inc.	4.500%	6/15/10	5,915	5,921
	Goldman Sachs Group, Inc.	6.875%	1/15/11	5,325	5,542
	Goldman Sachs Group, Inc.	6.600%	1/15/12	15,925	16,615
	Goldman Sachs Group, Inc.	5.300%	2/14/12	5,500	5,491
	Goldman Sachs Group, Inc.	5.450%	11/1/12	3,900	3,924
	Goldman Sachs Group, Inc.	5.250%	4/1/13	1,575	1,563
	Goldman Sachs Group, Inc.	5.250%	10/15/13	3,050	3,023
	Janus Capital Group	5.875%	9/15/11	850	822
2	Lehman Brothers Capital Trust VII	5.857%	11/29/49	4,000	2,560
	Lehman Brothers Holdings, Inc.	3.950%	11/10/09	5,700	5,545
	Lehman Brothers Holdings, Inc.	4.250%	1/27/10	725	703
	Lehman Brothers Holdings, Inc.	4.500%	7/26/10	2,850	2,740
	Lehman Brothers Holdings, Inc.	7.875%	8/15/10	2,000	2,033

	Lehman Brothers Holdings, Inc.	5.000%	1/14/11	3,150	3,049
	Lehman Brothers Holdings, Inc.	5.750%	7/18/11	2,800	2,757
	Lehman Brothers Holdings, Inc.	6.625%	1/18/12	7,375	7,323
	Lehman Brothers Holdings, Inc.	5.250%	2/6/12	3,250	3,095
	Lehman Brothers Holdings, Inc.	6.000%	7/19/12	2,225	2,152
	Lehman Brothers Holdings, Inc.	5.625%	1/24/13	8,700	8,259
	Lehman Brothers Holdings, Inc.	5.750%	5/17/13	2,300	2,200
	Merrill Lynch & Co., Inc.	4.125%	9/10/09	2,750	2,746
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	4,825	4,755
	Merrill Lynch & Co., Inc.	4.790%	8/4/10	1,780	1,759
	Merrill Lynch & Co., Inc.	4.500%	11/4/10	3,500	3,409
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	1,175	1,181
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	7,725	7,460
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	2,375	2,229
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	5,800	5,656
	Morgan Stanley Dean Witter	4.000%	1/15/10	1,850	1,836
	Morgan Stanley Dean Witter	4.250%	5/15/10	12,925	12,612
	Morgan Stanley Dean Witter	6.750%	4/15/11	5,450	5,617
	Morgan Stanley Dean Witter	5.625%	1/9/12	4,950	4,931
	Morgan Stanley Dean Witter	6.600%	4/1/12	6,415	6,552
	Morgan Stanley Dean Witter	5.750%	8/31/12	5,800	5,759
	Morgan Stanley Dean Witter	5.250%	11/2/12	7,125	6,936
	Morgan Stanley Dean Witter	5.300%	3/1/13	7,800	7,537
	Finance Companies (3.5%)
	Allied Capital Corp.	6.000%	4/1/12	1,150	1,074
	American Express Bank, FSB	5.550%	10/17/12	7,175	7,059
	American Express Bank, FSB	5.500%	4/16/13	2,000	1,988
	American Express Centurion Bank	4.375%	7/30/09	1,625	1,634
	American Express Centurion Bank	5.200%	11/26/10	2,150	2,170
	American Express Centurion Bank	5.550%	10/17/12	550	549
	American Express Co.	4.750%	6/17/09	1,525	1,535
	American Express Credit Corp.	5.875%	5/2/13	4,600	4,580
3	American Express Travel	5.250%	11/21/11	2,325	2,311
	American General Finance Corp.	3.875%	10/1/09	6,450	6,296
	American General Finance Corp.	4.625%	9/1/10	1,000	964
	American General Finance Corp.	5.625%	8/17/11	2,100	2,032
	American General Finance Corp.	4.875%	7/15/12	1,125	1,043
	American General Finance Corp.	5.375%	10/1/12	375	351
	American General Finance Corp.	5.850%	6/1/13	4,575	4,253
	Block Financial LLC	7.875%	1/15/13	800	857
	CIT Group Co. of Canada	4.650%	7/1/10	2,350	2,018
	CIT Group Co. of Canada	5.600%	11/2/11	375	300
	CIT Group, Inc.	4.250%	2/1/10	4,325	3,801
	CIT Group, Inc.	5.200%	11/3/10	4,025	3,416
	CIT Group, Inc.	4.750%	12/15/10	5,275	4,497
	CIT Group, Inc.	5.600%	4/27/11	2,825	2,313
	CIT Group, Inc.	5.800%	7/28/11	750	617
	CIT Group, Inc.	7.625%	11/30/12	3,025	2,632
	Capital One Bank	5.000%	6/15/09	925	912
	Capital One Bank	5.750%	9/15/10	1,975	1,960
	Capital One Financial	5.700%	9/15/11	4,750	4,469
	Capital One Financial	4.800%	2/21/12	50	46
	Capmark Financial Group	5.875%	5/10/12	1,800	1,260
	Countrywide Financial Corp.	5.800%	6/7/12	3,850	3,619
	Countrywide Home Loan	4.125%	9/15/09	9,925	9,478
	Countrywide Home Loan	4.000%	3/22/11	1,600	1,454
	General Electric Capital Corp.	3.250%	6/15/09	3,350	3,355
	General Electric Capital Corp.	5.250%	10/27/09	2,625	2,689

	General Electric Capital Corp.	4.250%	9/13/10	4,575	4,631
	General Electric Capital Corp.	4.875%	10/21/10	6,900	7,028
	General Electric Capital Corp.	5.000%	12/1/10	2,275	2,325
	General Electric Capital Corp.	6.125%	2/22/11	19,875	20,824
	General Electric Capital Corp.	5.500%	4/28/11	1,550	1,598
	General Electric Capital Corp.	5.875%	2/15/12	20,510	21,205
	General Electric Capital Corp.	4.375%	3/3/12	2,325	2,297
	General Electric Capital Corp.	6.000%	6/15/12	9,600	9,926
	General Electric Capital Corp.	5.250%	10/19/12	12,575	12,636
	General Electric Capital Corp.	5.450%	1/15/13	5,500	5,535
	General Electric Capital Corp.	4.800%	5/1/13	11,000	10,786
	HSBC Finance Corp.	4.125%	11/16/09	9,075	9,049
	HSBC Finance Corp.	4.625%	9/15/10	4,675	4,688
	HSBC Finance Corp.	5.250%	1/14/11	7,675	7,723
	HSBC Finance Corp.	5.700%	6/1/11	7,175	7,257
	HSBC Finance Corp.	6.375%	10/15/11	3,000	3,083
	HSBC Finance Corp.	7.000%	5/15/12	4,400	4,582
	HSBC Finance Corp.	5.900%	6/19/12	1,400	1,418
	HSBC Finance Corp.	6.375%	11/27/12	3,650	3,739
	Heller Financial, Inc.	7.375%	11/1/09	3,200	3,349
	International Lease Finance Corp.	4.875%	9/1/10	1,200	1,136
	International Lease Finance Corp.	5.125%	11/1/10	2,100	1,991
	International Lease Finance Corp.	4.950%	2/1/11	2,300	2,147
	International Lease Finance Corp.	5.450%	3/24/11	975	915
	International Lease Finance Corp.	5.750%	6/15/11	7,475	7,033
	International Lease Finance Corp.	5.300%	5/1/12	5,375	4,848
	International Lease Finance Corp.	5.000%	9/15/12	2,900	2,562
	International Lease Finance Corp.	6.375%	3/25/13	4,075	3,759
	iStar Financial Inc.	6.000%	12/15/10	1,500	1,279
	iStar Financial Inc.	5.800%	3/15/11	2,100	1,785
	iStar Financial Inc.	5.650%	9/15/11	2,175	1,832
	SLM Corp.	4.500%	7/26/10	3,550	3,251
	SLM Corp.	5.400%	10/25/11	3,700	3,297
	SLM Corp.	5.125%	8/27/12	2,500	2,139
	SLM Corp.	5.375%	1/15/13	1,500	1,253
	Insurance (1.3%)
	AXA Financial, Inc.	7.750%	8/1/10	2,276	2,384
	Aetna, Inc.	7.875%	3/1/11	1,675	1,777
	Aetna, Inc.	5.750%	6/15/11	1,575	1,614
	Allstate Corp.	7.200%	12/1/09	2,500	2,615
	Allstate Corp.	6.125%	2/15/12	1,450	1,487
	Allstate Life Global Funding	5.375%	4/30/13	4,175	4,155
	American International Group, Inc.	4.700%	10/1/10	2,100	2,063
	American International Group, Inc.	5.375%	10/18/11	800	792
	American International Group, Inc.	4.950%	3/20/12	2,675	2,588
	American International Group, Inc.	4.250%	5/15/13	3,050	2,798
	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	12,300	12,443
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	1,000	1,018
	Berkshire Hathaway Finance Corp.	4.750%	5/15/12	2,350	2,392
3	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	700	691
	CNA Financial Corp.	6.000%	8/15/11	2,150	2,144
	Genworth Financial, Inc.	4.750%	6/15/09	1,625	1,621
	Genworth Financial, Inc.	5.125%	3/15/11	1,600	1,574
	Genworth Financial, Inc.	5.650%	6/15/12	2,500	2,424
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	4,025	3,984
	ING Capital Funding Trust III	8.439%	12/31/10	4,000	4,022
	ING USA Global	4.500%	10/1/10	3,600	3,629
	Lincoln National Corp.	6.200%	12/15/11	1,000	1,019

	Lincoln National Corp.	5.650%	8/27/12	225	225
	Marsh & McLennan Cos., Inc.	5.150%	9/15/10	50	49
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	1,900	1,935
	MetLife, Inc.	5.375%	12/15/12	2,850	2,859
	Principal Life Income Funding	5.125%	3/1/11	775	778
	Principal Life Income Funding	5.300%	12/14/12	1,900	1,901
	Principal Life Income Funding	5.300%	4/24/13	2,100	2,101
	Progressive Corp.	6.375%	1/15/12	500	511
	Protective Life Secured Trust	4.850%	8/16/10	1,700	1,712
	Prudential Financial, Inc.	5.100%	12/14/11	1,200	1,195
	Prudential Financial, Inc.	5.800%	6/15/12	1,275	1,302
	Prudential Financial, Inc.	5.150%	1/15/13	2,150	2,113
	Safeco Corp.	4.875%	2/1/10	2,500	2,477
	Travelers Cos. Inc.	5.375%	6/15/12	700	695
	Travelers Property Casualty Corp.	5.000%	3/15/13	2,500	2,470
	UnitedHealth Group, Inc.	4.125%	8/15/09	1,425	1,417
	UnitedHealth Group, Inc.	5.250%	3/15/11	4,525	4,517
	UnitedHealth Group, Inc.	5.500%	11/15/12	575	567
	UnitedHealth Group, Inc.	4.875%	2/15/13	1,625	1,576
	UnitedHealth Group, Inc.	4.875%	4/1/13	1,625	1,567
	WellPoint Inc.	4.250%	12/15/09	900	891
	WellPoint Inc.	5.000%	1/15/11	1,950	1,934
	WellPoint Inc.	6.375%	1/15/12	1,650	1,678
	WellPoint Inc.	6.800%	8/1/12	1,150	1,189
	Willis North America Inc.	5.125%	7/15/10	900	884
	XL Capital Ltd.	6.500%	1/15/12	2,575	2,532
	Real Estate Investment Trusts (0.5%)
	AMB Property LP	6.300%	6/1/13	475	476
	AvalonBay Communities, Inc.	5.500%	1/15/12	2,000	1,966
	Boston Properties, Inc.	6.250%	1/15/13	2,100	2,121
	Brandywine Operating Partnership	4.500%	11/1/09	1,500	1,451
	Brandywine Operating Partnership	5.750%	4/1/12	2,750	2,592
	Developers Diversified Realty Corp.	5.250%	4/15/11	1,500	1,433
	Duke Realty LP	5.625%	8/15/11	575	562
	ERP Operating LP	6.625%	3/15/12	1,350	1,378
	ERP Operating LP	5.500%	10/1/12	2,000	1,960
	Health Care Property Investors, Inc.	5.950%	9/15/11	625	596
	Health Care Property Investors, Inc.	6.450%	6/25/12	750	719
	Nationwide Health Properties, Inc.	6.250%	2/1/13	1,850	1,811
	ProLogis	5.250%	11/15/10	4,475	4,422
	Regency Centers LP	6.750%	1/15/12	1,650	1,649
	Simon Property Group Inc.	4.600%	6/15/10	175	174
	Simon Property Group Inc.	4.875%	8/15/10	2,975	2,956
	Simon Property Group Inc.	5.600%	9/1/11	1,250	1,238
	Simon Property Group Inc.	5.000%	3/1/12	5,900	5,729
	Simon Property Group Inc.	5.300%	5/30/13	1,925	1,868
	Vornado Realty	5.600%	2/15/11	1,100	1,082
					1,059,840
Industrial (12.1%)
	Basic Industry (0.7%)
	Alcan, Inc.	6.450%	3/15/11	3,150	3,268
	Alcan, Inc.	4.500%	5/15/13	775	746
	Alcoa, Inc.	6.000%	1/15/12	4,275	4,294
	Alcoa, Inc.	5.375%	1/15/13	650	636
3	ArcelorMittal	5.375%	6/1/13	3,550	3,502
	BHP Billiton Finance	5.000%	12/15/10	1,000	1,010
	BHP Billiton Finance	4.800%	4/15/13	3,000	2,910
	BHP Finance USA Ltd.	5.125%	3/29/12	475	471
	Celulosa Arauco Constitution SA	8.625%	8/15/10	3,500	3,754

Dow Chemical Co.	6.125%	2/1/11	2,725	2,810
Dow Chemical Co.	6.000%	10/1/12	3,000	3,081
E.I. du Pont de Nemours & Co.	6.875%	10/15/09	3,500	3,649
E.I. du Pont de Nemours & Co.	4.125%	4/30/10	1,175	1,187
E.I. du Pont de Nemours & Co.	5.000%	1/15/13	1,600	1,614
E.I. du Pont de Nemours & Co.	4.125%	3/6/13	1,000	975
Falconbridge Ltd.	7.350%	6/5/12	1,000	1,055
International Paper Co.	4.000%	4/1/10	2,000	1,948
Monsanto Co.	7.375%	8/15/12	1,200	1,310
Noranda, Inc.	7.250%	7/15/12	1,500	1,558
Nucor Corp.	5.000%	12/1/12	925	930
Nucor Corp.	5.000%	6/1/13	425	426
PPG Industries, Inc.	5.750%	3/15/13	1,875	1,899
Potash Corp. of Saskatchewan	7.750%	5/31/11	2,400	2,585
Praxair, Inc.	6.375%	4/1/12	1,250	1,329
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	2,450	2,463
Weyerhaeuser Co.	6.750%	3/15/12	6,300	6,477
Capital Goods (1.5%)
Bemis Co. Inc.	4.875%	4/1/12	1,600	1,573
Boeing Capital Corp.	6.100%	3/1/11	4,850	5,077
Boeing Capital Corp.	6.500%	2/15/12	2,200	2,332
Boeing Capital Corp.	5.800%	1/15/13	2,750	2,901
CRH America Inc.	5.625%	9/30/11	2,500	2,448
CRH America Inc.	6.950%	3/15/12	2,000	1,994
Caterpillar Financial Services Corp.	4.150%	1/15/10	2,900	2,926
Caterpillar Financial Services Corp.	4.300%	6/1/10	8,975	9,106
Caterpillar Financial Services Corp.	4.250%	2/8/13	700	683
Emerson Electric Co.	7.125%	8/15/10	500	534
Emerson Electric Co.	4.625%	10/15/12	3,200	3,224
General Dynamics Corp.	4.500%	8/15/10	875	891
General Dynamics Corp.	4.250%	5/15/13	3,800	3,752
General Electric Co.	5.000%	2/1/13	13,500	13,560
Hanson PLC	7.875%	9/27/10	2,000	2,116
Hanson PLC	5.250%	3/15/13	2,900	2,831
Honeywell International, Inc.	7.500%	3/1/10	1,000	1,059
Honeywell International, Inc.	6.125%	11/1/11	2,000	2,114
Honeywell International, Inc.	5.625%	8/1/12	775	805
Honeywell International, Inc.	4.250%	3/1/13	2,050	2,023
John Deere Capital Corp	4.400%	7/15/09	2,500	2,532
John Deere Capital Corp	4.950%	12/17/12	1,475	1,484
John Deere Capital Corp.	5.400%	10/17/11	1,325	1,350
John Deere Capital Corp.	7.000%	3/15/12	8,400	9,051
Lafarge SA	6.150%	7/15/11	3,175	3,188
Lockheed Martin Corp.	4.121%	3/14/13	2,000	1,927
Masco Corp.	5.875%	7/15/12	2,500	2,387
Minnesota Mining & Manufacturing Corp.	5.125%	11/6/09	575	592
Mohawk Industries Inc.	5.750%	1/15/11	3,000	2,985
Northrop Grumman Corp.	7.125%	2/15/11	4,250	4,507
Raytheon Co.	4.850%	1/15/11	2,000	2,013
Raytheon Co.	5.375%	4/1/13	725	738
Republic Services, Inc.	6.750%	8/15/11	1,000	1,023
Textron Financial Corp.	6.000%	11/20/09	800	817
Textron Financial Corp.	4.600%	5/3/10	2,300	2,292
Textron Financial Corp.	5.125%	11/1/10	2,275	2,286
Textron Financial Corp.	5.400%	4/28/13	1,350	1,337
Textron, Inc.	6.500%	6/1/12	2,100	2,198
Tyco International Group SA	6.125%	11/1/08	1,100	1,103
Tyco International Group SA	6.125%	1/15/09	2,500	2,506
Tyco International Group SA	6.750%	2/15/11	1,950	2,015
Tyco International Group SA	6.375%	10/15/11	2,000	2,066

United Technologies Corp.	4.375%	5/1/10	2,625	2,670
United Technologies Corp.	7.125%	11/15/10	2,000	2,152
United Technologies Corp.	6.350%	3/1/11	1,225	1,297
United Technologies Corp.	6.100%	5/15/12	1,000	1,058
Vulcan Materials Co.	6.300%	6/15/13	1,250	1,262
Communication (3.1%)
AT&T Inc.	4.125%	9/15/09	5,150	5,155
AT&T Inc.	5.300%	11/15/10	2,400	2,468
AT&T Inc.	6.250%	3/15/11	9,200	9,536
AT&T Inc.	7.300%	11/15/11	8,925	9,457
AT&T Inc.	5.875%	2/1/12	5,100	5,251
AT&T Inc.	5.875%	8/15/12	1,450	1,497
AT&T Inc.	4.950%	1/15/13	5,000	4,982
AT&T Wireless	7.875%	3/1/11	12,250	13,041
AT&T Wireless	8.125%	5/1/12	3,900	4,271
BellSouth Corp.	4.200%	9/15/09	3,900	3,924
British Sky Broadcasting Corp.	8.200%	7/15/09	2,750	2,839
British Telecommunications PLC	8.625%	12/15/10	7,325	7,873
British Telecommunications PLC	5.150%	1/15/13	2,000	1,952
CenturyTel, Inc.	7.875%	8/15/12	1,000	1,047
Cingular Wireless LLC	6.500%	12/15/11	1,000	1,039
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	5,800	6,419
Comcast Cable Communications, Inc.	6.875%	6/15/09	1,000	1,021
Comcast Cable Communications, Inc.	6.750%	1/30/11	11,875	12,330
Comcast Corp.	5.850%	1/15/10	75	76
Comcast Corp.	5.500%	3/15/11	2,275	2,287
Cox Communications, Inc.	7.875%	8/15/09	1,500	1,546
Cox Communications, Inc.	4.625%	1/15/10	4,850	4,799
Cox Communications, Inc.	6.750%	3/15/11	2,175	2,248
Cox Communications, Inc.	7.125%	10/1/12	2,950	3,096
Deutsche Telekom International Finance	8.500%	6/15/10	9,375	9,909
France Telecom	7.750%	3/1/11	10,025	10,664
Gannett Co., Inc.	6.375%	4/1/12	1,175	1,140
Koninklijke KPN NV	8.000%	10/1/10	2,000	2,123
McGraw-Hill Cos. Inc.	5.375%	11/15/12	2,075	2,071
Qwest Communications International Inc.	7.875%	9/1/11	2,375	2,375
Qwest Communications International Inc.	8.875%	3/15/12	3,875	3,962
R.R. Donnelley & Sons Co.	4.950%	5/15/10	900	881
R.R. Donnelley & Sons Co.	5.625%	1/15/12	600	588
Rogers Communications Inc.	7.250%	12/15/12	3,500	3,684
Telecom Italia Capital	4.000%	1/15/10	3,605	3,553
Telecom Italia Capital	4.875%	10/1/10	1,000	992
Telecom Italia Capital	6.200%	7/18/11	700	716
Telefonica Emisiones SAU	5.984%	6/20/11	5,300	5,415
Telefonica Emisiones SAU	5.855%	2/4/13	3,000	3,067
Telefonica Europe BV	7.750%	9/15/10	5,000	5,264
Telefonos de Mexico SA	4.750%	1/27/10	4,650	4,656
Telus Corp.	8.000%	6/1/11	5,000	5,370
Thomson Corp.	6.200%	1/5/12	1,500	1,529
Thomson Corp.	5.950%	7/15/13	750	753
Time Warner Cable Inc.	5.400%	7/2/12	5,300	5,236
Time Warner Cable Inc.	6.200%	7/1/13	1,850	1,878

	Time Warner Entertainment	8.875%	10/1/12	1,000	1,102
	Verizon Communications Corp.	5.350%	2/15/11	3,800	3,902
	Verizon Communications Corp.	4.350%	2/15/13	2,950	2,832
	Verizon Communications Corp.	5.250%	4/15/13	3,125	3,106
	Verizon Florida, Inc.	6.125%	1/15/13	1,500	1,514
	Verizon Global Funding Corp.	7.250%	12/1/10	6,400	6,786
	Verizon Global Funding Corp.	6.875%	6/15/12	2,500	2,672
	Verizon Global Funding Corp.	7.375%	9/1/12	1,000	1,079
	Verizon New England, Inc.	6.500%	9/15/11	2,500	2,575
	Verizon New Jersey, Inc.	5.875%	1/17/12	2,000	2,042
	Verizon New York, Inc.	6.875%	4/1/12	2,000	2,096
	Verizon Pennsylvania, Inc.	5.650%	11/15/11	2,000	2,016
	Verizon Virginia, Inc.	4.625%	3/15/13	3,600	3,501
	Viacom Inc.	7.700%	7/30/10	2,475	2,580
	Viacom Inc.	6.625%	5/15/11	2,000	2,041
	Viacom Inc.	5.625%	8/15/12	2,225	2,208
	Vodafone AirTouch PLC	7.750%	2/15/10	6,235	6,538
	Vodafone Group PLC	5.500%	6/15/11	850	862
	Vodafone Group PLC	5.350%	2/27/12	6,075	6,143
	Consumer Cyclical (2.0%)
	Best Buy Co.	6.750%	7/15/13	1,750	1,762
	CVS Caremark Corp.	4.000%	9/15/09	1,750	1,741
	CVS Caremark Corp.	5.750%	8/15/11	1,800	1,836
2	CVS Caremark Corp.	6.302%	6/1/12	2,500	2,164
	Costco Wholesale Corp.	5.300%	3/15/12	4,200	4,330
	DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	6,100	6,281
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	2,200	2,207
	DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	1,175	1,236
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	6,350	6,410
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	10,300	10,397
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	3,475	3,654
	Darden Restaurants Inc.	5.625%	10/15/12	1,300	1,258
	Federated Retail Holding	5.350%	3/15/12	6,100	5,666
	Home Depot Inc.	3.750%	9/15/09	1,125	1,115
	Home Depot Inc.	4.625%	8/15/10	3,425	3,400
	Home Depot Inc.	5.200%	3/1/11	1,325	1,322
	J.C. Penney Co., Inc.	8.000%	3/1/10	3,000	3,089
	Johnson Controls, Inc.	5.250%	1/15/11	1,975	1,999
	Limited Brands Inc.	6.125%	12/1/12	800	764
	Lowe’s Cos., Inc.	8.250%	6/1/10	2,000	2,156
	Lowe’s Cos., Inc.	5.600%	9/15/12	1,200	1,233
	Macy’s Retail Holdings Inc.	4.800%	7/15/09	1,500	1,482
	Marriott International	4.625%	6/15/12	1,175	1,087
	Marriott International	5.625%	2/15/13	1,425	1,340
	McDonald’s Corp.	5.750%	3/1/12	1,800	1,880
	Starwood Hotel Resorts	7.875%	5/1/12	2,500	2,485
	Starwood Hotel Resorts	6.250%	2/15/13	1,900	1,833
	Target Corp.	7.500%	8/15/10	3,000	3,206
	Target Corp.	6.350%	1/15/11	4,900	5,140
	Target Corp.	5.125%	1/15/13	1,075	1,089
	The Walt Disney Co.	5.700%	7/15/11	2,900	3,023
	The Walt Disney Co.	6.375%	3/1/12	1,500	1,590
	The Walt Disney Co.	4.700%	12/1/12	7,200	7,260
	Time Warner, Inc.	6.750%	4/15/11	1,750	1,801
	Time Warner, Inc.	5.500%	11/15/11	7,150	7,087
	Time Warner, Inc.	6.875%	5/1/12	3,075	3,149
	Toll Brothers, Inc.	6.875%	11/15/12	750	731
	Toyota Motor Credit Corp.	4.250%	3/15/10	1,750	1,781
	Toyota Motor Credit Corp.	4.350%	12/15/10	2,300	2,349

	Toyota Motor Credit Corp.	5.450%	5/18/11	3,000	3,113
	Viacom Inc.	5.750%	4/30/11	2,925	2,922
	Wal-Mart Stores, Inc.	6.875%	8/10/09	6,050	6,278
	Wal-Mart Stores, Inc.	4.000%	1/15/10	1,600	1,615
	Wal-Mart Stores, Inc.	4.125%	7/1/10	8,150	8,258
	Wal-Mart Stores, Inc.	4.125%	2/15/11	6,475	6,503
	Wal-Mart Stores, Inc.	4.250%	4/15/13	2,400	2,383
	Wal-Mart Stores, Inc.	4.550%	5/1/13	3,050	3,063
	Western Union Co.	5.400%	11/17/11	1,925	1,914
	Yum! Brands, Inc.	8.875%	4/15/11	2,100	2,270
	Yum! Brands, Inc.	7.700%	7/1/12	1,600	1,719
	Consumer Noncyclical (2.4%)
	Abbott Laboratories	3.750%	3/15/11	2,275	2,264
	Abbott Laboratories	5.600%	5/15/11	6,825	7,120
	Abbott Laboratories	5.150%	11/30/12	3,325	3,398
	AmerisourceBergen Corp.	5.625%	9/15/12	1,225	1,215
	Amgen Inc.	4.000%	11/18/09	3,150	3,165
	Anheuser Busch Cos., Inc.	4.700%	4/15/12	1,500	1,443
	Anheuser-Busch Cos., Inc.	6.000%	4/15/11	800	810
	Anheuser-Busch Cos., Inc.	4.375%	1/15/13	1,500	1,437
	AstraZeneca PLC	5.400%	9/15/12	8,875	9,075
	Baxter Finco, BV	4.750%	10/15/10	500	508
	Biogen Idec Inc.	6.000%	3/1/13	2,700	2,685
	Bottling Group LLC	4.625%	11/15/12	4,500	4,559
	Campbell Soup Co.	6.750%	2/15/11	1,000	1,054
	Cardinal Health, Inc.	6.750%	2/15/11	425	440
	Cardinal Health, Inc.	5.650%	6/15/12	375	375
	Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	1,300	1,502
	Clorox Co.	4.200%	1/15/10	2,650	2,626
	Coca-Cola Enterprises Inc.	4.375%	9/15/09	1,550	1,570
	Colgate-Palmolive Co.	5.980%	4/25/12	1,250	1,317
	ConAgra Foods, Inc.	7.875%	9/15/10	1,000	1,059
	ConAgra Foods, Inc.	6.750%	9/15/11	387	405
	Covidien International	5.450%	10/15/12	2,425	2,435
	Diageo Capital PLC	4.375%	5/3/10	500	503
	Diageo Capital PLC	5.200%	1/30/13	5,036	5,068
	Diageo Finance BV	3.875%	4/1/11	3,500	3,423
3	Dr. Pepper Snapple Group	6.120%	5/1/13	325	327
	Eli Lilly & Co.	6.000%	3/15/12	1,000	1,061
	Fortune Brands Inc.	5.125%	1/15/11	3,150	3,108
	Genentech Inc.	4.400%	7/15/10	850	863
	General Mills, Inc.	6.000%	2/15/12	4,675	4,800
	General Mills, Inc.	5.650%	9/10/12	3,050	3,115
	Gillette Co.	3.800%	9/15/09	2,000	2,015
	GlaxoSmithKline Capital Inc.	4.850%	5/15/13	7,750	7,720
	H.J. Heinz Co.	6.625%	7/15/11	2,500	2,609
	H.J. Heinz Co.	6.000%	3/15/12	1,500	1,545
	Hospira, Inc.	4.950%	6/15/09	575	573
	Johnson & Johnson	5.150%	8/15/12	2,075	2,169
	Johnson & Johnson	3.800%	5/15/13	1,525	1,511
	Kellogg Co.	6.600%	4/1/11	5,850	6,120
	Kellogg Co.	4.250%	3/6/13	4,175	4,064
	Kimberly-Clark Corp.	5.625%	2/15/12	2,075	2,151
	Kraft Foods, Inc.	4.125%	11/12/09	3,200	3,191
	Kraft Foods, Inc.	5.625%	11/1/11	4,750	4,819
	Kraft Foods, Inc.	6.250%	6/1/12	5,750	5,885
	Kroger Co.	7.250%	6/1/09	1,500	1,539
	Kroger Co.	8.050%	2/1/10	1,700	1,787
	Kroger Co.	6.800%	4/1/11	1,000	1,045
	Kroger Co.	6.750%	4/15/12	3,050	3,192

Kroger Co.	5.500%	2/1/13	2,175	2,187
Kroger Co.	5.000%	4/15/13	800	784
McKesson Corp.	7.750%	2/1/12	1,475	1,573
Mckesson Corp.	5.250%	3/1/13	1,500	1,462
Medco Health Solutions	6.125%	3/15/13	1,450	1,455
Medtronic Inc.	4.375%	9/15/10	1,625	1,645
Merck & Co.	5.125%	11/15/11	1,850	1,910
Merck & Co.	4.375%	2/15/13	700	703
Molson Coors Capital Finance	4.850%	9/22/10	300	300
Newell Rubbermaid, Inc.	4.000%	5/1/10	1,000	980
PepsiAmericas Inc.	5.750%	7/31/12	800	816
Pepsico, Inc.	5.150%	5/15/12	3,250	3,364
Pepsico, Inc.	4.650%	2/15/13	1,500	1,520
Philip Morris International Inc.	4.875%	5/16/13	5,525	5,425
Philips Electronics NV	4.625%	3/11/13	1,450	1,436
Procter & Gamble Co.	6.875%	9/15/09	4,825	5,034
Quest Diagnostic, Inc.	5.125%	11/1/10	3,500	3,502
Reynolds American Inc.	6.500%	7/15/10	1,350	1,377
Reynolds American Inc.	7.250%	6/1/12	1,350	1,392
Reynolds American Inc.	7.250%	6/1/13	1,500	1,543
Safeway, Inc.	4.950%	8/16/10	875	880
Safeway, Inc.	6.500%	3/1/11	1,625	1,668
Safeway, Inc.	5.800%	8/15/12	3,050	3,116
Sysco Corp.	4.200%	2/12/13	600	588
Unilever Capital Corp.	7.125%	11/1/10	4,000	4,272
UST, Inc.	6.625%	7/15/12	1,000	1,045
Whirlpool Corp.	5.500%	3/1/13	3,575	3,530
Wm. Wrigley Jr. Co.	4.300%	7/15/10	2,425	2,427
Wyeth	6.950%	3/15/11	5,000	5,292
Wyeth	5.500%	3/15/13	4,100	4,185
Energy (1.0%)
Amerada Hess Corp.	6.650%	8/15/11	2,500	2,614
Anadarko Finance Co.	6.750%	5/1/11	3,375	3,494
Apache Corp.	6.250%	4/15/12	1,000	1,044
Apache Corp.	5.250%	4/15/13	1,500	1,514
BP Capital Markets PLC	4.875%	3/15/10	2,000	2,056
Burlington Resources, Inc.	6.680%	2/15/11	2,000	2,111
Burlington Resources, Inc.	6.500%	12/1/11	500	533
Canadian Natural Resources	6.700%	7/15/11	2,500	2,605
Canadian Natural Resources	5.450%	10/1/12	2,850	2,866
Canadian Natural Resources	5.150%	2/1/13	500	501
Conoco Funding Co.	6.350%	10/15/11	8,875	9,401
ConocoPhillips	8.750%	5/25/10	3,800	4,134
ConocoPhillips Canada	5.300%	4/15/12	500	515
Devon Financing Corp.	6.875%	9/30/11	9,800	10,376
Encana Corp.	4.600%	8/15/09	1,250	1,252
Halliburton Co.	5.500%	10/15/10	1,500	1,551
Husky Energy Inc.	6.250%	6/15/12	1,000	1,028
Kerr McGee Corp.	6.875%	9/15/11	3,475	3,638
Marathon Oil Corp.	6.125%	3/15/12	2,000	2,052
Marathon Oil Corp.	6.000%	7/1/12	3,100	3,185
Occidental Petroleum	4.250%	3/15/10	2,560	2,581
PanCanadian Energy Corp.	6.300%	11/1/11	1,500	1,551
Shell International Finance	5.625%	6/27/11	1,950	2,044
Shell International Finance	4.950%	3/22/12	700	720
Transocean Inc.	5.250%	3/15/13	3,400	3,401
Valero Energy Corp.	6.875%	4/15/12	3,000	3,114
Weatherford International Inc.	5.950%	6/15/12	2,250	2,313
Weatherford International Inc.	5.150%	3/15/13	2,175	2,147
XTO Energy, Inc.	5.900%	8/1/12	4,950	5,041

	Technology (1.0%)
	Cisco Systems Inc.	5.250%	2/22/11	10,000	10,279
	Computer Sciences Corp.	5.000%	2/15/13	1,775	1,717
3	Computer Sciences Corp.	5.500%	3/15/13	725	703
3	Dell Inc.	4.700%	4/15/13	1,550	1,506
	Dun & Bradstreet Corp.	6.000%	4/1/13	1,700	1,694
	Electronic Data Systems	7.125%	10/15/09	825	850
	Fiserv, Inc.	6.125%	11/20/12	3,000	2,987
	Hewlett-Packard Co.	5.250%	3/1/12	1,750	1,791
	Hewlett-Packard Co.	6.500%	7/1/12	1,025	1,093
	Hewlett-Packard Co.	4.500%	3/1/13	5,525	5,454
	IBM International Group Capital	5.050%	10/22/12	11,825	12,076
	International Business Machines Corp.	4.375%	6/1/09	300	303
	International Business Machines Corp.	4.950%	3/22/11	4,200	4,308
	Intuit Inc.	5.400%	3/15/12	950	930
	Lexmark International Inc.	5.900%	6/1/13	1,050	1,023
	Motorola, Inc.	7.625%	11/15/10	390	404
	Motorola, Inc.	8.000%	11/1/11	925	944
	Motorola, Inc.	5.375%	11/15/12	1,800	1,648
	National Semiconductor	6.150%	6/15/12	1,250	1,260
	Oracle Corp.	5.000%	1/15/11	6,150	6,271
	Oracle Corp.	4.950%	4/15/13	3,400	3,430
	Pitney Bowes, Inc.	4.625%	10/1/12	2,000	1,977
	Tyco Electronics Group	6.000%	10/1/12	2,550	2,542
	Xerox Corp.	7.125%	6/15/10	1,825	1,887
	Xerox Corp.	6.875%	8/15/11	1,025	1,059
	Xerox Corp.	5.500%	5/15/12	7,975	7,906
	Transportation (0.4%)
	American Airlines, Inc.	7.024%	10/15/09	3,775	3,643
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	2,500	2,617
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	1,050	1,080
	CSX Corp.	6.300%	3/15/12	2,000	2,043
	Canadian National Railway Co.	4.250%	8/1/09	2,700	2,704
	Canadian Pacific Rail	6.250%	10/15/11	1,550	1,578
	Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/12	2,000	1,790
	Delta Air Lines, Inc.	7.111%	9/18/11	2,000	1,830
	Norfolk Southern Corp.	6.750%	2/15/11	1,925	2,017
	Ryder System Inc.	5.950%	5/2/11	850	858
	Ryder System Inc.	6.000%	3/1/13	1,500	1,488
	Southwest Airlines Co.	6.500%	3/1/12	2,000	1,947
	Union Pacific Corp.	6.650%	1/15/11	2,000	2,086
	Union Pacific Corp.	6.500%	4/15/12	4,750	4,976
	United Parcel Service of America	4.500%	1/15/13	2,750	2,748
	Other (0.0%)
	Black & Decker Corp.	7.125%	6/1/11	1,000	1,041
	Cooper Industries, Inc.	5.250%	11/15/12	1,400	1,401
	Eaton Corp.	4.900%	5/15/13	1,050	1,045
					951,010
Utilities (2.0%)
	Electric (1.5%)
	American Electric Power Co., Inc.	5.375%	3/15/10	2,700	2,728
	Carolina Power & Light Co.	6.500%	7/15/12	1,000	1,055
	CenterPoint Energy Houston	5.700%	3/15/13	700	709
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	2,400	2,449
	Commonwealth Edison Co.	6.150%	3/15/12	3,275	3,363
	Consolidated Edison Co. of New York	4.875%	2/1/13	4,000	3,957
	Constellation Energy Group, Inc.	6.125%	9/1/09	875	887
	Constellation Energy Group, Inc.	7.000%	4/1/12	2,300	2,404
	Consumers Energy Co.	5.000%	2/15/12	1,250	1,228

	Consumers Energy Co.	5.375%	4/15/13	750	754
	DTE Energy Co.	7.050%	6/1/11	1,000	1,046
	Detroit Edison Co.	6.125%	10/1/10	1,000	1,046
	Dominion Resources, Inc.	4.750%	12/15/10	2,125	2,141
2	Dominion Resources, Inc.	6.300%	9/30/11	3,400	3,097
	Dominion Resources, Inc.	5.000%	3/15/13	1,500	1,488
	Duke Energy Corp.	6.250%	1/15/12	3,500	3,646
	Energy East Corp.	6.750%	6/15/12	1,750	1,821
	Exelon Corp.	6.750%	5/1/11	1,000	1,023
	Exelon Generation Co. LLC	6.950%	6/15/11	1,500	1,553
	FPL Group Capital, Inc.	7.375%	6/1/09	2,075	2,141
	FPL Group Capital, Inc.	5.625%	9/1/11	3,350	3,456
	FPL Group Capital, Inc.	5.350%	6/15/13	400	406
	FirstEnergy Corp.	6.450%	11/15/11	6,875	7,011
	Florida Power Corp.	4.500%	6/1/10	1,150	1,162
	Illinois Power	7.500%	6/15/09	1,000	1,017
	MidAmerican Energy Co.	5.650%	7/15/12	1,150	1,182
	MidAmerican Energy Co.	5.125%	1/15/13	2,000	2,015
	NStar Electric Co.	4.875%	10/15/12	1,925	1,924
	National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	3,350	3,368
	National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	5,000	5,313
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	1,050	1,062
	NiSource Finance Corp.	7.875%	11/15/10	2,800	2,934
	Oncor Electric Delivery Co.	6.375%	5/1/12	1,950	1,976
	PPL Electric Utilities Corp.	6.250%	8/15/09	2,000	2,043
	PPL Energy Supply LLC	6.400%	11/1/11	1,000	1,024
	PSE&G Power LLC	7.750%	4/15/11	1,950	2,077
	PSE&G Power LLC	6.950%	6/1/12	4,775	4,992
	PacifiCorp	6.900%	11/15/11	3,650	3,916
	Pacific Gas & Electric Co.	4.200%	3/1/11	1,100	1,091
	Pepco Holdings, Inc.	6.450%	8/15/12	2,000	2,029
	Progress Energy, Inc.	7.100%	3/1/11	5,418	5,699
	Progress Energy, Inc.	6.850%	4/15/12	775	818
	Public Service Co. of Colorado	7.875%	10/1/12	4,625	5,157
	SCANA Corp.	6.875%	5/15/11	1,500	1,568
	Southern Co.	5.300%	1/15/12	2,550	2,592
	Southern Power Co.	6.250%	7/15/12	1,000	1,042
	Tampa Electric Co.	6.875%	6/15/12	1,000	1,047
	Virginia Electric & Power Co.	5.100%	11/30/12	3,625	3,619
	Wisconsin Energy Corp.	6.500%	4/1/11	4,595	4,800
	Natural Gas (0.5%)
	AGL Capital Corp.	7.125%	1/14/11	500	521
	Atmos Energy Corp.	4.000%	10/15/09	1,300	1,288
	CenterPoint Energy Resources	7.875%	4/1/13	1,500	1,607
	Consolidated Natural Gas	6.250%	11/1/11	1,000	1,038
	Duke Capital Corp.	6.250%	2/15/13	3,325	3,405
	Duke Energy Field Services	7.875%	8/16/10	1,750	1,840
	Energy Transfer Partners LP	5.650%	8/1/12	1,250	1,259
*	Enron Corp.	9.125%	4/1/03	2,000	60
*	Enron Corp.	7.625%	9/10/04	1,000	30
	Enterprise Products Operating LP	4.625%	10/15/09	400	399
	Enterprise Products Operating LP	4.950%	6/1/10	2,700	2,708
	Enterprise Products Operating LP	5.650%	4/1/13	2,200	2,196
*	HNG Internorth	9.625%	3/15/06	1,500	45
	KeySpan Corp.	7.625%	11/15/10	1,500	1,604
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	1,225	1,263
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	550	578
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	6,650	6,701
	ONEOK Partners, LP	5.900%	4/1/12	3,400	3,429
	Reliant Energy Resources	7.750%	2/15/11	2,500	2,642

Sempra Energy	7.950%	3/1/10	1,500	1,583
Sempra Energy	6.000%	2/1/13	2,525	2,581
Teppco Partners, LP	5.900%	4/15/13	1,150	1,154
Transcontinental Gas Pipe Line Corp.	7.000%	8/15/11	650	680
Williams Cos., Inc.	7.125%	9/1/11	2,125	2,213
Williams Cos., Inc.	8.125%	3/15/12	2,100	2,226
				157,926
Total Corporate Bonds (Cost $2,211,810)				2,190,167
Sovereign Bonds (U.S. Dollar-Denominated) (5.5%)
Asian Development Bank	4.500%	9/4/12	5,000	5,134
Canadian Mortgage & Housing	4.800%	10/1/10	1,500	1,549
Corp. Andina de Fomento	6.875%	3/15/12	2,300	2,378
Eksportfinans	5.125%	10/26/11	6,000	6,213
European Investment Bank	5.000%	2/8/10	3,350	3,451
European Investment Bank	4.000%	3/3/10	2,925	2,970
European Investment Bank	4.125%	9/15/10	3,600	3,638
European Investment Bank	4.625%	9/15/10	19,750	20,409
European Investment Bank	3.250%	2/15/11	15,425	15,394
European Investment Bank	2.625%	5/16/11	3,800	3,715
European Investment Bank	5.250%	6/15/11	12,975	13,554
European Investment Bank	3.125%	7/15/11	16,425	16,259
European Investment Bank	4.625%	3/21/12	7,200	7,419
European Investment Bank	4.250%	7/15/13	4,800	4,861
Export Development Canada	3.750%	7/15/11	2,575	2,584
Export Development Canada	4.500%	10/25/12	7,500	7,713
Export-Import Bank of Korea	4.500%	8/12/09	3,500	3,504
Export-Import Bank of Korea	4.625%	3/16/10	500	502
Export-Import Bank of Korea	5.125%	2/14/11	600	601
Export-Import Bank of Korea	5.500%	10/17/12	2,800	2,821
Federation of Malaysia	8.750%	6/1/09	4,350	4,521
Federation of Malaysia	7.500%	7/15/11	2,875	3,094
Federative Republic of Brazil	9.250%	10/22/10	4,225	4,681
Federative Republic of Brazil	11.000%	1/11/12	3,875	4,646
Financement Quebec	5.000%	10/25/12	2,000	2,069
Inter-American Development Bank	7.375%	1/15/10	2,800	2,950
Inter-American Development Bank	5.000%	4/5/11	5,000	5,157
Inter-American Development Bank	4.750%	10/19/12	5,000	5,198
Inter-American Development Bank	3.500%	3/15/13	3,000	2,939
International Bank for Reconstruction & Development	4.125%	6/24/09	1,000	1,006
International Bank for Reconstruction & Development	4.125%	8/12/09	975	980
International Finance Corp.	4.000%	6/15/10	1,250	1,272
International Finance Corp.	5.125%	5/2/11	7,100	7,369
Japan Bank International	4.750%	5/25/11	2,150	2,215
Japan Bank International	4.375%	11/26/12	2,200	2,220
Japan Bank International	4.250%	6/18/13	6,150	6,194
Japan Finance Corp.	5.875%	3/14/11	2,000	2,114
KFW International Finance Inc.	4.500%	9/21/09	10,325	10,492
KFW International Finance Inc.	4.875%	10/19/09	3,650	3,737
Korea Development Bank	4.750%	7/20/09	4,725	4,748
Korea Development Bank	5.300%	1/17/13	4,650	4,643
Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	17,875	18,058
Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	9,000	9,002
Kreditanstalt fur Wiederaufbau	3.750%	6/27/11	8,825	8,882
Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	21,700	22,442
Kreditanstalt fur Wiederaufbau	3.250%	3/15/13	4,350	4,248
Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	12,375	12,125
Landeskreditbank Baden-Wuerttemberg—Foerderbank	4.250%	9/15/10	3,500	3,545
Landeskreditbank Baden-Wuerttemberg—Foerderbank	4.875%	1/13/12	1,500	1,557

	Landwirtschaftliche Rentenbank	3.625%	10/20/09	7,225	7,218
	Landwirtschaftliche Rentenbank	3.875%	3/15/10	3,500	3,551
	Landwirtschaftliche Rentenbank	4.875%	2/14/11	1,500	1,542
	Landwirtschaftliche Rentenbank	5.250%	7/15/11	3,500	3,649
	Landwirtschaftliche Rentenbank	5.250%	7/2/12	4,500	4,740
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	2,100	2,047
	Mass Transit Railway Corp.	7.500%	11/8/10	1,500	1,607
	Nordic Investment Bank	3.875%	6/15/10	3,750	3,759
	Nordic Investment Bank	4.500%	9/13/10	5,000	5,157
	Nordic Investment Bank	3.125%	2/15/11	6,000	5,999
	Oesterreichische Kontrollbank	4.250%	10/6/10	3,375	3,480
	Oesterreichische Kontrollbank	2.875%	3/15/11	1,000	995
	Oesterreichische Kontrollbank	4.750%	11/8/11	5,000	5,153
	Oesterreichische Kontrollbank	4.750%	10/16/12	4,725	4,905
	Ontario Hydro Electric	7.450%	3/31/13	1,000	1,141
	Pemex Project Funding Master Trust	9.125%	10/13/10	2,500	2,731
	Province of Ontario	3.625%	10/21/09	2,025	2,020
	Province of Ontario	2.750%	2/22/11	3,900	3,822
	Province of Ontario	5.000%	10/18/11	7,450	7,719
	Province of Ontario	3.500%	7/15/13	4,675	4,544
	Province of Quebec	5.000%	7/17/09	1,500	1,526
	Province of Quebec	6.125%	1/22/11	4,200	4,454
	Quebec Hydro Electric	6.300%	5/11/11	2,500	2,670
	Quebec Hydro Electric	8.000%	2/1/13	2,000	2,347
	Republic of Chile	7.125%	1/11/12	3,000	3,236
	Republic of Chile	5.500%	1/15/13	3,200	3,284
	Republic of Italy	6.000%	2/22/11	5,775	6,081
	Republic of Italy	3.500%	7/15/11	425	423
	Republic of Italy	5.625%	6/15/12	7,675	8,158
	Republic of Korea	4.250%	6/1/13	3,225	3,143
	Republic of Poland	6.250%	7/3/12	2,600	2,755
	Republic of South Africa	7.375%	4/25/12	2,500	2,639
	Swedish Export Credit Corp.	4.875%	1/19/10	2,500	2,560
	Swedish Export Credit Corp.	4.000%	6/15/10	2,175	2,178
	Swedish Export Credit Corp.	4.500%	9/27/10	8,350	8,609
	United Mexican States	9.875%	2/1/10	475	517
	United Mexican States	8.375%	1/14/11	11,600	12,615
	United Mexican States	7.500%	1/14/12	2,100	2,273
	United Mexican States	6.375%	1/16/13	2,450	2,579
Total Sovereign Bonds (Cost $430,225)					434,599

				Shares
Temporary Cash Investment (0.6%)
4	Vanguard Market Liquidity Fund (Cost $44,983)	2.405%		44,983,120	44,983
Total Investments (99.5%) (Cost $7,762,157)					7,784,981
Other Assets and Liabilities—Net (0.5%)					35,954
Net Assets (100%)					7,820,935

*	Non-income-producing security--security in default.
1

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $22,509,000, representing 0.3% of net assets.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (49.0%)
U.S. Government Securities (35.2%)
	U.S. Treasury Bond	11.250%	2/15/15	83,115	120,270
	U.S. Treasury Bond	10.625%	8/15/15	98,410	140,758
	U.S. Treasury Bond	9.875%	11/15/15	102,200	142,265
	U.S. Treasury Bond	9.250%	2/15/16	141,870	193,077
	U.S. Treasury Bond	7.250%	5/15/16	73,125	89,830
	U.S. Treasury Bond	7.500%	11/15/16	164,345	205,329
	U.S. Treasury Bond	8.750%	5/15/17	180,970	243,828
	U.S. Treasury Bond	8.875%	8/15/17	116,510	158,655
	U.S. Treasury Bond	4.250%	11/15/17	117,045	119,532
	U.S. Treasury Bond	9.125%	5/15/18	130,595	183,261
	U.S. Treasury Bond	8.875%	2/15/19	22,325	31,119
	U.S. Treasury Note	4.500%	4/30/09	10,000	10,178
	U.S. Treasury Note	3.875%	5/15/09	15,000	15,197
	U.S. Treasury Note	4.000%	6/15/09	48,200	48,931
	U.S. Treasury Note	4.625%	7/31/09	23,000	23,543
	U.S. Treasury Note	3.125%	11/30/09	12,325	12,450
	U.S. Treasury Note	3.875%	10/31/12	3,900	3,999
	U.S. Treasury Note	3.875%	2/15/13	23,620	24,211
	U.S. Treasury Note	2.750%	2/28/13	20,000	19,525
	U.S. Treasury Note	3.625%	5/15/13	22,570	22,895
	U.S. Treasury Note	4.250%	8/15/13	113,975	118,891
	U.S. Treasury Note	4.250%	11/15/13	6,380	6,658
	U.S. Treasury Note	4.000%	2/15/14	5,710	5,889
	U.S. Treasury Note	4.750%	5/15/14	42,730	45,801
	U.S. Treasury Note	4.250%	8/15/14	171,345	178,975
	U.S. Treasury Note	4.250%	11/15/14	920	960
	U.S. Treasury Note	4.000%	2/15/15	2,775	2,852
	U.S. Treasury Note	4.125%	5/15/15	22,095	22,834
	U.S. Treasury Note	4.250%	8/15/15	102,900	106,937
	U.S. Treasury Note	4.500%	11/15/15	2,360	2,485
	U.S. Treasury Note	4.500%	2/15/16	53,825	56,600
	U.S. Treasury Note	5.125%	5/15/16	49,250	53,706
	U.S. Treasury Note	4.875%	8/15/16	87,530	93,835
	U.S. Treasury Note	4.625%	11/15/16	65,075	68,644
	U.S. Treasury Note	4.625%	2/15/17	157,515	165,785
	U.S. Treasury Note	4.500%	5/15/17	870	906
	U.S. Treasury Note	4.750%	8/15/17	115,775	122,650
	U.S. Treasury Note	3.500%	2/15/18	100	96
					2,863,357
Agency Bonds and Notes (13.8%)
	Agency for International Development—
	Egypt (U.S. Government Guaranteed)	4.450%	9/15/15	6,825	6,899
1	Federal Farm Credit Bank	4.875%	12/16/15	2,450	2,483
1	Federal Farm Credit Bank	5.125%	8/25/16	11,300	11,559
1	Federal Farm Credit Bank	4.875%	1/17/17	5,750	5,772
1	Federal Home Loan Bank	5.125%	8/14/13	46,250	48,205
1	Federal Home Loan Bank	4.500%	9/16/13	47,400	48,039
1	Federal Home Loan Bank	5.250%	6/18/14	150	157
1	Federal Home Loan Bank	5.500%	8/13/14	49,925	52,983
1	Federal Home Loan Bank	5.375%	5/18/16	26,450	27,718
1	Federal Home Loan Bank	5.625%	6/13/16	4,325	4,282
1	Federal Home Loan Bank	5.125%	10/19/16	3,800	3,889

1	Federal Home Loan Bank	4.750%	12/16/16	28,100	28,273
1	Federal Home Loan Bank	4.875%	5/17/17	24,225	24,562
1	Federal Home Loan Bank	5.000%	11/17/17	9,000	9,181
1	Federal Home Loan Mortgage Corp.	4.625%	12/19/08	10,000	10,096
1	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	45,675	46,337
1	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	52,250	53,782
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	35,000	35,397
1	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	52,700	54,536
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	23,050	23,104
1	Federal Home Loan Mortgage Corp.	5.050%	1/26/15	4,700	4,838
1	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	25,925	26,152
1	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	64,000	66,396
1	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	42,500	44,753
1	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	12,100	12,440
1	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	9,000	9,163
1	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	39,500	40,546
1	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	10,000	10,058
1	Federal National Mortgage Assn.	3.250%	2/15/09	10,000	10,043
1	Federal National Mortgage Assn.	4.625%	10/15/13	74,550	75,902
1	Federal National Mortgage Assn.	5.125%	1/2/14	9,550	9,535
1	Federal National Mortgage Assn.	4.125%	4/15/14	52,400	51,938
1	Federal National Mortgage Assn.	4.625%	10/15/14	32,225	32,639
1	Federal National Mortgage Assn.	5.000%	4/15/15	25,000	25,741
1	Federal National Mortgage Assn.	4.375%	10/15/15	20,000	19,823
1	Federal National Mortgage Assn.	5.000%	3/15/16	15,000	15,325
1	Federal National Mortgage Assn.	5.250%	9/15/16	32,925	34,142
1	Federal National Mortgage Assn.	4.875%	12/15/16	29,900	30,239
1	Federal National Mortgage Assn.	5.000%	2/13/17	30,175	30,722
1	Federal National Mortgage Assn.	5.000%	5/11/17	19,000	19,338
1	Federal National Mortgage Assn.	5.375%	6/12/17	15,000	15,676
	Financing Corp.	10.350%	8/3/18	1,700	2,433
	Private Export Funding Corp.	7.200%	1/15/10	6,500	6,887
1	Tennessee Valley Auth.	6.000%	3/15/13	6,000	6,492
1	Tennessee Valley Auth.	4.750%	8/1/13	4,000	4,115
1	Tennessee Valley Auth.	4.375%	6/15/15	7,000	6,953
1	Tennessee Valley Auth.	5.500%	7/18/17	6,200	6,496
1	Tennessee Valley Auth.	6.250%	12/15/17	2,600	2,884
1	Tennessee Valley Auth.	4.500%	4/1/18	2,375	2,305
					1,121,228
Total U.S. Government and Agency Obligations (Cost $3,888,774)					3,984,585
Corporate Bonds (42.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	2,500	2,377
2,3	Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/31	339	327
					2,704
Finance (21.0%)
	Banking (8.3%)
	AmSouth Bank NA	4.850%	4/1/13	1,500	1,401
	AmSouth Bank NA	5.200%	4/1/15	2,000	1,762
	BB&T Corp.	5.200%	12/23/15	10,175	9,189
	BB&T Corp.	5.625%	9/15/16	50	46
3	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	3,125	3,306
	Banco Bradesco SA	8.750%	10/24/13	1,500	1,725
	Bank One Corp.	4.900%	4/30/15	6,150	5,814
	Bank of America Corp.	5.375%	6/15/14	3,425	3,326
	Bank of America Corp.	5.125%	11/15/14	4,550	4,476
	Bank of America Corp.	5.250%	12/1/15	1,900	1,838
	Bank of America Corp.	5.750%	8/15/16	3,900	3,808
	Bank of America Corp.	5.625%	10/14/16	15,250	14,498

	Bank of America Corp.	5.300%	3/15/17	20,050	18,873
	Bank of America Corp.	5.420%	3/15/17	14,950	13,729
	Bank of America Corp.	6.100%	6/15/17	2,100	2,037
	Bank of America Corp.	6.000%	9/1/17	4,150	3,975
	Bank of America Corp.	5.750%	12/1/17	7,975	7,542
	Bank of America Corp.	5.650%	5/1/18	18,550	17,326
	Bank of New York Mellon	4.950%	3/15/15	6,125	5,911
2,3	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	2,100	2,248
	Citigroup, Inc.	5.125%	5/5/14	3,125	2,942
	Citigroup, Inc.	5.000%	9/15/14	28,194	25,618
	Citigroup, Inc.	4.875%	5/7/15	1,200	1,095
	Citigroup, Inc.	4.700%	5/29/15	2,600	2,387
	Citigroup, Inc.	5.300%	1/7/16	10,825	10,197
	Citigroup, Inc.	5.500%	2/15/17	7,650	6,953
	Citigroup, Inc.	6.000%	8/15/17	9,250	8,959
	Citigroup, Inc.	6.125%	11/21/17	22,050	21,443
	Citigroup, Inc.	6.125%	5/15/18	11,000	10,639
	Colonial Bank NA	6.375%	12/1/15	1,250	1,052
	Comerica Bank	5.750%	11/21/16	4,275	3,857
	Comerica Bank	5.200%	8/22/17	3,025	2,538
	Comerica Inc.	4.800%	5/1/15	1,500	1,325
	Compass Bank	6.400%	10/1/17	1,600	1,553
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	14,975	14,981
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	5,550	5,236
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	10,675	9,860
	Credit Suisse First Boston USA, Inc.	5.375%	3/2/16	1,125	1,083
	Credit Suisse First Boston USA, Inc.	5.850%	8/16/16	3,250	3,223
2	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	6,200	5,238
	Credit Suisse New York	6.000%	2/15/18	8,250	7,969
	Deutsche Bank AG London	6.000%	9/1/17	15,400	15,658
	Deutsche Bank Financial LLC	5.375%	3/2/15	4,050	3,938
	Fifth Third Bank	4.750%	2/1/15	2,800	2,357
	Fifth Third Bank	5.450%	1/15/17	3,000	2,497
2	Fifth Third Cap Trust IV	6.500%	4/15/67	2,750	1,778
	First Tennessee Bank	5.050%	1/15/15	2,800	2,401
3	HBOS Treasury Services PLC	5.250%	2/21/17	3,225	3,174
3	HBOS Treasury Services PLC	6.750%	5/21/18	925	866
	HSBC Bank USA	4.625%	4/1/14	8,000	7,685
	JPMorgan Chase & Co.	5.375%	1/15/14	3,050	3,080
	JPMorgan Chase & Co.	4.875%	3/15/14	7,100	7,008
	JPMorgan Chase & Co.	5.125%	9/15/14	12,015	11,287
	JPMorgan Chase & Co.	4.750%	3/1/15	8,925	8,474
	JPMorgan Chase & Co.	5.250%	5/1/15	2,975	2,929
	JPMorgan Chase & Co.	5.150%	10/1/15	9,100	8,712
	JPMorgan Chase & Co.	5.875%	6/13/16	5,475	5,378
	JPMorgan Chase & Co.	6.125%	6/27/17	4,325	4,253
	JPMorgan Chase & Co.	6.000%	10/1/17	14,275	14,094
	JPMorgan Chase & Co.	6.000%	1/15/18	9,850	9,571
	Key Bank NA	5.800%	7/1/14	3,800	3,420
	Key Bank NA	4.950%	9/15/15	1,000	849
	Key Bank NA	5.450%	3/3/16	3,025	2,531
	MBNA Corp.	5.000%	6/15/15	1,300	1,255
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,425	5,257
2	Manufacturers & Traders Trust Co.	5.585%	12/28/20	2,400	2,077
	Marshall & Ilsley Bank	4.850%	6/16/15	700	569
	Marshall & Ilsley Bank	5.000%	1/17/17	1,200	1,052
	Mellon Bank NA	4.750%	12/15/14	3,800	3,651
	National City Bank	5.800%	6/7/17	3,000	2,391
	National City Corp.	4.900%	1/15/15	1,800	1,377
	NationsBank Corp.	7.750%	8/15/15	1,000	1,100

3	Northern Rock PLC	5.625%	6/22/17	6,325	6,367
	PNC Bank NA	4.875%	9/21/17	700	618
	PNC Bank NA	6.000%	12/7/17	1,125	1,076
	PNC Bank NA	6.875%	4/1/18	1,500	1,510
	PNC Funding Corp.	5.250%	11/15/15	3,575	3,334
	PNC Funding Corp.	5.625%	2/1/17	7,625	7,105
	PaineWebber	7.625%	12/1/09	3,000	3,142
	Paribas NY	6.950%	7/22/13	2,000	2,158
	Regions Bank	7.500%	5/15/18	4,400	4,330
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	1,700	1,662
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	13,400	12,805
2	Royal Bank of Scotland Group PLC	7.640%	3/31/49	8,175	7,450
2	Royal Bank of Scotland Group PLC	5.512%	9/29/49	6,550	5,602
	Southtrust Corp.	5.800%	6/15/14	1,350	1,328
	Sovereign Bancorp, Inc.	8.750%	5/30/18	2,825	2,848
2,3	Standard Chartered PLC	6.409%	12/31/49	1,500	1,233
	State Street Capital Trust	5.300%	1/15/16	1,000	948
	State Street Corp.	5.375%	4/30/17	825	805
	SunTrust Banks, Inc.	5.000%	9/1/15	3,550	3,245
	SunTrust Banks, Inc.	5.200%	1/17/17	150	135
	SunTrust Banks, Inc.	6.000%	9/11/17	4,100	3,951
	SunTrust Banks, Inc.	5.450%	12/1/17	2,350	2,111
	SunTrust Banks, Inc.	7.250%	3/15/18	2,375	2,370
	Synovus Financial Corp.	4.875%	2/15/13	2,000	1,884
	Synovus Financial Corp.	5.125%	6/15/17	750	634
	UBS AG	5.875%	7/15/16	4,800	4,738
	UBS AG	5.875%	12/20/17	16,875	16,627
	UBS AG	5.750%	4/25/18	10,625	10,367
	UFJ Finance Aruba AEC	6.750%	7/15/13	15,350	15,884
	US Bank NA	6.300%	2/4/14	2,600	2,717
	US Bank NA	4.950%	10/30/14	12,225	12,003
	US Bank NA	4.800%	4/15/15	1,000	962
	Union Bank of California NA	5.950%	5/11/16	4,100	3,907
	UnionBanCal Corp.	5.250%	12/16/13	1,200	1,154
	Wachovia Bank NA	4.800%	11/1/14	2,750	2,600
	Wachovia Bank NA	4.875%	2/1/15	4,475	4,084
	Wachovia Bank NA	5.600%	3/15/16	1,400	1,335
	Wachovia Bank NA	6.000%	11/15/17	5,275	5,010
	Wachovia Corp.	4.875%	2/15/14	13,800	12,480
	Wachovia Corp.	5.625%	10/15/16	10,900	10,110
	Wachovia Corp.	5.750%	6/15/17	11,475	10,597
	Wachovia Corp.	5.750%	2/1/18	11,200	10,314
	Washington Mutual Bank	5.650%	8/15/14	3,375	2,777
	Washington Mutual Bank	5.125%	1/15/15	9,350	7,082
	Washington Mutual, Inc.	4.625%	4/1/14	2,000	1,351
	Washington Mutual, Inc.	5.250%	9/15/17	3,025	2,358
	Washington Mutual, Inc.	7.250%	11/1/17	2,500	2,091
	Wells Fargo & Co.	4.950%	10/16/13	3,975	3,865
	Wells Fargo & Co.	4.625%	4/15/14	6,650	6,503
	Wells Fargo & Co.	5.625%	12/11/17	13,875	13,339
	Wells Fargo Bank NA	4.750%	2/9/15	10,450	10,037
	Wells Fargo Bank NA	5.750%	5/16/16	5,300	5,390
	Zions Bancorp.	5.650%	5/15/14	1,200	1,028
	Zions Bancorp.	5.500%	11/16/15	6,850	5,445
	Brokerage (5.2%)
	Ameriprise Financial Inc.	5.650%	11/15/15	3,450	3,274
2	Ameriprise Financial Inc.	7.518%	6/1/66	2,000	1,715
	Bear Stearns Co., Inc.	5.700%	11/15/14	8,150	7,846
	Bear Stearns Co., Inc.	5.300%	10/30/15	1,100	1,019
	Bear Stearns Co., Inc.	5.550%	1/22/17	12,300	11,367

	Bear Stearns Co., Inc.	6.400%	10/2/17	13,700	13,575
	Bear Stearns Co., Inc.	7.250%	2/1/18	8,050	8,416
	BlackRock, Inc.	6.250%	9/15/17	2,950	2,974
	Goldman Sachs Group, Inc.	4.750%	7/15/13	15,675	15,164
	Goldman Sachs Group, Inc.	5.150%	1/15/14	10,725	10,730
	Goldman Sachs Group, Inc.	5.000%	10/1/14	14,075	13,874
	Goldman Sachs Group, Inc.	5.125%	1/15/15	9,650	9,315
	Goldman Sachs Group, Inc.	5.350%	1/15/16	10,600	10,249
	Goldman Sachs Group, Inc.	5.750%	10/1/16	3,850	3,770
	Goldman Sachs Group, Inc.	5.625%	1/15/17	11,725	10,908
	Goldman Sachs Group, Inc.	6.250%	9/1/17	11,225	11,162
	Goldman Sachs Group, Inc.	5.950%	1/18/18	10,875	10,431
	Goldman Sachs Group, Inc.	6.150%	4/1/18	29,425	28,603
	Janus Capital Group	6.700%	6/15/17	1,700	1,576
	Jefferies Group Inc.	5.500%	3/15/16	4,500	3,797
	Lazard Group	6.850%	6/15/17	5,525	4,845
	Lehman Brothers Holdings, Inc.	6.200%	9/26/14	10,425	9,719
	Lehman Brothers Holdings, Inc.	8.800%	3/1/15	1,000	1,070
	Lehman Brothers Holdings, Inc.	5.500%	4/4/16	5,350	4,851
	Lehman Brothers Holdings, Inc.	5.750%	1/3/17	11,375	10,055
	Lehman Brothers Holdings, Inc.	6.500%	7/19/17	8,875	8,260
	Lehman Brothers Holdings, Inc.	5.875%	11/15/17	1,425	1,280
	Lehman Brothers Holdings, Inc.	6.750%	12/28/17	10,500	9,904
	Lehman Brothers Holdings, Inc.	6.875%	5/2/18	10,425	10,130
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	8,650	7,914
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	5,150	4,898
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	14,775	13,047
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	4,725	4,338
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	5,550	4,922
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	6,750	6,255
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	30,925	29,388
	Morgan Stanley Dean Witter	4.750%	4/1/14	14,500	13,079
	Morgan Stanley Dean Witter	6.000%	4/28/15	10,800	10,401
	Morgan Stanley Dean Witter	5.375%	10/15/15	7,050	6,487
	Morgan Stanley Dean Witter	5.750%	10/18/16	6,400	5,853
	Morgan Stanley Dean Witter	5.450%	1/9/17	13,025	11,653
	Morgan Stanley Dean Witter	5.550%	4/27/17	5,675	5,077
	Morgan Stanley Dean Witter	6.250%	8/28/17	12,000	11,260
	Morgan Stanley Dean Witter	5.950%	12/28/17	20,075	18,332
	Morgan Stanley Dean Witter	6.625%	4/1/18	26,850	25,561
2	Schwab Capital Trust I	7.500%	11/15/37	1,850	1,673
	Finance Companies (3.3%)
	American Exoress Co.	7.000%	3/19/18	9,350	9,473
	American Express Bank, FSB	6.000%	9/13/17	3,325	3,160
	American Express Centurion Bank	6.000%	9/13/17	4,125	4,116
	American Express Co.	4.875%	7/15/13	5,800	5,559
	American Express Co.	5.500%	9/12/16	1,400	1,305
	American Express Co.	6.150%	8/28/17	11,425	10,909
2	American Express Co.	6.800%	9/1/66	3,525	3,343
	American Express Credit Corp.	5.300%	12/2/15	2,000	1,937
	American General Finance Corp.	5.850%	6/1/13	3,950	3,672
	American General Finance Corp.	5.750%	9/15/16	5,725	4,982
	American General Finance Corp.	6.900%	12/15/17	15,700	13,968
	CIT Group Co. of Canada	5.200%	6/1/15	5,775	4,043
	CIT Group, Inc.	5.400%	3/7/13	2,150	1,728
	CIT Group, Inc.	5.000%	2/13/14	875	681
	CIT Group, Inc.	5.125%	9/30/14	4,525	3,252
	CIT Group, Inc.	5.000%	2/1/15	3,400	2,512
	CIT Group, Inc.	5.400%	1/30/16	2,250	1,662

	CIT Group, Inc.	5.850%	9/15/16	2,750	2,052
	CIT Group, Inc.	5.650%	2/13/17	3,150	2,296
2	CIT Group, Inc.	6.100%	3/15/67	3,200	1,580
	Capital One Bank	6.500%	6/13/13	3,775	3,737
	Capital One Financial	5.500%	6/1/15	3,750	3,360
	Capital One Financial	6.150%	9/1/16	6,325	5,502
	Capital One Financial	6.750%	9/15/17	6,775	6,742
	Capmark Financial Group	6.300%	5/10/17	1,625	1,040
	Discover Financial Services	6.450%	6/12/17	1,500	1,246
	General Electric Capital Corp.	5.500%	6/4/14	5,350	5,493
	General Electric Capital Corp.	5.650%	6/9/14	13,275	13,589
	General Electric Capital Corp.	5.375%	10/20/16	925	917
	General Electric Capital Corp.	5.400%	2/15/17	18,750	18,444
	General Electric Capital Corp.	5.625%	9/15/17	12,900	12,775
	General Electric Capital Corp.	5.625%	5/1/18	19,500	19,130
2	General Electric Capital Corp.	6.375%	11/15/67	14,675	14,070
2	HSBC Finance Capital Trust IX	5.911%	11/30/35	3,925	3,173
	HSBC Finance Corp.	4.750%	7/15/13	8,575	8,387
	HSBC Finance Corp.	5.250%	1/15/14	2,550	2,528
	HSBC Finance Corp.	5.000%	6/30/15	27,150	26,020
	International Lease Finance Corp.	5.625%	9/20/13	1,130	1,000
	International Lease Finance Corp.	5.650%	6/1/14	11,150	9,729
	iStar Financial Inc.	5.950%	10/15/13	3,175	2,508
	iStar Financial Inc.	5.875%	3/15/16	5,475	4,271
	iStar Financial Inc.	5.850%	3/15/17	1,100	847
	PHH Corp.	7.125%	3/1/13	2,050	1,869
	SLM Corp.	5.000%	10/1/13	6,900	5,730
	SLM Corp.	5.375%	5/15/14	4,750	4,014
	SLM Corp.	5.050%	11/14/14	1,400	1,155
	SLM Corp.	8.450%	6/15/18	10,775	10,283
	Insurance (2.9%)
	ACE INA Holdings, Inc.	5.875%	6/15/14	2,000	1,999
	ACE INA Holdings, Inc.	5.600%	5/15/15	2,050	2,024
	ACE INA Holdings, Inc.	5.700%	2/15/17	1,950	1,888
	ACE INA Holdings, Inc.	5.800%	3/15/18	1,850	1,792
	AEGON NV	4.750%	6/1/13	3,475	3,318
	Aetna, Inc.	6.000%	6/15/16	5,250	5,223
	Allied World Assurance	7.500%	8/1/16	3,275	3,099
	Allstate Corp.	5.000%	8/15/14	4,725	4,729
2	Allstate Corp.	6.125%	5/15/37	2,575	2,378
	American International Group, Inc.	5.050%	10/1/15	9,675	8,805
	American International Group, Inc.	5.600%	10/18/16	875	815
	American International Group, Inc.	5.450%	5/18/17	6,425	5,861
	American International Group, Inc.	5.850%	1/16/18	9,675	8,922
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	1,100	1,039
	Assurant, Inc.	5.625%	2/15/14	2,825	2,668
	Axis Capital Holdings	5.750%	12/1/14	1,800	1,745
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	4,450	4,436
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	1,850	1,871
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	5,325	5,292
3	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,650	2,644
	CIGNA Corp.	6.350%	3/15/18	4,050	4,093
	CNA Financial Corp.	5.850%	12/15/14	2,100	1,983
	CNA Financial Corp.	6.500%	8/15/16	3,400	3,310
2	Chubb Corp.	6.375%	3/29/67	5,225	4,825
	Chubb Corp.	5.750%	5/15/18	1,900	1,840
	Commerce Group, Inc.	5.950%	12/9/13	900	869
	Coventry Health Care Inc.	6.300%	8/15/14	1,000	945
	Coventry Health Care Inc.	5.950%	3/15/17	3,000	2,701
2	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	1,450	1,043

	Fund American Cos., Inc.	5.875%	5/15/13	2,100	2,038
	Genworth Financial, Inc.	5.750%	6/15/14	4,250	4,099
	Genworth Financial, Inc.	4.950%	10/1/15	1,450	1,285
2	Genworth Financial, Inc.	6.150%	11/15/66	3,025	2,377
	Hartford Financial Services Group, Inc.	4.625%	7/15/13	1,200	1,142
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	1,975	1,864
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	2,200	2,047
	Hartford Financial Services Group, Inc.	6.300%	3/15/18	2,200	2,171
2	Hartford Financial Services Group, Inc.	8.125%	6/15/38	2,250	2,202
	Humana Inc.	6.450%	6/1/16	2,625	2,557
	Humana Inc.	7.200%	6/15/18	3,975	3,947
2	ING Capital Funding Trust III	5.775%	12/8/49	4,325	3,659
	Jefferson Pilot Corp.	4.750%	1/30/14	4,000	3,724
2	Lincoln National Corp.	7.000%	5/17/66	1,780	1,607
2	Lincoln National Corp.	6.050%	4/20/67	4,375	3,664
	Loews Corp.	5.250%	3/15/16	1,850	1,784
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	1,500	1,447
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	5,550	5,397
	MetLife, Inc.	5.000%	11/24/13	2,325	2,267
	MetLife, Inc.	5.500%	6/15/14	1,075	1,079
	MetLife, Inc.	5.000%	6/15/15	3,875	3,682
	Principal Life Income Funding	5.100%	4/15/14	4,250	4,091
2	Progressive Corp.	6.700%	6/15/37	5,975	5,129
	Prudential Financial, Inc.	4.500%	7/15/13	4,500	4,250
	Prudential Financial, Inc.	4.750%	4/1/14	1,750	1,640
	Prudential Financial, Inc.	5.100%	9/20/14	6,200	5,843
	Prudential Financial, Inc.	5.500%	3/15/16	575	541
	Prudential Financial, Inc.	6.100%	6/15/17	1,750	1,758
	Prudential Financial, Inc.	6.000%	12/1/17	4,600	4,461
	St. Paul Travelers Cos., Inc.	5.500%	12/1/15	1,350	1,343
	St. Paul Travelers Cos., Inc.	6.250%	6/20/16	2,025	2,078
	Torchmark Corp.	6.375%	6/15/16	1,750	1,782
	Transatlantic Holdings	5.750%	12/14/15	4,000	3,818
	Travelers Cos. Inc.	5.750%	12/15/17	3,550	3,491
	Travelers Cos. Inc.	5.800%	5/15/18	1,975	1,920
2	Travelers Cos. Inc.	6.250%	3/15/37	3,950	3,361
	UnitedHealth Group, Inc.	5.000%	8/15/14	5,400	5,108
	UnitedHealth Group, Inc.	4.875%	3/15/15	3,825	3,556
	UnitedHealth Group, Inc.	6.000%	6/15/17	2,100	2,043
	UnitedHealth Group, Inc.	6.000%	11/15/17	2,400	2,356
	UnitedHealth Group, Inc.	6.000%	2/15/18	8,725	8,398
	WellPoint Inc.	5.000%	12/15/14	4,550	4,326
	WellPoint Inc.	5.250%	1/15/16	3,900	3,639
	WellPoint Inc.	5.875%	6/15/17	2,500	2,430
	Willis North America Inc.	5.625%	7/15/15	2,750	2,589
	Willis North America Inc.	6.200%	3/28/17	1,625	1,436
	XL Capital Ltd.	5.250%	9/15/14	4,025	3,348
2	XL Capital Ltd.	6.500%	12/15/49	3,950	2,670
	Real Estate Investment Trusts (1.3%)
	AMB Property LP	6.300%	6/1/13	1,475	1,477
	Arden Realty LP	5.250%	3/1/15	1,250	1,227
	AvalonBay Communities, Inc.	5.750%	9/15/16	1,750	1,669
	Boston Properties, Inc.	5.625%	4/15/15	1,700	1,621
	Brandywine Operating Partnership	5.400%	11/1/14	2,250	1,991
	Camden Property Trust	5.700%	5/15/17	3,300	3,024
	Colonial Realty LP	5.500%	10/1/15	4,200	3,655
	Duke Realty LP	5.950%	2/15/17	4,975	4,598
	ERP Operating LP	5.200%	4/1/13	1,000	966
	ERP Operating LP	5.250%	9/15/14	4,025	3,727
	ERP Operating LP	5.125%	3/15/16	5,000	4,495

	ERP Operating LP	5.375%	8/1/16	475	440
	ERP Operating LP	5.750%	6/15/17	1,675	1,550
	HCP Inc.	6.700%	1/30/18	4,500	4,044
	HRPT Properties Trust	6.250%	8/15/16	5,150	4,684
	HRPT Properties Trust	6.250%	6/15/17	3,200	2,946
	Health Care Property Investors, Inc.	5.650%	12/15/13	2,250	2,044
	Health Care Property Investors, Inc.	6.300%	9/15/16	275	248
	Health Care Property Investors, Inc.	6.000%	1/30/17	3,750	3,211
	Health Care REIT, Inc.	6.000%	11/15/13	4,725	4,408
	Health Care REIT, Inc.	6.200%	6/1/16	925	837
	HealthCare Realty Trust	5.125%	4/1/14	2,925	2,596
	Hospitality Properties	5.125%	2/15/15	4,150	3,364
	Hospitality Properties	5.625%	3/15/17	2,500	2,001
	Kimco Realty Corp.	5.783%	3/15/16	1,350	1,251
	Liberty Property LP	5.125%	3/2/15	4,450	3,994
	National Retail Properties	6.875%	10/15/17	3,000	2,766
	ProLogis	5.500%	3/1/13	2,000	1,949
	ProLogis	5.625%	11/15/15	2,800	2,584
	ProLogis	5.750%	4/1/16	3,000	2,790
	ProLogis	5.625%	11/15/16	1,925	1,762
	Realty Income Corp.	5.950%	9/15/16	1,000	904
	Regency Centers LP	5.250%	8/1/15	1,000	907
	Regency Centers LP	5.875%	6/15/17	3,000	2,767
	Simon Property Group Inc.	5.625%	8/15/14	2,350	2,255
	Simon Property Group Inc.	5.100%	6/15/15	1,800	1,663
	Simon Property Group Inc.	5.750%	12/1/15	4,600	4,404
	Simon Property Group Inc.	6.100%	5/1/16	1,800	1,769
	Simon Property Group Inc.	5.250%	12/1/16	6,575	5,996
	Simon Property Group Inc.	6.125%	5/30/18	3,225	3,096
	Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	1,725	1,587
	Financial Other (0.0%)
	XTRA Finance Corp.	5.150%	4/1/17	1,600	1,592
					1,704,719
Industrial (17.9%)
	Basic Industry (1.7%)
	Alcan, Inc.	5.200%	1/15/14	1,500	1,470
	Alcan, Inc.	5.000%	6/1/15	1,575	1,498
	Alcoa, Inc.	5.550%	2/1/17	1,900	1,774
3	ArcelorMittal	6.125%	6/1/18	6,775	6,600
	Arcelormittal USA	6.500%	4/15/14	5,000	4,957
	BHP Billiton Finance	5.250%	12/15/15	2,725	2,624
	BHP Finance USA Ltd.	5.400%	3/29/17	2,300	2,173
	Barrick Gold Finance Inc.	4.875%	11/15/14	2,050	1,926
	Celulosa Arauco Constitution SA	5.125%	7/9/13	1,500	1,472
	Celulosa Arauco Constitution SA	5.625%	4/20/15	5,150	5,002
	Commercial Metals Co.	6.500%	7/15/17	1,650	1,681
	Dow Chemical Co.	5.700%	5/15/18	3,300	3,233
	E.I. du Pont de Nemours & Co.	5.250%	12/15/16	3,925	3,957
	Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	8,000	8,260
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	15,950	16,867
	ICI Wilmington	5.625%	12/1/13	1,600	1,610
	Inco Ltd.	5.700%	10/15/15	1,675	1,623
	International Paper Co.	7.400%	6/15/14	6,500	6,502
	International Paper Co.	5.300%	4/1/15	175	155
	International Paper Co.	5.250%	4/1/16	2,950	2,521
	Lubrizol Corp.	5.500%	10/1/14	2,575	2,459
	Monsanto Co.	5.125%	4/15/18	925	904
	Noranda, Inc.	6.000%	10/15/15	2,025	1,976
	Nucor Corp.	5.000%	6/1/13	1,275	1,279

	Nucor Corp.	5.750%	12/1/17	825	824
	Nucor Corp.	5.850%	6/1/18	2,475	2,493
	PPG Industries, Inc.	6.650%	3/15/18	3,425	3,481
	Plum Creek Timber Co.	5.875%	11/15/15	1,650	1,459
	Praxair, Inc.	3.950%	6/1/13	2,500	2,394
	Praxair, Inc.	5.250%	11/15/14	1,850	1,851
	Praxair, Inc.	4.625%	3/30/15	2,575	2,471
	Praxair, Inc.	5.375%	11/1/16	700	698
	Praxair, Inc.	5.200%	3/15/17	1,500	1,456
	Reliance Steel & Aluminum	6.200%	11/15/16	650	627
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	8,500	8,545
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	8,200	8,211
	Rohm & Haas Co.	6.000%	9/15/17	6,300	6,139
	US Steel Corp.	5.650%	6/1/13	900	873
	US Steel Corp.	6.050%	6/1/17	3,325	3,109
	US Steel Corp.	7.000%	2/1/18	1,300	1,293
	Vale Overseas Ltd.	6.250%	1/11/16	5,825	5,694
	Vale Overseas Ltd.	6.250%	1/23/17	2,575	2,504
	WMC Finance USA	5.125%	5/15/13	1,600	1,587
	Capital Goods (1.6%)
2,3	BAE Systems Asset Trust	7.156%	12/15/11	402	418
	Brascan Corp.	7.125%	6/15/12	1,000	1,007
	CRH America Inc.	5.300%	10/15/13	2,075	1,929
	CRH America Inc.	6.000%	9/30/16	8,375	7,752
	Caterpillar Financial Services Corp.	4.750%	2/17/15	7,625	7,468
	Caterpillar Financial Services Corp.	4.625%	6/1/15	1,200	1,163
	Caterpillar Financial Services Corp.	5.450%	4/15/18	3,900	3,870
	Deere & Co.	6.950%	4/25/14	6,230	6,858
	Dover Corp.	4.875%	10/15/15	2,400	2,332
	Dover Corp.	5.450%	3/15/18	900	883
	Embraer Overseas Ltd.	6.375%	1/24/17	700	686
	Emerson Electric Co.	5.125%	12/1/16	2,500	2,462
	Emerson Electric Co.	5.375%	10/15/17	5,000	5,016
	General Electric Co.	5.250%	12/6/17	19,825	19,165
	Hanson PLC	6.125%	8/15/16	3,250	3,172
	Harsco Corp.	5.750%	5/15/18	2,550	2,546
	Honeywell International, Inc.	5.400%	3/15/16	1,825	1,856
	Honeywell International, Inc.	5.300%	3/15/17	1,000	999
	Honeywell International, Inc.	5.300%	3/1/18	4,025	3,962
	John Deere Capital Corp.	5.500%	4/13/17	2,300	2,289
	Joy Global, Inc.	6.000%	11/15/16	1,275	1,269
	Lafarge SA	6.500%	7/15/16	5,800	5,631
	Lockheed Martin Corp.	7.650%	5/1/16	3,000	3,393
	Martin Marietta Material	6.600%	4/15/18	2,050	2,039
	Masco Corp.	4.800%	6/15/15	4,875	4,217
	Masco Corp.	6.125%	10/3/16	4,275	3,861
	Mohawk Industries Inc.	6.125%	1/15/16	6,275	5,978

Northrop Grumman Corp.	7.750%	3/1/16	2,900	3,303
Textron, Inc.	5.600%	12/1/17	3,700	3,689
Tyco International Group SA	6.000%	11/15/13	4,800	4,631
United Technologies Corp.	4.875%	5/1/15	6,425	6,386
United Technologies Corp.	5.375%	12/15/17	5,100	5,072
Vulcan Materials Co.	7.000%	6/15/18	3,275	3,329
Waste Management, Inc.	6.375%	11/15/12	1,000	1,020
Waste Management, Inc.	5.000%	3/15/14	625	599
Communication (3.9%)
AT&T Inc.	5.100%	9/15/14	20,850	20,565
AT&T Inc.	5.625%	6/15/16	6,000	5,942
AT&T Inc.	5.500%	2/1/18	15,900	15,404
AT&T Inc.	5.600%	5/15/18	2,475	2,418
America Movil SA de C.V.	5.500%	3/1/14	5,650	5,558
America Movil SA de C.V.	5.750%	1/15/15	1,525	1,514
BellSouth Corp.	5.200%	9/15/14	200	197
British Telecommunications PLC	5.950%	1/15/18	2,375	2,270
CenturyTel, Inc.	5.000%	2/15/15	1,000	877
CenturyTel, Inc.	6.000%	4/1/17	2,475	2,228
Comcast Cable Communications, Inc.	8.875%	5/1/17	1,700	1,970
Comcast Corp.	5.300%	1/15/14	11,765	11,479
Comcast Corp.	6.500%	1/15/15	3,825	3,902
Comcast Corp.	5.850%	11/15/15	2,300	2,262
Comcast Corp.	5.900%	3/15/16	8,650	8,502
Comcast Corp.	4.950%	6/15/16	2,175	2,006
Comcast Corp.	6.500%	1/15/17	1,575	1,603
Comcast Corp.	6.300%	11/15/17	5,625	5,632
Comcast Corp.	5.875%	2/15/18	5,375	5,226
Cox Communications, Inc.	4.625%	6/1/13	4,000	3,706
Cox Communications, Inc.	5.450%	12/15/14	6,725	6,477
Cox Communications, Inc.	5.500%	10/1/15	1,250	1,199
Deutsche Telekom International Finance	5.250%	7/22/13	8,300	8,088
Deutsche Telekom International Finance	5.750%	3/23/16	2,725	2,703
Embarq Corp.	7.082%	6/1/16	14,275	13,612
GTE Corp.	6.840%	4/15/18	1,000	1,047
McGraw-Hill Cos. Inc.	5.900%	11/15/17	2,500	2,452
News America Holdings, Inc.	9.250%	2/1/13	1,325	1,516
News America Inc.	5.300%	12/15/14	8,350	8,193
Omnicom Group Inc.	5.900%	4/15/16	6,400	6,251
Qwest Communications International Inc.	7.500%	10/1/14	3,475	3,406
Qwest Communications International Inc.	6.500%	6/1/17	4,000	3,580
R.R. Donnelley & Sons Co.	4.950%	4/1/14	2,550	2,339
R.R. Donnelley & Sons Co.	5.500%	5/15/15	2,365	2,243
R.R. Donnelley & Sons Co.	6.125%	1/15/17	1,750	1,678
Rogers Cable Inc.	5.500%	3/15/14	5,000	4,813
Rogers Wireless Inc.	6.375%	3/1/14	8,000	7,970
TCI Communications, Inc.	8.750%	8/1/15	3,895	4,355
Tele-Communications, Inc.	7.875%	8/1/13	5,401	5,841
Telecom Italia Capital	5.250%	11/15/13	2,875	2,677
Telecom Italia Capital	4.950%	9/30/14	13,225	12,039
Telecom Italia Capital	5.250%	10/1/15	3,600	3,319
Telecom Italia Capital	6.999%	6/4/18	2,400	2,420
Telefonica Emisiones SAU	6.421%	6/20/16	11,075	11,268
Telefonos de Mexico SA	5.500%	1/27/15	6,050	5,891
Thomson Corp.	5.950%	7/15/13	1,675	1,682
Thomson Corp.	5.700%	10/1/14	5,550	5,467
Thomson Corp.	6.500%	7/15/18	2,350	2,341
Time Warner Cable Inc.	6.200%	7/1/13	5,525	5,607
Time Warner Cable Inc.	5.850%	5/1/17	9,575	9,080
Time Warner Cable Inc.	6.750%	7/1/18	7,400	7,436
Verizon Communications Corp.	5.550%	2/15/16	12,150	11,869

Verizon Communications Corp.	5.500%	2/15/18	11,500	10,938
Verizon Communications Corp.	6.100%	4/15/18	4,300	4,271
Verizon Global Funding Corp.	4.900%	9/15/15	2,000	1,900
Vodafone Group PLC	5.000%	12/16/13	900	872
Vodafone Group PLC	5.375%	1/30/15	8,475	8,177
Vodafone Group PLC	5.000%	9/15/15	1,250	1,176
Vodafone Group PLC	5.750%	3/15/16	5,350	5,290
Vodafone Group PLC	5.625%	2/27/17	7,425	7,151
WPP Finance USA Corp.	5.875%	6/15/14	2,150	2,067
Consumer Cyclical (2.3%)
Best Buy Co.	6.750%	7/15/13	3,525	3,549
Brinker International	5.750%	6/1/14	1,700	1,523
CVS Corp.	4.875%	9/15/14	1,675	1,609
CVS Corp.	6.125%	8/15/16	2,600	2,609
CVS Corp.	5.750%	6/1/17	7,575	7,435
Costco Wholesale Corp.	5.500%	3/15/17	8,975	9,054
DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	13,925	14,349
Darden Restaurants Inc.	6.200%	10/15/17	3,700	3,481
Federated Retail Holding	5.900%	12/1/16	8,800	7,693
Home Depot Inc.	5.250%	12/16/13	4,450	4,309
Home Depot Inc.	5.400%	3/1/16	13,050	11,877
ITT Corp.	7.375%	11/15/15	3,600	3,548
J.C. Penney Co., Inc.	7.950%	4/1/17	1,650	1,698
J.C. Penney Co., Inc.	5.750%	2/15/18	2,650	2,395
Johnson Controls, Inc.	4.875%	9/15/13	1,000	990
Johnson Controls, Inc.	5.500%	1/15/16	3,000	2,870
Kohl’s Corp.	6.250%	12/15/17	1,500	1,425
Limited Brands Inc.	5.250%	11/1/14	3,100	2,617
Limited Brands Inc.	6.900%	7/15/17	2,875	2,609
Lowe’s Cos., Inc.	5.000%	10/15/15	4,275	4,218
Lowe’s Cos., Inc.	5.400%	10/15/16	3,525	3,433
Lowe’s Cos., Inc.	6.100%	9/15/17	600	609
Macy’s Retail Holdings Inc.	5.750%	7/15/14	3,600	3,269
Marriott International	6.200%	6/15/16	2,600	2,434
Marriott International	6.375%	6/15/17	2,450	2,315
McDonald’s Corp.	5.300%	3/15/17	750	736
McDonald’s Corp.	5.800%	10/15/17	3,950	4,012
McDonald’s Corp.	5.350%	3/1/18	4,775	4,676
Nordstrom, Inc.	6.250%	1/15/18	1,800	1,753
Target Corp.	4.000%	6/15/13	2,570	2,476
Target Corp.	5.875%	7/15/16	6,600	6,703
Target Corp.	5.375%	5/1/17	550	534
Target Corp.	6.000%	1/15/18	3,600	3,605
The Walt Disney Co.	5.625%	9/15/16	7,700	7,874
The Walt Disney Co.	5.875%	12/15/17	2,025	2,104
Time Warner, Inc.	5.875%	11/15/16	8,100	7,661
Toll Brothers, Inc.	5.950%	9/15/13	1,000	926
Toll Brothers, Inc.	5.150%	5/15/15	2,150	1,879
VF Corp.	5.950%	11/1/17	1,125	1,106
Viacom Inc.	6.250%	4/30/16	6,800	6,563
Viacom Inc.	6.125%	10/5/17	50	48
Wal-Mart Stores, Inc.	7.250%	6/1/13	2,300	2,578
Wal-Mart Stores, Inc.	4.500%	7/1/15	7,025	6,909
Wal-Mart Stores, Inc.	5.375%	4/5/17	2,575	2,606
Wal-Mart Stores, Inc.	5.800%	2/15/18	7,525	7,810
Western Union Co.	5.930%	10/1/16	3,800	3,717
Wyndham Worldwide	6.000%	12/1/16	1,900	1,662
Yum! Brands, Inc.	6.250%	4/15/16	2,525	2,525
Yum! Brands, Inc.	6.250%	3/15/18	2,400	2,327
Consumer Noncyclical (4.5%)
Abbott Laboratories	4.350%	3/15/14	4,350	4,253

	Abbott Laboratories	5.875%	5/15/16	8,500	8,799
	Abbott Laboratories	5.600%	11/30/17	5,000	5,032
	Allergan Inc.	5.750%	4/1/16	3,300	3,289
	AmerisourceBergen Corp.	5.875%	9/15/15	4,425	4,272
	Amgen Inc.	4.850%	11/18/14	4,125	3,941
	Amgen Inc.	5.850%	6/1/17	7,975	7,876
	Anheuser-Busch Cos., Inc.	5.600%	3/1/17	4,100	3,902
	Anheuser-Busch Cos., Inc.	5.500%	1/15/18	3,900	3,639
	Archer-Daniels-Midland Co.	8.375%	4/15/17	1,375	1,606
	Archer-Daniels-Midland Co.	5.450%	3/15/18	4,050	3,907
	AstraZeneca PLC	5.400%	6/1/14	3,050	3,122
	AstraZeneca PLC	5.900%	9/15/17	10,625	10,889
	Baxter International, Inc.	4.625%	3/15/15	3,150	2,988
	Baxter International, Inc.	5.900%	9/1/16	2,600	2,659
	Biogen Idec Inc.	6.875%	3/1/18	4,950	4,982
	Bottling Group LLC	5.000%	11/15/13	1,500	1,508
	Bottling Group LLC	5.500%	4/1/16	6,050	6,079
	Bristol-Myers Squibb Co.	5.250%	8/15/13	2,775	2,820
	Bristol-Myers Squibb Co.	5.450%	5/1/18	3,125	3,060
	Bunge Ltd. Finance Corp.	5.350%	4/15/14	2,900	2,710
	Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	1,751
	Cardinal Health, Inc.	4.000%	6/15/15	2,200	1,989
	Cardinal Health, Inc.	5.800%	10/15/16	1,250	1,235
	Cardinal Health, Inc.	6.000%	6/15/17	900	888
	Cardinal Health, Inc.	5.850%	12/15/17	1,900	1,859
	Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	2,800	3,192
	Clorox Co.	5.000%	1/15/15	3,700	3,516
	Coca-Cola Co.	5.350%	11/15/17	8,200	8,235
	Coca-Cola HBC Finance	5.125%	9/17/13	2,400	2,398
	ConAgra Foods, Inc.	5.819%	6/15/17	1,500	1,473
	Covidien International	6.000%	10/15/17	5,625	5,692
	Delhaize America Inc.	6.500%	6/15/17	2,800	2,843
	Diageo Capital PLC	5.500%	9/30/16	6,300	6,225
	Diageo Capital PLC	5.750%	10/23/17	4,800	4,738
	Diageo Finance BV	5.300%	10/28/15	2,675	2,636
3	Dr. Pepper Snapple Group	6.820%	5/1/18	3,325	3,367
	Eli Lilly & Co.	5.200%	3/15/17	4,925	4,901
	Fisher Scientific International Inc.	6.125%	7/1/15	4,000	3,976
	Fortune Brands Inc.	5.375%	1/15/16	9,775	9,138
	Genentech Inc.	4.750%	7/15/15	2,900	2,864
	General Mills, Inc.	5.200%	3/17/15	1,100	1,086
	General Mills, Inc.	5.700%	2/15/17	7,850	7,781
	GlaxoSmithKline Capital Inc.	4.375%	4/15/14	8,075	7,855
	GlaxoSmithKline Capital Inc.	5.650%	5/15/18	13,250	13,110
	Hasbro Inc.	6.300%	9/15/17	2,175	2,151
	Hershey Foods Corp.	5.450%	9/1/16	2,100	2,101
	Hospira, Inc.	5.900%	6/15/14	675	664
	Hospira, Inc.	6.050%	3/30/17	2,000	1,930
	Johnson & Johnson	5.550%	8/15/17	4,600	4,806
	Johnson & Johnson	5.150%	7/15/18	2,725	2,759
	Kimberly-Clark Corp.	4.875%	8/15/15	1,025	998
	Kimberly-Clark Corp.	6.125%	8/1/17	7,000	7,243
	Kraft Foods, Inc.	5.250%	10/1/13	7,250	7,097
	Kraft Foods, Inc.	6.500%	8/11/17	11,825	11,840
	Kraft Foods, Inc.	6.125%	2/1/18	5,750	5,597
	Kroger Co.	4.950%	1/15/15	6,825	6,467
	Kroger Co.	6.400%	8/15/17	1,950	2,011
	Laboratory Corp. of America	5.500%	2/1/13	2,500	2,428
	Laboratory Corp. of America	5.625%	12/15/15	1,250	1,153

	Mckesson Corp.	5.700%	3/1/17	1,000	971
	Medco Health Solutions	7.250%	8/15/13	3,500	3,714
	Medco Health Solutions	7.125%	3/15/18	4,100	4,258
	Medtronic Inc.	4.750%	9/15/15	3,200	3,044
	Merck & Co.	4.750%	3/1/15	5,425	5,364
	PepsiAmericas Inc.	4.875%	1/15/15	2,875	2,783
	PepsiAmericas Inc.	5.000%	5/15/17	750	699
	Pepsico, Inc.	5.000%	6/1/18	6,700	6,526
	Pfizer, Inc.	4.500%	2/15/14	3,375	3,353
	Philip Morris International Inc	5.650%	5/16/18	11,975	11,665
	Philips Electronics NV	5.750%	3/11/18	7,100	6,960
	Procter & Gamble Co.	4.950%	8/15/14	10,025	10,279
	Quest Diagnostic, Inc.	5.450%	11/1/15	3,200	3,035
	Quest Diagnostic, Inc.	6.400%	7/1/17	1,325	1,312
	Reynolds American Inc.	7.625%	6/1/16	1,000	1,041
	Reynolds American Inc.	6.750%	6/15/17	5,000	4,981
	Safeway, Inc.	6.350%	8/15/17	1,875	1,910
	Schering-Plough Corp.	5.550%	12/1/13	5,750	5,792
	Schering-Plough Corp.	6.000%	9/15/17	7,450	7,356
	Sysco Corp.	5.250%	2/12/18	2,500	2,494
	Teva Pharmaceutical Finance LLC	5.550%	2/1/16	2,675	2,612
	Tyson Foods, Inc.	6.850%	4/1/16	2,950	2,690
	UST, Inc.	5.750%	3/1/18	975	969
	Wm. Wrigley Jr. Co.	4.650%	7/15/15	3,350	3,246
	Wyeth	5.500%	2/1/14	7,175	7,040
	Wyeth	5.500%	2/15/16	9,050	9,055
	Wyeth	5.450%	4/1/17	1,250	1,234
	Energy (1.6%)
	Anadarko Petroleum Corp.	5.950%	9/15/16	13,200	13,215
	Apache Corp.	5.625%	1/15/17	3,625	3,677
	BJ Services Co.	6.000%	6/1/18	575	574
	Cameron International Corp.	6.375%	7/15/18	1,600	1,603
	Canadian Natural Resources	4.900%	12/1/14	2,950	2,852
	Canadian Natural Resources	6.000%	8/15/16	3,350	3,373
	Canadian Natural Resources	5.700%	5/15/17	5,500	5,376
	ConocoPhillips Canada	5.625%	10/15/16	9,825	10,049
	Diamond Offshore Drilling	4.875%	7/1/15	2,050	1,955
	EOG Resources Inc.	5.875%	9/15/17	3,300	3,322
	Encana Corp.	4.750%	10/15/13	1,125	1,102
	Encana Corp.	5.900%	12/1/17	4,225	4,215
	Encana Holdings Finance Corp.	5.800%	5/1/14	7,750	7,848
	Marathon Oil Corp.	6.000%	10/1/17	5,875	5,862
	Marathon Oil Corp.	5.900%	3/15/18	4,175	4,120
3	Nabors Industries Inc.	6.150%	2/15/18	2,200	2,212
	Nexen, Inc.	5.050%	11/20/13	3,000	2,958
	Nexen, Inc.	5.650%	5/15/17	1,850	1,777
	Petro-Canada	4.000%	7/15/13	1,800	1,689
	Petro-Canada Financial Partnership	5.000%	11/15/14	3,375	3,198
	Petro-Canada Financial Partnership	6.050%	5/15/18	2,225	2,184
	Questar Market Resources	6.050%	9/1/16	600	582
	Questar Market Resources	6.800%	4/1/18	2,000	2,038
	Shell International Finance	5.200%	3/22/17	2,775	2,851
	Suncor Energy, Inc.	6.100%	6/1/18	5,200	5,253
	Sunoco, Inc.	4.875%	10/15/14	950	898
	Sunoco, Inc.	5.750%	1/15/17	2,075	1,959
	Talisman Energy, Inc.	5.125%	5/15/15	2,150	2,065
	Transocean Inc.	6.000%	3/15/18	2,250	2,253
	Valero Energy Corp.	4.750%	6/15/13	4,500	4,294
	Valero Energy Corp.	6.125%	6/15/17	4,000	3,891
	Weatherford International Inc.	5.500%	2/15/16	3,000	2,936

	Weatherford International Inc.	6.350%	6/15/17	2,300	2,337
	Weatherford International Inc.	6.000%	3/15/18	2,575	2,549
	XTO Energy, Inc.	4.900%	2/1/14	2,750	2,675
	XTO Energy, Inc.	5.000%	1/31/15	400	385
	XTO Energy, Inc.	5.300%	6/30/15	1,625	1,575
	XTO Energy, Inc.	6.250%	8/1/17	6,125	6,196
	Technology (1.6%)
	Agilent Technologies Inc.	6.500%	11/1/17	3,325	3,250
	Arrow Electronics, Inc.	6.875%	7/1/13	1,000	1,038
	Avnet Inc.	6.625%	9/15/16	3,000	3,021
	BMC Software Inc.	7.250%	6/1/18	1,550	1,576
	Cisco Systems Inc.	5.500%	2/22/16	15,875	16,051
3	Computer Sciences Corp.	6.500%	3/15/18	3,300	3,304
3	Dell Inc.	5.650%	4/15/18	2,500	2,419
	Electronic Data Systems	6.500%	8/1/13	4,075	4,181
	Equifax Inc.	6.300%	7/1/17	650	625
	Fiserv, Inc.	6.800%	11/20/17	3,150	3,176
	Harris Corp.	5.000%	10/1/15	1,425	1,359
	Harris Corp.	5.950%	12/1/17	775	774
	Hewlett-Packard Co.	5.400%	3/1/17	2,750	2,690
	Hewlett-Packard Co.	5.500%	3/1/18	5,375	5,252
	International Business Machines Corp.	7.500%	6/15/13	6,600	7,423
	International Business Machines Corp.	5.700%	9/14/17	11,575	11,739
	Intuit Inc.	5.750%	3/15/17	2,025	1,901
	Lexmark International Inc.	6.650%	6/1/18	2,975	2,905
	Motorola, Inc.	6.000%	11/15/17	725	641
	National Semiconductor	6.600%	6/15/17	2,325	2,329
	Oracle Corp.	5.250%	1/15/16	12,975	12,800
	Oracle Corp.	5.750%	4/15/18	8,000	7,934
	Pitney Bowes, Inc.	3.875%	6/15/13	1,500	1,441
	Pitney Bowes, Inc.	4.875%	8/15/14	2,025	1,984
	Pitney Bowes, Inc.	4.750%	1/15/16	6,175	5,773
	Pitney Bowes, Inc.	5.750%	9/15/17	2,400	2,383
	Pitney Bowes, Inc.	4.750%	5/15/18	1,625	1,503
	Tyco Electronics Group	6.550%	10/1/17	4,025	4,088
	Xerox Corp.	7.625%	6/15/13	2,275	2,361
	Xerox Corp.	6.400%	3/15/16	5,700	5,703
	Xerox Corp.	6.750%	2/1/17	1,850	1,869
	Xerox Corp.	6.350%	5/15/18	5,575	5,474
	Transportation (0.6%)
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	9,050	8,907
	Burlington Northern Santa Fe Corp.	5.750%	3/15/18	900	883
	CSX Corp.	6.250%	4/1/15	4,000	3,937
	CSX Corp.	5.600%	5/1/17	3,850	3,588
	Canadian National Railway Co.	4.950%	1/15/14	1,300	1,298
	Canadian National Railway Co.	5.800%	6/1/16	1,950	1,971
	Canadian National Railway Co.	5.850%	11/15/17	500	509
	Canadian National Railway Co.	5.550%	5/15/18	900	888
	Continental Airlines, Inc.	6.563%	2/15/12	500	450
2	Continental Airlines, Inc.	6.648%	9/15/17	1,013	917
2	Continental Airlines, Inc.	6.900%	1/2/18	1,579	1,421
	Norfolk Southern Corp.	5.257%	9/17/14	3,095	3,052
	Norfolk Southern Corp.	7.700%	5/15/17	2,400	2,689
3	Norfolk Southern Corp.	5.750%	4/1/18	3,000	2,997
	Ryder System Inc.	5.850%	3/1/14	1,350	1,331
	Ryder System Inc.	5.850%	11/1/16	1,000	952
	Southwest Airlines Co.	5.250%	10/1/14	2,000	1,818
	Southwest Airlines Co.	5.750%	12/15/16	1,300	1,161
	Southwest Airlines Co.	5.125%	3/1/17	650	550
	Union Pacific Corp.	5.375%	5/1/14	2,000	1,987

	Union Pacific Corp.	7.000%	2/1/16	550	584
	Union Pacific Corp.	5.650%	5/1/17	3,300	3,237
	Union Pacific Corp.	5.750%	11/15/17	4,000	3,948
2	United Air Lines Inc.	6.636%	7/2/22	1,994	1,646
	United Parcel Service of America	5.500%	1/15/18	1,600	1,624
	Other (0.1%)
	Black & Decker Corp.	5.750%	11/15/16	1,925	1,835
	Cintas Corp.	6.125%	12/1/17	1,300	1,320
	Cooper Industries, Inc.	5.450%	4/1/15	1,375	1,377
	Danaher Corp.	5.625%	1/15/18	1,200	1,199
	Eaton Corp.	5.600%	5/15/18	1,825	1,807
	Parker-Hannifin Corp.	5.500%	5/15/18	2,000	1,998
	Rockwell Automation	5.650%	12/1/17	1,550	1,552
				1,455,159
Utilities (3.9%)
	Electric (2.7%)
	Alabama Power Co.	5.500%	10/15/17	2,100	2,118
	American Electric Power Co., Inc.	5.250%	6/1/15	1,850	1,781
	American Water Capital Corp.	6.085%	10/15/17	3,025	2,912
	Arizona Public Service Co.	5.800%	6/30/14	500	477
	Arizona Public Service Co.	4.650%	5/15/15	3,825	3,383
	Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,167
	Carolina Power & Light Co.	5.125%	9/15/13	6,920	7,009
	Carolina Power & Light Co.	5.250%	12/15/15	3,000	3,003
	CenterPoint Energy Houston	5.750%	1/15/14	500	506
	CenterPoint Energy Inc.	6.500%	5/1/18	2,000	1,980
	Cleveland Electric Illumination Co.	5.650%	12/15/13	500	494
	Cleveland Electric Illumination Co.	7.880%	11/1/17	250	275
	Commonwealth Edison Co.	4.700%	4/15/15	700	652
	Commonwealth Edison Co.	5.950%	8/15/16	2,625	2,603
	Commonwealth Edison Co.	6.150%	9/15/17	4,250	4,270
	Consolidated Edison Co. of New York	5.500%	9/15/16	1,850	1,853
	Consolidated Edison Co. of New York	5.850%	4/1/18	5,000	5,036
	Constellation Energy Group, Inc.	4.550%	6/15/15	3,750	3,348
	Consumers Energy Co.	5.500%	8/15/16	3,425	3,352
	Dayton Power & Light	5.125%	10/1/13	1,875	1,890
	Dominion Resources, Inc.	5.150%	7/15/15	7,925	7,684
	Dominion Resources, Inc.	6.000%	11/30/17	1,575	1,548
	Dominion Resources, Inc.	6.400%	6/15/18	3,175	3,207
2	Dominion Resources, Inc.	7.500%	6/30/66	500	467
	Duke Energy Carolinas LLC	5.250%	1/15/18	3,000	2,964
	Duke Energy Carolinas LLC	5.100%	4/15/18	1,750	1,709
	Empresa Nacional Electric	8.350%	8/1/13	2,125	2,348
	Enersis SA	7.375%	1/15/14	3,500	3,714
3	Entergy Gulf States, Inc.	6.000%	5/1/18	2,600	2,575
	Exelon Corp.	4.900%	6/15/15	3,425	3,144
	Exelon Generation Co. LLC	5.350%	1/15/14	1,000	964
	Exelon Generation Co. LLC	6.200%	10/1/17	3,500	3,411
2	FPL Group Capital, Inc.	6.350%	10/1/66	1,825	1,607
2	FPL Group Capital, Inc.	6.650%	6/15/67	1,700	1,532
2	FPL Group Capital, Inc.	7.300%	9/1/67	1,000	973
	Florida Power & Light Co.	5.550%	11/1/17	3,700	3,772
	Florida Power Corp.	5.650%	6/15/18	600	608
	Georgia Power Co.	5.700%	6/1/17	5,000	5,045
	Illinois Power	6.125%	11/15/17	3,100	2,981
	Illinois Power	6.250%	4/1/18	2,000	1,939
2	Integrys Energy Group	6.110%	12/1/66	1,500	1,260
	Jersey Central Power & Light	5.625%	5/1/16	5,675	5,397
	Jersey Central Power & Light	5.650%	6/1/17	5,475	5,235
	Metropolitan Edison	4.875%	4/1/14	1,000	948

	MidAmerican Energy Co.	5.950%	7/15/17	925	952
	MidAmerican Energy Co.	5.300%	3/15/18	4,900	4,744
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	600	586
3	MidAmerican Energy Holdings Co.	5.750%	4/1/18	1,525	1,514
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	3,325	3,363
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	2,000	1,935
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	6,375	6,252
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	1,500	1,463
	NiSource Finance Corp.	6.150%	3/1/13	2,500	2,474
	NiSource Finance Corp.	5.400%	7/15/14	1,025	970
	NiSource Finance Corp.	6.400%	3/15/18	5,350	5,151
	Northern States Power Co.	5.250%	3/1/18	5,350	5,278
	NStar Electric Co.	4.875%	4/15/14	2,350	2,326
	NStar Electric Co.	5.625%	11/15/17	625	636
	Ohio Edison	6.400%	7/15/16	1,200	1,213
	Ohio Power Co.	6.000%	6/1/16	2,425	2,383
	Oncor Electric Delivery Co.	6.375%	1/15/15	3,025	2,984
	PECO Energy Co.	5.350%	3/1/18	2,475	2,415
	PPL Energy Supply LLC	6.200%	5/15/16	7,900	7,623
	PPL Energy Supply LLC	6.500%	5/1/18	750	730
	PSE&G Power LLC	5.500%	12/1/15	5,250	5,025
	PSI Energy Inc.	5.000%	9/15/13	1,125	1,114
	PSI Energy Inc.	6.050%	6/15/16	1,500	1,525
	Pacific Gas & Electric Co.	4.800%	3/1/14	9,100	8,836
	Pacific Gas & Electric Co.	5.625%	11/30/17	3,250	3,225
	Pennsylvania Electric Co.	6.050%	9/1/17	800	774
	Progress Energy, Inc.	5.625%	1/15/16	1,425	1,423
	Public Service Co. of Colorado	5.500%	4/1/14	1,000	1,033
	Public Service Electric & Gas	5.375%	9/1/13	2,000	2,043
	Sierra Pacific Power Co.	6.000%	5/15/16	2,400	2,380
	Southern California Edison Co.	5.000%	1/15/14	2,000	1,984
	Southern California Edison Co.	4.650%	4/1/15	2,625	2,542
	Southern California Edison Co.	5.000%	1/15/16	925	914
	Southern Power Co.	4.875%	7/15/15	1,125	1,061
	Southwestern Electric Power	5.550%	1/15/17	1,500	1,410
	Southwestern Electric Power	6.450%	1/15/19	1,900	1,884
	Transalta Corp.	6.750%	7/15/12	125	125
	Transalta Corp.	6.650%	5/15/18	2,975	2,932
	Union Electric Co.	5.400%	2/1/16	300	285
	Virginia Electric & Power Co.	5.400%	1/15/16	4,450	4,374
2	Wisconsin Energy Corp.	6.250%	5/15/67	5,275	4,581
	Natural Gas (1.2%)
	Atmos Energy Corp.	4.950%	10/15/14	3,400	3,218
	Boardwalk Pipelines LLC	5.500%	2/1/17	3,725	3,478
	Buckeye Partners LP	6.050%	1/15/18	4,550	4,479
	CenterPoint Energy Resources	6.150%	5/1/16	1,350	1,339
	Consolidated Natural Gas	5.000%	12/1/14	3,125	3,027
	Duke Capital Corp.	5.500%	3/1/14	1,000	975
	Duke Capital Corp.	5.668%	8/15/14	1,000	982
	El Paso Natural Gas Co.	5.950%	4/15/17	1,700	1,629
3	Enbridge Energy Partners	6.500%	4/15/18	3,075	3,072
	Enbridge Inc.	5.600%	4/1/17	4,050	3,900
	Energy Transfer Partners LP	5.950%	2/1/15	5,250	5,179
	Energy Transfer Partners LP	6.125%	2/15/17	850	823
	Enterprise Products Operating LP	5.600%	10/15/14	4,750	4,632
	Enterprise Products Operating LP	6.300%	9/15/17	2,525	2,525
	Equitable Resources Inc.	6.500%	4/1/18	3,800	3,778
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	2,200	2,120
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	7,150	6,793

	Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000	987
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	250	244
	Magellan Midstream Partners, LP	5.650%	10/15/16	650	617
	National Grid PLC	6.300%	8/1/16	4,275	4,240
	NuStar Energy LP	7.650%	4/15/18	2,900	2,937
	ONEOK Inc.	5.200%	6/15/15	3,100	2,939
	ONEOK Partners, LP	6.150%	10/1/16	5,125	5,082
	Panhandle Eastern Pipeline	6.200%	11/1/17	2,000	1,888
	Panhandle Eastern Pipeline	7.000%	6/15/18	2,525	2,519
	Plains All American Pipeline LP	6.125%	1/15/17	2,500	2,449
	Plains All American Pipeline LP	6.500%	5/1/18	2,675	2,652
	San Diego Gas & Electric	5.300%	11/15/15	300	300
	Sempra Energy	6.150%	6/15/18	2,800	2,802
3	Southern Natural Gas	5.900%	4/1/17	6,525	6,338
	Spectra Energy Corp.	6.200%	4/15/18	1,700	1,657
	Teppco Partners, LP	6.650%	4/15/18	550	555
	Texas Gas Transmission	4.600%	6/1/15	500	455
	Trans-Canada Pipelines	4.000%	6/15/13	3,000	2,822
2	Trans-Canada Pipelines	6.350%	5/15/67	6,475	5,681
	Valero Logistics	6.050%	3/15/13	2,000	1,951
					319,667
Total Corporate Bonds (Cost $3,612,939)					3,482,249
Sovereign Bonds (U.S. Dollar-Denominated) (6.8%)
	Asian Development Bank	6.640%	5/27/14	521	569
	Asian Development Bank	5.500%	6/27/16	6,900	7,420
	Asian Development Bank	5.250%	6/12/17	2,300	2,443
	China Development Bank	4.750%	10/8/14	2,700	2,607
	China Development Bank	5.000%	10/15/15	3,450	3,371
	Corp. Andina de Fomento	5.200%	5/21/13	3,500	3,464
	Corp. Andina de Fomento	5.750%	1/12/17	3,950	3,890
	Development Bank of Japan	4.250%	6/9/15	2,325	2,293
	Development Bank of Japan	5.125%	2/1/17	1,700	1,775
	Eksportfinans	5.500%	5/25/16	3,125	3,288
	Eksportfinans	5.500%	6/26/17	4,600	4,881
	European Bank for Reconstruction & Development	5.000%	5/19/14	3,400	3,562
	European Investment Bank	4.250%	7/15/13	6,200	6,279
	European Investment Bank	4.625%	5/15/14	12,350	12,600
	European Investment Bank	4.875%	2/16/16	9,250	9,555
	European Investment Bank	5.125%	9/13/16	14,550	15,339
	European Investment Bank	4.875%	1/17/17	20,975	21,676
	European Investment Bank	5.125%	5/30/17	12,600	13,238
	Export-Import Bank of Korea	5.125%	3/16/15	4,800	4,575
	Federative Republic of Brazil	7.875%	3/7/15	10,000	11,200
	Federative Republic of Brazil	6.000%	1/17/17	18,000	18,315
2	Federative Republic of Brazil	8.000%	1/15/18	16,000	17,768
	Inter-American Development Bank	4.500%	9/15/14	3,000	3,047
	Inter-American Development Bank	4.250%	9/14/15	9,420	9,390
	Inter-American Development Bank	5.125%	9/13/16	6,700	7,073
	International Bank for Reconstruction & Development	3.625%	5/21/13	2,500	2,504
	International Bank for Reconstruction & Development	5.000%	4/1/16	9,375	9,734
	Japan Finance Corp.	4.625%	4/21/15	5,600	5,630
	Japan Finance Corp.	5.000%	5/16/17	3,800	3,923
	Korea Development Bank	5.750%	9/10/13	6,675	6,707
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	6,475	6,385
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	30,975	32,281
	Kreditanstalt fur Wiederaufbau	4.375%	3/15/18	7,700	7,571
	Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	6,100	6,085

	Landwirtschaftliche Rentenbank	4.875%	11/16/15	6,525	6,768
	Landwirtschaftliche Rentenbank	5.125%	2/1/17	12,775	13,309
	Nordic Investment Bank	5.000%	2/1/17	7,650	7,903
	Oesterreichische Kontrollbank	4.500%	3/9/15	2,600	2,646
	Oesterreichische Kontrollbank	4.875%	2/16/16	5,000	5,119
	Oesterreichische Kontrollbank	5.000%	4/25/17	9,425	9,839
	Pemex Project Funding Master Trust	7.375%	12/15/14	2,500	2,706
3	Pemex Project Funding Master Trust	5.750%	3/1/18	13,300	13,300
	People’s Republic of China	4.750%	10/29/13	5,000	5,025
	Petrobras International Finance	6.125%	10/6/16	8,475	8,466
	Petrobras International Finance	5.875%	3/1/18	6,325	6,088
	Province of Manitoba	7.500%	2/22/10	1,000	1,057
	Province of Manitoba	4.900%	12/6/16	500	514
	Province of Ontario	3.500%	7/15/13	1,325	1,288
	Province of Ontario	4.750%	1/19/16	16,725	16,936
	Province of Ontario	5.450%	4/27/16	7,100	7,516
	Province of Quebec	4.875%	5/5/14	5,500	5,642
	Province of Quebec	4.600%	5/26/15	4,800	4,763
	Province of Quebec	5.000%	3/1/16	2,000	2,018
	Province of Quebec	5.125%	11/14/16	10,975	11,270
	Province of Quebec	4.625%	5/14/18	4,650	4,558
	Province of Saskatchewan	7.375%	7/15/13	1,000	1,158
	Quebec Hydro Electric	7.500%	4/1/16	2,500	2,962
	Republic of Hungary	4.750%	2/3/15	7,350	7,154
	Republic of Italy	4.500%	1/21/15	5,650	5,622
	Republic of Italy	4.750%	1/25/16	13,275	13,502
	Republic of Italy	5.250%	9/20/16	30,800	32,388
	Republic of Italy	5.375%	6/12/17	7,925	8,442
	Republic of Korea	4.875%	9/22/14	250	249
	Republic of Poland	5.250%	1/15/14	4,700	4,747
	Republic of Poland	5.000%	10/19/15	4,500	4,501
	Republic of South Africa	6.500%	6/2/14	5,725	5,873
	State of Israel	4.625%	6/15/13	3,550	3,538
	State of Israel	5.125%	3/1/14	2,000	2,027
	State of Israel (U.S. Government Guaranteed)	5.500%	11/9/16	4,025	4,105
	Swedish Export Credit Corp.	5.125%	3/1/17	3,000	3,105
	United Mexican States	5.875%	1/15/14	9,325	9,651
	United Mexican States	6.625%	3/3/15	14,200	15,230
	United Mexican States	11.375%	9/15/16	1,725	2,393
	United Mexican States	5.625%	1/15/17	14,400	14,551
Total Sovereign Bonds (Cost $539,363)					548,367

					Market
					Value
		Coupon		Shares	($000)
Taxable Municipal Bonds (0.0%)
	Wisconsin Public Service Rev. (Cost $1,347)	4.800%	5/1/13	1,350	1,352
Temporary Cash Investments (1.2%)
4	Vanguard Market Liquidity Fund	2.405%		90,045,308	90,045
4	Vanguard Market Liquidity Fund	2.405%		2,744,000	2,744
Total Temporary Cash Investments (Cost $92,789)					92,789
Total Investments (99.8%) (Cost $8,135,212)					8,109,342
Other Assets and Liabilities—Net (0.2%)					19,759
Net Assets (100%)					8,129,101

1

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $68,281,000, representing 0.8% of net assets.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (45.8%)
U.S. Government Securities (39.5%)
	U.S. Treasury Bond	8.750%	5/15/17	1,240	1,671
	U.S. Treasury Bond	8.875%	8/15/17	4,620	6,291
	U.S. Treasury Bond	9.125%	5/15/18	1,185	1,663
	U.S. Treasury Bond	9.000%	11/15/18	14,450	20,246
	U.S. Treasury Bond	8.875%	2/15/19	15,840	22,080
	U.S. Treasury Bond	8.125%	8/15/19	2,475	3,308
	U.S. Treasury Bond	8.500%	2/15/20	10	14
	U.S. Treasury Bond	8.750%	5/15/20	28,730	40,410
	U.S. Treasury Bond	8.750%	8/15/20	60,475	85,279
	U.S. Treasury Bond	7.875%	2/15/21	39,280	52,390
	U.S. Treasury Bond	8.125%	5/15/21	15	20
	U.S. Treasury Bond	8.125%	8/15/21	57,610	78,728
	U.S. Treasury Bond	8.000%	11/15/21	83,020	112,674
	U.S. Treasury Bond	7.250%	8/15/22	12,870	16,584
	U.S. Treasury Bond	7.625%	11/15/22	36,745	48,923
	U.S. Treasury Bond	7.125%	2/15/23	28,440	36,408
	U.S. Treasury Bond	6.250%	8/15/23	24,275	28,868
	U.S. Treasury Bond	7.500%	11/15/24	50	67
	U.S. Treasury Bond	7.625%	2/15/25	3,825	5,208
	U.S. Treasury Bond	6.875%	8/15/25	25,200	32,114
	U.S. Treasury Bond	6.000%	2/15/26	26,975	31,590
	U.S. Treasury Bond	6.750%	8/15/26	55,390	70,094
	U.S. Treasury Bond	6.500%	11/15/26	800	989
	U.S. Treasury Bond	6.625%	2/15/27	49,530	62,090
	U.S. Treasury Bond	6.375%	8/15/27	42,280	51,806
	U.S. Treasury Bond	6.125%	11/15/27	12,250	14,654
	U.S. Treasury Bond	5.500%	8/15/28	60,830	67,911
	U.S. Treasury Bond	5.250%	11/15/28	670	727
	U.S. Treasury Bond	5.250%	2/15/29	2,100	2,279
	U.S. Treasury Bond	6.125%	8/15/29	26,055	31,441
	U.S. Treasury Bond	6.250%	5/15/30	430	530
	U.S. Treasury Bond	5.375%	2/15/31	8,095	9,003
	U.S. Treasury Bond	4.500%	2/15/36	95,130	94,506
	U.S. Treasury Bond	4.750%	2/15/37	24,025	24,832
	U.S. Treasury Bond	4.375%	2/15/38	35,575	34,675
	U.S. Treasury Note	3.250%	1/15/09	800	805
	U.S. Treasury Note	4.500%	2/15/09	7,900	8,009
	U.S. Treasury Note	4.750%	2/28/09	1,425	1,448
	U.S. Treasury Note	4.750%	2/15/10	550	570
	U.S. Treasury Note	6.500%	2/15/10	6,275	6,677
	U.S. Treasury Note	3.500%	2/15/18	29,600	28,485
					1,136,067
Agency Bonds and Notes (6.3%)
1	Federal Farm Credit Bank	5.150%	11/15/19	1,000	1,020
1	Federal Home Loan Bank	5.375%	5/15/19	5,250	5,449
1	Federal Home Loan Bank	5.125%	8/15/19	5,220	5,310
1	Federal Home Loan Bank	5.250%	12/11/20	6,000	6,171
1	Federal Home Loan Bank	5.625%	6/11/21	2,500	2,655
1	Federal Home Loan Bank	5.625%	3/14/36	1,000	1,045
1	Federal Home Loan Bank	5.500%	7/15/36	6,300	6,548
1	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	6,000	6,321
1	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	7,150	6,679

1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	9,176
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	10,800	13,013
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	8,175	9,344
1	Federal National Mortgage Assn.	5.000%	4/15/15	1,000	1,030
1	Federal National Mortgage Assn.	5.375%	6/12/17	2,000	2,090
1	Federal National Mortgage Assn.	0.000%	10/9/19	8,300	4,552
1	Federal National Mortgage Assn.	6.250%	5/15/29	9,450	10,690
1	Federal National Mortgage Assn.	7.125%	1/15/30	13,475	16,790
1	Federal National Mortgage Assn.	7.250%	5/15/30	14,435	18,271
1	Federal National Mortgage Assn.	6.625%	11/15/30	15,100	17,923
1	Federal National Mortgage Assn.	5.625%	7/15/37	2,325	2,404
1	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,118
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	1,375	1,489
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	5,325	5,769
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	2,900	3,139
1	Tennessee Valley Auth.	4.500%	4/1/18	2,475	2,402
1	Tennessee Valley Auth.	6.750%	11/1/25	4,500	5,273
1	Tennessee Valley Auth.	7.125%	5/1/30	3,250	4,016
1	Tennessee Valley Auth.	4.650%	6/15/35	2,825	2,567
1	Tennessee Valley Auth.	5.880%	4/1/36	1,000	1,085
1	Tennessee Valley Auth.	6.150%	1/15/38	2,450	2,735
1	Tennessee Valley Auth.	5.500%	6/15/38	1,175	1,205
1	Tennessee Valley Auth.	4.875%	1/15/48	2,500	2,313
1	Tennessee Valley Auth.	5.375%	4/1/56	1,850	1,864
					181,456
Total U.S. Government and Agency Obligations (Cost $1,261,918)					1,317,523
Corporate Bonds (45.5%)
Asset-Backed Securities (0.1%)
2	PSE&G Transition Funding LLC	6.890%	12/15/17	2,500	2,696

Finance (11.9%)
	Banking (5.2%)
	ABN AMRO Bank NV	4.650%	6/4/18	2,250	1,950
	Abbey National PLC	7.950%	10/26/29	3,925	3,994
	Associates Corp. of North America	6.950%	11/1/18	1,150	1,179
	BAC Capital Trust XI	6.625%	5/23/36	825	775
2	BB&T Capital Trust IV	6.820%	6/12/57	650	575
	BB&T Corp.	5.250%	11/1/19	1,000	862
	BB&T Corp.	6.750%	6/7/36	4,225	3,776
	Banc One Corp.	7.750%	7/15/25	2,000	2,198
	Banc One Corp.	7.625%	10/15/26	4,350	4,544
	Bank of America Corp.	4.500%	8/1/10	150	150
	Bank of America Corp.	4.250%	10/1/10	450	448
	Bank of America Corp.	4.375%	12/1/10	300	299
	Bank of America Corp.	5.375%	8/15/11	1,800	1,820
	Bank of America Corp.	6.250%	4/15/12	425	441
	Bank of America Corp.	5.375%	6/15/14	400	388
	Bank of America Corp.	5.125%	11/15/14	775	762
	Bank of America Corp.	5.625%	3/8/35	4,975	4,087
	Bank of America Corp.	6.000%	10/15/36	5,625	5,241
	Bank of America Corp.	6.500%	9/15/37	1,600	1,504
2	Barclays Bank PLC	6.278%	12/29/49	750	613
2,3	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	450	481
2	Citigroup Capital XXI	8.300%	12/21/37	8,375	7,871
	Citigroup, Inc.	6.625%	6/15/32	2,750	2,506
	Citigroup, Inc.	5.875%	2/22/33	4,250	3,528
	Citigroup, Inc.	6.000%	10/31/33	1,700	1,432
	Citigroup, Inc.	5.850%	12/11/34	2,300	1,951
	Citigroup, Inc.	6.125%	8/25/36	6,625	5,644

	Citigroup, Inc.	5.875%	5/29/37	1,625	1,394
	Citigroup, Inc.	6.875%	3/5/38	5,100	4,939
2	Comerica Capital Trust II	6.576%	2/20/37	1,500	1,044
	Compass Bank	5.900%	4/1/26	1,075	906
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	2,100	2,291
	Fifth Third Bank	4.500%	6/1/18	1,550	1,194
	Fifth Third Bank	8.250%	3/1/38	2,825	2,286
	First Union Institutional Capital I	8.040%	12/1/26	500	483
	Fleet Capital Trust II	7.920%	12/11/26	1,150	1,183
	Fleet Financial Group, Inc.	6.875%	1/15/28	400	406
	HSBC Bank USA	5.875%	11/1/34	4,100	3,670
	HSBC Bank USA	5.625%	8/15/35	5,300	4,527
	HSBC Holdings PLC	7.625%	5/17/32	1,050	1,102
	HSBC Holdings PLC	7.350%	11/27/32	200	200
	HSBC Holdings PLC	6.500%	5/2/36	3,425	3,204
	HSBC Holdings PLC	6.500%	9/15/37	5,000	4,649
	HSBC Holdings PLC	6.800%	6/1/38	2,450	2,321
	JPM Capital Trust	6.550%	9/29/36	3,375	2,955
	JPMorgan Capital Trust	5.875%	3/15/35	2,350	1,940
	JPMorgan Chase & Co.	5.850%	8/1/35	425	343
	JPMorgan Chase & Co.	6.400%	5/15/38	5,350	5,025
	JPMorgan Chase Capital XXII	6.450%	2/2/37	3,075	2,637
	JPMorgan Chase Capital XXV	6.800%	10/1/37	3,650	3,243
	Key Bank NA	6.950%	2/1/28	2,768	2,487
	NB Capital Trust IV	8.250%	4/15/27	400	401
	National City Corp.	6.875%	5/15/19	1,700	1,272
	NationsBank Corp.	6.800%	3/15/28	375	377
	Regions Bank	6.450%	6/26/37	2,000	1,505
2	Regions Financial Corp.	6.625%	5/15/47	1,800	1,245
	Regions Financial Corp.	7.375%	12/10/37	800	686
2	Royal Bank of Scotland Group PLC	7.648%	8/29/49	5,975	5,796
	State Street Capital Trust	5.250%	10/15/18	1,000	941
2	SunTrust Capital VIII	6.100%	12/1/66	3,050	2,467
	Swiss Bank Corp.	7.000%	10/15/15	1,000	1,053
	Swiss Bank Corp.	7.375%	6/15/17	550	593
	Wachovia Bank NA	5.850%	2/1/37	4,175	3,397
	Wachovia Bank NA	6.600%	1/15/38	5,925	5,281
	Wachovia Corp.	6.605%	10/1/25	725	654
3	Wachovia Corp.	8.000%	12/15/26	2,300	2,372
	Wachovia Corp.	7.500%	4/15/35	150	150
	Wachovia Corp.	5.500%	8/1/35	4,000	3,086
	Wachovia Corp.	6.550%	10/15/35	125	110
	Washington Mutual Bank	6.750%	5/20/36	975	712
	Wells Fargo & Co.	5.375%	2/7/35	2,450	2,039
	Wells Fargo Bank NA	5.950%	8/26/36	2,475	2,367
	Wells Fargo Capital X	5.950%	12/15/36	1,650	1,477
	Brokerage (2.2%)
	Bear Stearns Co., Inc.	4.650%	7/2/18	1,575	1,315
	Goldman Sachs Group, Inc.	5.950%	1/15/27	5,950	5,124
	Goldman Sachs Group, Inc.	6.125%	2/15/33	5,450	4,761
	Goldman Sachs Group, Inc.	6.345%	2/15/34	7,350	6,265
	Goldman Sachs Group, Inc.	6.750%	10/1/37	13,375	12,382
	Jefferies Group Inc.	6.450%	6/8/27	1,500	1,174
	Jefferies Group Inc.	6.250%	1/15/36	1,400	1,019
2	Lehman Brothers Holdings, Inc.	6.000%	5/3/32	1,550	1,281
	Lehman Brothers Holdings, Inc.	7.000%	9/27/27	3,125	2,924
	Lehman Brothers Holdings, Inc.	6.875%	7/17/37	3,600	3,099
	Lehman Brothers Holdings, Inc.	7.500%	5/11/38	4,775	4,418
	Merrill Lynch & Co., Inc.	6.500%	7/15/18	625	578

	Merrill Lynch & Co., Inc.	6.875%	11/15/18	4,075	3,862
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	4,775	4,151
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	3,500	2,850
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	3,000	2,888
	Morgan Stanley Dean Witter	6.250%	8/9/26	2,525	2,231
	Morgan Stanley Dean Witter	7.250%	4/1/32	2,025	2,054
	Finance Companies (1.5%)
	American Express Co.	8.150%	3/19/38	2,350	2,558
	CIT Group, Inc.	6.000%	4/1/36	2,800	2,096
	Capital One Capital III	7.686%	8/15/36	1,700	1,408
	Capital One Capital IV	6.745%	2/17/37	1,100	830
	General Electric Capital Corp.	6.750%	3/15/32	16,175	16,364
	General Electric Capital Corp.	6.150%	8/7/37	4,925	4,634
	General Electric Capital Corp.	5.875%	1/14/38	13,975	12,651
	SLM Corp.	5.625%	8/1/33	1,950	1,467
	Insurance (3.0%)
	ACE Capital Trust II	9.700%	4/1/30	850	930
	AEGON Funding Corp.	5.750%	12/15/20	1,000	938
	AXA SA	8.600%	12/15/30	3,700	3,918
	Aetna, Inc.	6.625%	6/15/36	2,700	2,583
	Aetna, Inc.	6.750%	12/15/37	1,350	1,279
	Allstate Corp.	6.125%	12/15/32	1,250	1,189
	Allstate Corp.	5.350%	6/1/33	1,950	1,658
	Allstate Corp.	5.550%	5/9/35	1,700	1,452
	Allstate Corp.	5.950%	4/1/36	925	814
2	Allstate Corp.	6.500%	5/15/57	1,500	1,335
	Ambac, Inc.	5.950%	12/5/35	1,050	373
	Ambac, Inc.	6.150%	2/7/87	800	124
	American General Capital II	8.500%	7/1/30	850	887
	American International Group, Inc.	6.250%	5/1/36	875	768
	American International Group, Inc.	6.250%	3/15/37	2,425	1,910
2,3	American International Group, Inc.	8.175%	5/15/58	9,900	9,679
	Aon Capital Trust	8.205%	1/1/27	1,075	1,073
	Arch Capital Group Ltd.	7.350%	5/1/34	625	649
	Assurant, Inc.	6.750%	2/15/34	1,200	1,114
	CIGNA Corp.	7.875%	5/15/27	500	516
	CIGNA Corp.	6.150%	11/15/36	2,000	1,763
	Chubb Corp.	6.000%	5/11/37	1,725	1,576
	Chubb Corp.	6.500%	5/15/38	1,625	1,577
	Cincinnati Financial Corp.	6.920%	5/15/28	1,000	1,010
	Cincinnati Financial Corp.	6.125%	11/1/34	850	777
	Endurance Specialty Holdings	7.000%	7/15/34	700	622
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	400	386
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	1,850	1,812
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	400	412
	Genworth Financial, Inc.	6.500%	6/15/34	825	746
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	1,125	1,080
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	650	561
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	1,200	1,066
	Humana Inc.	6.300%	8/1/18	750	698
	Humana Inc.	8.150%	6/15/38	1,150	1,172
	Lincoln National Corp.	6.150%	4/7/36	1,475	1,398
	Loews Corp.	6.000%	2/1/35	800	706
	MBIA, Inc.	5.700%	12/1/34	1,000	400
	Marsh & McLennan Cos., Inc.	5.875%	8/1/33	1,500	1,272
	MetLife, Inc.	6.500%	12/15/32	3,000	3,008
	MetLife, Inc.	6.375%	6/15/34	2,725	2,624
	MetLife, Inc.	6.400%	12/15/36	2,700	2,327
	Nationwide Financial Services	6.750%	5/15/37	1,000	815
	Principal Financial Group, Inc.	6.050%	10/15/36	1,700	1,485

	Progressive Corp.	6.625%	3/1/29	1,625	1,641
	Prudential Financial, Inc.	5.750%	7/15/33	1,000	877
	Prudential Financial, Inc.	5.400%	6/13/35	1,000	825
	Prudential Financial, Inc.	5.900%	3/17/36	1,500	1,328
	Prudential Financial, Inc.	5.700%	12/14/36	3,375	2,756
	St. Paul Travelers Cos., Inc.	6.750%	6/20/36	1,000	984
	Travelers Cos. Inc.	6.250%	6/15/37	2,400	2,212
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,416
	UnitedHealth Group, Inc.	5.800%	3/15/36	1,300	1,086
	UnitedHealth Group, Inc.	6.500%	6/15/37	1,200	1,099
	UnitedHealth Group, Inc.	6.625%	11/15/37	1,075	1,002
	UnitedHealth Group, Inc.	6.875%	2/15/38	3,325	3,181
	WellPoint Inc.	5.950%	12/15/34	1,300	1,133
	WellPoint Inc.	5.850%	1/15/36	2,575	2,205
	WellPoint Inc.	6.375%	6/15/37	1,700	1,529
	XL Capital Ltd.	6.375%	11/15/24	1,150	969
	XL Capital Ltd.	6.250%	5/15/27	700	574
	Real Estate Investment Trusts (0.0%)
	Realty Income Corp.	6.750%	8/15/19	1,350	1,257
					344,369
Industrial (26.8%)
	Basic Industry (1.8%)
	Alcan, Inc.	7.250%	3/15/31	1,250	1,343
	Alcan, Inc.	6.125%	12/15/33	3,050	2,765
	Alcoa, Inc.	5.870%	2/23/22	1,250	1,139
	Alcoa, Inc.	5.900%	2/1/27	4,775	4,270
	Aluminum Co. of America	6.750%	1/15/28	850	839
	BHP Finance USA Ltd.	6.420%	3/1/26	500	484
	Dow Chemical Co.	7.375%	11/1/29	2,525	2,693
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	1,175	1,224
	Eastman Chemical Co.	7.250%	1/15/24	1,300	1,267
	Eastman Chemical Co.	7.600%	2/1/27	300	318
	Inco Ltd.	7.200%	9/15/32	1,050	1,083
	Lubrizol Corp.	6.500%	10/1/34	900	843
	Monsanto Co.	5.500%	8/15/25	1,350	1,263
	Newmont Mining	5.875%	4/1/35	1,100	940
	Nucor Corp.	5.850%	6/1/18	1,300	1,310
	Nucor Corp.	6.400%	12/1/37	1,800	1,822
	Placer Dome, Inc.	6.450%	10/15/35	700	676
	Potash Corp. of Saskatchewan	5.875%	12/1/36	1,750	1,650
	Reliance Steel & Aluminum	6.850%	11/15/36	350	324
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	2,975	2,979
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,775	1,803
2	Rohm & Haas Co.	9.800%	4/15/20	330	385
	Rohm & Haas Co.	7.850%	7/15/29	1,950	2,100
	Southern Copper Corp.	7.500%	7/27/35	2,500	2,422
	Teck Cominco Ltd.	6.125%	10/1/35	1,800	1,594
	US Steel Corp.	6.650%	6/1/37	725	651
	Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,320
	Vale Overseas Ltd.	6.875%	11/21/36	6,475	6,087
	Westvaco Corp.	8.200%	1/15/30	575	554
	Westvaco Corp.	7.950%	2/15/31	400	374
	Weyerhaeuser Co.	8.500%	1/15/25	600	655
	Weyerhaeuser Co.	7.375%	3/15/32	3,875	3,890
	Capital Goods (1.9%)
	Boeing Co.	8.750%	8/15/21	300	373
	Boeing Co.	8.750%	9/15/31	850	1,143
	Boeing Co.	6.125%	2/15/33	925	947
	Boeing Co.	6.625%	2/15/38	1,050	1,115

	CRH America Inc.	6.400%	10/15/33	1,500	1,251
	Caterpillar, Inc.	6.625%	7/15/28	1,575	1,678
	Caterpillar, Inc.	7.300%	5/1/31	1,200	1,373
	Caterpillar, Inc.	6.050%	8/15/36	2,125	2,111
	Caterpillar, Inc.	6.950%	5/1/42	1,425	1,558
	Deere & Co.	8.100%	5/15/30	1,000	1,226
	Deere & Co.	7.125%	3/3/31	700	785
	Dover Corp.	5.375%	10/15/35	350	312
	Dover Corp.	6.600%	3/15/38	1,200	1,242
	Emerson Electric Co.	5.250%	10/15/18	850	839
	Emerson Electric Co.	6.000%	8/15/32	400	396
	Goodrich Corp.	6.800%	7/1/36	1,000	1,013
	Honeywell International, Inc.	5.700%	3/15/36	1,600	1,527
	Honeywell International, Inc.	5.700%	3/15/37	1,000	951
	Lafarge SA	7.125%	7/15/36	2,225	2,062
	Lockheed Martin Corp.	7.750%	5/1/26	150	169
	Lockheed Martin Corp.	6.150%	9/1/36	5,200	5,146
	Masco Corp.	7.750%	8/1/29	150	141
	Masco Corp.	6.500%	8/15/32	1,275	1,037
	Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	500	548
	Minnesota Mining & Manufacturing Corp.	5.700%	3/15/37	1,975	1,995
	Northrop Grumman Corp.	7.750%	2/15/31	4,300	5,047
	PACTIV Corp.	7.950%	12/15/25	1,000	1,022
	Raytheon Co.	6.400%	12/15/18	500	528
	Raytheon Co.	7.200%	8/15/27	400	435
	Raytheon Co.	7.000%	11/1/28	1,000	1,069
	Republic Services, Inc.	6.086%	3/15/35	225	212
	TRW, Inc.	7.750%	6/1/29	250	294
3	Tyco International Group SA	7.000%	12/15/19	2,675	2,753
	USA Waste Services, Inc.	7.000%	7/15/28	2,000	2,017
	United Technologies Corp.	8.875%	11/15/19	545	700
	United Technologies Corp.	6.700%	8/1/28	250	265
	United Technologies Corp.	7.500%	9/15/29	1,875	2,165
	United Technologies Corp.	5.400%	5/1/35	2,100	1,941
	United Technologies Corp.	6.050%	6/1/36	2,725	2,714
	United Technologies Corp.	6.125%	7/15/38	1,550	1,551
	WMX Technologies Inc.	7.100%	8/1/26	800	808
	Waste Management, Inc.	7.750%	5/15/32	875	959
	Communication (7.4%)
	AT&T Inc.	8.000%	11/15/31	6,000	6,853
	AT&T Inc.	6.450%	6/15/34	7,750	7,732
	AT&T Inc.	6.800%	5/15/36	1,175	1,185
	AT&T Inc.	6.500%	9/1/37	5,100	4,951
	AT&T Inc.	6.300%	1/15/38	5,325	5,034
	AT&T Inc.	6.400%	5/15/38	2,850	2,730
	AT&T Wireless	8.750%	3/1/31	5,850	7,028
	America Movil SA de C.V.	6.375%	3/1/35	1,975	1,896
	America Movil SA de C.V.	6.125%	11/15/37	1,200	1,116
	Ameritech Capital Funding	6.550%	1/15/28	1,000	981
	BellSouth Capital Funding	7.875%	2/15/30	4,250	4,712
	BellSouth Corp.	6.875%	10/15/31	1,275	1,312
	BellSouth Corp.	6.550%	6/15/34	2,475	2,451
	BellSouth Corp.	6.000%	11/15/34	1,480	1,382
	BellSouth Telecommunications	6.375%	6/1/28	4,140	4,115
	British Telecommunications PLC	9.125%	12/15/30	5,975	7,285
	CBS Corp.	7.875%	7/30/30	2,815	2,689
	CenturyTel Enterprises	6.875%	1/15/28	550	470
	Cingular Wireless LLC	7.125%	12/15/31	2,425	2,508

Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	3,198	3,885
Comcast Corp.	7.050%	3/15/33	1,375	1,394
Comcast Corp.	5.650%	6/15/35	1,000	866
Comcast Corp.	6.500%	11/15/35	4,800	4,605
Comcast Corp.	6.450%	3/15/37	3,525	3,291
Comcast Corp.	6.950%	8/15/37	4,800	4,765
Comcast Corp.	6.400%	5/15/38	1,850	1,714
Deutsche Telekom International Finance	8.750%	6/15/30	9,825	11,278
Embarq Corp.	7.995%	6/1/36	3,000	2,908
France Telecom	8.500%	3/1/31	7,000	8,515
GTE Corp.	8.750%	11/1/21	900	1,037
GTE Corp.	6.940%	4/15/28	2,275	2,277
Grupo Televisa SA	6.625%	3/18/25	1,600	1,576
Grupo Televisa SA	8.500%	3/11/32	250	289
Koninklijke KPN NV	8.375%	10/1/30	1,825	2,181
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,150	1,091
Michigan Bell Telephone Co.	7.850%	1/15/22	1,522	1,616
New England Telephone & Telegraph Co.	7.875%	11/15/29	400	444
News America Holdings, Inc.	8.150%	10/17/36	1,225	1,384
News America Holdings, Inc.	7.750%	12/1/45	1,225	1,324
News America Inc.	6.550%	3/15/33	225	219
News America Inc.	6.200%	12/15/34	9,350	8,732
News America Inc.	6.400%	12/15/35	2,475	2,344
News America Inc.	6.650%	11/15/37	825	807
Pacific Bell	7.125%	3/15/26	550	561
TCI Communications, Inc.	7.875%	2/15/26	2,200	2,434
Telecom Italia Capital	6.999%	6/4/18	2,150	2,168
Telecom Italia Capital	6.375%	11/15/33	4,525	4,026
Telecom Italia Capital	6.000%	9/30/34	500	437
Telecom Italia Capital	7.200%	7/18/36	1,625	1,572
Telecom Italia Capital	7.721%	6/4/38	2,275	2,354
Telefonica Emisiones SAU	7.045%	6/20/36	5,725	6,064
Telefonica Europe BV	8.250%	9/15/30	2,500	2,941
Thomson Corp.	6.500%	7/15/18	2,275	2,266
Thomson Corp.	5.500%	8/15/35	650	534
Time Warner Cable Inc.	6.750%	7/1/18	3,400	3,417
Time Warner Cable Inc.	6.550%	5/1/37	4,000	3,741
Time Warner Cable Inc.	7.300%	7/1/38	5,000	4,958
Time Warner Entertainment	8.375%	3/15/23	2,733	2,962
Time Warner Entertainment	8.375%	7/15/33	1,950	2,077
US Cellular	6.700%	12/15/33	950	864
US West Communications Group	7.500%	6/15/23	2,300	2,036
US West Communications Group	6.875%	9/15/33	4,200	3,402
Verizon Communications Corp.	6.250%	4/1/37	2,425	2,287
Verizon Communications Corp.	6.400%	2/15/38	3,900	3,642
Verizon Communications Corp.	6.900%	4/15/38	2,700	2,686
Verizon Global Funding Corp.	7.750%	12/1/30	6,550	6,963
Verizon Global Funding Corp.	5.850%	9/15/35	2,775	2,488
Verizon Maryland, Inc.	5.125%	6/15/33	500	399
Verizon New York, Inc.	7.375%	4/1/32	650	676
Viacom Inc.	5.500%	5/15/33	1,025	842
Vodafone AirTouch PLC	7.875%	2/15/30	1,000	1,111
Vodafone Group PLC	4.625%	7/15/18	2,375	2,133
Vodafone Group PLC	6.250%	11/30/32	200	190
Vodafone Group PLC	6.150%	2/27/37	4,975	4,647
Consumer Cyclical (3.5%)
CVS Corp.	6.250%	6/1/27	2,050	2,012
DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	4,575	5,245
Darden Restaurants Inc.	6.800%	10/15/37	850	724
Federated Retail Holding	6.375%	3/15/37	2,050	1,597

Home Depot Inc.	5.875%	12/16/36	6,325	5,168
J.C. Penney Co., Inc.	7.125%	11/15/23	1,000	972
J.C. Penney Co., Inc.	6.375%	10/15/36	2,850	2,412
J.C. Penney Co., Inc.	7.400%	4/1/37	750	678
Johnson Controls, Inc.	6.000%	1/15/36	425	387
Kohl’s Corp.	6.000%	1/15/33	400	319
Kohl’s Corp.	6.875%	12/15/37	1,000	906
Limited Brands Inc.	6.950%	3/1/33	250	207
Limited Brands Inc.	7.600%	7/15/37	1,400	1,249
Lowe’s Cos., Inc.	6.875%	2/15/28	550	559
Lowe’s Cos., Inc.	6.500%	3/15/29	1,800	1,752
Lowe’s Cos., Inc.	5.500%	10/15/35	800	676
Lowe’s Cos., Inc.	5.800%	10/15/36	1,300	1,177
Lowe’s Cos., Inc.	6.650%	9/15/37	950	926
Macy’s Retail Holdings Inc.	6.650%	7/15/24	1,450	1,173
Macy’s Retail Holdings Inc.	6.790%	7/15/27	800	668
Macy’s Retail Holdings Inc.	7.000%	2/15/28	1,100	927
Macys Retail Holdings Inc.	6.900%	4/1/29	150	126
McDonald’s Corp.	6.300%	10/15/37	1,750	1,743
McDonald’s Corp.	6.300%	3/1/38	3,150	3,104
Nordstrom, Inc.	6.950%	3/15/28	300	282
Nordstrom, Inc.	7.000%	1/15/38	1,200	1,144
Target Corp.	7.000%	7/15/31	550	576
Target Corp.	6.350%	11/1/32	3,000	2,967
Target Corp.	6.500%	10/15/37	3,300	3,163
Target Corp.	7.000%	1/15/38	4,700	4,784
The Walt Disney Co.	7.000%	3/1/32	2,500	2,842
Time Warner, Inc.	9.150%	2/1/23	1,980	2,261
Time Warner, Inc.	7.570%	2/1/24	500	505
Time Warner, Inc.	6.950%	1/15/28	1,000	962
Time Warner, Inc.	6.625%	5/15/29	6,975	6,610
Time Warner, Inc.	7.625%	4/15/31	5,185	5,424
Time Warner, Inc.	7.700%	5/1/32	1,040	1,075
Time Warner, Inc.	6.500%	11/15/36	3,175	2,845
VF Corp.	6.450%	11/1/37	1,500	1,421
Viacom Inc.	6.875%	4/30/36	4,225	3,960
Wal-Mart Stores, Inc.	5.875%	4/5/27	4,025	3,925
Wal-Mart Stores, Inc.	7.550%	2/15/30	3,525	4,014
Wal-Mart Stores, Inc.	5.250%	9/1/35	2,850	2,470
Wal-Mart Stores, Inc.	6.500%	8/15/37	6,525	6,672
Wal-Mart Stores, Inc.	6.200%	4/15/38	4,100	4,040
Western Union Co.	6.200%	11/17/36	1,350	1,235
Yum! Brands, Inc.	6.875%	11/15/37	1,950	1,811
Consumer Noncyclical (5.6%)
Abbott Laboratories	6.150%	11/30/37	2,375	2,388
Amgen Inc.	6.375%	6/1/37	2,125	2,040
Amgen Inc.	6.900%	6/1/38	2,575	2,635
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	3,125	3,096
Anheuser-Busch Cos., Inc.	5.950%	1/15/33	650	572
Anheuser-Busch Cos., Inc.	5.750%	4/1/36	975	835
Anheuser-Busch Cos., Inc.	6.450%	9/1/37	1,825	1,738
Archer-Daniels-Midland Co.	6.625%	5/1/29	250	256
Archer-Daniels-Midland Co.	7.000%	2/1/31	2,975	3,183
Archer-Daniels-Midland Co.	5.935%	10/1/32	255	246
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,750	2,405
Archer-Daniels-Midland Co.	6.450%	1/15/38	675	664
AstraZeneca PLC	6.450%	9/15/37	8,000	8,149
Baxter International, Inc.	6.250%	12/1/37	1,800	1,805
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,950	2,184
Bristol-Myers Squibb Co.	6.800%	11/15/26	239	253

	Bristol-Myers Squibb Co.	5.875%	11/15/36	2,700	2,546
	Bristol-Myers Squibb Co.	6.125%	5/1/38	2,275	2,192
	Bristol-Myers Squibb Co.	6.875%	8/1/97	200	201
	C.R. Bard, Inc.	6.700%	12/1/26	500	506
	Coca-Cola Enterprises Inc.	8.500%	2/1/22	2,000	2,449
	Coca-Cola Enterprises Inc.	8.000%	9/15/22	500	578
	Coca-Cola Enterprises Inc.	7.000%	10/1/26	675	747
	Coca-Cola Enterprises Inc.	6.950%	11/15/26	5,150	5,721
	ConAgra Foods, Inc.	9.750%	3/1/21	129	165
	ConAgra Foods, Inc.	7.125%	10/1/26	1,150	1,202
	ConAgra Foods, Inc.	7.000%	10/1/28	175	181
	ConAgra Foods, Inc.	8.250%	9/15/30	950	1,097
	Covidien International	6.550%	10/15/37	2,325	2,334
	Delhaize America Inc.	9.000%	4/15/31	2,000	2,421
	Diageo Capital PLC	5.875%	9/30/36	500	477
3	Dr. Pepper Snapple Group	7.450%	5/1/38	600	627
	Eli Lilly & Co.	7.125%	6/1/25	1,000	1,120
	Eli Lilly & Co.	5.500%	3/15/27	4,300	4,159
	Estee Lauder Ace Trust I	6.000%	5/15/37	1,025	952
	Fortune Brands Inc.	5.875%	1/15/36	925	767
	Genentech Inc.	5.250%	7/15/35	1,025	929
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	1,606
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	6,475	6,437
	Grand Metropolitan Investment Corp.	7.450%	4/15/35	1,750	1,955
	H.J. Heinz Co.	6.750%	3/15/32	1,625	1,573
	Johnson & Johnson	5.150%	7/15/18	1,700	1,721
	Johnson & Johnson	6.950%	9/1/29	1,125	1,315
	Johnson & Johnson	4.950%	5/15/33	1,325	1,225
	Johnson & Johnson	5.950%	8/15/37	1,975	2,048
	Johnson & Johnson	5.850%	7/15/38	2,600	2,652
	Kellogg Co.	7.450%	4/1/31	2,600	2,925
	Kimberly-Clark Corp.	6.250%	7/15/18	675	715
	Kimberly-Clark Corp.	6.625%	8/1/37	2,150	2,279
	Kraft Foods, Inc.	6.125%	8/23/18	1,850	1,789
	Kraft Foods, Inc.	6.500%	11/1/31	2,150	2,032
	Kraft Foods, Inc.	7.000%	8/11/37	2,050	2,071
	Kraft Foods, Inc.	6.875%	2/1/38	2,750	2,718
	Kraft Foods, Inc.	6.875%	1/26/39	1,850	1,809
	Kroger Co.	6.150%	1/15/20	1,725	1,721
	Kroger Co.	7.700%	6/1/29	375	416
	Kroger Co.	8.000%	9/15/29	1,925	2,171
	Kroger Co.	7.500%	4/1/31	1,250	1,303
	Kroger Co.	6.900%	4/15/38	1,700	1,753
	Merck & Co.	6.300%	1/1/26	500	522
	Merck & Co.	6.400%	3/1/28	2,200	2,306
	Merck & Co.	5.950%	12/1/28	1,050	1,033
	Merck & Co.	5.750%	11/15/36	300	288
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	2,925	3,269
	Pharmacia Corp.	6.600%	12/1/28	1,925	2,041
	Philip Morris International Inc.	6.375%	5/16/38	3,600	3,504
	Philips Electronics NV	6.875%	3/11/38	3,125	3,224
	Procter & Gamble Co.	6.450%	1/15/26	1,600	1,708
	Procter & Gamble Co.	5.800%	8/15/34	600	602
	Procter & Gamble Co.	5.550%	3/5/37	4,650	4,458
2	Procter & Gamble Co. ESOP	9.360%	1/1/21	2,223	2,775
	Quest Diagnostic, Inc.	6.950%	7/1/37	1,350	1,322
	Reynolds American Inc.	7.250%	6/15/37	2,100	2,061
	Safeway, Inc.	7.250%	2/1/31	1,756	1,874
	Sara Lee Corp.	6.125%	11/1/32	625	565
	Schering-Plough Corp.	6.750%	12/1/33	2,825	2,881

Schering-Plough Corp.	6.550%	9/15/37	1,675	1,626
Sysco Corp.	5.375%	9/21/35	1,000	912
Teva Pharmaceutical Finance LLC	6.150%	2/1/36	2,400	2,302
Unilever Capital Corp.	5.900%	11/15/32	3,925	3,788
Wyeth	6.450%	2/1/24	2,225	2,287
Wyeth	6.500%	2/1/34	1,125	1,161
Wyeth	6.000%	2/15/36	3,075	2,983
Wyeth	5.950%	4/1/37	4,250	4,087
Energy (4.0%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,074
Amerada Hess Corp.	7.875%	10/1/29	3,850	4,416
Amerada Hess Corp.	7.125%	3/15/33	925	1,017
Anadarko Finance Co.	7.500%	5/1/31	1,500	1,608
Anadarko Petroleum Corp.	6.450%	9/15/36	6,525	6,492
Apache Corp.	6.000%	1/15/37	1,950	1,929
Apache Finance Canada	7.750%	12/15/29	650	773
BJ Services Co.	6.000%	6/1/18	650	648
Baker Hughes, Inc.	6.875%	1/15/29	1,000	1,077
Burlington Resources, Inc.	7.200%	8/15/31	1,050	1,195
Burlington Resources, Inc.	7.400%	12/1/31	1,675	1,949
Cameron International Corp.	7.000%	7/15/38	1,975	1,965
Canadian Natural Resources	7.200%	1/15/32	1,400	1,510
Canadian Natural Resources	6.450%	6/30/33	1,175	1,158
Canadian Natural Resources	6.500%	2/15/37	1,975	1,952
Canadian Natural Resources	6.250%	3/15/38	2,750	2,612
Canadian Natural Resources	6.750%	2/1/39	800	805
Conoco Funding Co.	7.250%	10/15/31	400	458
Conoco, Inc.	6.950%	4/15/29	450	496
ConocoPhillips	5.900%	10/15/32	1,050	1,038
ConocoPhillips Canada	5.950%	10/15/36	1,950	1,958
Devon Energy Corp.	7.950%	4/15/32	860	1,018
Devon Financing Corp.	7.875%	9/30/31	4,400	5,162
Encana Corp.	6.500%	8/15/34	3,800	3,689
Encana Corp.	6.625%	8/15/37	1,400	1,412
Encana Corp.	6.500%	2/1/38	2,025	1,996
Global Marine, Inc.	7.000%	6/1/28	800	829
Husky Energy Inc.	6.150%	6/15/19	510	508
Husky Energy Inc.	6.800%	9/15/37	1,225	1,214
Kerr McGee Corp.	6.950%	7/1/24	2,000	2,085
Kerr McGee Corp.	7.875%	9/15/31	500	591
Lasmo Inc.	7.300%	11/15/27	600	672
Marathon Oil Corp.	6.600%	10/1/37	3,900	3,850
Nexen, Inc.	7.875%	3/15/32	550	617
Nexen, Inc.	5.875%	3/10/35	1,850	1,657
Nexen, Inc.	6.400%	5/15/37	3,300	3,166
Noble Energy Inc.	8.000%	4/1/27	775	838
Norsk Hydro	7.250%	9/23/27	3,150	3,596
Norsk Hydro	7.150%	1/15/29	1,000	1,135
Petro-Canada	7.875%	6/15/26	150	163
Petro-Canada	7.000%	11/15/28	250	246
Petro-Canada	5.350%	7/15/33	1,650	1,389
Petro-Canada	5.950%	5/15/35	2,500	2,228
Petro-Canada	6.800%	5/15/38	2,275	2,221
Suncor Energy, Inc.	7.150%	2/1/32	800	839
Suncor Energy, Inc.	5.950%	12/1/34	875	805
Suncor Energy, Inc.	6.500%	6/15/38	3,300	3,203
Suncor Energy, Inc.	6.850%	6/1/39	1,525	1,549
Talisman Energy, Inc.	7.250%	10/15/27	450	460
Talisman Energy, Inc.	5.850%	2/1/37	2,700	2,310
Tosco Corp.	8.125%	2/15/30	7,500	9,228

	Transocean Inc.	7.500%	4/15/31	1,525	1,670
	Transocean Inc.	6.800%	3/15/38	2,300	2,351
	Valero Energy Corp.	7.500%	4/15/32	2,450	2,497
	Valero Energy Corp.	6.625%	6/15/37	3,625	3,320
	Weatherford International Inc.	6.500%	8/1/36	1,500	1,448
	Weatherford International Inc.	6.800%	6/15/37	700	712
	Weatherford International Inc.	7.000%	3/15/38	1,100	1,128
	XTO Energy, Inc.	6.100%	4/1/36	1,125	1,068
	XTO Energy, Inc.	6.750%	8/1/37	3,425	3,434
	XTO Energy, Inc.	6.375%	6/15/38	2,875	2,788
	Technology (0.8%)
	Corning Inc.	7.250%	8/15/36	600	605
	Dell Inc.	7.100%	4/15/28	500	514
3	Dell Inc.	6.500%	4/15/38	1,400	1,368
	Electronic Data Systems	7.450%	10/15/29	375	392
	Equifax Inc.	6.300%	7/1/17	650	625
	Equifax Inc.	7.000%	7/1/37	600	553
	International Business Machines Corp.	7.000%	10/30/25	1,050	1,142
	International Business Machines Corp.	6.220%	8/1/27	4,600	4,611
	International Business Machines Corp.	6.500%	1/15/28	3,725	3,825
	International Business Machines Corp.	5.875%	11/29/32	950	924
	International Business Machines Corp.	7.125%	12/1/96	400	432
	Motorola, Inc.	7.500%	5/15/25	225	210
	Motorola, Inc.	6.500%	9/1/25	1,300	970
	Motorola, Inc.	6.500%	11/15/28	975	747
	Motorola, Inc.	6.625%	11/15/37	2,425	1,898
	Oracle Corp.	6.500%	4/15/38	2,525	2,535
	Pitney Bowes, Inc.	5.250%	1/15/37	450	442
	Science Applications International Corp.	5.500%	7/1/33	500	421
	Tyco Electronics Group	7.125%	10/1/37	1,250	1,303
	Xerox Capital Trust I	8.000%	2/1/27	1,050	1,019
	Transportation (1.7%)
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	700	727
	Burlington Northern Santa Fe Corp.	7.950%	8/15/30	1,300	1,511
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	1,425	1,379
	Burlington Northern Santa Fe Corp.	6.150%	5/1/37	2,425	2,279
	CNF, Inc.	6.700%	5/1/34	1,825	1,625
	CSX Corp.	7.950%	5/1/27	675	696
	CSX Corp.	6.000%	10/1/36	1,175	954
	CSX Corp.	6.150%	5/1/37	2,025	1,688
	CSX Corp.	7.450%	4/1/38	1,600	1,566
	Canadian National Railway Co.	6.800%	7/15/18	1,025	1,112
	Canadian National Railway Co.	6.250%	8/1/34	2,450	2,469
	Canadian National Railway Co.	6.200%	6/1/36	1,325	1,327
	Canadian Pacific Rail	7.125%	10/15/31	2,075	2,037
	Canadian Pacific Rail	5.950%	5/15/37	1,000	856
2	Continental Airlines, Inc.	6.900%	1/2/18	1,200	1,080
2	Continental Airlines, Inc.	6.545%	2/2/19	961	865
2	Continental Airlines, Inc.	5.983%	4/19/22	3,500	2,809
2	Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/23	901	739
2	Delta Air Lines, Inc.	6.821%	8/10/22	2,140	1,809
	Federal Express Corp.	7.600%	7/1/97	1,000	1,113
	Norfolk Southern Corp.	9.750%	6/15/20	411	516
	Norfolk Southern Corp.	5.590%	5/17/25	716	651
	Norfolk Southern Corp.	7.800%	5/15/27	2,802	3,192
	Norfolk Southern Corp.	5.640%	5/17/29	1,898	1,746
	Norfolk Southern Corp.	7.050%	5/1/37	1,575	1,694
	Norfolk Southern Corp.	7.900%	5/15/97	450	506
2	Southwest Airlines Co.	6.150%	8/1/22	835	791
	Union Pacific Corp.	5.700%	8/15/18	1,500	1,459

	Union Pacific Corp.	7.125%	2/1/28	600	641
	Union Pacific Corp.	6.625%	2/1/29	1,125	1,145
	Union Pacific Corp.	6.150%	5/1/37	1,000	964
2	Union Pacific Railroad Co.	6.176%	1/2/31	942	914
2	United Air Lines Inc.	6.636%	7/2/22	1,557	1,285
	United Parcel Service of America	8.375%	4/1/30	500	623
	United Parcel Service of America	8.375%	4/1/20	500	625
	United Parcel Service of America	6.200%	1/15/38	3,600	3,635
	Other (0.1%)
	Parker-Hannifin Corp.	6.250%	5/15/38	725	736
	Rockwell Automation	6.700%	1/15/28	300	321
	Rockwell Automation	6.250%	12/1/37	1,100	1,102
					770,608
Utilities (6.7%)
	Electric (4.8%)
	AEP Texas Central Co.	6.650%	2/15/33	1,950	1,908
	AmerenEnergy Generating	7.950%	6/1/32	1,750	1,792
	American Water Capital Corp.	6.593%	10/15/37	2,025	1,853
	Appalachian Power Co.	5.800%	10/1/35	350	300
	Appalachian Power Co.	7.000%	4/1/38	850	842
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,075	980
	Carolina Power & Light Co.	6.300%	4/1/38	250	252
	CenterPoint Energy Houston	6.950%	3/15/33	925	944
	Cleveland Electric Illumination Co.	5.950%	12/15/36	1,000	852
	Columbus Southern Power	5.850%	10/1/35	800	699
	Commonwealth Edison Co.	5.875%	2/1/33	250	233
	Commonwealth Edison Co.	5.900%	3/15/36	1,500	1,374
	Commonwealth Edison Co.	6.450%	1/15/38	1,900	1,868
	Connecticut Light & Power Co.	6.350%	6/1/36	750	714
	Consolidated Edison Co. of New York	5.300%	3/1/35	1,125	960
	Consolidated Edison Co. of New York	5.850%	3/15/36	1,875	1,728
	Consolidated Edison Co. of New York	6.200%	6/15/36	550	532
	Consolidated Edison Co. of New York	6.300%	8/15/37	1,450	1,420
	Consolidated Edison Co. of New York	6.750%	4/1/38	1,000	1,038
	Constellation Energy Group, Inc.	7.600%	4/1/32	1,800	1,856
	Consumers Energy Co.	5.650%	4/15/20	1,250	1,195
	DTE Energy Co.	6.375%	4/15/33	800	752
	Detroit Edison Co.	5.700%	10/1/37	500	465
	Dominion Resources, Inc.	6.300%	3/15/33	2,150	2,047
	Dominion Resources, Inc.	5.950%	6/15/35	1,150	1,047
	Dominion Resources, Inc.	7.000%	6/15/38	2,325	2,366
	Duke Energy Carolinas LLC	6.100%	6/1/37	825	787
	Duke Energy Carolinas LLC	6.000%	1/15/38	1,150	1,115
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,725	1,697
	Duke Energy Corp.	6.000%	12/1/28	1,000	978
	Duke Energy Corp.	6.450%	10/15/32	1,050	1,079
	El Paso Electric Co.	6.000%	5/15/35	1,400	1,197
	Energy East Corp.	6.750%	7/15/36	1,425	1,367
	Exelon Corp.	5.625%	6/15/35	1,975	1,750
	FirstEnergy Corp.	7.375%	11/15/31	5,850	6,292
	Florida Power & Light Co.	5.950%	10/1/33	950	953
	Florida Power & Light Co.	5.625%	4/1/34	1,174	1,124
	Florida Power & Light Co.	4.950%	6/1/35	775	674
	Florida Power & Light Co.	5.400%	9/1/35	1,875	1,742
	Florida Power & Light Co.	6.200%	6/1/36	150	156
	Florida Power & Light Co.	5.650%	2/1/37	2,150	2,026
	Florida Power & Light Co.	5.850%	5/1/37	625	618
	Florida Power & Light Co.	5.950%	2/1/38	350	349

Florida Power Corp.	6.350%	9/15/37	1,625	1,653
Florida Power Corp.	6.400%	6/15/38	2,575	2,606
Georgia Power Co.	5.650%	3/1/37	2,075	1,955
Indiana Michigan Power Co.	6.050%	3/15/37	3,075	2,723
Kansas City Power & Light	6.050%	11/15/35	500	441
MidAmerican Energy Co.	6.750%	12/30/31	1,800	1,881
MidAmerican Energy Co.	5.750%	11/1/35	850	794
MidAmerican Energy Co.	5.800%	10/15/36	875	804
MidAmerican Energy Holdings Co.	8.480%	9/15/28	300	343
MidAmerican Energy Holdings Co.	6.125%	4/1/36	5,300	5,092
MidAmerican Energy Holdings Co.	5.950%	5/15/37	3,150	2,945
MidAmerican Energy Holdings Co.	6.500%	9/15/37	2,400	2,422
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,400	2,806
Nevada Power Co.	6.750%	7/1/37	3,500	3,465
NiSource Finance Corp.	6.800%	1/15/19	850	829
NiSource Finance Corp.	5.450%	9/15/20	725	628
Northern States Power Co.	5.250%	7/15/35	1,175	1,058
Northern States Power Co.	6.250%	6/1/36	525	544
Northern States Power Co.	6.200%	7/1/37	1,050	1,079
Ohio Power Co.	6.600%	2/15/33	400	389
Oncor Electric Delivery Co.	7.000%	9/1/22	1,675	1,634
Oncor Electric Delivery Co.	7.000%	5/1/32	2,025	1,972
Oncor Electric Delivery Co.	7.250%	1/15/33	325	326
PPL Energy Supply LLC	6.000%	12/15/36	1,350	1,189
PSE&G Power LLC	8.625%	4/15/31	400	493
PSI Energy Inc.	6.120%	10/15/35	600	565
PacifiCorp	7.700%	11/15/31	400	464
PacifiCorp	5.250%	6/15/35	1,150	984
PacifiCorp	5.750%	4/1/37	1,000	924
PacifiCorp	6.250%	10/15/37	1,200	1,180
Pacific Gas & Electric Co.	6.050%	3/1/34	8,075	7,791
Pacific Gas & Electric Co.	5.800%	3/1/37	2,075	1,957
Pepco Holdings, Inc.	7.450%	8/15/32	300	320
Potomac Electric Power	6.500%	11/15/37	1,500	1,494
Progress Energy, Inc.	7.750%	3/1/31	1,725	1,983
Progress Energy, Inc.	7.000%	10/30/31	925	980
Public Service Co. of Colorado	6.250%	9/1/37	1,025	1,063
Public Service Co. of Oklahoma	6.625%	11/15/37	300	290
Public Service Electric & Gas	5.250%	7/1/35	675	601
Public Service Electric & Gas	5.800%	5/1/37	2,325	2,268
Puget Sound Energy Inc.	5.483%	6/1/35	825	693
Puget Sound Energy Inc.	6.274%	3/15/37	1,425	1,334
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	532
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	1,677
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,225	1,188
Southern California Edison Co.	6.650%	4/1/29	700	737
Southern California Edison Co.	6.000%	1/15/34	800	807
Southern California Edison Co.	5.750%	4/1/35	400	390
Southern California Edison Co.	5.350%	7/15/35	3,175	2,905
Southern California Edison Co.	5.625%	2/1/36	1,100	1,041
Southern California Edison Co.	5.550%	1/15/37	600	561
Southern California Edison Co.	5.950%	2/1/38	875	874
Southwestern Electric Power	6.450%	1/15/19	175	174
Tampa Electric Co.	6.550%	5/15/36	450	440
Toledo Edison Co.	6.150%	5/15/37	600	530
United Utilities PLC	5.375%	2/1/19	1,000	910
United Utilities PLC	6.875%	8/15/28	375	370
Virginia Electric & Power Co.	6.000%	1/15/36	1,725	1,630
Virginia Electric & Power Co.	6.000%	5/15/37	825	774

	Virginia Electric & Power Co.	6.350%	11/30/37	1,000	983
	Wisconsin Electric Power Co.	5.625%	5/15/33	450	414
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,675	1,600
	Wisconsin Power & Light Co.	6.375%	8/15/37	950	956
	Xcel Energy, Inc.	6.500%	7/1/36	650	639
	Natural Gas (1.8%)
	AGL Capital Corp.	6.000%	10/1/34	850	741
	Duke Capital Corp.	8.000%	10/1/19	425	474
	Duke Capital Corp.	6.750%	2/15/32	1,705	1,641
	Duke Energy Field Services	8.125%	8/16/30	500	546
	El Paso Natural Gas Co.	8.375%	6/15/32	1,350	1,525
3	Enbridge Energy Partners	7.500%	4/15/38	2,025	2,117
	Energy Transfer Partners LP	6.625%	10/15/36	1,125	1,077
	Energy Transfer Partners LP	7.500%	7/1/38	2,275	2,339
	Enterprise Products Operating LP	6.500%	1/31/19	2,300	2,309
	Enterprise Products Operating LP	6.875%	3/1/33	875	851
	Enterprise Products Operating LP	6.650%	10/15/34	900	870
	KeySpan Corp.	8.000%	11/15/30	1,175	1,296
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	547
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,000	1,044
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,675	1,470
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,350	1,274
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,775	2,782
	ONEOK Inc.	6.000%	6/15/35	975	865
	ONEOK Partners, LP	6.650%	10/1/36	2,550	2,432
	ONEOK Partners, LP	6.850%	10/15/37	1,200	1,176
	Plains All American Pipeline LP	6.650%	1/15/37	1,175	1,088
	San Diego Gas & Electric	5.350%	5/15/35	1,775	1,624
	San Diego Gas & Electric	6.125%	9/15/37	625	625
	Southern California Gas Co.	5.750%	11/15/35	75	73
	Southern Union Co.	7.600%	2/1/24	500	505
	Southern Union Co.	8.250%	11/15/29	1,000	1,082
	Tennessee Gas Pipeline	7.000%	10/15/28	2,650	2,591
	Teppco Partners, LP	7.550%	4/15/38	1,125	1,169
	Texas Eastern Transmission	7.000%	7/15/32	700	702
	Trans-Canada Pipelines	5.600%	3/31/34	1,725	1,544
	Trans-Canada Pipelines	5.850%	3/15/36	2,575	2,283
	Trans-Canada Pipelines	6.200%	10/15/37	2,225	2,038
	Williams Cos., Inc.	7.500%	1/15/31	5,850	5,967
	Williams Cos., Inc.	7.750%	6/15/31	2,750	2,939
	Other (0.1%)
	Veolia Enviroment	6.750%	6/1/38	1,750	1,782
					192,403
Total Corporate Bonds (Cost $1,392,611)					1,310,076
Sovereign Bonds (U.S. Dollar-Denominated) (5.6%)
	Asian Development Bank	5.593%	7/16/18	3,400	3,683
	European Investment Bank	4.875%	2/15/36	2,400	2,352
	Federative Republic of Brazil	8.875%	4/15/24	3,000	3,817
	Federative Republic of Brazil	8.750%	2/4/25	5,200	6,422
	Federative Republic of Brazil	10.125%	5/15/27	6,700	9,481
	Federative Republic of Brazil	8.250%	1/20/34	6,500	8,001
	Federative Republic of Brazil	7.125%	1/20/37	7,500	8,269
	Federative Republic of Brazil	11.000%	8/17/40	13,000	17,192
	Inter-American Development Bank	7.000%	6/15/25	750	927
	International Bank for Reconstruction & Development	7.625%	1/19/23	1,807	2,319
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,436
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,225	2,166

	Korea Electric Power	7.000%	2/1/27	750	767
	Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	4,800	4,788
	Kreditanstalt fur Wiederaufbau	0.000%	4/18/36	6,200	1,477
	Kreditanstalt fur Wiederaufbau	0.000%	6/29/37	6,275	1,425
	Pemex Project Funding Master Trust	6.625%	6/15/35	4,900	4,827
3	Pemex Project Funding Master Trust	6.625%	6/15/38	1,375	1,408
	Petrobras International Finance	8.375%	12/10/18	1,500	1,721
	Province of British Columbia	6.500%	1/15/26	1,500	1,744
	Province of Manitoba	9.250%	4/1/20	1,500	2,114
	Province of Nova Scotia	9.125%	5/1/21	1,280	1,812
	Province of Quebec	4.875%	5/5/14	500	513
	Province of Quebec	7.500%	7/15/23	600	744
	Province of Quebec	7.125%	2/9/24	3,800	4,580
	Province of Quebec	7.500%	9/15/29	3,625	4,683
	Province of Saskatchewan	7.375%	7/15/13	600	695
	Quebec Hydro Electric	9.400%	2/1/21	1,480	2,060
	Quebec Hydro Electric	8.400%	1/15/22	775	1,020
	Quebec Hydro Electric	8.050%	7/7/24	5,000	6,543
	Quebec Hydro Electric	8.500%	12/1/29	500	708
	Region of Lombardy, Italy	5.804%	10/25/32	2,375	2,579
	Republic of Finland	6.950%	2/15/26	195	238
	Republic of Italy	6.875%	9/27/23	6,600	7,885
	Republic of Italy	5.375%	6/15/33	5,750	5,866
	Republic of Korea	5.625%	11/3/25	900	885
	Republic of South Africa	5.875%	5/30/22	3,000	2,790
	United Mexican States	8.125%	12/30/19	5,750	6,958
	United Mexican States	8.300%	8/15/31	2,275	2,838
	United Mexican States	6.750%	9/27/34	16,425	17,411
	United Mexican States	6.050%	1/11/40	3,700	3,552
Total Sovereign Bonds (Cost $161,444)					160,696
Taxable Municipal Bonds (1.4%)
	Connecticut GO	5.850%	3/15/32	4,200	4,333
	Illinois (Taxable Pension) GO	4.950%	6/1/23	1,700	1,633
	Illinois (Taxable Pension) GO	5.100%	6/1/33	22,125	20,830
	Kansas Dev. Finance Auth. Rev.
	(Public Employee Retirement System)	5.501%	5/1/34	500	500
	New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	1,250	1,509
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	30	30
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	570	541
	Oregon (Taxable Pension) GO	5.762%	6/1/23	600	606
	Oregon (Taxable Pension) GO	5.892%	6/1/27	1,850	1,873
	Oregon School Board Assn.	4.759%	6/30/28	1,850	1,651
	Oregon School Board Assn.	5.528%	6/30/28	1,500	1,491
	Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	3,840	3,514
	Wisconsin Public Service Rev.	5.700%	5/1/26	900	893
Total Taxable Municipal Bonds (Cost $39,848)					39,404
				Shares
Temporary Cash Investments (0.7%)
4	Vanguard Market Liquidity Fund (Cost $19,689)	2.405%		19,688,695	19,689
Total Investments (99.0%) (Cost $2,875,510)					2,847,388
Other Assets and Liabilities—Net (1.0%)					29,342
Net Assets (100%)					2,876,730

1

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $20,805,000, representing 0.7% of net assets.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

© 2008 Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA842—082008

Vanguard® Inflation-Protected Securities Fund Semiannual Report

June 30, 2008

>	Vanguard Inflation-Protected Securities Fund returned 5.2% for the six months ended June 30, 2008.

>	The fund outperformed both the return of its benchmark and the average return of competing funds.

>	Interest rates declined during the period as the Federal Reserve Board reduced its target for the federal funds rate four times.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
Fund Profile	9
Performance Summary	10
Financial Statements	11
About Your Fund’s Expenses	22
Trustees Approve Advisory Arrangement	24
Glossary	25

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Inflation-Protected Securities Fund
Investor Shares	VIPSX	5.2%
Admiral™ Shares[1]	VAIPX	5.2
Institutional Shares[2]	VIPIX	5.2
Lehman U.S. Treasury Inflation Notes Index		4.9
Average Treasury Inflation Protected Securities Fund[3]		4.1

Your Fund’s Performance at a Glance
Six Months Ended June 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Inflation-Protected Securities Fund
Investor Shares	$12.45	$12.69	$0.400	$0.000
Admiral Shares	24.45	24.91	0.795	0.000
Institutional Shares	9.96	10.15	0.324	0.000

1 A lower-cost class of shares available to many longtime shareholders and those with significant investments in the fund.

2 This class of shares also carries low expenses and is available for a minimum of $5 million.

3 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

For the fiscal half-year ended June 30, 2008, all share classes of the Inflated-Protected Securities Fund returned 5.2%, surpassing both the return of its benchmark and the average return of its peer funds.

The Federal Reserve Board aggressively cut its target for the federal funds rate four times during the period in an effort to increase liquidity and stimulate an ailing U.S. economy. In this volatile market, investors flocked to more secure investments, such as inflation-indexed U.S. Treasury securities. Demand was particularly strong at the beginning and end of the period, when concern about inflation was more pronounced.

Bond investors continued to prefer short-term, high-quality issues

Bonds fared better than stocks during the six months but managed only modest returns. Fixed income investors showed a marked preference for the safety of short-term, high-quality issues, most notably U.S. Treasury securities. The broad taxable bond market returned 1.1%. The tax-exempt bond market experienced unusual turbulence en route to a flat return for the period.

2

At its June meeting, the Fed voted to leave its target for the federal funds rate unchanged at 2.00%, marking the end of an aggressive rate-cutting campaign that began in September 2007. The central bank’s decision to hold rates steady signaled its growing concern about near-term inflation.

Stocks worldwide struggled in downbeat economic environment

The broad U.S. stock market faltered during the half-year as investors digested a series of dispiriting economic developments. Prices for oil and other commodities soared to new highs, the housing market further deteriorated, consumer confidence wavered, and unresolved problems in the credit markets haunted the financials sector.

Against that backdrop, U.S. stocks grew increasingly volatile, falling in the first three months, then rallying in April and May before falling again (sharply) in June. For the six months ended June 30, the broad U.S. stock market returned –10.9%. Small-capitalization stocks performed better than large-caps, and growth stocks outpaced their value-oriented counterparts.

International stocks traced a similar path, and only a handful of major foreign markets posted positive results for the period.

Credit quality, inflation protection helped performance

As the credit crunch stretched into 2008, fixed income investors sought out less-risky bonds, which outperformed

Market Barometer
			Total Returns
		Periods Ended June 30, 2008
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.1%	7.1%	3.9%
Lehman Municipal Bond Index	0.0	3.2	3.5
Citigroup 3-Month Treasury Bill Index	1.1	3.3	3.1

Stocks
Russell 1000 Index (Large-caps)	–11.2%	–12.4%	8.2%
Russell 2000 Index (Small-caps)	–9.4	–16.2	10.3
Dow Jones Wilshire 5000 Index (Entire market)	–10.9	–12.5	8.8
MSCI All Country World Index ex USA (International)	–9.8	–6.2	19.4

CPI
Consumer Price Index	4.2%	5.0%	3.6%

1 Annualized.

3

corporate securities for the six-month period. The Inflation-Protected Securities Fund benefited from investors’ “flight to quality” and from the uptick in inflation, most readily seen in commodity prices. The Consumer Price Index jumped 4.2% for the six months, compared with 3.2% for the same period a year ago.

In the first quarter, most of the fund’s return was a result of sharp price appreciation in inflation-indexed securities. Amid increased demand, prices rose and yields declined (bond prices and yields move in opposite directions), as investors were willing to accept lower yields in return for inflation protection.

By the beginning of the second quarter, however, the Fed’s steps to rescue the troubled financials sector, including its willingness to bail out investment banking giant Bear Stearns, seemed to restore investor confidence. Investors briefly turned away from Treasuries and began investing in riskier bonds in search of higher returns. Prices of inflation-protected securities pulled back and their yields rose.

Further news of write-downs in the industry and increased fears about inflation led to yet another change in investment sentiment, creating renewed demand for Treasuries. The fund generated a total return of 5.2% for the six-month period, consisting of an income return of approximately 3.3% and capital change of 1.9%.

The fund’s low cost has kept it competitive

Vanguard Fixed Income Group, the fund’s advisor, has helped the fund outpace the average return of its competitors since its inception in June 2000. The fund has also closely mirrored the return of its

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
				Average Treasury
	Investor	Admiral	Institutional	Inflation Protected
	Shares	Shares	Shares	Securities Fund
Inflation-Protected Securities Fund	0.19%	0.10%	0.08%	0.90%

1 Fund expense ratios reflect the six months ended June 30, 2008. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2007.

4

benchmark index even though the index does not have to contend with the management and administrative expenses of the fund.

The fund’s results are a testament to the skills of the fund’s managers and their commitment to keeping the fund’s costs low. A low-cost fund has several benefits. Low costs allow a greater proportion of the fund’s returns to be channeled to shareholders and also make it possible for the fund’s managers to maintain a disciplined, risk-controlled approach through all market environments. Without the need to make up for high expense ratios, the managers stand a better chance of generating highly competitive returns while adhering to a strict risk-management standard.

A conservative strategy positions you for the long term

Market volatility during the past six months created a challenging environment for investors. Despite the incessant chatter from market pundits and participants, no one really knows when the credit market turmoil will end. Nor can anyone accurately predict the direction of financial markets in the near term.

An effective response to short-term uncertainty is to hold a diversified mix of stocks, bonds, and short-term reserves that can help shield your portfolio from the worst of the markets’ occasional downturns while allowing you to participate in long-term growth potential.

Yields and Returns
			Components of Total Returns
	30-Day SEC		Six Months Ended June 30, 2008
	Yields on June 30,		Capital	Income	Total
Inflation-Protected Securities Fund	2007	2008	Return	Return	Return
Investor Shares	2.57%	1.16%	1.93%	3.23%	5.16%
Admiral Shares	2.66	1.25	1.88	3.27	5.15
Institutional Shares	2.69	1.27	1.91	3.27	5.18

5

A low-cost holding, such as the Inflation-Protected Securities Fund, which offers high-quality bonds and built-in inflation protection, can play an important role in your portfolio.

As I close this report to you, it’s my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for our clients.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume later this year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 18, 2008

6

Advisor’s Report

For the six months ended June 30, the Vanguard Inflation-Protected Securities Fund returned 5.2%, a bit more than the return of its benchmark index and 1.1 percentage points ahead of the average return of its peer group.

The investment environment

The investment environment turned treacherous during the period, as economic growth decelerated, the subprime-mortgage crisis continued to reverberate through the credit markets, and inflation accelerated. The Federal Reserve Board responded to the credit market turmoil and economic weaknesses with four interest rate cuts, bringing its target for the federal funds rate from 4.25% at the start of the period to 2.00% at the close.

Inflation-indexed U.S. Treasury securities were among the fixed income market’s best performers in this unsettled environment. The Lehman U.S. Treasury Inflation Notes Index returned 4.9%, compared with the 2.2% return of the Lehman Treasury Index. Both inflation-indexed and conventional Treasury securities outpaced their corporate counterparts.

Compared with conventional Treasuries, the strong performance of inflation-indexed securities reflected higher-than-expected inflation readings. For example, in the first half of 2008, the inflation adjustment to TIPS based on the consumer price index (CPI) was 3.1%. Based on the difference between the yields of Treasury Inflation Protected Securities (TIPS) and conventional

Yields of U.S. Treasury Bonds
	December 31,	June 30,
Maturity	2007	2008
2 years	3.05%	2.62%
3 years	3.03	2.91
5 years	3.44	3.33
10 years	4.03	3.97
30 years	4.45	4.53
Source: Vanguard.

7

Treasuries, investors had been expecting an increase closer to 1.2%. The difference enhanced the relative return of TIPS.

Although the prices of highly visible commodities such as oil and gasoline have risen sharply during the past six months (oil is up 49%, gasoline 34%), the difference between the yield of 10-year TIPS and conventional Treasuries remains modest. The breakeven inflation rate (the rate at which TIPS and Treasury returns would be equal) started the year at 2.32%. By the end of June, it had risen to 2.44%, suggesting that the market doesn’t expect a long-lasting increase in the inflation rate.

Management of the fund

During the past six months, we maintained our customary focus on inflation-indexed securities issued by the U.S. Treasury. We made modest changes to the fund’s duration to take advantage of changing interest rates, and implemented strategies to capitalize on changes in the relative values of TIPS and conventional Treasuries. Both strategies enhanced the fund’s relative performance through the first six months of 2008. As always, our efforts to produce competitive returns were enhanced by the portfolio’s very low operating costs.

Investment outlook

During the past six months, the return advantage of TIPS versus conventional Treasuries has reflected the higher-than-expected increase in the CPI, though there is no guarantee that this tailwind will persist. Indeed, the modest difference between the real yields of longer-term TIPS and the nominal yields of conventional Treasuries suggests that the market respects the Fed’s inflation-fighting credibility. If the fast-rising prices of energy, food, and other consumer goods level off or decline, inflation’s enhancement to total return will disappear and possibly reverse.

John W. Hollyer, CFA, Principal

Kenneth E. Volpert, CFA, Principal

Vanguard Fixed Income Group

July 18, 2008

8

Fund Profile

As of June 30, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	26	25	9,457
Yield[3]		5.1%	5.1%
Investor Shares	1.2%
Admiral Shares	1.3%
Institutional Shares	1.3%
Average Coupon	2.3%	2.3%	5.4%
Average Effective
Maturity	9.0 years	9.2 years	7.5 years
Average Quality[4]	Aaa	Aaa	Aa1
Average Duration	7.6 years	7.8 years	4.7 years
Expense Ratio[5]		—	—
Investor Shares	0.19%
Admiral Shares	0.10%
Institutional Shares	0.08%
Short-Term Reserves	0.1%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.99	0.67
Beta	0.98	1.48

Sector Diversification (% of portfolio)

Treasury	100.0%

Distribution by Maturity (% of portfolio)

Under 1 Year	0.1%
1–5 Years	24.4
5–10 Years	48.4
10–20 Years	23.6
20–30 Years	3.5

Distribution by Credit Quality[4] (% of portfolio)

Aaa	100.0%

Investment Focus

1 Lehman U.S. Treasury Inflation Notes Index.

2 Lehman U.S. Aggregate Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. Yields of inflation-protected securities tend to be lower than those of bonds, because the former do not incorporate market expectations about inflation. The principal amounts—and thus the interest payments—of inflation-protected securities are adjusted over time to reflect inflation. See the Glossary on pages 25–26.

4 Moody’s Investors Service.

5 Annualized.

6 For an explanantion of R-squared, beta, and other terms used here, see the Glossary on pages 25–26.

9

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 29, 2000–June 30, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2001	5.3%	2.8%	8.1%	8.3%
2002	1.9	4.3	6.2	6.3
2003	12.1	4.5	16.6	16.8
2004	4.8	3.9	8.7	8.8
2005	2.2	4.8	7.0	7.2
2006	–2.7	5.5	2.8	2.8
2007	5.5	5.9	11.4	11.5
2008[2]	1.9	3.3	5.2	4.9

Average Annual Total Returns: Periods Ended June 30, 2008
					Since Inception
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	6/29/2000	15.41%	5.90%	3.41%	4.81%	8.22%
Admiral Shares	6/10/2005	15.46	5.89[4]	—	—	—
Institutional Shares	12/12/2003	15.56	6.13[4]	—	—	—

1 Lehman U.S. Treasury Inflation Notes Index.

2 Six months ended June 30, 2008.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables on pages 15–17 for dividend and capital gains information.

10

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government Securities (98.5%)
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/25	1,180,345	1,410,985
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/26	655,950	703,644
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/27	645,700	720,504
1 U.S. Treasury Inflation-Indexed Bond	3.625%	4/15/28	420,450	695,869
U.S. Treasury Inflation-Indexed Bond	3.875%	4/15/29	279,150	473,305
U.S. Treasury Inflation-Indexed Bond	3.375%	4/15/32	73,925	112,354
U.S. Treasury Inflation-Indexed Note	4.250%	1/15/10	413,575	566,522
U.S. Treasury Inflation-Indexed Note	0.875%	4/15/10	580,200	669,542
1 U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	178,950	240,583
U.S. Treasury Inflation-Indexed Note	2.375%	4/15/11	737,050	845,572
U.S. Treasury Inflation-Indexed Note	3.375%	1/15/12	291,390	389,439
U.S. Treasury Inflation-Indexed Note	3.000%	7/15/12	970,375	1,274,244
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/13	1,072,875	1,327,822
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/14	867,725	1,072,361
U.S. Treasury Inflation-Indexed Note	2.000%	7/15/14	759,795	920,702
U.S. Treasury Inflation-Indexed Note	1.625%	1/15/15	941,615	1,094,789
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/15	526,900	609,839
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/16	672,200	767,346
U.S. Treasury Inflation-Indexed Note	2.500%	7/15/16	473,825	551,516
U.S. Treasury Inflation-Indexed Note	2.375%	1/15/17	751,425	867,494
U.S. Treasury Inflation-Indexed Note	2.625%	7/15/17	469,950	538,405
U.S. Treasury Inflation-Indexed Note	1.625%	1/15/18	299,000	311,920
U.S. Treasury Inflation-Indexed Note	1.750%	1/15/28	425,075	414,499
Total U.S. Government Securities (Cost $15,880,943)				16,579,256

			Shares
Temporary Cash Investment (0.1%)
2 Vanguard Market Liquidity Fund (Cost $19,587)	2.405%		19,586,783	19,587
Total Investments (98.6%) (Cost $15,900,530)				16,598,843
Other Assets and Liabilities (1.4%)
Other Assets—Note B				274,320
Liabilities				(46,945)
				227,375
Net Assets (100%)				16,826,218

11

At June 30, 2008, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	16,273,658
Undistributed Net Investment Income	16,016
Accumulated Net Realized Losses	(158,678)
Unrealized Appreciation (Depreciation)
Investment Securities	698,313
Futures Contracts	(3,091)
Net Assets	16,826,218

Investor Shares—Net Assets
Applicable to 717,251,971 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,098,814
Net Asset Value Per Share—Investor Shares	$12.69

Admiral Shares—Net Assets
Applicable to 187,046,067 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,659,773
Net Asset Value Per Share—Admiral Shares	$24.91

Institutional Shares—Net Assets
Applicable to 302,338,892 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,067,631
Net Asset Value Per Share—Institutional Shares	$10.15

•	See Note A in Notes to Financial Statements.

1 Securities with a value of $19,727,000 have been segregated as initial margin for open futures contracts.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

12

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Interest[1]	541,121
Total Income	541,121
Expenses
The Vanguard Group—Note B
Investment Advisory Services	655
Management and Administrative
Investor Shares	6,256
Admiral Shares	1,461
Institutional Shares	614
Marketing and Distribution
Investor Shares	964
Admiral Shares	444
Institutional Shares	323
Custodian Fees	36
Shareholders’ Reports
Investor Shares	120
Admiral Shares	8
Institutional Shares	5
Trustees’ Fees and Expenses	10
Total Expenses	10,896
Net Investment Income	530,225
Realized Net Gain (Loss)
Investment Securities Sold	16,215
Futures Contracts	25,293
Swap Contracts	(5,535)
Realized Net Gain (Loss)	35,973
Change in Unrealized Appreciation (Depreciation)
Investment Securities	124,082
Futures Contracts	(2,672)
Swap Contracts	(3,749)
Change in Unrealized Appreciation (Depreciation)	117,661
Net Increase (Decrease) in Net Assets Resulting from Operations	683,859

1 Interest income from an affiliated company of the fund was $1,064,000.

13

Statement of Changes in Net Assets

		Feb. 1,
	Six Months Ended	2007, to	Year Ended
	June 30,	Dec. 31,	Jan. 31,
	2008	2007[1]	2007
	($000)	($000)	($000)
Increase (Decrease) In Net Assets
Operations
Net Investment Income	530,225	578,022	376,583
Realized Net Gain (Loss)	35,973	(11,178)	(178,430)
Change in Unrealized Appreciation (Depreciation)	117,661	616,178	(163,843)
Net Increase (Decrease) in Net Assets
Resulting from Operations	683,859	1,183,022	34,310
Distributions
Net Investment Income
Investor Shares	(270,216)	(305,572)	(190,729)
Admiral Shares	(141,632)	(156,178)	(87,252)
Institutional Shares	(91,693)	(116,134)	(47,934)
Realized Capital Gain
Investor Shares	—	—	—
Admiral Shares	—	—	—
Institutional Shares	—	—	—
Return of Capital
Investor Shares	—	—	(8,964)
Admiral Shares	—	—	(4,014)
Institutional Shares	—	—	(2,186)
Total Distributions	(503,541)	(577,884)	(341,079)
Capital Share Transactions—Note E
Investor Shares	2,340,897	980,196	(680,333)
Admiral Shares	1,121,350	799,608	128,107
Institutional Shares	786,176	456,102	476,857
Net Increase (Decrease) from Capital Share Transactions	4,248,423	2,235,906	(75,369)
Total Increase (Decrease)	4,428,741	2,841,044	(382,138)
Net Assets
Beginning of Period	12,397,477	9,556,433	9,938,571
End of Period[2]	16,826,218	12,397,477	9,556,433

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $16,016,000, ($10,668,000), and ($10,806,000).

14

Financial Highlights

Investor Shares
	Six Months	Feb. 1,
	Ended	2007, to
For a Share Outstanding	June 30,	Dec. 31,	Year Ended January 31,
Throughout Each Period	2008	2007[1]	2007	2006	2005	2004	2003
Net Asset Value,
Beginning of Period	$12.45	$11.80	$12.18	$12.57	$12.36	$11.91	$10.68
Investment Operations
Net Investment Income	.42	.651	.483	.573	.596	.41	.47
Net Realized and
Unrealized Gain (Loss)
on Investments	.22	.646	(.437)	(.230)	.244	.61	1.28
Total from
Investment Operations	.64	1.297	.046	.343	.840	1.02	1.75
Distributions
Dividends from
Net Investment Income	(.40)	(.647)	(.407)	(.681)	(.565)	(.45)	(.46)
Distributions from
Realized Capital Gains	—	—	—	(.052)	(.065)	(.12)	(.06)
Return of Capital	—	—	(.019)	—	—	—	—
Total Distributions	(.40)	(.647)	(.426)	(.733)	(.630)	(.57)	(.52)
Net Asset Value,
End of Period	$12.69	$12.45	$11.80	$12.18	$12.57	$12.36	$11.91

Total Return[2]	5.16%	11.40%	0.43%	2.76%	6.96%	8.69%	16.64%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$9,099	$6,662	$5,361	$6,227	$7,530	$5,164	$3,143
Ratio of Total Expenses to
Average Net Assets	0.19%*	0.20%*	0.20%	0.20%	0.17%	0.18%	0.22%
Ratio of Net Investment
Income to Average
Net Assets	7.03%*	5.92%*	3.87%	4.83%	4.83%	3.46%	4.55%
Portfolio Turnover Rate	30%*	21%	53%	47%	73%	63%	108%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*	Annualized.

15

Admiral Shares
	Six Months	Feb. 1,	Year	June 10,
	Ended	2007, to	Ended	2005[2] to
	June 30,	Dec. 31,	Jan. 31,	Jan. 31,
For a Share Outstanding Throughout Each Period	2008	2007[1]	2007	2006
Net Asset Value, Beginning of Period	$24.45	$23.17	$23.91	$25.00
Investment Operations
Net Investment Income	.839	1.299	.971	.683
Net Realized and Unrealized Gain (Loss) on Investments	.416	1.278	(.858)	(.432)
Total from Investment Operations	1.255	2.577	.113	.251
Distributions
Dividends from Net Investment Income	(.795)	(1.297)	(.815)	(1.315)
Distributions from Realized Capital Gains	—	—	—	(.026)
Return of Capital	—	—	(.038)	—
Total Distributions	(.795)	(1.297)	(.853)	(1.341)
Net Asset Value, End of Period	$24.91	$24.45	$23.17	$23.91

Total Return	5.15%	11.54%	0.53%	1.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,660	$3,487	$2,523	$2,474
Ratio of Total Expenses to Average Net Assets	0.10%*	0.11%*	0.11%	0.11%*
Ratio of Net Investment Income to Average Net Assets	7.12%*	6.01%*	3.96%	4.92%*
Portfolio Turnover Rate	30%*	21%	53%	47%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

2 Inception.

*	Annualized.

16

Institutional Shares
	Six Months	Feb. 1,				Dec. 12,
	Ended	2007, to				2003[2] to
For a Share Outstanding	June 30,	Dec. 31,	Year Ended January 31,			Jan. 31,
Throughout Each Period	2008	2007[1]	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.96	$9.44	$9.74	$10.06	$9.88	$10.00
Investment Operations
Net Investment Income	.343	.532	.398	.471	.483	—
Net Realized and Unrealized Gain (Loss)
on Investments	.171	.521	(.348)	(.194)	.207	.080
Total from Investment Operations	.514	1.053	.050	.277	.690	.080
Distributions
Dividends from Net Investment Income	(.324)	(.533)	(.335)	(.556)	(.458)	(.104)
Distributions from Realized Capital Gains	—	—	—	(.041)	(.052)	(.096)
Return of Capital	—	—	(.015)	—	—	—
Total Distributions	(.324)	(.533)	(.350)	(.597)	(.510)	(.200)
Net Asset Value, End of Period	$10.15	$9.96	$9.44	$9.74	$10.06	$9.88

Total Return	5.18%	11.58%	0.57%	2.79%	7.15%	0.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,068	$2,248	$1,673	$1,238	$601	$204
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%*	0.08%	0.08%	0.11%	0.12%*
Ratio of Net Investment Income to
Average Net Assets	7.14%*	6.04%*	3.99%	4.95%	4.93%	—[3]
Portfolio Turnover Rate	30%*	21%	53%	47%	73%	63%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

2 Inception.

3 Negative inflation adjustments and premium amortization completely offset coupon income for the period from December 12, 2003, to January 31, 2004.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Bond Index Funds. The fund offers three classes of shares, Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk for total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended January 31, 2005–December 31, 2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

18

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund, and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $1,319,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.32% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $190,106,000 to offset future net capital gains of $152,319,000 through December 31, 2014, $32,494,000 through December 31, 2015, and $5,293,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carry-forward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $15,905,494,000. Net unrealized appreciation of investment securities for tax purposes was $693,349,000, consisting of unrealized gains of $710,927,000 on securities that had risen in value since their purchase and $17,578,000 in unrealized losses on securities that had fallen in value since their purchase.

19

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year Treasury Note	(5,314)	587,488	(3,091)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2008, the fund purchased $6,054,994,000 of investment securities and sold $2,233,352,000 of investment securities other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		February 1, 2007 to		Year Ended
	June 30, 2008		December 31, 2007[1]		January 31, 2007
	Amount	Shares	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,438,506	266,069	2,064,322	170,885	1,640,062	137,575
Issued in Lieu of
Cash Distributions	243,091	19,148	271,905	23,023	179,084	15,273
Redeemed	(1,340,700)	(104,597)	(1,356,031)	(113,268)	(2,499,479)	(209,791)
Net Increase (Decrease)—
Investor Shares	2,340,897	180,620	980,196	80,640	(680,333)	(56,943)
Admiral Shares
Issued	1,711,607	67,830	1,214,928	51,341	917,013	39,152
Issued in Lieu of
Cash Distributions	127,485	5,113	139,882	6,026	82,079	3,563
Redeemed	(717,742)	(28,530)	(555,202)	(23,608)	(870,985)	(37,289)
Net Increase (Decrease)—
Admiral Shares	1,121,350	44,413	799,608	33,759	128,107	5,426
Institutional Shares
Issued	1,100,801	107,214	937,351	97,767	640,836	67,333
Issued in Lieu of
Cash Distributions	86,760	8,549	105,793	11,206	44,112	4,702
Redeemed	(401,385)	(39,203)	(587,042)	(60,426)	(208,091)	(21,927)
Net Increase (Decrease)—
Institutional Shares	786,176	76,560	456,102	48,547	476,857	50,108

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

20

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	19,587	(3,091)
Level 2—Other significant observable inputs	16,579,256	—
Level 3—Significant unobservable inputs	—	—
Total	16,598,843	(3,091)

21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Inflation-Protected Securities Fund	12/31/2007	6/30/2008	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,051.62	$0.97
Admiral Shares	1,000.00	1,051.54	0.51
Institutional Shares	1,000.00	1,051.84	0.41
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.92	$0.96
Admiral Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.19% for Investor Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

22

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

23

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Inflation-Protected Securities Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, head of Fixed Income Portfolio Management and principal of Vanguard, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

24

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Distribution by Coupon. A breakdown of the securities in a fund according to coupon rate—the interest rate that an issuer promises to pay, expressed as an annual percentage of face value. Securities with unusually high coupon rates may be subject to call risk, the possibility that they will be redeemed (or “called”) early by the issuer.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

25

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

26

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee Since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
156 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee Since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
156 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee Since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
156 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee Since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
156 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee Since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
156 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee Since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
156 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee Since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
156 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee Since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
156 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee Since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
156 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer Since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
156 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President Since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
156 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary Since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
156 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, CFA, and the
ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
CFA® is a trademark owned by CFA Institute.
Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by
the fund’s current prospectus.	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1192 082008

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: August 19, 2008

VANGUARD BOND INDEX FUNDS

By:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: August 19, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.